UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust
(Exact name of registrant as specified in charter)

119 East Marcy Street, Santa Fe, New Mexico 87501
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders

The following semi-annual reports are attached hereto, in order:

Thornburg Limited Term Income Funds
Thornburg Limited Term Income Funds Class I
Thornburg New Mexico Intermediate Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg Intermediate Municipal Fund Class I
Thornburg Value Fund Correction Slip
Thornburg Value Fund Class I
Thornburg Value Fund Class I (as Revised on May 27, 2004)
Thornburg Florida Intermediate Municipal Fund
Thornburg International Value Fund
Thornburg International Value Fund Class I
Thornburg Core Growth Fund
Thornburg Core Growth Fund Class I
Thornburg Investment Income Builder Fund
Thornburg Investment Income Builder Fund Class I

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Limited Term Income Funds

Semi-Annual Report
March 31, 2004

Thornburg Limited Term Income Funds ALL DATA AS OF 3/31/04.
FUND FACTS: Thornburg Limited Term U.S. Government Fund*
	A Shares	B Shares	C Shares	R-1 Shares
Annualized Dist Rate (at NAV)	2.89%	1.25%	2.52%	2.88%
SEC Yield	2.43%	0.86%	2.07%	2.44%
NAV	$ 13.27	$ 13.26	$ 13.35	$ 13.28
Maximum Offering Price	$ 13.47	$ 13.26	$ 13.35	$ 13.28
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	1.58%	(2.71)%	2.24%	N/A
Three Years	5.74%	N/A	5.91%	N/A
Five Years	5.97%	N/A	5.91%	N/A
Ten Years	5.97%	N/A	N/A	N/A
Since Inception	6.72%	(0.01)%	5.95%	2.12%
Inception Date	11/16/1987	11/1/2002	9/1/1994	7/1/2003
FUND FACTS: Thornburg Limited Term Income Fund
	A Shares	C Shares	R-1 Shares
Annualized Distribution Rate (at NAV)	3.14%	2.89%	3.15%
SEC Yield	2.16%	1.95%	2.20%
NAV	$ 13.04	$ 13.02	$ 13.05
Maximum Offering Price	$ 13.24	$ 13.02	$ 13.05
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	3.20%	3.97%	N/A
Three Years	6.07%	6.25%	N/A
Five Years	6.29%	6.22%	N/A
Ten Years	6.42%	N/A	N/A
Since Inception	6.28%	6.30%	2.82%
Inception Date	10/1/1992	9/1/1994	7/1/2003

Maximum sales charge of the Funds’ Class A Shares is 1.50%. B shares carry a contingent deferred sales charge (CDSC), if redeemed within a year, of 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year. C shares include a 0.50% CDSC for the first year only. There is no up front sales charge for R shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Funds will meet their objectives. Shares in the Funds carry risks, including possible loss of principal.

Carefully consider the Funds’ investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds’ shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Funds’ NAV and current distributions.

* Shares are not guaranteed by the U.S. Government.

Thornburg Limited Term Income Funds

Letter to shareholders

April 12, 2004

Dear Fellow Shareholder,

I am pleased to present your Semi-annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the 6 months ended March 31, 2004. The net asset value of an “A” share of the Thornburg Limited Term Income Fund increased 5 cents in the period to $13.04. If you were invested for the entire period, you received dividends of 21.6 cents per share. If you reinvested your dividends, you received 21.7 cents per share. Investors who owned “C” shares received 19.9 and 20.0 cents per share, respectively. The net asset value of an “A” share of the Thornburg Limited Term U.S. Government Fund increased 4 cents in the period to $13.27. If you were invested for the entire period, you received dividends of 18.7 cents per share. If you reinvested your dividends, you received 18.8 cents per share. Investors who owned “C” shares received 16.4 and 16.5 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

Interest rates on U.S. Treasuries were largely unchanged on the dates of September 30, 2003 and March 31, 2004. However, the market fluctuated widely in the interim. For example, the yield on a 5-year U.S. Treasury ranged between a high of 3.45% and a low of 2.65% over the period. Interest rates mostly rose through November before starting a downward trend through March. Quality spreads (the additional yield on a corporate bond) contracted through December before starting to rise in the first quarter of this year.

Putting income and the change in price together, the “A” shares of the Thornburg Limited Term Income Fund produced a total return of 2.15% over the six-month period, assuming a beginning-of-the-period investment at the net asset value. The Lehman Brothers Intermediate Government/Credit Index produced a 2.75% total return over the same time period. The “A” shares of the Thornburg Limited Term U.S. Government Fund produced a total return of 1.74% over the six-month period, assuming a beginning-of-the-period investment at the net asset value. The Lehman Intermediate Government Index produced a 2.18% total return over the same time period. The Funds kept their duration shorter than the indices during the first quarter of 2004, during which time interest rates fell and longer duration bonds tended to outperform. Because the Funds kept their durations shorter and allocated a larger portion of their portfolios to short-term bonds, their returns fell short of the indices. The Thornburg Limited Term Income Fund also did not own some of the lower rated credits represented in the Index. Some of these bonds benefited from the significant contraction in spreads to Treasuries on lower rated credits during the period. We have kept our durations shorter than the indices thus far in 2004, because we believe doing so will improve the Funds’ return relative to the indices if interest rates rise.

Interest rates have risen since the release of the March payroll numbers. The U.S. Treasury market now has yields equivalent to the levels seen in December of 2003. After months of waiting for the expected employment growth to show up, the market had become complacent with a “No Jobs Recovery” after the February payroll release. The gain of 308,000 jobs documented in the March payroll number seems to have caught the bond market by surprise. It is interesting to note that the increase in employment has averaged 126,000 per month since September. The U.S. still has 1 million fewer jobs now than at the peak employment in 2001. Most economists believe that employment has to grow by at least 125,000 per month just to keep up with population growth. 200,000 to 300,000 per month employment growth is necessary to regain those lost jobs.

Aside from the employment growth, other aspects of the U.S. economy have continued their increases as the U.S. moves away from the last recession. The GDP growth has been relatively robust. An increase in household wealth appears to be sustaining spending in this cycle, something that was not evident in earlier cycles. That may be due to the ease of taking money out of assets, especially houses through mortgage refinancing. The huge influx of foreign investments has helped, pushing down interest rates and boosting asset values. Over the past three years, foreigners have purchased over $500 billion in corporate bonds, over $400 billion of Treasuries and $225 billion in mortgage-backed securities. This foreign investment has helped corporate spreads as well. There has been a large improvement in credit spreads on corporate bonds over the last few years, but that improvement has moderated over the last six months as quality spreads are now at levels last seen in 1998.

If the March payroll report is not an aberration, but the start of robust employment growth, then the outlook for the raising of the Fed Funds Rate may now change its focus from payrolls to inflation. If strong GDP growth continues and employment is rising, the last ingredient for the Fed staying accommodative is low inflation. The members of the Federal Open Market

Thornburg Limited Term Income Funds

Letter to shareholders, CONTINUED

Committee have stated that they do not believe that inflation is much of a problem right now. The bond market, however, is starting to worry that inflation has reached its nadir and will start to move up from here. The large increases in prices for energy and commodities have helped fuel speculation that inflation is on the rise.

It appears evident that the Fed will hold short rates steady for a while; the lost jobs need to be replaced and that will take six months of 300,000-employment growth; the economy needs to keep growing at a steady pace; and, inflation needs to accelerate from here. All of these are within reach, but not in the next few months. The bond market tries to be proactive, however. If it is believed that the Fed will have to start raising rates, the bond market may start increasing yields before the Fed has changed their stance. We are cognizant of this as we manage the portfolios for the future.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We believe a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Please review the charts at the back of the report, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the money market funds average.

Thank you for investing in our funds. We believe the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we believe that we are well positioned and we will maintain a steady course.

Steven J. Bohlin
Portfolio Manager

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate government and investment grade corporate debt securities having maturities of up to ten years.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged market-weighted index generally representative of all public obligations of the U.S. Government, its agencies and instrumentalities having maturities of up to ten years.

Statements of assets and liabilities
Thornburg Limited Term Income Funds
March 31, 2004
(Unaudited)

	Limited Term U.S. Government Fund	Limited Term Income Fund
ASSETS
Investments at value (cost $224,817,842 and $367,358,479 respectively)	$232,248,587	$382,172,551
Cash	692,932	1,838,451
Cash denominated in foreign currency (cost $66,710)	0	68,694
Receivable for investments sold	568	2,481,005
Principal receivable	14,759	0
Receivable for fund shares sold	386,508	1,767,919
Interest receivable	2,242,690	3,988,997
Prepaid expenses and other assets	51,545	47,892

Total Assets	235,637,589	392,365,509

LIABILITIES
Payable for securities purchased	0	15,415,287
Payable for fund shares redeemed	794,501	220,028
Accounts payable and accrued expenses	124,993	110,984
Payable to investment advisor (Note 3)	93,454	163,611
Dividends payable	534,507	981,029
Total Liabilities	1,547,455	16,890,939

NET ASSETS	$234,090,134	$375,474,570

NET ASSETS CONSIST OF:
Undistributed (distribution in excess of) net investment income	$83,335	$5,946
Net unrealized appreciation (depreciation) on investments	7,430,745	14,816,802
Accumulated net realized (gain) loss	(3,080,188)	(2,667,468)
Net capital paid in on shares of beneficial interest	229,656,242	363,319,290

	$234,090,134	$375,474,570

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($168,411,245 and $219,355,942 applicable to 12,693,592 and 16,815,610 shares of beneficial interest
outstanding - Note 4)	$13.27	$13.04
Maximum sales charge, 1.50% of offering price	0.20	0.20

Maximum Offering Price Per Share	$13.47	$13.24

Class B Shares:
Net asset value and offering price per share* ($2,563,517
applicable to 193,299 shares of beneficial
interest outstanding - Note 4)	$13.26	$0

Class C Shares:
Net asset value and offering price per share* ($50,782,122 and
$64,660,170 applicable to 3,804,234 and 4,964,653 shares of
beneficial interest outstanding - Note 4)	$13.35	$13.02

Class I Shares:
Net asset value, offering and redemption price per share ($12,291,953 and $91,400,039 applicable to 926,663 and 7,006,356 shares
of beneficial interest outstanding - Note 4)	$13.26	$13.05

Class R-1 Shares:
Net asset value, offering and redemption price per share ($41,297 and $58,419 applicable to 3,111 and 4,477 shares
of beneficial interest outstanding - Note 4)	$13.28	$13.05

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges See notes to financial statements.

STATEMENTS OF OPERATIONS
Thornburg Limited Term Income Funds		Six Months Ended March 31, 2004
		(Unaudited)
INVESTMENT INCOME:	Limited Term U.S. Government Fund	Limited Term Income Fund
Interest income (net of premium amortized
of $1,157,485 and $692,130 respectively)	$4,407,948	$7,205,589

EXPENSES:
Investment advisory fees (Note 3)	443,989	834,653
Administration fees (Note 3)
Class A Shares	105,591	125,814
Class B Shares	1,707	0
Class C Shares	33,022	36,712
Class I Shares	3,116	18,449
Class R-1 Shares	5	15
Distribution and service fees (Note 3)
Class A Shares	142,939	201,905
Class B Shares	14,410	0
Class C Shares	269,193	301,423
Class R-1 Shares	39	125
Transfer agent fees
Class A Shares	74,740	103,350
Class B Shares	8,271
Class C Shares	31,725	36,630
Class I Shares	8,995	18,140
Class R-1 Shares	992	900
Registration and filing fees
Class A Shares	7,611	5,843
Class B Shares	7,320
Class C Shares	4,526	4,452
Class I Shares	4,979	4,824
Class R-1 Shares	7,794	7,794
Custodian fees (Note 3)	64,863	82,008
Professional fees	19,840	30,935
Accounting fees	10,210	10,515
Trustee fees	3,406	3,714
Other expenses	32,401	34,729

Total Expenses	1,301,684	1,862,930
Less:
Expenses reimbursed by investment advisor (Note 3)	(35,222)	(102,652)
Distribution and service fees waived (Note 3)	(134,616)	(150,774)

Fees paid indirectly (Note 3)	(2,663)	(4,538)
Net Expenses	1,129,183	1,604,966

Net Investment Income	$3,278,765	$5,600,623

Six Months Ended March 31, 2004
(Unaudited)

	Limited Term U.S. Government Fund	Limited Term Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain Loss) on:
Investments	$137,645	$(984,392)

Net change in unrealized appreciation (depreciation) on:
Investments	403,287	2,980,352
Foreign currency translation	000	(525)

	403,287	2,979,827
Net Realized and Unrealized
Gain (Loss) on Investments	540,932	1,995,435

Net Increase (Decrease) in Net Assets Resulting
From Operations	$3,819,697	$7,596,058

See notes to financial statements

Statements of changes in net assets Thornburg Limited Term U.S. Government Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,278,765	$7,983,017
Net realized gain (loss) on investments sold	137,645	4,695,491
Increase (Decrease) in unrealized appreciation	403,287	(5,709,054)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,819,697	6,969,454
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(2,404,539)	(6,174,157)
Class B Shares	(28,815)	(50,597)
Class C Shares	(655,987)	(1,378,892)
Class I Shares	(189,311)	(379,370)
Class R-1 Shares	(113)	(1)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	(8,864,749)	21,836,105
Class B Shares	(510,422)	3,080,205
Class C Shares	(5,494,408)	25,756,540
Class I Shares	(822,238)	6,129,775
Class R-1 Shares	41,046	76

Net Increase (Decrease) in Net Assets	(15,109,839)	55,789,138
NET ASSETS:
Beginning of period	249,199,973	193,410,835

End of period	$234,090,134	$249,199,973

See notes to financial statements

Statements of Changes in Net Assets Thornburg Limited Term Income Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$5,600,623	$9,222,797
Net realized gain (loss) on investments sold	(984,392)	1,075,205
Increase (Decrease) in unrealized appreciation	2,979,827	2,954,124

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,596,058	13,252,126
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(3,355,045)	(5,571,809)
Class C Shares	(900,913)	(1,505,535)
Class I Shares	(1,344,277)	(2,145,452)
Class R-1 Shares	(388)	(1)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	33,748,674	77,437,936
Class C Shares	9,417,731	23,908,108
Class I Shares	31,358,671	19,271,605
Class R-1 Shares	57,483	76

Net Increase (Decrease) in Net Assets	76,577,994	124,647,054
NET ASSETS:
Beginning of period	298,896,576	174,249,522

End of period	$375,474,570	$298,896,576

See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Income Funds

March 31, 2004

NOTE 1 – ORGANIZATION Thornburg Limited Term U.S. Government Fund (the “Government Fund”) and Thornburg Limited Term Income Fund (the “Income Fund”), hereafter referred to collectively as the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Funds’ objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Government Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. The Income Fund currently offers four classes of shares of beneficial interest, Class A, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. Each class of shares of a fund represents an interest in the same portfolio of investments of that fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, each fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to “regulated investment companies” and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore, no provision for Federal income taxes is required.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Funds make a commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value in determining each fund’s net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds’ records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are

Thornburg Limited Term Income Funds

Notes to financial statements, continued

March 31, 2004

reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage-backed securities. Such securities pay interest and a portion of principal each month, which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Income Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Income Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Funds for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .375 of 1% to .275 of 1% of the average daily net assets of the Government Fund and .50 of 1% to .275 of 1% of the average daily net assets of the Income Fund depending on each fund’s asset size. The Funds also have an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of each fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to Class A, Class B, Class C, and Class R-1 shares, and up to .05 of 1% of the average daily net assets attributable to Class I shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $16,365, $4,658, $5,405, and $8,794 for the Class B, C, I, and R-1 shares, respectively, of the Government Fund and $42,694, $37,426, $13,818, and $8,714 for the Class A, C, I, and R-1 shares, respectively, of the Income Fund.

The Funds have underwriting agreements with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of each fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Funds that it earned net commissions aggregating $1,321 and $1,159 from the sales of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $11,053 and $7,656 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Notes to financial statements, continued

Thornburg Limited Term Income Funds

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Funds may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to the Class A, Class B, Class C, and Class R-1 shares of the Funds for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of each fund’s shares. The Funds have also adopted distribution plans pursuant to Rule 12b-1, applicable to each fund’s Class B, Class C, and Class R-1 shares under which the Funds compensate the Distributor for services in promoting the sale of Class B, C, and R-1 shares of the Funds at an annual rate of up to ..75 of 1% of the average daily net assets attributable to these classes. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the period ended March 31, 2004 are set forth in the Statements of Operations. Distribution fees of $134,616 and $150,774 respectively for Class C shares of the Government Fund and Income Fund were waived.

The Funds have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by each fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the Statements of Operations. For the period ended March 31, 2004, the fees paid indirectly were $2,663 and $4,538 for the Government Fund and Income Fund respectively.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 Shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

GOVERNMENT FUND	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,749,617	$23,007,642	7,033,728	$93,088,730
Shares issued to shareholders in	114,379	1,499,320	352,071	4,651,838
reinvestment of dividends
Shares repurchased	(2,543,701)	(33,371,711)	(5,757,412)	(75,904,463)

Net Increase (Decrease)	(679,705)	$(8,864,749)	1,628,387	$21,836,105

Class B Shares
Shares sold	41,064	$541,568	265,526	$3,519,557
Shares issued to shareholders in	1,199	15,690	2,704	35,753
reinvestment of dividends
Shares repurchased	(81,301)	(1,067,680)	(35,893)	(475,105)

Net Increase (Decrease)	(39,038)	$(510,422)	232,337	$3,080,205

Class C Shares
Shares sold	459,976	$6,081,199	2,733,738	$36,415,998
Shares issued to shareholders in	30,870	407,054	83,795	1,113,966
reinvestment of dividends
Shares repurchased	(907,277)	(11,982,661)	(887,516)	(11,773,424)

Net Increase (Decrease)	(416,431)	$(5,494,408)	1,930,017	$25,756,540

Thornburg Limited Term Income Funds
Notes to financial statements, continued

March 31, 2004

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class I Shares
Shares sold	245,315	$3,210,274	808,309	$10,671,009
Shares issued to shareholders in	10,057	131,822	24,410	322,502
reinvestment of dividends
Shares repurchased	(318,194)	(4,164,334)	(367,766)	(4,863,736)

Net Increase (Decrease)	(62,822)	$(822,238)	464,953	$6,129,775

Class R-1 Shares
Shares sold	3,399	$44,964	6	$75
Shares issued to shareholders in	1	8	--	1
reinvestment of dividends
Shares repurchased	(295)	(3,926)	--	--

Net Increase (Decrease)	3,105	$41,046	6	$76

INCOME FUND	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	4,541,406	$58,626,933	8,212,612	$105,632,467
Shares issued to shareholders in	157,855	2,033,515	317,279	4,076,963
reinvestment of dividends
Shares repurchased	(2,084,354)	(26,911,774)	(2,518,725)	(32,271,494)

Net Increase (Decrease)	2,614,907	$33,748,674	6,011,166	$77,437,936

Class C Shares
Shares sold	1,313,066	$16,929,965	2,753,770	$35,318,563
Shares issued to shareholders in	38,708	497,854	83,893	1,076,023
reinvestment of dividends
Shares repurchased	(621,459)	(8,010,088)	(973,489)	(12,486,478)

Net Increase (Decrease)	730,315	$9,417,731	1,864,174	$23,908,108

Class I Shares
Shares sold	2,932,414	$37,863,589	2,435,755	$31,247,349
Shares issued to shareholders in	77,080	993,296	150,329	1,931,913
reinvestment of dividends
Shares repurchased	(580,634)	(7,498,214)	(1,080,571)	(13,907,657)

Net Increase (Decrease)	2,428,860	$31,358,671	1,505,513	$19,271,605

Class R-1 Shares
Shares sold	4,453	$57,245	6	$75
Shares issued to shareholders in	18	238	--	1
reinvestment of dividends
Shares repurchased	--	--	--	--

Net Increase (Decrease)	4,471	$57,483	6	$76

Notes to financial statements, continued

Thornburg Limited Term Income Funds

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, portfolio purchase and sale transactions (excluding short-term securities) were $3,935,000 and $13,385,186 for the Government Fund and $115,828,820 and $44,374,733 for the Income Fund, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

	Government Fund	Income Fund
Cost of investments
for tax purpose	$224,817,842	$367,531,570

Gross unrealized
appreciation on a tax basis	$8,158,030	$15,227,827
Gross unrealized
depreciation on a tax basis	(727,285)	(413,755)

Net unrealized
appreciation (depreciation)
on investments (tax basis)	$7,430,745	$14,814,072

Distributable earnings-
ordinary income	$83,335	$5,946

At March 31, 2004, the Government Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

2004	$2,026,055
2008	17,646
2009	1,160,521
2010	13,611

$3,217,833

At March 31, 2004, the Income Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

2004	$225,978
2008	497,824
2009	650,941
2010	308,333

$1,683,076

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Financial highlights
Thornburg Limited Term U.S. Government Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.23	$ 13.27	$ 12.77	$ 12.03	$ 12.06	$ 12.66

Income from investment operations:
Net investment income	0.19	0.47	0.58	0.67	0.68	0.66
Net realized and unrealized
gain (loss) on investments	0.04	(0.04)	0.50	0.74	(0.03)	(0.60)

Total from investment operations	0.23	0.43	1.08	1.41	0.65	0.06
Less dividends from:
Net investment income	(0.19)	(0.47)	(0.58)	(0.67)	(0.68)	(0.66)

Change in net asset value	0.04	(0.04)	0.50	0.74	(0.03)	(0.60)
Net asset value, end of period	$ 13.27	$ 13.23	$ 13.27	$ 12.77	$ 12.03	$ 12.06

Total return (a)	1.74%	3.29%	8.75%	12.02%	5.58%	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.85% (b)	3.53%	4.53%	5.39%	5.69%	5.33%
Expenses, after expense reductions	0.88% (b)	0.92%	0.93%	0.99%	0.98%	0.95%
Expenses, after expense reductions
and net of custody credits	0.87% (b)	0.90%	0.92%	--	--	--
Expenses, before expense reductions	0.88% (b)	0.92%	0.93%	0.99%	0.99%	0.95%
Portfolio turnover rate	1.74%	35.06%	4.34%	15.23%	19.66%	19.39%
Net assets at end of period (000)	$ 168,411	$ 176,876	$ 155,864	$ 105,348	$ 87,616	$ 113,215

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

Financial highlights, continued
Thornburg Limited Term U.S. Government Fund
	Six Months Ended March 31, 2004	Period Ended September 30, 2003(c)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.22	$ 13.12

Income from investment operations:
Net investment income	0.14	0.37
Net realized and unrealized
gain (loss) on investments	0.04	0.10

Total from investment operations	0.18	0.47
Less dividends from:
Net investment income	(0.14)	(0.37)

Change in net asset value	0.04	0.10
Net asset value, end of period	$ 13.26	$ 13.22

Total return (a)	1.34%	3.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.11%(b)	2.93%(b)
Expenses, after expense reductions	1.61%(b)	1.35%(b)
Expenses, after expense reductions
and net of custody credits	1.61%(b)	1.33%(b)
Expenses, before expense reductions	2.81%(b)	3.32%(b)
Portfolio turnover rate	1.74%	35.06%
Net assets at end of period (000)	$ 2,564	$ 3,073

(a) Not annualized for periods less than one year
(b) Annualized.
(c) Effective date of Class B Shares was November 1, 2002.

Financial highlights, continued
Thornburg Limited Term U.S. Government Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.31	$ 13.35	$ 12.85	$ 12.10	$ 12.12	$ 12.71

Income from investment operations:
Net investment income	0.16	0.43	0.54	0.62	0.63	0.60
Net realized and unrealized
gain (loss) on investments	0.04	(0.04)	0.50	0.75	(0.02)	(0.59)

Total from investment operations	0.20	0.39	1.04	1.37	0.61	0.01
Less dividends from:
Net investment income	(0.16)	(0.43)	(0.54)	(0.62)	(0.63)	(0.60)

Change in net asset value	0.04	(0.04)	0.50	0.75	(0.02)	(0.59)
Net asset value, end of period	$ 13.35	$ 13.31	$ 13.35	$ 12.85	$ 12.10	$ 12.12

Total return (a)	1.55%	2.96%	8.33%	11.60%	5.23%	0.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.48% (b)	3.14%	4.13%	4.89%	5.26%	4.88%
Expenses, after expense reductions	1.24% (b)	1.24%	1.28%	1.41%	1.40%	1.40%
Expenses, after expense reductions
and net of custody credits	1.24% (b)	1.22%	1.27%	--	--	--
Expenses, before expense reductions	1.77% (b)	1.76%	1.78%	2.01%	2.11%	1.98%
Portfolio turnover rate	1.74%	35.06%	4.34%	15.23%	19.66%	19.39%
Net assets at end of period (000)	$ 50,782	$ 56,166	$ 30,587	$ 12,704	$ 5,098	$ 7,516

(a) Not annualized for periods less than one year.
(b) Annualized.

Financial highlights, continued
Thornburg Limited Term U.S. Government Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.22	$ 13.27	$ 12.77	$ 12.03	$ 12.05	$ 12.65

Income from investment operations:
Net investment income	0.20	0.51	0.62	0.72	0.72	0.70
Net realized and unrealized
gain (loss) on investments	0.04	(0.05)	0.50	0.74	(0.02)	(0.60)

Total from investment operations	0.24	0.46	1.12	1.46	0.70	0.10
Less dividends from:
Net investment income	(0.20)	(0.51)	(0.62)	(0.72)	(0.72)	(0.70)

Change in net asset value	0.04	(0.05)	0.50	0.74	(0.02)	(0.60)
Net asset value, end of period	$ 13.26	$ 13.22	$ 13.27	$ 12.77	$ 12.03	$ 12.05

Total return (a)	1.84%	3.51%	9.11%	12.45%	6.07%	0.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.04% (b)	3.77%	4.86%	5.79%	6.06%	5.69%
Expenses, after expense reductions	0.67% (b)	0.64%	0.61%	0.61%	0.60%	0.60%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.62%	0.60%	--	--	--
Expenses, before expense reductions	0.76% (b)	0.82%	1.04%	1.21%	1.08%	1.06%
Portfolio turnover rate	1.74%	35.06%	4.34%	15.23%	19.66%	19.39%
Net assets at end of period (000)	$ 12,292	$ 13,085	$ 6,960	$ 3,992	$ 3,819	$ 5,612

(a) Not annualized for periods less than one year.
(b) Annualized.

Financial highlights, continued
Thornburg Limited Term U.S. Government Fund
	Six Months Ended March 31, 2004	Period Ended September 30, 2003(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.23	$ 13.38

Income from investment operations:
Net investment income	0.20	0.17
Net realized and unrealized
gain (loss) on investments	0.05	(0.15)

Total from investment operations	0.25	0.02
Less dividends from:
Net investment income	(0.20)	(0.17)

Change in net asset value	0.05	(0.15)
Net asset value, end of period	$ 13.28	$ 13.23

Total return (a)	1.93%	0.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	2.93%(b)	5.07%(b)
Expenses, after expense reductions	0.91%(b)	1.15%(b)
Expenses, after expense reductions
and net of custody credits	0.91%(b)	1.15%(b)
Expenses, before expense reductions	228.61%(b)	41,652.81%(b)*
Portfolio turnover rate	1.74%	35.06%
Net assets at end of period (000)	$ 41	- (d)

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class R-1 Shares was July 1, 2003.
(d) Net assets at end of year were less than $1,000.
* Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

Financial highlights, continued
Thornburg Limited Term Income Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.99	$ 12.79	$ 12.55	$ 11.89	$ 11.93	$ 12.50

Income from investment operations:
Net investment income	0.22	0.51	0.61	0.73	0.73	0.69
Net realized and unrealized
gain (loss) on investments	0.05	0.20	0.24	0.66	(0.04)	(0.57)

Total from investment operations	0.27	0.71	0.85	1.39	0.69	0.12
Less dividends from:
Net investment income	(0.22)	(0.51)	(0.61)	(0.73)	(0.73)	(0.64)
Return of Capital	--	--	--	--	--	(0.05)

Change in net asset value	0.05	0.20	0.24	0.66	(0.04)	(0.57)
Net asset value, end of period	$ 13.04	$ 12.99	$ 12.79	$ 12.55	$ 11.89	$ 11.93

Total return (a)	2.15%	5.56%	7.05%	12.05%	6.05%	1.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.33% (b)	3.91%	4.88%	5.94%	6.21%	5.68%
Expenses, after expense reductions	0.99% (b)	0.99%	0.99%	1.00%	0.99%	0.99%
Expenses, after expense reductions
and net of custody credits	0.99% (b)	0.99%	0.99%	--	--	--
Expenses, before expense reductions	1.03% (b)	1.04%	1.10%	1.16%	1.21%	1.19%
Portfolio turnover rate	14.04%	18.86%	21.63%	20.54%	59.46%	48.50%
Net assets at end of period (000)	$ 219,356	$ 184,497	$ 104,710	$ 56,036	$ 31,520	$ 41,050

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

Financial highlights, continued
Thornburg Limited Term Income Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.97	$ 12.77	$ 12.53	$ 11.87	$ 11.91	$ 12.47

Income from investment operations:
Net investment income	0.20	0.46	0.56	0.68	0.68	0.64
Net realized and unrealized
gain (loss) on investments	0.05	0.20	0.24	0.66	(0.04)	(0.56)

Total from investment operations	0.25	0.66	0.80	1.34	0.64	0.08
Less dividends from:
Net investment income	(0.20)	(0.46)	(0.56)	(0.68)	(0.68)	(0.59)
Return of Capital	--	--	--	--	--	(0.05)

Change in net asset value	0.05	0.20	0.24	0.66	(0.04)	(0.56)
Net asset value, end of period	$ 13.02	$ 12.97	$ 12.77	$ 12.53	$ 11.87	$ 11.91

Total return (a)	2.02%	5.20%	6.63%	11.61%	5.62%	0.68%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.07% (b)	3.56%	4.45%	5.52%	5.81%	5.28%
Expenses, after expense reductions	1.25% (b)	1.33%	1.39%	1.41%	1.40%	1.40%
Expenses, after expense reductions
and net of custody credits	1.24% (b)	1.33%	1.39%	--	--	--
Expenses, before expense reductions	1.89% (b)	1.92%	1.93%	2.13%	2.26%	2.22%
Portfolio turnover rate	14.04%	18.86%	21.63%	20.54%	59.46%	48.50%
Net assets at end of period (000)	$ 64,660	$ 54,926	$ 30,258	$ 15,219	$ 7,272	$ 7,528

(a) Not annualized for periods less than one year.
(b) Annualized.

Financial highlights, continued
Thornburg Limited Term Income Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.99	$ 12.79	$ 12.55	$ 11.90	$ 11.93	$ 12.50

Income from investment operations:
Net investment income	0.24	0.55	0.65	0.77	0.77	0.73
Net realized and unrealized
gain (loss) on investments	0.06	0.20	0.24	0.65	(0.03)	(0.57)

Total from investment operations	0.30	0.75	0.89	1.42	0.74	0.16
Less dividends from:
Net investment income	(0.24)	(0.55)	(0.65)	(0.77)	(0.77)	(0.68)
Return of Capital	--	--	--	--	--	(0.05)

Change in net asset value	0.06	0.20	0.24	0.65	(0.03)	(0.57)
Net asset value, end of period	$ 13.05	$ 12.99	$ 12.79	$ 12.55	$ 11.90	$ 11.93

Total return (a)	2.39%	5.89%	7.38%	12.29%	6.46%	1.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.17% (b)	4.23%	5.19%	6.24%	6.54%	5.99%
Expenses, after expense reductions	0.67% (b)	0.69%	0.69%	0.70%	0.69%	0.69%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.69%	0.69%	--	--	--
Expenses, before expense reductions	0.71% (b)	0.76%	0.78%	0.89%	1.00%	1.01%
Portfolio turnover rate	14.04%	18.86%	21.63%	20.54%	59.46%	48.50%
Net assets at end of period (000)	$ 91,400	$ 59,473	$ 39,281	$ 24,298	$ 12,094	$ 9,928

(a) Not annualized for periods less than one year.
(b) Annualized.

Financial Hightlights, Continued
Thornburg Limited Term Income Fund
	Six Months Ended March 31, 2004	Period Ended September 30, 2003(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.99	$ 13.10

Income from investment operations:
Net investment income	0.24	0.17
Net realized and unrealized
gain (loss) on investments	0.06	(0.11)

Total from investment operations	0.30	0.06
Less dividends from:
Net investment income	(0.24)	(0.17)

Change in net asset value	0.06	(0.11)
Net asset value, end of period	$ 13.05	$ 12.99

Total return (a)	2.33%	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.17%(b)	5.19%(b)
Expenses, after expense reductions	1.05%(b)	1.25%(b)
Expenses, after expense reductions
and net of custody credits	1.05%(b)	1.25%(b)
Expenses, before expense reductions	72.88%(b)*	41,534.94%(b)*
Portfolio turnover rate	14.04%	18.86%
Net assets at end of year (000)	$ 58	- (d)

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class R-1 Shares was July 1, 2003.
(d) Net assets at end of year were less than $1,000.
* Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R-1 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R-1 - LTURX
Security Name	Principal Amount	Value
U.S. Government Agencies (41.20%)
Federal Agricultural Mortgage Corp., 5.86% due 3/3/2006	900,000	$970,318
Federal Agricultural Mortgage Corp., 8.07% due 7/17/2006	1,000,000	1,139,308
Federal Agricultural Mortgage Corp., 6.71% due 7/28/2014	200,000	238,709
Federal Farm Credit Bank, 1.875% due 1/16/2007	4,650,000	4,617,258
Federal Farm Credit Bank, 6.75% due 7/7/2009	350,000	410,216
Federal Farm Credit Bank Consolidated MTN, 5.875% due 7/28/2008	1,900,000	2,139,419
Federal Farm Credit Bank Consolidated MTN, 5.87% due 9/2/2008	1,300,000	1,464,011
Federal Farm Credit Bank Consolidated MTN, 5.35% due 12/11/2008	200,000	220,875
Federal Farm Credit Bank Consolidated MTN, 5.80% due 3/19/2009	300,000	337,471
Federal Farm Credit Bank Consolidated MTN, 6.06% due 5/28/2013	240,000	274,735
Federal Home Loan Bank, 6.55% due 3/7/2005	265,000	277,997
Federal Home Loan Bank, 6.345% due 11/1/2005	100,000	107,478
Federal Home Loan Bank, 5.24% due 12/7/2005	225,000	238,524
Federal Home Loan Bank, 5.37% due 1/20/2006	100,000	106,542
Federal Home Loan Bank, 2.25% due 5/15/2006	3,000,000	3,025,783
Federal Home Loan Bank, 6.09% due 6/2/2006	100,000	108,981
Federal Home Loan Bank, 7.76% due 11/21/2006	200,000	229,385
Federal Home Loan Bank, 6.37% due 9/26/2007	1,000,000	1,132,900
Federal Home Loan Bank, 6.075% due 1/2/2008	475,000	535,472
Federal Home Loan Bank, 7.00% due 2/15/2008	150,000	174,437
Federal Home Loan Bank, 5.98% due 6/18/2008	2,050,000	2,313,695
Federal Home Loan Bank, 5.015% due 10/8/2008	570,000	620,946
Federal Home Loan Bank, 5.53% due 11/24/2008	225,000	250,053
Federal Home Loan Bank, 5.48% due 1/8/2009	1,250,000	1,386,320
Federal Home Loan Bank, 5.67% due 2/26/2009	1,465,000	1,637,218
Federal Home Loan Bank, 5.70% due 3/3/2009	3,000,000	3,357,679
Federal Home Loan Bank, 5.985% due 4/9/2009	3,000,000	3,397,657
Federal Home Loan Bank, 5.79% due 4/27/2009	200,000	224,702
Federal Home Loan Mortgage Corp., 5.98% due 12/8/2005	75,000	80,462
Federal Home Loan Mortgage Corp., 6.80% due 3/19/2007	300,000	340,231
Federal Home Loan Mortgage Corp., 3.80% due 10/15/2008	500,000	503,968
Federal Home Loan Mortgage Corp., Pool # 141016, 9.25% due 11/1/2016	103,904	117,131
Federal Home Loan Mortgage Corp., Pool # 141412, 8.50% due 4/1/2017	283,347	313,079
Federal Home Loan Mortgage Corp., Pool # 160043, 8.75% due 4/1/2008	27,811	29,700
Federal Home Loan Mortgage Corp., Pool # 181730, 8.50% due 5/1/2008	35,554	37,523
Federal Home Loan Mortgage Corp., Pool # 200075, 9.00% due 9/1/2004	245	249
Federal Home Loan Mortgage Corp., Pool # 252986, 10.75% due 4/1/2010	47,116	53,502
Federal Home Loan Mortgage Corp., Pool # 256764, 8.75% due 10/1/2014	25,715	27,490
Federal Home Loan Mortgage Corp., Pool # 260486, 9.00% due 1/1/2010	18,575	19,867
Federal Home Loan Mortgage Corp., Pool # 273822, 8.50% due 4/1/2009	136,105	143,821
Federal Home Loan Mortgage Corp., Pool # 291880, 8.25% due 5/1/2017	6,663	7,000
Federal Home Loan Mortgage Corp., Pool # 294817, 9.75% due 1/1/2017	68,506	77,158
Federal Home Loan Mortgage Corp., Pool # 298107, 10.25% due 8/1/2017	29,371	34,494
Federal Home Loan Mortgage Corp., Pool # 770297, 3.75% due 6/1/2018	135,364	136,578
Federal Home Loan Mortgage Corp., Pool # C90041, 6.50% due 11/1/2013	91,271	96,458
Federal Home Loan Mortgage Corp., Pool # D06907, 9.00% due 4/1/2017	10,632	11,543
Federal Home Loan Mortgage Corp., Pool # D06908, 9.50% due 9/1/2017	30,345	33,015

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
Federal Home Loan Mortgage Corp., Pool # D37120, 7.00% due 7/1/2023	$113,717	$121,299
Federal Home Loan Mortgage Corp., Pool # E00170, 8.00% due 7/1/2007	103,617	109,565
Federal Home Loan Mortgage Corp., Pool # E49074, 6.50% due 7/1/2008	74,118	78,916
Federal Home Loan Mortgage Corp., Pool # E61778, 6.50% due 4/1/2008	100,684	107,201
Federal Home Loan Mortgage Corp., Pool # E65962, 7.00% due 5/1/2008	9,699	10,382
Federal Home Loan Mortgage Corp. CMO Series 2137 Class TM, 6.50% due 1/15/2028	272,792	278,171
Federal Home Loan Mortgage Corp. CMO Series 2603 Class TN, 4.00% due	4,500,000	4,537,658
10/15/2011
Federal National Mortgage Association, Pool # 008307, 8.00% due 5/1/2008	141,274	150,365
Federal National Mortgage Association, Pool # 019535, 10.25% due 7/1/2008	12,826	14,101
Federal National Mortgage Association, Pool # 033356, 9.25% due 8/1/2016	104,170	115,739
Federal National Mortgage Association, Pool # 040526, 9.25% due 1/1/2017	8,165	8,715
Federal National Mortgage Association, Pool # 044003, 8.00% due 6/1/2017	114,806	124,739
Federal National Mortgage Association, Pool # 050811, 7.50% due 12/1/2012	97,877	104,376
Federal National Mortgage Association, Pool # 050832, 7.50% due 6/1/2013	147,520	157,361
Federal National Mortgage Association, Pool # 076388, 9.25% due 9/1/2018	136,831	153,442
Federal National Mortgage Association, Pool # 077725, 9.75% due 10/1/2018	53,827	58,916
Federal National Mortgage Association, Pool # 100286, 7.50% due 8/1/2009	343,887	366,197
Federal National Mortgage Association, Pool # 112067, 9.50% due 10/1/2016	75,619	84,578
Federal National Mortgage Association, Pool # 156156, 8.50% due 4/1/2021	98,189	106,340
Federal National Mortgage Association, Pool # 190555, 7.00% due 1/1/2014	85,415	90,710
Federal National Mortgage Association, Pool # 190703, 7.00% due 3/1/2009	82,588	88,585
Federal National Mortgage Association, Pool # 190836, 7.00% due 6/1/2009	190,968	204,836
Federal National Mortgage Association, Pool # 250387, 7.00% due 11/1/2010	134,795	144,668
Federal National Mortgage Association, Pool # 250481, 6.50% due 11/1/2015	86,111	91,046
Federal National Mortgage Association, Pool # 251258, 7.00% due 9/1/2007	88,772	94,686
Federal National Mortgage Association, Pool # 251759, 6.00% due 5/1/2013	193,332	204,524
Federal National Mortgage Association, Pool # 252648, 6.50% due 5/1/2022	537,772	567,223
Federal National Mortgage Association, Pool # 252787, 7.00% due 8/1/2006	55,898	57,879
Federal National Mortgage Association, Pool # 303383, 7.00% due 12/1/2009	141,475	151,749
Federal National Mortgage Association, Pool # 312663, 7.50% due 6/1/2010	153,101	164,451
Federal National Mortgage Association, Pool # 323706, 7.00% due 2/1/2009	245,498	263,326
Federal National Mortgage Association, Pool # 334996, 7.00% due 2/1/2011	122,448	131,417
Federal National Mortgage Association, Pool # 342947, 7.25% due 4/1/2024	698,503	749,554
Federal National Mortgage Association, Pool # 345775, 8.50% due 12/1/2024	64,959	70,478
Federal National Mortgage Association, Pool # 373942, 6.50% due 12/1/2008	105,016	111,945
Federal National Mortgage Association, Pool # 380488, 6.10% due 7/1/2008	1,850,610	2,057,371
Federal National Mortgage Association, Pool # 380633, 6.18% due 9/1/2008	2,793,576	3,117,641
Federal National Mortgage Association, Pool # 381146, 6.04% due 1/1/2009	1,724,884	1,919,040
Federal National Mortgage Association, Pool # 382450, 7.86% due 6/1/2010	899,187	1,093,920
Federal National Mortgage Association, Pool # 382616, 7.40% due 8/1/2010	1,287,268	1,536,569
Federal National Mortgage Association, Pool # 382709, 7.40% due 8/1/2008	1,067,187	1,233,851
Federal National Mortgage Association, Pool # 382889, 7.595% due 12/1/2010	307,015	351,720
Federal National Mortgage Association, Pool # 382926, 7.615% due 12/1/2010	341,381	391,367
Federal National Mortgage Association, Pool # 383849, 6.871% due 8/1/2011	1,805,429	2,092,193
Federal National Mortgage Association, Pool # 384193, 6.375% due 9/1/2011	1,052,547	1,191,148
Federal National Mortgage Association, Pool # 384243, 6.303% due 10/1/2011	627,367	695,295
Federal National Mortgage Association, Pool # 384746, 5.86% due 2/1/2009	1,075,425	1,193,184
Federal National Mortgage Association, Pool # 385263, 5.41% due 11/1/2006	1,469,079	1,569,007
Federal National Mortgage Association, Pool # 385714, 4.70% due 1/1/2010	3,235,215	3,413,728
Federal National Mortgage Association, Pool # 406384, 8.25% due 12/1/2024	372,905	405,634
Federal National Mortgage Association, Pool # 443909, 6.50% due 9/1/2018	451,119	477,688

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	$3,500,000	$3,735,927
Federal National Mortgage Association, Pool # 516363, 5.00% due 3/1/2014	727,160	750,594
Federal National Mortgage Association, Pool # 555207, 7.00% due 11/1/2017	454,521	487,527
Federal National Mortgage Association CMO Series 1992-22 Class HC, 7.00% due	313,261	323,755
3/25/2007
Federal National Mortgage Association CMO Series 1993-101 Class PJ, 7.00% due	750,000	797,732
6/25/2008
Federal National Mortgage Association CMO Series 1993-122 Class D, 6.50% due	250,000	260,067
6/25/2023
Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00% due	330,193	343,317
3/25/2023
Federal National Mortgage Association CMO Series G1993-35 Class JD, 6.50% due	981,706	1,016,480
11/25/2006
Federal National Mortgage Association CPI Floating Rate, 3.00% due 2/17/2009	3,000,000	3,049,050
Government National Mortgage Association, Pool # 000623, 8.00% due 9/20/2016	100,798	109,606
Government National Mortgage Association, Pool # 016944, 7.50% due 5/15/2007	130,659	140,964
Government National Mortgage Association, Pool # 296697, 9.50% due 10/15/2005	35,868	37,234
Government National Mortgage Association, Pool # 306636, 8.25% due 12/15/2006	66,852	70,893
Government National Mortgage Association, Pool # 357090, 6.80% due 4/20/2025	108,726	115,867
Government National Mortgage Association, Pool # 369693, 7.00% due 1/15/2009	194,835	210,445
Government National Mortgage Association, Pool # 409921, 7.50% due 8/15/2010	128,108	138,407
Government National Mortgage Association, Pool # 410240, 7.00% due 12/15/2010	82,838	89,422
Government National Mortgage Association, Pool # 410271, 7.50% due 8/15/2010	85,138	91,982
Government National Mortgage Association, Pool # 410846, 7.00% due 12/15/2010	125,707	135,700
Government National Mortgage Association, Pool # 430150, 7.25% due 12/15/2026	158,653	170,933
Government National Mortgage Association, Pool # 447040, 7.75% due 5/15/2027	173,955	189,751
Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/2017	174,379	186,967
Government National Mortgage Association, Pool # 780063, 7.00% due 9/15/2008	59,822	64,615
Government National Mortgage Association, Pool # 780448, 6.50% due 8/15/2011	264,772	284,640
Government National Mortgage Association CMO Series 2002-67 Class VA, 6.00%	267,775	280,072
due 3/20/2013
Government National Mortgage Association CMO Series 2003-31 Class YA, 4.00%	1,409,342	1,426,029
due 5/16/2021
Government National Mortgage Association CMO Series 2003-67 Class PN, 4.00%	3,196,066	3,242,175
due 11/20/2020
Guaranteed Export Trust 1995-A Certificate, 6.28% due 6/15/2004	51,765	52,330
Overseas Private Investment Corp., 4.10% due 11/15/2014	2,750,400	2,801,255
Private Export Funding Corp., 4.974% due 8/15/2013	1,000,000	1,055,750
Private Export Funding Corp. Secured Note Series M, 5.34% due 3/15/2006	2,000,000	2,137,384
Private Export Funding Corp. Secured Note Series P, 5.685% due 5/15/2012	1,000,000	1,110,986
Tennessee Valley Authority, 4.75% due 8/1/2013	3,000,000	3,121,566
United States Government General Services, 7.62% due 9/15/2010	1,790,817	2,086,302

Total U.S. Government Agencies (Cost $89,840,887)		95,731,576

United States Treasury-- 54.10%
United States Treasury Notes, 7.25% due 5/15/2004	7,750,000	7,808,125
United States Treasury Notes, 7.25% due 8/15/2004	3,700,000	3,786,140
United States Treasury Notes, 1.50% due 2/28/2005	10,000,000	10,034,375
United States Treasury Notes, 6.50% due 5/15/2005	4,900,000	5,187,875
United States Treasury Notes, 6.50% due 8/15/2005	4,500,000	4,819,922
United States Treasury Notes, 5.75% due 11/15/2005	7,000,000	7,486,718
United States Treasury Notes, 5.625% due 2/15/2006	3,000,000	3,228,750
United States Treasury Notes, 4.625% due 5/15/2006	5,500,000	5,842,891
United States Treasury Notes, 7.00% due 7/15/2006	2,000,000	2,237,188
United States Treasury Notes, 4.375% due 5/15/2007	9,000,000	9,627,188
United States Treasury Notes, 6.125% due 8/15/2007	4,000,000	4,515,000
United States Treasury Notes, 2.625% due 5/15/2008	10,000,000	10,062,500
United States Treasury Notes, 5.50% due 5/15/2009	10,000,000	11,298,438

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
United States Treasury Notes, 6.50% due 2/15/2010	15,000,000	$17,786,718
United States Treasury Notes, 5.75% due 8/15/2010	6,000,000	6,889,687
United States Treasury Notes, 3.625% due 5/15/2013	15,000,000	14,906,250
Total United States Treasury (Cost $123,977,709)		125,517,765
Short Term Investments-- 4.70%
Federal Home Loan Mortgage Discount Notes, 0.97% due 4/1/2004	7,000,000	7,000,000
Inter-American Development Bank Discount Notes, 0.97% due 4/8/2004	4,000,000	3,999,246

Total Short Term Investments (Cost $10,999,246)		10,999,246

TOTAL INVESTMENTS (100%) (Cost $224,817,842)		$232,248,587

See notes to financial statements

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg Limited Term Income Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R-1 - 885-215-483 NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R-1 - THIRX
Security Name	Credit Rating† Moody’s/S&P	Principal Amount	Value
U.S. TREASURY SECURITIES - 4.00%
United States Treasury Notes, 6.50% due 5/15/2005	Aaa/AAA	$1,100,000	$1,164,625
United States Treasury Notes, 4.625% due 5/15/2006	Aaa/AAA	4,500,000	4,780,547
United States Treasury Notes, 4.75% due 11/15/2008	Aaa/AAA	1,500,000	1,636,406
United States Treasury Notes, 5.75% due 8/15/2010	Aaa/AAA	2,500,000	2,870,703
United States Treasury Notes, 3.625% due 5/15/2013	Aaa/AAA	5,000,000	4,968,750

Total U.S. Treasury Securities (Cost $14,705,729)	--	--	15,421,031

U. S. GOVERNMENT AGENCIES - 8.60%
Export Funding Trust Series 1994-A Pass Through Certificate, 7.89% due 2/15/2005	Aaa/AAA	140,000	146,037
Federal Farm Credit Bank, 5.96% due 6/16/2008	Aaa/AAA	710,000	801,337
Federal Home Loan Bank, 6.00% due 8/25/2005	Aaa/AAA	50,000	53,145
Federal Home Loan Bank, 2.25% due 5/15/2006	Aaa/AAA	2,000,000	2,017,189
Federal Home Loan Bank, 4.875% due 5/15/2007	Aaa/AAA	150,000	161,960
Federal Home Loan Bank, 5.833% due 1/23/2008	Aaa/AAA	500,000	559,641
Federal Home Loan Bank, 5.785% due 4/14/2008	Aaa/AAA	75,000	83,959
Federal Home Loan Bank, 5.835% due 7/15/2008	Aaa/AAA	300,000	336,953
Federal Home Loan Bank, 5.48% due 9/22/2008	Aaa/AAA	480,000	532,372
Federal Home Loan Bank, 5.085% due 10/7/2008	Aaa/AAA	250,000	273,086
Federal Home Loan Bank, 5.038% due 10/14/2008	Aaa/AAA	200,000	218,060
Federal Home Loan Bank, 5.365% due 12/11/2008	Aaa/AAA	75,000	82,808
Federal Home Loan Bank, 5.985% due 4/9/2009	Aaa/AAA	85,000	96,267
Federal Home Loan Bank, 3.00% due 10/21/2009	Aaa/AAA	1,650,000	1,661,944
Federal Home Loan Mortgage Corp., 4.30% due 9/3/2008	Aaa/AAA	2,000,000	2,027,232
Federal Home Loan Mortgage Corp., Pool # 850082, 9.00% due 10/1/2005	Aaa/AAA	8,670	9,000
Federal National Mortgage Association, 2.00% due 12/15/2006	Aaa/AAA	6,495,000	6,512,157
Federal National Mortgage Association, 2.50% due 1/24/2008	Aaa/AAA	3,500,000	3,518,769
Federal National Mortgage Association, 3.50% due 12/25/2008	Aaa/AAA	189,507	189,585
Federal National Mortgage Association, Pool # 020155, 7.491% due 8/1/2014	Aaa/AAA	40,984	42,271
Federal National Mortgage Association, Pool # 190534, 6.00% due 12/1/2008	Aaa/AAA	175,005	184,917
Federal National Mortgage Association, Pool # 297033, 8.00% due 12/1/2009	Aaa/AAA	47,336	50,992
Federal National Mortgage Association, Pool # 303777, 7.00% due 3/1/2011	Aaa/AAA	91,072	97,743
Federal National Mortgage Association, Pool # 382398, 8.00% due 5/1/2011	Aaa/AAA	584,537	686,497
Federal National Mortgage Association, Pool # 383398, 6.42% due 4/1/2011	Aaa/AAA	2,425,318	2,717,716
Federal National Mortgage Association, Pool # 384471, 5.185% due 11/1/2008	Aaa/AAA	478,081	515,616
Federal National Mortgage Association, Pool # 384521, 5.095% due 12/1/2011	Aaa/AAA	129,472	138,449
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	Aaa/AAA	800,000	853,926
Federal National Mortgage Association CPI Floating Rate, 3.00% due 2/17/2009	Aaa/AAA	5,000,000	5,081,750
Government National Mortgage Association, Pool # 003007, 8.50% due 11/20/2015	Aaa/AAA	63,036	69,482
Government National Mortgage Association, Pool # 827148, 4.375% due 2/20/2024	Aaa/AAA	42,559	43,327
Government National Mortgage Association CMO Series 2003-67 Class PN, 4.00% due 11/20/2020	Aaa/AAA	3,247,209	3,294,056

Total U. S. Government Agencies (Cost $32,357,864)	--	--	33,058,243

ASSET BACKED SECURITIES - 0.50%
Associates Manufactured Housing Trust 1996-1 A5, 7.60% due 3/15/2027	Aaa/AAA	726,338	768,454
Bank of America Mortgage Secs Inc. Series 02-7, Class-2 A4, 5.75% due 8/25/2032	Aa2/NA	84,835	86,685

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Chase Credit Card Owner Trust 2001-5 A, 1.194% due 2/15/2007	Aaa/AAA	$250,000	$250,137
Chase Mortgage Finance Trust 1999-S9 A3, 6.25% due 7/25/2014	NA/AAA	128,213	131,641
CNH Equipment Trust, 1.344% due 7/17/2006	Aaa/AAA	498,492	499,028
Green Tree Financial Corp. 93-2 Mfd Housing Sr/Sub Certificate Class-A4, 6.90% due 7/15/2018	Aaa/NR	28,919	29,192
Washington Mutual Series 02-AR10, Class-A6, 4.816% due 10/25/2032	Aaa/AAA	141,667	143,690

Total Asset Backed Securities (Cost $1,882,581)	--	--	1,908,827

CORPORATE BONDS - 63.70%
BANKS
Bank of America Corp., 4.375% due 12/1/2010	Aa2/A+	1,675,000	1,726,010
Capital One Bank, 6.70% due 5/15/2008	Baa2/BBB-	1,665,000	1,865,273
Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008	Aa1/AA-	2,500,000	2,534,795
HSBC USA Inc., 8.375% due 2/15/2007	A1/A+	700,000	816,293
KeyCorp, 8.00% due 7/1/2004	A3/BBB+	500,000	507,810
Marshall & Ilsley Corp., 2.625% due 2/9/2007	Aa3/A+	2,500,000	2,525,358
Mercantile Bancorp, 7.30% due 6/15/2007	A1/A	1,000,000	1,152,898
National City Bank, 2.70% due 8/24/2009	Aa3/A+	1,195,000	1,195,311
Nations Bank Corp. Medium Term Note, 7.23% due 8/15/2012	Aa2/A+	250,000	295,954
Northern Trust Co. Medium Term Note, 6.25% due 6/2/2008	A1/A+	500,000	558,077
PNC Funding Corp., 6.875% due 7/15/2007	A3/BBB+	95,000	107,572
Suntrust Bank Atlanta Georgia Medium Term Note, 2.50% due 5/4/2006	Aa2/AA-	2,200,000	2,231,277
Union Planters Corp., 6.75% due 11/1/2005	A3/BBB-	120,000	129,418
United States Central Credit Union, 2.75% due 5/30/2008	Aa1/AAA	2,900,000	2,861,966
US Bank, 5.625% due 11/30/2005	Aa2/AA-	385,000	412,481
US Bank, 6.30% due 7/15/2008	Aa3/A+	400,000	452,818

--	--	--	19,373,311

CAPITAL GOODS
Caterpillar Financial Services Corp., 6.40% due 2/15/2008	A2/A	250,000	276,543
Caterpillar Financial Services Corp., 3.45% due 1/15/2009	A2/A	2,400,000	2,426,532
Emerson Electric Co., 5.75% due 11/1/2011	A2/A	800,000	888,631
Gatx Capital Corp., 6.875% due 11/1/2004	Baa3/BBB-	600,000	616,439
General American Railcar Corp., 6.69% due 9/20/2016	A3/AA-	235,846	243,756
Hubbell Inc., 6.375% due 5/15/2012	A3/A+	1,000,000	1,108,979
Illinois Tool Works Inc., 5.75% due 3/1/2009	Aa3/AA-	765,000	853,992
John Deere Capital Corp., 5.125% due 10/19/2006	A3/A-	450,000	482,524
John Deere Capital Corp. Medium Term Note, 3.75% due 1/13/2009	A3/A-	500,000	510,899
Johnson Controls Inc., 5.00% due 11/15/2006	A2/A	1,000,000	1,071,171
Pentair Inc., 7.85% due 10/15/2009	Baa3/BBB	1,000,000	1,160,975
Pitney Bowes Inc., 5.875% due 5/1/2006	Aa3/AA	900,000	970,271
Pitney Bowes Inc., 4.625% due 10/1/2012	Aa3/NA	900,000	925,776
Pitney Bowes Inc., 3.875% due 6/15/2013	Aa3/AA	2,000,000	1,931,482

--	--	--	13,467,970

COMMERCIAL SERVICES & SUPPLIES
Aramark Services Inc., 7.00% due 7/15/2006	Baa3/BBB-	250,000	274,406
Science Applications International Corp., 6.75% due 2/1/2008	A3/A-	250,000	282,834
Science Applications International Corp., 6.25% due 7/1/2012	A3/A-	1,000,000	1,119,831
Valassis Communications, 6.625% due 1/15/2009	Baa3/BBB-	1,700,000	1,878,194
Waste Management Inc., 6.50% due 11/15/2008	Baa3/BBB	1,000,000	1,126,680

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Waste Management Inc., 6.875% due 5/15/2009	Baa3/BBB	725,000	$828,342
Waste Management Inc., 7.375% due 8/1/2010	Baa3/BBB	500,000	589,109
WMX Technologies Inc., 7.00% due 5/15/2005	Baa3/BBB	1,010,000	1,056,644
WMX Technologies Inc., 7.00% due 10/15/2006	Baa3/BBB	550,000	610,309

--	--	--	7,766,349

DIVERSIFIED FINANCIALS
American General Finance Corp. Medium Term Note, 4.625% due 9/1/2010	A1/A+	200,000	208,383
American General Finance Corp. Medium Term Note, 4.00% due 3/15/2011	A1/A+	1,500,000	1,493,734
Bear Stearns Cos Inc., 4.50% due 10/28/2010	A1/A	1,500,000	1,548,903
Beneficial Corp., 6.80% due 7/22/2005	A1/A	1,000,000	1,060,651
Berkshire Hathaway Finance Corp., 4.625% due 10/15/2013	Aaa/AAA	1,000,000	1,016,435
Dun & Bradstreet Corp., 6.625% due 3/15/2006	NR/BBB+	75,000	80,305
Ford Motor Credit, 6.24% due 12/15/2004	A3/BBB-	150,000	153,329
General Electric Capital Corp., 5.00% due 2/15/2007	Aaa/AAA	2,900,000	3,112,097
General Electric Capital Corp., 1.547% due 5/30/2008	Aaa/AAA	494,000	493,292
General Electric Capital Corp., 7.75% due 6/9/2009	Aaa/AAA	200,000	240,456
General Electric Capital Corp., 7.375% due 1/19/2010	Aaa/AAA	400,000	479,690
General Electric Capital Corp., 4.25% due 12/1/2010	Aaa/AAA	2,000,000	2,046,736
Hartford Financial Services Group Inc. Senior Notes, 4.625% due 7/15/2013	A3/A-	1,000,000	1,002,910
Household Finance Corp., 5.20% due 8/15/2005	A1/A	400,000	415,253
Household Finance Corp., 5.90% due 5/15/2006	A1/A	100,000	105,797
Household Finance Corp., 7.20% due 7/15/2006	A1/A	550,000	610,628
Household Finance Corp., 5.75% due 1/30/2007	A1/A	400,000	435,654
Household Finance Corp., 6.40% due 9/15/2009	A1/A	400,000	434,622
International Lease Finance Corp., 4.55% due 10/15/2009	A1/AA-	2,500,000	2,608,413
International Lease Finance Corp. Medium Term Note, 5.95% due 6/6/2005	A1/AA-	950,000	998,083
Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007	Baa2/BBB	2,600,000	2,995,889
JP Morgan Chase Co., 4.50% due 11/15/2010	A1/A+	1,465,000	1,511,162
Lehman Brothers Holdings Inc., 3.50% due 8/7/2008	A1/A	700,000	709,306
Merrill Lynch & Co. CPI Floating Rate, 3.04% due 3/2/2009	Aa3/A+	3,000,000	3,034,200
Schwab Charles Corp. Medium Term Note, 6.30% due 4/28/2006	A2/A-	800,000	867,320
SLM Corp. Floating Rate, 1.561% due 9/15/2008	A2/A	1,675,000	1,674,568
SLM Corp. Medium Term Note CPI Floating Rate, 3.08% due 3/2/2009	A2/A	3,000,000	3,025,920
SLM Corp. Medium Term Note CPI Floating Rate, 4.00% due 1/31/2014	A2/A	9,500,000	9,717,550
Toyota Motor Credit Corp., 2.875% due 8/1/2008	Aaa/AAA	800,000	797,828
Toyota Motor Credit Corp., 4.35% due 12/15/2010	Aaa/AAA	800,000	830,854
Toyota Motor Credit Corp. Medium Term Note, 2.70% due 1/30/2007	Aaa/AAA	3,300,000	3,349,094
Wells Fargo & Co. Subordinated Note, 4.625% due 4/15/2014	Aa2/A+	2,000,000	2,007,842

--	--	--	49,066,904

ENERGY
Allete Inc., 7.80% due 2/15/2008	Baa2/BBB	575,000	658,618
Amerenenergy Generating Co., 7.75% due 11/1/2005	A3/A-	850,000	926,228
Ashland Inc., 7.83% due 8/15/2005	Baa2/BBB	1,150,000	1,234,004
BJ Services Co. Note Series B, 7.00% due 2/1/2006	Baa2/BBB+	75,000	80,038
Commonwealth Edison Co., 4.74% due 8/15/2010	A3/A-	975,000	1,028,288
El Paso Corp., 7.00% due 5/15/2011	Caa1/CCC+	700,000	600,250
Enterprise Products Participating LP, 7.50% due 2/1/2011	Baa2/BBB-	250,000	291,118
EOG Resources Inc., 6.50% due 9/15/2004	Baa1/BBB+	350,000	357,954
EOG Resources Inc., 6.00% due 12/15/2008	Baa1/BBB+	450,000	502,810

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Kinder Morgan Energy Partners, 8.00% due 3/15/2005	Baa1/BBB+	1,250,000	$1,320,357
Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007	A3/BBB+	290,000	323,494
Murphy Oil Corp., 6.375% due 5/1/2012	Baa1/A-	750,000	847,523
Northern Border Pipeline Co., 6.25% due 5/1/2007	A3/A-	120,000	131,974
Occidental Petroleum Corp., 5.875% due 1/15/2007	Baa1/BBB+	800,000	873,855
Occidental Petroleum Corp., 7.375% due 11/15/2008	Baa1/BBB+	300,000	351,392
Occidental Petroleum Corp., 10.125% due 9/15/2009	Baa1/BBB+	315,000	410,837
Oneok Inc., 7.75% due 3/1/2005 (Insured: MBIA)	Aaa/AAA	250,000	265,406
Panenergy Corp., 7.00% due 10/15/2006	Baa3/BBB-	1,100,000	1,193,842
Phillips Petroleum Co., 8.75% due 5/25/2010	A3/A-	250,000	317,954
Phillips Petroleum Co., 9.375% due 2/15/2011	A3/A-	900,000	1,143,212
Questar Pipeline Co., 6.05% due 12/1/2008	A2/A+	425,000	467,392
Rio Tinto Finance, 5.75% due 7/3/2006	Aa3/A+	925,000	999,584
Smith International Inc. Senior Note, 7.00% due 9/15/2007	Baa1/BBB+	600,000	682,135
Sonat Inc., 7.625% due 7/15/2011	Caa1/CCC+	500,000	433,750
Texas Eastern Transmission Corp. Senior Note, 5.25% due 7/15/2007	Baa2/BBB	525,000	562,081
Transocean SedCo. Forex Inc., 6.75% due 4/15/2005	Baa2/A-	190,000	198,808
Transocean SedCo. Forex Inc., 6.95% due 4/15/2008	Baa2/A-	515,000	587,382
Transocean SedCo. Forex Inc., 6.625% due 4/15/2011	Baa2/A-	85,000	97,189
Union Oil Co. California, 7.90% due 4/18/2008	Baa2/BBB+	200,000	229,818

--	--	--	17,117,293

FOOD BEVERAGE & TOBACCO
Anheuser Busch Co. Inc., 5.625% due 10/1/2010	A1/A+	1,150,000	1,273,802
Anheuser Busch Co. Inc., 4.375% due 1/15/2013	A1/A+	2,000,000	2,012,212
Coca Cola Co., 4.00% due 6/1/2005	Aa3/A+	515,000	529,347
Coca Cola Co., 5.75% due 3/15/2011	Aa3/A+	200,000	223,247
Conagra Inc., 7.50% due 9/15/2005	Baa1/BBB+	325,000	350,704
Conagra Inc., 7.875% due 9/15/2010	Baa1/BBB+	150,000	182,217
Diageo Capital PLC, 3.375% due 3/20/2008	A2/A	4,000,000	4,060,384
Diageo Finance BV, 3.00% due 12/15/2006	A2/A	925,000	941,845
Diageo Finance Bv, 3.875% due 4/1/2011	A2/A	2,500,000	2,488,580
General Mills, 5.50% due 1/12/2009	Baa2/BBB+	300,000	327,746
Kellogg Co., 4.875% due 10/15/2005	Baa2/BBB	186,000	194,926
Sara Lee Corp. Medium Term Note, 6.00% due 1/15/2008	A3/A+	900,000	995,679
Sysco International Co., 6.10% due 6/1/2012	A1/A+	1,000,000	1,132,821

--	--	--	14,713,510

HEALTHCARE EQUIPMENT & SERVICES
Baxter International Inc., 5.25% due 5/1/2007	A3/A-	500,000	537,571
Boston Scientific Corp., 6.625% due 3/15/2005	Baa1/A-	250,000	261,571

--	--	--	799,142

HOUSEHOLD & PERSONAL PRODUCTS
Gillette Co., 4.00% due 6/30/2005	Aa3/AA-	2,000,000	2,060,846
Gillette Co., 2.875% due 3/15/2008	Aa3/AA-	2,000,000	1,999,930
Nike Inc., 5.50% due 8/15/2006	A2/A	900,000	967,583
Procter & Gamble Co., 4.75% due 6/15/2007	Aa3/AA-	350,000	375,194
Procter & Gamble Co., 4.30% due 8/15/2008	Aa3/AA-	2,000,000	2,113,552

--	--	--	7,517,105

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
HOTELS RESTAURANTS & LEISURE
Hyatt Equities LLC, 9.25% due 5/15/2005	Baa3/BBB	225,000	$238,057
Wendy's International Inc., 6.35% due 12/15/2005	Baa1/BBB+	500,000	536,562

--	--	--	774,619

INSURANCE
AIG Sunamerica Global Financing, 5.10% due 1/17/2007	Aaa/AAA	800,000	856,919
Allstate Corp., 5.375% due 12/1/2006	A1/A+	900,000	975,301
AON Corp., 6.90% due 7/1/2004	Baa2/A-	200,000	202,538
Equitable Iowa Cos., 8.50% due 2/15/2005	A1/A+	170,000	177,944
Hartford Life Inc., 7.10% due 6/15/2007	A3/A-	300,000	340,064
Liberty Mutual Group Inc. Guaranteed Senior Notes, 5.75% due 3/15/2014	Baa3/BBB	1,000,000	996,658
Liberty Mutual Insurance Co., 8.20% due 5/4/2007	Baa2/BBB+	1,000,000	1,155,268
Lincoln National Corp., 4.75% due 2/15/2014	A3/A-	1,000,000	1,010,486
Manufacturers Life Insurance Co., 7.875% due 4/15/2005	A1/AA-	855,000	900,913
Marsh & Mclennan Cos. Inc., 4.85% due 2/15/2013	A2/AA-	550,000	561,490
Metlife Inc., 5.25% due 12/1/2006	A2/A	450,000	482,574
Old Republic International Corp., 7.00% due 6/15/2007	Aa3/A+	1,800,000	2,043,164
Pacific Life Global Funding CPI Floating Rate, 4.106% due 2/6/2016	Aa3/AA	8,000,000	8,090,160
Principal Financial Group Australia, 8.20% due 8/15/2009	A3/A	700,000	846,238
Principal Life Global Funding, 4.40% due 10/1/2010	Aa3/AA	4,000,000	4,120,300
Unitedhealth Group Inc., 3.30% due 1/30/2008	A3/A	1,300,000	1,321,268
Unumprovident Corp., 7.625% due 3/1/2011	Baa3/BBB-	2,450,000	2,569,437
USF&G Corp., 7.125% due 6/1/2005	A3/BBB+	900,000	950,878

--	--	--	27,601,600

MATERIALS
Chevron Phillips Chemical, 5.375% due 6/15/2007	Baa1/BBB+	75,000	81,490
Chevron Phillips Chemical, 7.00% due 3/15/2011	Baa1/BBB+	500,000	575,834
Chevrontexaco Capital Co., 3.50% due 9/17/2007	Aa2/AA	1,400,000	1,445,875
Dow Chemical Co., 5.75% due 12/15/2008	A3/A-	350,000	384,594
E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006	Aa3/AA-	200,000	229,073
E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012	Aa3/AA-	1,000,000	1,043,030
E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013	Aa3/AA-	325,000	323,020
Hoechst Celanese Corp., 7.125% due 3/15/2009	Baa2/A+	200,000	218,989
Lafarge Corp., 6.375% due 7/15/2005	Baa1/BBB	75,000	78,925
Lubrizol Corp. Senior Note, 5.875% due 12/1/2008	A2/A+	635,000	707,901
Minnesota Mining & Manufacturing Co., 4.15% due 6/30/2005	Aa1/AA	2,000,000	2,066,530

--	--	--	7,155,261

MEDIA
AOL Time Warner Inc., 6.75% due 4/15/2011	Baa1/BBB+	750,000	850,263
E W Scripps Co. Ohio, 5.75% due 7/15/2012	A2/A	80,000	87,477
New York Times Co., 4.625% due 6/25/2007	A1/A+	300,000	320,668
Scholastic Corp., 5.75% due 1/15/2007	Baa2/BBB	255,000	275,475
Thomson Corp., 4.25% due 8/15/2009	A3/A-	2,900,000	3,015,304
Time Warner Inc., 8.05% due 1/15/2016	Baa1/BBB+	200,000	245,150
Tribune Co., 6.875% due 11/1/2006	A3/NR	125,000	138,787

--	--	--	4,933,124

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
PHARMACEUTICALS & BIOTECHNOLOGY
Abbott Labs, 6.40% due 12/1/2006	A1/AA	1,000,000	$1,111,349
Abbott Labs, 3.75% due 3/15/2011	A1/AA	500,000	497,044
Bristol Myers Squibb Co., 4.75% due 10/1/2006	A1/AA-	500,000	529,455
Eli Lilly & Co., 5.50% due 7/15/2006	Aa3/AA	1,850,000	1,996,437
Glaxosmithkline Capital Inc. Guaranteed Notes, 4.375% due 4/15/2014	Aa2/AA	1,250,000	1,240,475
Pfizer Inc., 3.30% due 3/2/2009	Aaa/AAA	1,825,000	1,848,947
Pfizer Inc., 4.50% due 2/15/2014	Aaa/AAA	2,000,000	2,028,518
Pharmacia Corp., 5.75% due 12/1/2005	A1/AAA	2,000,000	2,132,930
Tiers Inflation Linked Trust Series Wye 2004 21 Trust Certificate, 4.00% due 2/1/2014	Baa1/A	5,000,000	5,000,000

--	--	--	16,385,155

REAL ESTATE MANAGEMENT & DEVELOPMENT
Prime Property Funding II Inc., 7.00% due 8/15/2004	A2/A	715,000	728,968

RETAILING
Costco Wholesale Corp., 5.50% due 3/15/2007	A2/A	500,000	543,777
Dayton Hudson Corp., 9.625% due 2/1/2008	A2/A+	100,000	122,309
Dillard's Inc., 7.375% due 6/1/2006	B2/BB	150,000	155,625
Target Corp., 3.375% due 3/1/2008	A2/A+	1,000,000	1,020,328
Target Corp., 5.875% due 3/1/2012	A2/A+	800,000	888,288
Wal Mart Stores Inc., 4.125% due 2/15/2011	Aa2/AA	3,735,000	3,792,474
Wal-Mart Stores Inc., 6.875% due 8/10/2009	Aa2/AA	900,000	1,056,221
Wal-Mart Stores Inc., 8.57% due 1/2/2010	Aa2/AA	452,476	525,017
Wal-Mart Stores Inc., 1992-A1 Pass Through Certificate, 7.49% due 6/21/2007	Aa2/AA	290,449	315,878

--	--	--	8,419,917

SOFTWARE & SERVICES
Electronic Data Systems Corp., 6.85% due 10/15/2004	Baa3/BBB	250,000	255,791
Electronic Data Systems Corp., 7.125% due 10/15/2009	Baa3/BBB	2,500,000	2,669,155
Electronic Data Systems Corp., 6.00% due 8/1/2013	Baa3/BBB	1,000,000	970,156

TECHNOLOGY - HARDWARE & EQUIPMENT
Computer Sciences Corp., 7.50% due 8/8/2005	A3/A	158,000	169,632
Computer Sciences Corp., 6.75% due 6/15/2006	A3/A	350,000	383,601
Computer Sciences Corp., 3.50% due 4/15/2008	A3/A	2,000,000	2,023,246
Computer Sciences Corp., 6.25% due 3/15/2009	A3/A	300,000	340,064
Computer Sciences Corp., 7.375% due 6/15/2011	A3/A	1,317,000	1,575,902
First Data Corp., 6.375% due 12/15/2007	A1/A+	110,000	124,238
First Data Corp., 5.625% due 11/1/2011	A1/A+	900,000	991,610
International Business Machines, 4.875% due 10/1/2006	A1/A+	500,000	534,216
International Business Machines, 2.375% due 11/1/2006	A1/A+	2,825,000	2,850,569
International Business Machines, 4.25% due 9/15/2009	A1/A+	1,000,000	1,047,235
Jabil Circuit Inc., 5.875% due 7/15/2010	Baa3/BB+	500,000	536,407
Oracle Corp., 6.91% due 2/15/2007	A3/A-	1,200,000	1,341,281

--	--	--	11,918,001

TELECOMMUNICATION SERVICES
Cingular Wireless, 5.625% due 12/15/2006	A3/A+	900,000	971,510
TCI Communications Inc., 8.00% due 8/1/2005	Baa3/BBB	50,000	53,891
Verizon Wireless Capital LLC, 5.375% due 12/15/2006	A3/A+	1,500,000	1,615,625

--	--	--	2,641,026

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
TRANSPORTATION
Continental Airlines Pass Through Certificate Series 1997 4 Class-4A, 6.90% due 1/2/2018	Baa3/A-	208,215	$207,620
CSX Corp., 7.45% due 5/1/2007	Baa2/BBB	225,000	256,695
Delta Air Lines Inc. EETC Series 2001-1 Class-A, 6.619% due 3/18/2011	Baa3/BBB-	342,026	338,090
Northwest Airlines 1999-2 Class-A, 7.575% due 3/1/2019	Baa2/A+	129,899	134,604
Southwest Airlines Co., 5.10% due 5/1/2006	Aa2/AA+	444,139	462,744
Southwest Airlines Co., 7.875% due 9/1/2007	Baa1/A	1,012,000	1,167,552

--	--	--	2,567,305

UTILITIES
Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	175,000	200,209
Duke Capital Corp. Senior Note, 7.25% due 10/1/2004	Baa3/BBB-	1,245,000	1,277,970
Entergy Mississippi Inc., 6.45% due 4/1/2008 (Insured: AMBAC)	Aaa/AAA	200,000	203,180
Gulf Power Co., 4.35% due 7/15/2013	A2/A	925,000	913,204
Madison Gas & Electric Co., 6.02% due 9/15/2008	Aa3/AA-	950,000	1,047,603
Minnesota Power & Light Co., 7.00% due 2/15/2007	Baa1/A	900,000	1,006,459
Northern States Power Co., 4.75% due 8/1/2010	A3/BBB+	2,825,000	2,982,875
Pacificorp, 6.75% due 4/1/2005	A3/A	250,000	262,047
Pennsylvania Power & Light Co., 6.55% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	210,000	226,828
PSI Energy Inc., 6.65% due 6/15/2006	A3/A-	245,000	268,504
PSI Energy Inc., 7.85% due 10/15/2007	Baa1/BBB	500,000	583,642
Public Service Co. Colorado, 4.875% due 3/1/2013	Baa1/BBB+	1,000,000	1,031,311
Public Service Electric & Gas Co., 6.75% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	275,000	300,153
Southern California Gas Co., 4.375% due 1/15/2011	A1/A+	225,000	233,364
Texas Municipal Gas Corp., 2.60% due 7/1/2007	Aaa/AAA	4,430,000	4,478,597
Wisconsin Electric Power Co., 7.25% due 8/1/2004	Aa3/A-	80,000	81,538
Wisconsin Energy Corp., 5.50% due 12/1/2008	A3/BBB+	350,000	380,897
Wisconsin Public Service Corp., 6.125% due 8/1/2011	Aa2/AA-	1,150,000	1,302,877

--	--	--	16,781,258

MISCELLANEOUS
Stanford University, 5.85% due 3/15/2009	Aaa/NA	500,000	556,731

YANKEE
Kreditanstalt Fur Wiederaufbau, 3.25% due 3/30/2009	Aaa/AAA	2,475,000	2,508,054
National Westminster Bank, 7.375% due 10/1/2009	Aa2/AA-	715,000	856,155
Nova Scotia Province Canada, 5.75% due 2/27/2012	A3/A-	500,000	559,824
Ontario Province Canada, 3.282% due 3/28/2008	Aa2/AA	335,000	340,269
Ontario Province Canada, 3.125% due 5/2/2008	Aa2/AA	5,000,000	5,068,270

--	--	--	9,332,572

Total Corporate Bonds (Cost $233,419,232)	--	--	243,512,223

TAXABLE MUNICIPAL BONDS - 16.30%
Allentown Pennsylvania Taxable Refunding, 4.21% due 10/1/2012	Aaa/AAA	2,215,000	2,204,058
American Campus Properties Student Housing, 7.38% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	4,250,000	5,019,335
American Fork City Utah Sales, 2.40% due 3/1/2005 (Insured: FSA)	Aaa/AAA	150,000	151,201
American Fork City Utah Sales, 4.89% due 3/1/2012 (Insured: FSA)	Aaa/AAA	300,000	312,579
American Fork City Utah Sales, 5.07% due 3/1/2013 (Insured: FSA)	Aaa/AAA	120,000	125,423
Arkansas Electric Coop Corp., 7.33% due 6/30/2008	A2/AA-	169,000	183,592

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Arkansas State Taxable Water Waste Disposal Series A, 5.50% due 7/1/2005	Aa2/AA	300,000	$314,709
Ashaubenon Wisconsin, 3.00% due 6/1/2008	Aa2/NR	1,000,000	996,290
Aurora Indiana School Building Corp. Taxable Refunding 1st Mortgage, 2.50% due 8/10/2004	NR/AA-	235,000	235,743
Baton Rouge Louisiana Taxable Series B, 2.60% due 1/15/2005 (Insured: AMBAC)	Aaa/AAA	860,000	868,136
Bessemer Alabama Water Revenue Taxable Warrants Series B, 7.375% due 7/1/2008 (Insured: FSA)	Aaa/AAA	1,115,000	1,213,900
Brockton MA Taxable Economic Development Series A, 6.45% due 5/1/2017 (Insured: FGIC)	Aaa/AAA	150,000	170,256
Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007 (Insured: FSA)	Aaa/AAA	370,000	398,842
Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008 (Insured: FSA)	Aaa/AAA	310,000	339,205
Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20% due 9/1/2006 (Insured: FGIC)	Aaa/AAA	200,000	214,756
Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013	NR/NR	2,125,000	2,178,720
Connecticut State Development Authority, 8.55% due 8/15/2005	NR/NR	1,025,000	1,069,946
Connecticut State Housing Finance Authority, 3.10% due 6/15/2032 put 12/1/2005 (Insured: AMBAC)	Aaa/AAA	1,870,000	1,900,444
Cook County Illinois Community College District 508, 6.90% due 5/1/2010 (Insured: AMBAC)	Aaa/AAA	600,000	660,882
Cook County Illinois School District 083, 4.625% due 12/1/2010 (Insured: FSA)	Aaa/NR	250,000	260,567
Cook County Illinois School District 083, 4.875% due 12/1/2011 (Insured: FSA)	Aaa/NR	150,000	156,680
Coos County Oregon, 3.04% due 6/1/2009 (Insured: FGIC)	Aaa/NR	465,000	458,918
Coos County Oregon, 3.47% due 6/1/2010 (Insured: FGIC)	Aaa/NR	635,000	629,475
Denver City & County Special Facilities Taxable Refunding & Improvement Series B, 7.15% due 1/1/2008	Aaa/AAA	900,000	1,035,279
(Insured: MBIA)
Duke University Revenue, 6.19% due 6/1/2004 (Duke University Hospital Project A)	Aa3/NR	500,000	504,100
Elkhart Indiana Redevelopment District Revenue, 4.80% due 6/15/2011	NR/NR	240,000	238,843
Elkhart Indiana Redevelopment District Revenue, 4.80% due 12/15/2011	NR/NR	245,000	242,744
Elkhart Indiana Redevelopment District Revenue, 5.05% due 12/15/2012	NR/NR	515,000	509,428
Elkhart Indiana Redevelopment District Revenue, 5.25% due 12/15/2013	NR/NR	540,000	529,270
Green Bay Wisconsin Series B, 4.875% due 4/1/2011 (Insured: MBIA)	Aaa/NR	365,000	383,151
Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)	Aaa/NR	305,000	315,388
Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)	Aaa/NR	245,000	252,576
Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)	Aaa/NR	315,000	323,294
Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due 7/1/2004	A2/NR	845,000	859,221
Illinois Housing Development Authority Taxable Multi Family Program, 7.85% due 3/1/2005	A1/A+	30,000	31,167
Indiana Bond Bank Taxable School Severance, 2.54% due 7/15/2004 (Insured: FGIC)	Aaa/AAA	440,000	441,650
Indiana Bond Bank Taxable School Severance, 2.74% due 1/15/2005 (Insured: FGIC)	Aaa/AAA	450,000	454,748
Jefferson County Texas Navigation Taxable Refunding, 5.50% due 5/1/2010 (Insured: FSA)	Aaa/NR	500,000	534,465
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.00% due 1/1/2006 (Insured: Aaa/NR		200,000	204,182
FSA)
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.625% due 1/1/2007	Aaa/NR	300,000	310,689
(Insured: FSA)
Jersey City New Jersey Municipal Utilities Authority, 3.72% due 5/15/2009 (Insured: MBIA)	Aaa/AAA	575,000	583,430
Kendall Kane County Illinois School 308, 5.50% due 10/1/2011 (Insured: FGIC)	Aaa/NR	365,000	398,496
King County Washington General Obligation, 7.55% due 12/1/2005	Aa1/AA+	405,000	443,264
Los Angeles County California Metropolitan Transport, 4.56% due 7/1/2010	Aaa/AAA	2,775,000	2,900,624
Maryland State Economic Development Corp., 7.25% due 6/1/2008 (Maryland Tech. Development Center	NR/NR	440,000	483,556
Project)
McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	240,000	261,403
Mississippi State Taxable Business Series V, 7.125% due 9/1/2006	NR/AA	140,000	156,299
Montgomery County Maryland Revenue Authority, 5.00% due 2/15/2012	Aa2/AA+	100,000	104,594
New Jersey Health Care Facilities Financing, 10.75% due 7/1/2010 (escrowed to maturity)	NR/NR	435,000	555,334
New Jersey Health Care Facilities Financing, 7.70% due 7/1/2011 (Insured: Connie Lee)	NR/AAA	165,000	193,934
New Rochelle New York Industrial Development Agency, 7.15% due 10/1/2014	Aa3/A+	150,000	165,108
New York Environmental Facilities, 5.85% due 3/15/2011	NR/AA-	3,500,000	3,901,835
New York State Thruway Authority Service Contract, 2.59% due 3/15/2006	A3/AA-	1,000,000	1,011,200
New York State Urban Development Corp., 4.75% due 12/15/2011	NR/AA	1,400,000	1,469,524
Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)	Aaa/NR	845,000	878,082

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)	Aaa/NR	1,225,000	$1,272,628
Niagara Falls New York Public Water, 4.30% due 7/15/2010 (Insured: MBIA)	Aaa/AAA	360,000	372,107
North Carolina Municipal Power Agency Taxable Series B, 3.26% due 1/1/2005	Baa1/BBB+	1,000,000	1,007,600
Northwest Open Access Network Washington Revenue, 6.18% due 12/1/2008 (Insured: AMBAC)	Aaa/AAA	1,600,000	1,799,184
Ohio State Petroleum Underground Storage, 6.75% due 8/15/2008 (Insured: MBIA)	Aaa/AAA	985,000	1,008,778
Oregon State Department Administrative Lottery Revenue Taxable B, 4.90% due 4/1/2005 (Insured: FSA)	Aaa/AAA	205,000	211,824
Passaic County New Jersey Multi Modal Taxable Refunding Series B, 6.23% due 9/1/2005 (Insured: FSA)	Aaa/AAA	250,000	266,130
Pima County Arizona Industrial Development Authority Series E, 9.05% due 7/1/2008	Baa3/NR	455,000	523,236
Providence Rhode Island, 5.59% due 1/15/2008	Aaa/AAA	340,000	374,517
Sam Rayburn Texas Municipal Power Agency, 5.05% due 10/1/2004	Baa2/BBB-	775,000	784,168
San Francisco California City & County Redevelopment Project Series B, 7.80% due 8/1/2004	A2/A	540,000	551,529
Short Pump Town Center Community Development, 6.26% due 2/1/2009	NR/NR	1,000,000	1,015,600
Sisters Providence Obligation Group Direct Obligation Notes Series 1997, 7.47% due 10/1/2007	A1/AA-	2,190,000	2,504,944
South Dakota State Building Authority Revenue, 7.00% due 9/1/2005 (escrowed to maturity)	Aaa/AAA	400,000	429,520
St. Louis Missouri Municipal Finance Corp. Firemans Retirement System, 6.35% due 8/1/2005 (Insured:	Aaa/AAA	2,240,000	2,318,400
MBIA)
Tennessee State Taxable Series B, 6.00% due 2/1/2013	Aa2/AA	500,000	549,190
Texas State Public Finance Authority Revenue, 3.125% due 6/15/2007	Aa2/AA	400,000	406,544
Texas Tech University Revenue, 6.00% due 8/15/2011 (Insured: MBIA)	Aaa/AAA	245,000	275,157
University Illinois Revenue, 6.35% due 4/1/2011 (Insured: FGIC)	Aaa/AAA	1,000,000	1,142,120
University of New Mexico Revenue, 3.90% due 6/1/2010 (Insured: AMBAC)	Aaa/AAA	90,000	91,338
University of New Mexico Revenue, 4.15% due 6/1/2011 (Insured: AMBAC)	Aaa/AAA	250,000	253,490
University of New Mexico Revenue, 4.375% due 6/1/2012 (Insured: AMBAC)	Aaa/AAA	180,000	182,274
University of New Mexico Revenue, 4.50% due 6/1/2013 (Insured: AMBAC)	Aaa/AAA	270,000	272,330
Victor New York Taxable-Tax Increment, 9.20% due 5/1/2014	NR/NR	1,000,000	1,076,840
Virginia Housing Development Authority Taxable Rental Housing Series I, 7.30% due 2/1/2008	Aa1/AA+	505,000	578,912
Washington Pennsylvania, 4.30% due 9/1/2005 (Insured: FGIC)	Aaa/AAA	285,000	295,308
West Valley City Utah Municipal Building Lease Refunding Taxable, 7.67% due 5/1/2006	Aa2/NR	1,500,000	1,656,750
Wisconsin State General Revenue, 4.80% due 5/1/2013	Aaa/AAA	200,000	206,536

Total Taxable Municipal Bonds (Cost $59,663,050)	--	--	62,167,489

FOREIGN SECURITIES - 1.10%
British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)	Aa2/AA-	2,000,000	1,548,571
Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)	Aaa/AAA	2,000,000	2,556,838

Total Foreign Securities (Cost $3,330,694)	--	--	4,105,409

SHORT TERM - 5.80%
American General Finance Corp., 1.07% due 4/2/2004	A1/P1	3,000,000	2,999,911
American General Finance Corp., 1.07% due 4/5/2004	A1/P1	4,000,000	3,999,524
International Business Machines, 0.95% due 4/1/2004	A1/P1	11,000,000	11,000,000
Nestle Capital Corp., 0.96% due 4/2/2004	A1/P1	4,000,000	3,999,894

Total Short Term (Cost $21,999,329)	--	--	21,999,329

TOTAL INVESTMENTS (100%) (Cost $367,358,479)	--	--	$382,172,551

Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar
†Credit ratings are unaudited
See notes to financial statements

GOVERNMENT FUND

Index Comparisons

The charts below compare performance of the Thornburg Limited Term U.S. Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index for the periods ended March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.5 years and 3.8 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term U.S.Government Fund Class A Total Returns,
Since November 30, 1987, versus Lehman Brothers Intermediate
Government Bond Index and Consumer Price Index (CPI)

Average Annual Total Returns

(periods ending 3/31/04) (at max. offering price)

A Shares
One Year:	1.58%
Five Years:	5.97%
Ten Years:	5.97%
From Inception (11/16/87):	6.72%

Thornburg Limited Term U.S.Government Fund Class C Total Returns, Since Inception, versus Lehman Brothers Intermediate Government Bond Index and Consumer Price Index (CPI)

Average Annual Total Returns
(periods ending 3/31/04)

C Shares
One Year:	2.24%
Five Years:	5.91%
From Inception (9/1/94):	5.95%

Maximum sales charge of the Funds’ Class A Shares is 1.50%. B shares carry a contingent deferred sales charge (CDSC), if redeemed within a year, of 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year. C shares include a 0.50% CDSC for the first year only. There is no up front sales charge for R shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month end performance information, visit www.thornburg.com.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged market-weighted index generally representative of all public obligations of the U.S. Government, its agencies and instrumentalities having maturities of up to ten years.

The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

INCOME FUND

Index Comparisons

The charts below compare performance of the Thornburg Limited Term Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government/Credit Index and the Consumer Price Index for the periods ended March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.7 years and 4.4 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Income Fund Class A Total Returns,
Since Inception, versus Lehman Brothers Intermediate
Government/Credit Index and Consumer Price Index (CPI)

Average Annual Total Returns

(periods ending 3/31/04) (at max. offering price)

A Shares
One Year:	3.20%
Five Years:	6.29%
Ten Years:	6.42%
From Inception (10/1/92):	6.28%

Thornburg Limited Term Income Fund Class C Total Returns, Since Inception, versus Lehman Brothers Intermediate Government/Credit Index and Consumer Price Index (CPI)

Average Annual Total Returns(periods
ending 3/31/04)

C Shares
One Year:	3.97%
Five Years:	6.22%
From Inception (9/1/94):	6.30%

Maximum sales charge of the Funds’ Class A Shares is 1.50%. B shares carry a contingent deferred sales charge (CDSC), if redeemed within a year, of 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year. C shares include a 0.50% CDSC for the first year only. There is no up front sales charge for R shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

For month end performance information, visit www.thornburg.com.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate government and investment grade corporate debt securities having maturities of up to ten years.

The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

Thornburg Limited Term U.S. Government Fund
A Shares
Outperformed U.S. Government Money Market Index
(Unaudited)

Investors sometimes ask us to compare the returns of the Limited Term U.S. Government Fund to money market fund returns. These investments have certain differences, and investors in the Limited Term U.S. Government Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class A Shares only. Class B, Class C, Class I and Class R-1 Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, and since inception for the Class A, B, C, I and R-1 shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in “Lipper U.S. Government Money Market Index” for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.59 per share and the ending NAV of $13.27 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 1: Future performance of any of these investments may bear no relationship to prior performance.

Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term U.S. Government Fund invests in short-to-intermediate maturity U.S. Government and agency obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTUSX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

Thornburg Limited Term Income Fund
A shares
Outperformed Lipper Money Market Index
(Unaudited)

Investors sometimes ask us to compare the returns of the Limited Term Income Fund to money market fund returns. These investments have certain differences, and investors in the Limited Term Income Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class A Shares only. Class C, Class I and Class R-1 Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, and since inception for the Class A, C, I and R-1 shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in “Lipper Money Market Index” for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.25 per share and the ending NAV of $13.04 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 1: Future performance of any of these investments may bear no relationship to prior performance.

Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Income Fund invests in short-to-intermediate maturity fixed income obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Limited Term Income Funds - I Shares

Semi-Annual Report
March 31,2004

Thornburg Limited Term Income Funds ALL DATA AS OF 3/31/04.

FUND FACTS: Thornburg Limited Term U.S. Government Fund*
--	I Shares
Annualized Distribution Rate (at NAV)	3.10%
SEC Yield	2.67%
NAV	$ 13.26
Maximum Offering Price	$ 13.26
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	3.27%
Three Years	6.59%
Five Years	6.65%
Ten Years	N/A
Since Inception	6.74%
Inception Date	7/5/1996
FUND FACTS: Thornburg Limited Term Income Fund
--	I Shares
Annualized Distribution Rate (at NAV)	3.47%
SEC Yield	2.52%
NAV	$ 13.05
Maximum Offering Price	$ 13.05
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	5.19%
Three Years	7.23%
Five Years	6.95%
Ten Years	N/A
Since Inception	7.08%
Inception Date	7/5/1996
There is no up front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Funds will meet their objectives. Shares in the Funds carry risks, including possible loss of principal.

Carefully consider the Funds’ investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds’ shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Funds’ NAV and current distributions.

* Shares are not guaranteed by the U.S. Government.

1

Thornburg Limited Term Income Funds

Letter to shareholders

April 12, 2004

Dear Fellow Shareholder,

I am pleased to present your Semi-annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the 6 months ended March 31, 2004. The net asset value of an “I” share of the Thornburg Limited Term Income Fund increased 6 cents in the period to $13.05. If you were invested for the entire period, you received dividends of 23.6 cents per share. If you reinvested your dividends, you received 23.8 cents per share. U.S. Government Fund increased 4 cents in the period to $13.26. If you were invested for the entire period, you received dividends of 20.0 cents per share. If you reinvested your dividends, you received 20.2 cents per share. Please read the accompanying exhibits for more detailed information and history.

Interest rates on U.S. Treasuries were largely unchanged on the dates of September 30, 2003 and March 31, 2004. However, the market fluctuated widely in the interim. For example, the yield on a 5-year U.S. Treasury ranged between a high of 3.45% and a low of 2.65% over the period. Interest rates mostly rose through November before starting a downward trend through March. Quality spreads (the additional yield on a corporate bond) contracted through December before starting to rise in the first quarter of this year.

Putting income and the change in price together, the “I” shares of the Thornburg Limited Term Income Fund produced a total return of 2.39% over the six-month period, assuming a beginning-of-the-period investment at the net asset value. The Lehman Brothers Intermediate Government/Credit Index produced a 2.75% total return over the same time period. The “I” shares of the Thornburg Limited Term U.S. Government Fund produced a total return of 1.84% over the six-month period, assuming a beginning-of-the-period investment at the net asset value. The Lehman Intermediate Government Index produced a 2.18% total return over the same time period. The Funds kept their duration shorter than the indices during the first quarter of 2004, during which time interest rates fell and longer duration bonds tended to outperform. Because the Funds kept their durations shorter and allocated a larger portion of their portfolios to short-term bonds, their returns fell short of the indices. The Thornburg Limited Term Income Fund also did not own some of the lower rated credits represented in the Index. Some of these bonds benefited from the significant contraction in spreads to Treasuries on lower rated credits during the period. We have kept our durations shorter than the indices thus far in 2004, because we believe doing so will improve the Funds’ return relative to the indices if interest rates rise.

Interest rates have risen since the release of the March payroll numbers. The U.S. Treasury market now has yields equivalent to the levels seen in December of 2003. After months of waiting for the expected employment growth to show up, the market had become complacent with a “No Jobs Recovery” after the February payroll release. The gain of 308,000 jobs documented in the March payroll number seems to have caught the bond market by surprise. It is interesting to note that the increase in employment has averaged 126,000 per month since September. The U.S. still has 1 million fewer jobs now than at the peak employment in 2001. Most economists believe that employment has to grow by at least 125,000 per month just to keep up with population growth. 200,000 to 300,000 per month employment growth is necessary to regain those lost jobs.

Aside from the employment growth, other aspects of the U.S. economy have continued their increases as the U.S. moves away from the last recession. The GDP growth has been relatively robust. An increase in household wealth appears to be sustaining spending in this cycle, something that was not evident in earlier cycles. That may be due to the ease of taking money out of assets, especially houses through mortgage refinancing. The huge influx of foreign investments has helped, pushing down interest rates and boosting asset values. Over the past three years, foreigners have purchased over $500 billion in corporate bonds, over $400 billion of Treasuries and $225 billion in mortgage-backed securities. This foreign investment has helped corporate spreads as well. There has been a large improvement in credit spreads on corporate bonds over the last few years, but that improvement has moderated over the last six months as quality spreads are now at levels last seen in 1998.

If the March payroll report is not an aberration, but the start of robust employment growth, then the outlook for the raising of the Fed Funds Rate may now change its focus from payrolls to inflation. If strong GDP growth continues and employment is rising, the last ingredient for the Fed staying accommodative is low inflation. The members of the Federal Open Market Committee have stated that they do not believe that inflation is much of a problem right now. The bond market, however, is starting to worry that inflation has reached its nadir and will start to move up from here. The large increases in prices for energy and commodities have helped fuel speculation that inflation is on the rise.

2

Thornburg Limited Term Income Funds

Letter to shareholders, CONTINUED

It appears evident that the Fed will hold short rates steady for a while; the lost jobs need to be replaced and that will take six months of 300,000-employment growth; the economy needs to keep growing at a steady pace; and, inflation needs to accelerate from here. All of these are within reach, but not in the next few months. The bond market tries to be proactive, however. If it is believed that the Fed will have to start raising rates, the bond market may start increasing yields before the Fed has changed their stance. We are cognizant of this as we manage the portfolios for the future.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We believe a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Please review the charts at the back of the report, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the money market funds average.

Thank you for investing in our Funds. We believe the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we believe that we are well positioned and we will maintain a steady course.

Steven J. Bohlin
Portfolio Manager

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate government and investment grade corporate debt securities having maturities of up to ten years.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged market-weighted index generally representative of all public obligations of the U.S. Government, its agencies and instrumentalities having maturities of up to ten years.

3

Statements of assets and liabilities
Thornburg Limited Term Income Funds
March 31, 2004
(Unaudited)

	Limited Term U.S. Government Fund	Limited Term Income Fund
ASSETS
Investments at value (cost $224,817,842 and $367,358,479 respectively)	$232,248,587	$382,172,551
Cash	692,932	1,838,451
Cash denominated in foreign currency (cost $66,710)	0	68,694
Receivable for investments sold	568	2,481,005
Principal receivable	14,759	0
Receivable for fund shares sold	386,508	1,767,919
Interest receivable	2,242,690	3,988,997
Prepaid expenses and other assets	51,545	47,892

Total Assets	235,637,589	392,365,509

LIABILITIES
Payable for securities purchased	0	15,415,287
Payable for fund shares redeemed	794,501	220,028
Accounts payable and accrued expenses	124,993	110,984
Payable to investment advisor (Note 3)	93,454	163,611
Dividends payable	534,507	981,029
Total Liabilities	1,547,455	16,890,939

NET ASSETS	$234,090,134	$375,474,570

NET ASSETS CONSIST OF:
Undistributed (distribution in excess of) net investment income	$83,335	$5,946
Net unrealized appreciation (depreciation) on investments	7,430,745	14,816,802
Accumulated net realized (gain) loss	(3,080,188)	(2,667,468)
Net capital paid in on shares of beneficial interest	229,656,242	363,319,290

	$234,090,134	$375,474,570

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($168,411,245 and $219,355,942 applicable to 12,693,592 and 16,815,610 shares of beneficial interest
outstanding - Note 4)	$13.27	$13.04
Maximum sales charge, 1.50% of offering price	0.20	0.20

Maximum Offering Price Per Share	$13.47	$13.24

Class B Shares:
Net asset value and offering price per share* ($2,563,517
applicable to 193,299 shares of beneficial
interest outstanding - Note 4)	$13.26	$0

Class C Shares:
Net asset value and offering price per share* ($50,782,122 and
$64,660,170 applicable to 3,804,234 and 4,964,653 shares of
beneficial interest outstanding - Note 4)	$13.35	$13.02

Class I Shares:
Net asset value, offering and redemption price per share ($12,291,953 and $91,400,039 applicable to 926,663 and 7,006,356 shares
of beneficial interest outstanding - Note 4)	$13.26	$13.05

Class R-1 Shares:
Net asset value, offering and redemption price per share ($41,297 and $58,419 applicable to 3,111 and 4,477 shares
of beneficial interest outstanding - Note 4)	$13.28	$13.05

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges See notes to financial statements.

4

STATEMENTS OF OPERATIONS
Thornburg Limited Term Income Funds		Six Months Ended March 31, 2004
		(Unaudited)
INVESTMENT INCOME:	Limited Term U.S. Government Fund	Limited Term Income Fund
Interest income (net of premium amortized
of $1,157,485 and $692,130 respectively)	$4,407,948	$7,205,589

EXPENSES:
Investment advisory fees (Note 3)	443,989	834,653
Administration fees (Note 3)
Class A Shares	105,591	125,814
Class B Shares	1,707	0
Class C Shares	33,022	36,712
Class I Shares	3,116	18,449
Class R-1 Shares	5	15
Distribution and service fees (Note 3)
Class A Shares	142,939	201,905
Class B Shares	14,410	0
Class C Shares	269,193	301,423
Class R-1 Shares	39	125
Transfer agent fees
Class A Shares	74,740	103,350
Class B Shares	8,271
Class C Shares	31,725	36,630
Class I Shares	8,995	18,140
Class R-1 Shares	992	900
Registration and filing fees
Class A Shares	7,611	5,843
Class B Shares	7,320
Class C Shares	4,526	4,452
Class I Shares	4,979	4,824
Class R-1 Shares	7,794	7,794
Custodian fees (Note 3)	64,863	82,008
Professional fees	19,840	30,935
Accounting fees	10,210	10,515
Trustee fees	3,406	3,714
Other expenses	32,401	34,729

Total Expenses	1,301,684	1,862,930
Less:
Expenses reimbursed by investment advisor (Note 3)	(35,222)	(102,652)
Distribution and service fees waived (Note 3)	(134,616)	(150,774)

Fees paid indirectly (Note 3)	(2,663)	(4,538)
Net Expenses	1,129,183	1,604,966

Net Investment Income	$3,278,765	$5,600,623

5

Six Months Ended March 31, 2004
(Unaudited)

	Limited Term U.S. Government Fund	Limited Term Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain Loss) on:
Investments	$137,645	$(984,392)

Net change in unrealized appreciation (depreciation) on:
Investments	403,287	2,980,352
Foreign currency translation	000	(525)

	403,287	2,979,827
Net Realized and Unrealized
Gain (Loss) on Investments	540,932	1,995,435

Net Increase (Decrease) in Net Assets Resulting
From Operations	$3,819,697	$7,596,058

See notes to financial statements

6

Statements of changes in net assets Thornburg Limited Term U.S. Government Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,278,765	$7,983,017
Net realized gain (loss) on investments sold	137,645	4,695,491
Increase (Decrease) in unrealized appreciation	403,287	(5,709,054)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,819,697	6,969,454
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(2,404,539)	(6,174,157)
Class B Shares	(28,815)	(50,597)
Class C Shares	(655,987)	(1,378,892)
Class I Shares	(189,311)	(379,370)
Class R-1 Shares	(113)	(1)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	(8,864,749)	21,836,105
Class B Shares	(510,422)	3,080,205
Class C Shares	(5,494,408)	25,756,540
Class I Shares	(822,238)	6,129,775
Class R-1 Shares	41,046	76

Net Increase (Decrease) in Net Assets	(15,109,839)	55,789,138
NET ASSETS:
Beginning of period	249,199,973	193,410,835

End of period	$234,090,134	$249,199,973

See notes to financial statements

7

Statements of Changes in Net Assets Thornburg Limited Term Income Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$5,600,623	$9,222,797
Net realized gain (loss) on investments sold	(984,392)	1,075,205
Increase (Decrease) in unrealized appreciation	2,979,827	2,954,124

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,596,058	13,252,126
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(3,355,045)	(5,571,809)
Class C Shares	(900,913)	(1,505,535)
Class I Shares	(1,344,277)	(2,145,452)
Class R-1 Shares	(388)	(1)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	33,748,674	77,437,936
Class C Shares	9,417,731	23,908,108
Class I Shares	31,358,671	19,271,605
Class R-1 Shares	57,483	76

Net Increase (Decrease) in Net Assets	76,577,994	124,647,054
NET ASSETS:
Beginning of period	298,896,576	174,249,522

End of period	$375,474,570	$298,896,576

See notes to financial statements.

8

Notes to financial statements

Thornburg Limited Term Income Funds

March 31, 2004

NOTE 1 – ORGANIZATION Thornburg Limited Term U.S. Government Fund (the “Government Fund”) and Thornburg Limited Term Income Fund (the “Income Fund”), hereafter referred to collectively as the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Funds’ objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Government Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. The Income Fund currently offers four classes of shares of beneficial interest, Class A, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. Each class of shares of a fund represents an interest in the same portfolio of investments of that fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, each fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to “regulated investment companies” and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore, no provision for Federal income taxes is required.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Funds make a commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value in determining each fund’s net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds’ records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are

9

Notes to financial statements, continued

Thornburg Limited Term Income Funds

March 31, 2004

reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage-backed securities. Such securities pay interest and a portion of principal each month, which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Income Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Income Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Funds for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .375 of 1% to .275 of 1% of the average daily net assets of the Government Fund and .50 of 1% to .275 of 1% of the average daily net assets of the Income Fund depending on each fund’s asset size. The Funds also have an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of each fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to Class A, Class B, Class C, and Class R-1 shares, and up to .05 of 1% of the average daily net assets attributable to Class I shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $16,365, $4,658, $5,405, and $8,794 for the Class B, C, I, and R-1 shares, respectively, of the Government Fund and $42,694, $37,426, $13,818, and $8,714 for the Class A, C, I, and R-1 shares, respectively, of the Income Fund.

The Funds have underwriting agreements with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of each fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Funds that it earned net commissions aggregating $1,321 and $1,159 from the sales of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $11,053 and $7,656 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

10

Thornburg Limited Term Income Funds

Notes to financial statements, continued

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Funds may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to the Class A, Class B, Class C, and Class R-1 shares of the Funds for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of each fund’s shares. The Funds have also adopted distribution plans pursuant to Rule 12b-1, applicable to each fund’s Class B, Class C, and Class R-1 shares under which the Funds compensate the Distributor for services in promoting the sale of Class B, C, and R-1 shares of the Funds at an annual rate of up to ..75 of 1% of the average daily net assets attributable to these classes. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the period ended March 31, 2004 are set forth in the Statements of Operations. Distribution fees of $134,616 and $150,774 respectively for Class C shares of the Government Fund and Income Fund were waived.

The Funds have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by each fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the Statements of Operations. For the period ended March 31, 2004, the fees paid indirectly were $2,663 and $4,538 for the Government Fund and Income Fund respectively.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 Shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

GOVERNMENT FUND	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,749,617	$23,007,642	7,033,728	$93,088,730
Shares issued to shareholders in	114,379	1,499,320	352,071	4,651,838
reinvestment of dividends
Shares repurchased	(2,543,701)	(33,371,711)	(5,757,412)	(75,904,463)

Net Increase (Decrease)	(679,705)	$(8,864,749)	1,628,387	$21,836,105

Class B Shares
Shares sold	41,064	$541,568	265,526	$3,519,557
Shares issued to shareholders in	1,199	15,690	2,704	35,753
reinvestment of dividends
Shares repurchased	(81,301)	(1,067,680)	(35,893)	(475,105)

Net Increase (Decrease)	(39,038)	$(510,422)	232,337	$3,080,205

Class C Shares
Shares sold	459,976	$6,081,199	2,733,738	$36,415,998
Shares issued to shareholders in	30,870	407,054	83,795	1,113,966
reinvestment of dividends
Shares repurchased	(907,277)	(11,982,661)	(887,516)	(11,773,424)

Net Increase (Decrease)	(416,431)	$(5,494,408)	1,930,017	$25,756,540

11

Thornburg Limited Term Income Funds

Notes to financial statements, continued

March 31, 2004

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class I Shares
Shares sold	245,315	$3,210,274	808,309	$10,671,009
Shares issued to shareholders in	10,057	131,822	24,410	322,502
reinvestment of dividends
Shares repurchased	(318,194)	(4,164,334)	(367,766)	(4,863,736)

Net Increase (Decrease)	(62,822)	$(822,238)	464,953	$6,129,775

Class R-1 Shares
Shares sold	3,399	$44,964	6	$75
Shares issued to shareholders in	1	8	--	1
reinvestment of dividends
Shares repurchased	(295)	(3,926)	--	--

Net Increase (Decrease)	3,105	$41,046	6	$76

INCOME FUND	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	4,541,406	$58,626,933	8,212,612	$105,632,467
Shares issued to shareholders in	157,855	2,033,515	317,279	4,076,963
reinvestment of dividends
Shares repurchased	(2,084,354)	(26,911,774)	(2,518,725)	(32,271,494)

Net Increase (Decrease)	2,614,907	$33,748,674	6,011,166	$77,437,936

Class C Shares
Shares sold	1,313,066	$16,929,965	2,753,770	$35,318,563
Shares issued to shareholders in	38,708	497,854	83,893	1,076,023
reinvestment of dividends
Shares repurchased	(621,459)	(8,010,088)	(973,489)	(12,486,478)

Net Increase (Decrease)	730,315	$9,417,731	1,864,174	$23,908,108

Class I Shares
Shares sold	2,932,414	$37,863,589	2,435,755	$31,247,349
Shares issued to shareholders in	77,080	993,296	150,329	1,931,913
reinvestment of dividends
Shares repurchased	(580,634)	(7,498,214)	(1,080,571)	(13,907,657)

Net Increase (Decrease)	2,428,860	$31,358,671	1,505,513	$19,271,605

Class R-1 Shares
Shares sold	4,453	$57,245	6	$75
Shares issued to shareholders in	18	238	--	1
reinvestment of dividends
Shares repurchased	--	--	--	--

Net Increase (Decrease)	4,471	$57,483	6	$76

12

Notes to financial statements, continued

Thornburg Limited Term Income Funds

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, portfolio purchase and sale transactions (excluding short-term securities) were $3,935,000 and $13,385,186 for the Government Fund and $115,828,820 and $44,374,733 for the Income Fund, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

	Government Fund	Income Fund
Cost of investments
for tax purpose	$224,817,842	$367,531,570

Gross unrealized
appreciation on a tax basis	$8,158,030	$15,227,827
Gross unrealized
depreciation on a tax basis	(727,285)	(413,755)

Net unrealized
appreciation (depreciation)
on investments (tax basis)	$7,430,745	$14,814,072

Distributable earnings-
ordinary income	$83,335	$5,946

At March 31, 2004, the Government Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

2004	$2,026,055
2008	17,646
2009	1,160,521
2010	13,611

$3,217,833

At March 31, 2004, the Income Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

2004	$225,978
2008	497,824
2009	650,941
2010	308,333

$1,683,076

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

13

Financial highlights
Thornburg Limited Term U.S. Government Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.22	$ 13.27	$ 12.77	$ 12.03	$ 12.05	$ 12.65

Income from investment operations:
Net investment income	0.20	0.51	0.62	0.72	0.72	0.70
Net realized and unrealized
gain (loss) on investments	0.04	(0.05)	0.50	0.74	(0.02)	(0.60)

Total from investment operations	0.24	0.46	1.12	1.46	0.70	0.10
Less dividends from:
Net investment income	(0.20)	(0.51)	(0.62)	(0.72)	(0.72)	(0.70)

Change in net asset value	0.04	(0.05)	0.50	0.74	(0.02)	(0.60)
Net asset value, end of period	$ 13.26	$ 13.22	$ 13.27	$ 12.77	$ 12.03	$ 12.05

Total return (a)	1.84%	3.51%	9.11%	12.45%	6.07%	0.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.04% (b)	3.77%	4.86%	5.79%	6.06%	5.69%
Expenses, after expense reductions	0.67% (b)	0.64%	0.61%	0.61%	0.60%	0.60%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.62%	0.60%	--	--	--
Expenses, before expense reductions	0.76% (b)	0.82%	1.04%	1.21%	1.08%	1.06%
Portfolio turnover rate	1.74%	35.06%	4.34%	15.23%	19.66%	19.39%
Net assets at end of period (000)	$ 12,292	$ 13,085	$ 6,960	$ 3,992	$ 3,819	$ 5,612

(a) Not annualized for periods less than one year.
(b) Annualized.

14

Financial highlights, continued
Thornburg Limited Term Income Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.99	$ 12.79	$ 12.55	$ 11.90	$ 11.93	$ 12.50

Income from investment operations:
Net investment income	0.24	0.55	0.65	0.77	0.77	0.73
Net realized and unrealized
gain (loss) on investments	0.06	0.20	0.24	0.65	(0.03)	(0.57)

Total from investment operations	0.30	0.75	0.89	1.42	0.74	0.16
Less dividends from:
Net investment income	(0.24)	(0.55)	(0.65)	(0.77)	(0.77)	(0.68)
Return of Capital	--	--	--	--	--	(0.05)

Change in net asset value	0.06	0.20	0.24	0.65	(0.03)	(0.57)
Net asset value, end of period	$ 13.05	$ 12.99	$ 12.79	$ 12.55	$ 11.90	$ 11.93

Total return (a)	2.39%	5.89%	7.38%	12.29%	6.46%	1.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.17% (b)	4.23%	5.19%	6.24%	6.54%	5.99%
Expenses, after expense reductions	0.67% (b)	0.69%	0.69%	0.70%	0.69%	0.69%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.69%	0.69%	--	--	--
Expenses, before expense reductions	0.71% (b)	0.76%	0.78%	0.89%	1.00%	1.01%
Portfolio turnover rate	14.04%	18.86%	21.63%	20.54%	59.46%	48.50%
Net assets at end of period (000)	$ 91,400	$ 59,473	$ 39,281	$ 24,298	$ 12,094	$ 9,928

(a) Not annualized for periods less than one year.
(b) Annualized.

15

SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R-1 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R-1 - LTURX
Security Name	Principal Amount	Value
U.S. Government Agencies (41.20%)
Federal Agricultural Mortgage Corp., 5.86% due 3/3/2006	900,000	$970,318
Federal Agricultural Mortgage Corp., 8.07% due 7/17/2006	1,000,000	1,139,308
Federal Agricultural Mortgage Corp., 6.71% due 7/28/2014	200,000	238,709
Federal Farm Credit Bank, 1.875% due 1/16/2007	4,650,000	4,617,258
Federal Farm Credit Bank, 6.75% due 7/7/2009	350,000	410,216
Federal Farm Credit Bank Consolidated MTN, 5.875% due 7/28/2008	1,900,000	2,139,419
Federal Farm Credit Bank Consolidated MTN, 5.87% due 9/2/2008	1,300,000	1,464,011
Federal Farm Credit Bank Consolidated MTN, 5.35% due 12/11/2008	200,000	220,875
Federal Farm Credit Bank Consolidated MTN, 5.80% due 3/19/2009	300,000	337,471
Federal Farm Credit Bank Consolidated MTN, 6.06% due 5/28/2013	240,000	274,735
Federal Home Loan Bank, 6.55% due 3/7/2005	265,000	277,997
Federal Home Loan Bank, 6.345% due 11/1/2005	100,000	107,478
Federal Home Loan Bank, 5.24% due 12/7/2005	225,000	238,524
Federal Home Loan Bank, 5.37% due 1/20/2006	100,000	106,542
Federal Home Loan Bank, 2.25% due 5/15/2006	3,000,000	3,025,783
Federal Home Loan Bank, 6.09% due 6/2/2006	100,000	108,981
Federal Home Loan Bank, 7.76% due 11/21/2006	200,000	229,385
Federal Home Loan Bank, 6.37% due 9/26/2007	1,000,000	1,132,900
Federal Home Loan Bank, 6.075% due 1/2/2008	475,000	535,472
Federal Home Loan Bank, 7.00% due 2/15/2008	150,000	174,437
Federal Home Loan Bank, 5.98% due 6/18/2008	2,050,000	2,313,695
Federal Home Loan Bank, 5.015% due 10/8/2008	570,000	620,946
Federal Home Loan Bank, 5.53% due 11/24/2008	225,000	250,053
Federal Home Loan Bank, 5.48% due 1/8/2009	1,250,000	1,386,320
Federal Home Loan Bank, 5.67% due 2/26/2009	1,465,000	1,637,218
Federal Home Loan Bank, 5.70% due 3/3/2009	3,000,000	3,357,679
Federal Home Loan Bank, 5.985% due 4/9/2009	3,000,000	3,397,657
Federal Home Loan Bank, 5.79% due 4/27/2009	200,000	224,702
Federal Home Loan Mortgage Corp., 5.98% due 12/8/2005	75,000	80,462
Federal Home Loan Mortgage Corp., 6.80% due 3/19/2007	300,000	340,231
Federal Home Loan Mortgage Corp., 3.80% due 10/15/2008	500,000	503,968
Federal Home Loan Mortgage Corp., Pool # 141016, 9.25% due 11/1/2016	103,904	117,131
Federal Home Loan Mortgage Corp., Pool # 141412, 8.50% due 4/1/2017	283,347	313,079
Federal Home Loan Mortgage Corp., Pool # 160043, 8.75% due 4/1/2008	27,811	29,700
Federal Home Loan Mortgage Corp., Pool # 181730, 8.50% due 5/1/2008	35,554	37,523
Federal Home Loan Mortgage Corp., Pool # 200075, 9.00% due 9/1/2004	245	249
Federal Home Loan Mortgage Corp., Pool # 252986, 10.75% due 4/1/2010	47,116	53,502
Federal Home Loan Mortgage Corp., Pool # 256764, 8.75% due 10/1/2014	25,715	27,490
Federal Home Loan Mortgage Corp., Pool # 260486, 9.00% due 1/1/2010	18,575	19,867
Federal Home Loan Mortgage Corp., Pool # 273822, 8.50% due 4/1/2009	136,105	143,821
Federal Home Loan Mortgage Corp., Pool # 291880, 8.25% due 5/1/2017	6,663	7,000
Federal Home Loan Mortgage Corp., Pool # 294817, 9.75% due 1/1/2017	68,506	77,158
Federal Home Loan Mortgage Corp., Pool # 298107, 10.25% due 8/1/2017	29,371	34,494
Federal Home Loan Mortgage Corp., Pool # 770297, 3.75% due 6/1/2018	135,364	136,578
Federal Home Loan Mortgage Corp., Pool # C90041, 6.50% due 11/1/2013	91,271	96,458
Federal Home Loan Mortgage Corp., Pool # D06907, 9.00% due 4/1/2017	10,632	11,543
Federal Home Loan Mortgage Corp., Pool # D06908, 9.50% due 9/1/2017	30,345	33,015

16

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
Federal Home Loan Mortgage Corp., Pool # D37120, 7.00% due 7/1/2023	$113,717	$121,299
Federal Home Loan Mortgage Corp., Pool # E00170, 8.00% due 7/1/2007	103,617	109,565
Federal Home Loan Mortgage Corp., Pool # E49074, 6.50% due 7/1/2008	74,118	78,916
Federal Home Loan Mortgage Corp., Pool # E61778, 6.50% due 4/1/2008	100,684	107,201
Federal Home Loan Mortgage Corp., Pool # E65962, 7.00% due 5/1/2008	9,699	10,382
Federal Home Loan Mortgage Corp. CMO Series 2137 Class TM, 6.50% due 1/15/2028	272,792	278,171
Federal Home Loan Mortgage Corp. CMO Series 2603 Class TN, 4.00% due	4,500,000	4,537,658
10/15/2011
Federal National Mortgage Association, Pool # 008307, 8.00% due 5/1/2008	141,274	150,365
Federal National Mortgage Association, Pool # 019535, 10.25% due 7/1/2008	12,826	14,101
Federal National Mortgage Association, Pool # 033356, 9.25% due 8/1/2016	104,170	115,739
Federal National Mortgage Association, Pool # 040526, 9.25% due 1/1/2017	8,165	8,715
Federal National Mortgage Association, Pool # 044003, 8.00% due 6/1/2017	114,806	124,739
Federal National Mortgage Association, Pool # 050811, 7.50% due 12/1/2012	97,877	104,376
Federal National Mortgage Association, Pool # 050832, 7.50% due 6/1/2013	147,520	157,361
Federal National Mortgage Association, Pool # 076388, 9.25% due 9/1/2018	136,831	153,442
Federal National Mortgage Association, Pool # 077725, 9.75% due 10/1/2018	53,827	58,916
Federal National Mortgage Association, Pool # 100286, 7.50% due 8/1/2009	343,887	366,197
Federal National Mortgage Association, Pool # 112067, 9.50% due 10/1/2016	75,619	84,578
Federal National Mortgage Association, Pool # 156156, 8.50% due 4/1/2021	98,189	106,340
Federal National Mortgage Association, Pool # 190555, 7.00% due 1/1/2014	85,415	90,710
Federal National Mortgage Association, Pool # 190703, 7.00% due 3/1/2009	82,588	88,585
Federal National Mortgage Association, Pool # 190836, 7.00% due 6/1/2009	190,968	204,836
Federal National Mortgage Association, Pool # 250387, 7.00% due 11/1/2010	134,795	144,668
Federal National Mortgage Association, Pool # 250481, 6.50% due 11/1/2015	86,111	91,046
Federal National Mortgage Association, Pool # 251258, 7.00% due 9/1/2007	88,772	94,686
Federal National Mortgage Association, Pool # 251759, 6.00% due 5/1/2013	193,332	204,524
Federal National Mortgage Association, Pool # 252648, 6.50% due 5/1/2022	537,772	567,223
Federal National Mortgage Association, Pool # 252787, 7.00% due 8/1/2006	55,898	57,879
Federal National Mortgage Association, Pool # 303383, 7.00% due 12/1/2009	141,475	151,749
Federal National Mortgage Association, Pool # 312663, 7.50% due 6/1/2010	153,101	164,451
Federal National Mortgage Association, Pool # 323706, 7.00% due 2/1/2009	245,498	263,326
Federal National Mortgage Association, Pool # 334996, 7.00% due 2/1/2011	122,448	131,417
Federal National Mortgage Association, Pool # 342947, 7.25% due 4/1/2024	698,503	749,554
Federal National Mortgage Association, Pool # 345775, 8.50% due 12/1/2024	64,959	70,478
Federal National Mortgage Association, Pool # 373942, 6.50% due 12/1/2008	105,016	111,945
Federal National Mortgage Association, Pool # 380488, 6.10% due 7/1/2008	1,850,610	2,057,371
Federal National Mortgage Association, Pool # 380633, 6.18% due 9/1/2008	2,793,576	3,117,641
Federal National Mortgage Association, Pool # 381146, 6.04% due 1/1/2009	1,724,884	1,919,040
Federal National Mortgage Association, Pool # 382450, 7.86% due 6/1/2010	899,187	1,093,920
Federal National Mortgage Association, Pool # 382616, 7.40% due 8/1/2010	1,287,268	1,536,569
Federal National Mortgage Association, Pool # 382709, 7.40% due 8/1/2008	1,067,187	1,233,851
Federal National Mortgage Association, Pool # 382889, 7.595% due 12/1/2010	307,015	351,720
Federal National Mortgage Association, Pool # 382926, 7.615% due 12/1/2010	341,381	391,367
Federal National Mortgage Association, Pool # 383849, 6.871% due 8/1/2011	1,805,429	2,092,193
Federal National Mortgage Association, Pool # 384193, 6.375% due 9/1/2011	1,052,547	1,191,148
Federal National Mortgage Association, Pool # 384243, 6.303% due 10/1/2011	627,367	695,295
Federal National Mortgage Association, Pool # 384746, 5.86% due 2/1/2009	1,075,425	1,193,184
Federal National Mortgage Association, Pool # 385263, 5.41% due 11/1/2006	1,469,079	1,569,007
Federal National Mortgage Association, Pool # 385714, 4.70% due 1/1/2010	3,235,215	3,413,728
Federal National Mortgage Association, Pool # 406384, 8.25% due 12/1/2024	372,905	405,634
Federal National Mortgage Association, Pool # 443909, 6.50% due 9/1/2018	451,119	477,688

17

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	$3,500,000	$3,735,927
Federal National Mortgage Association, Pool # 516363, 5.00% due 3/1/2014	727,160	750,594
Federal National Mortgage Association, Pool # 555207, 7.00% due 11/1/2017	454,521	487,527
Federal National Mortgage Association CMO Series 1992-22 Class HC, 7.00% due	313,261	323,755
3/25/2007
Federal National Mortgage Association CMO Series 1993-101 Class PJ, 7.00% due	750,000	797,732
6/25/2008
Federal National Mortgage Association CMO Series 1993-122 Class D, 6.50% due	250,000	260,067
6/25/2023
Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00% due	330,193	343,317
3/25/2023
Federal National Mortgage Association CMO Series G1993-35 Class JD, 6.50% due	981,706	1,016,480
11/25/2006
Federal National Mortgage Association CPI Floating Rate, 3.00% due 2/17/2009	3,000,000	3,049,050
Government National Mortgage Association, Pool # 000623, 8.00% due 9/20/2016	100,798	109,606
Government National Mortgage Association, Pool # 016944, 7.50% due 5/15/2007	130,659	140,964
Government National Mortgage Association, Pool # 296697, 9.50% due 10/15/2005	35,868	37,234
Government National Mortgage Association, Pool # 306636, 8.25% due 12/15/2006	66,852	70,893
Government National Mortgage Association, Pool # 357090, 6.80% due 4/20/2025	108,726	115,867
Government National Mortgage Association, Pool # 369693, 7.00% due 1/15/2009	194,835	210,445
Government National Mortgage Association, Pool # 409921, 7.50% due 8/15/2010	128,108	138,407
Government National Mortgage Association, Pool # 410240, 7.00% due 12/15/2010	82,838	89,422
Government National Mortgage Association, Pool # 410271, 7.50% due 8/15/2010	85,138	91,982
Government National Mortgage Association, Pool # 410846, 7.00% due 12/15/2010	125,707	135,700
Government National Mortgage Association, Pool # 430150, 7.25% due 12/15/2026	158,653	170,933
Government National Mortgage Association, Pool # 447040, 7.75% due 5/15/2027	173,955	189,751
Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/2017	174,379	186,967
Government National Mortgage Association, Pool # 780063, 7.00% due 9/15/2008	59,822	64,615
Government National Mortgage Association, Pool # 780448, 6.50% due 8/15/2011	264,772	284,640
Government National Mortgage Association CMO Series 2002-67 Class VA, 6.00%	267,775	280,072
due 3/20/2013
Government National Mortgage Association CMO Series 2003-31 Class YA, 4.00%	1,409,342	1,426,029
due 5/16/2021
Government National Mortgage Association CMO Series 2003-67 Class PN, 4.00%	3,196,066	3,242,175
due 11/20/2020
Guaranteed Export Trust 1995-A Certificate, 6.28% due 6/15/2004	51,765	52,330
Overseas Private Investment Corp., 4.10% due 11/15/2014	2,750,400	2,801,255
Private Export Funding Corp., 4.974% due 8/15/2013	1,000,000	1,055,750
Private Export Funding Corp. Secured Note Series M, 5.34% due 3/15/2006	2,000,000	2,137,384
Private Export Funding Corp. Secured Note Series P, 5.685% due 5/15/2012	1,000,000	1,110,986
Tennessee Valley Authority, 4.75% due 8/1/2013	3,000,000	3,121,566
United States Government General Services, 7.62% due 9/15/2010	1,790,817	2,086,302

Total U.S. Government Agencies (Cost $89,840,887)		95,731,576

United States Treasury-- 54.10%
United States Treasury Notes, 7.25% due 5/15/2004	7,750,000	7,808,125
United States Treasury Notes, 7.25% due 8/15/2004	3,700,000	3,786,140
United States Treasury Notes, 1.50% due 2/28/2005	10,000,000	10,034,375
United States Treasury Notes, 6.50% due 5/15/2005	4,900,000	5,187,875
United States Treasury Notes, 6.50% due 8/15/2005	4,500,000	4,819,922
United States Treasury Notes, 5.75% due 11/15/2005	7,000,000	7,486,718
United States Treasury Notes, 5.625% due 2/15/2006	3,000,000	3,228,750
United States Treasury Notes, 4.625% due 5/15/2006	5,500,000	5,842,891
United States Treasury Notes, 7.00% due 7/15/2006	2,000,000	2,237,188
United States Treasury Notes, 4.375% due 5/15/2007	9,000,000	9,627,188
United States Treasury Notes, 6.125% due 8/15/2007	4,000,000	4,515,000
United States Treasury Notes, 2.625% due 5/15/2008	10,000,000	10,062,500
United States Treasury Notes, 5.50% due 5/15/2009	10,000,000	11,298,438

18

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term U.S. Governemnt Fund		March 31, 2004
United States Treasury Notes, 6.50% due 2/15/2010	15,000,000	$17,786,718
United States Treasury Notes, 5.75% due 8/15/2010	6,000,000	6,889,687
United States Treasury Notes, 3.625% due 5/15/2013	15,000,000	14,906,250
Total United States Treasury (Cost $123,977,709)		125,517,765
Short Term Investments-- 4.70%
Federal Home Loan Mortgage Discount Notes, 0.97% due 4/1/2004	7,000,000	7,000,000
Inter-American Development Bank Discount Notes, 0.97% due 4/8/2004	4,000,000	3,999,246

Total Short Term Investments (Cost $10,999,246)		10,999,246

TOTAL INVESTMENTS (100%) (Cost $224,817,842)		$232,248,587

See notes to financial statements

19

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg Limited Term Income Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R-1 - 885-215-483 NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R-1 - THIRX
Security Name	Credit Rating Moody’s/S&P	Principal Amount	Value
U.S. TREASURY SECURITIES - 4.00%
United States Treasury Notes, 6.50% due 5/15/2005	Aaa/AAA	$1,100,000	$1,164,625
United States Treasury Notes, 4.625% due 5/15/2006	Aaa/AAA	4,500,000	4,780,547
United States Treasury Notes, 4.75% due 11/15/2008	Aaa/AAA	1,500,000	1,636,406
United States Treasury Notes, 5.75% due 8/15/2010	Aaa/AAA	2,500,000	2,870,703
United States Treasury Notes, 3.625% due 5/15/2013	Aaa/AAA	5,000,000	4,968,750

Total U.S. Treasury Securities (Cost $14,705,729)	--	--	15,421,031

U. S. GOVERNMENT AGENCIES - 8.60%
Export Funding Trust Series 1994-A Pass Through Certificate, 7.89% due 2/15/2005	Aaa/AAA	140,000	146,037
Federal Farm Credit Bank, 5.96% due 6/16/2008	Aaa/AAA	710,000	801,337
Federal Home Loan Bank, 6.00% due 8/25/2005	Aaa/AAA	50,000	53,145
Federal Home Loan Bank, 2.25% due 5/15/2006	Aaa/AAA	2,000,000	2,017,189
Federal Home Loan Bank, 4.875% due 5/15/2007	Aaa/AAA	150,000	161,960
Federal Home Loan Bank, 5.833% due 1/23/2008	Aaa/AAA	500,000	559,641
Federal Home Loan Bank, 5.785% due 4/14/2008	Aaa/AAA	75,000	83,959
Federal Home Loan Bank, 5.835% due 7/15/2008	Aaa/AAA	300,000	336,953
Federal Home Loan Bank, 5.48% due 9/22/2008	Aaa/AAA	480,000	532,372
Federal Home Loan Bank, 5.085% due 10/7/2008	Aaa/AAA	250,000	273,086
Federal Home Loan Bank, 5.038% due 10/14/2008	Aaa/AAA	200,000	218,060
Federal Home Loan Bank, 5.365% due 12/11/2008	Aaa/AAA	75,000	82,808
Federal Home Loan Bank, 5.985% due 4/9/2009	Aaa/AAA	85,000	96,267
Federal Home Loan Bank, 3.00% due 10/21/2009	Aaa/AAA	1,650,000	1,661,944
Federal Home Loan Mortgage Corp., 4.30% due 9/3/2008	Aaa/AAA	2,000,000	2,027,232
Federal Home Loan Mortgage Corp., Pool # 850082, 9.00% due 10/1/2005	Aaa/AAA	8,670	9,000
Federal National Mortgage Association, 2.00% due 12/15/2006	Aaa/AAA	6,495,000	6,512,157
Federal National Mortgage Association, 2.50% due 1/24/2008	Aaa/AAA	3,500,000	3,518,769
Federal National Mortgage Association, 3.50% due 12/25/2008	Aaa/AAA	189,507	189,585
Federal National Mortgage Association, Pool # 020155, 7.491% due 8/1/2014	Aaa/AAA	40,984	42,271
Federal National Mortgage Association, Pool # 190534, 6.00% due 12/1/2008	Aaa/AAA	175,005	184,917
Federal National Mortgage Association, Pool # 297033, 8.00% due 12/1/2009	Aaa/AAA	47,336	50,992
Federal National Mortgage Association, Pool # 303777, 7.00% due 3/1/2011	Aaa/AAA	91,072	97,743
Federal National Mortgage Association, Pool # 382398, 8.00% due 5/1/2011	Aaa/AAA	584,537	686,497
Federal National Mortgage Association, Pool # 383398, 6.42% due 4/1/2011	Aaa/AAA	2,425,318	2,717,716
Federal National Mortgage Association, Pool # 384471, 5.185% due 11/1/2008	Aaa/AAA	478,081	515,616
Federal National Mortgage Association, Pool # 384521, 5.095% due 12/1/2011	Aaa/AAA	129,472	138,449
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	Aaa/AAA	800,000	853,926
Federal National Mortgage Association CPI Floating Rate, 3.00% due 2/17/2009	Aaa/AAA	5,000,000	5,081,750
Government National Mortgage Association, Pool # 003007, 8.50% due 11/20/2015	Aaa/AAA	63,036	69,482
Government National Mortgage Association, Pool # 827148, 4.375% due 2/20/2024	Aaa/AAA	42,559	43,327
Government National Mortgage Association CMO Series 2003-67 Class PN, 4.00% due 11/20/2020	Aaa/AAA	3,247,209	3,294,056

Total U. S. Government Agencies (Cost $32,357,864)	--	--	33,058,243

ASSET BACKED SECURITIES - 0.50%
Associates Manufactured Housing Trust 1996-1 A5, 7.60% due 3/15/2027	Aaa/AAA	726,338	768,454
Bank of America Mortgage Secs Inc. Series 02-7, Class-2 A4, 5.75% due 8/25/2032	Aa2/NA	84,835	86,685

20

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Chase Credit Card Owner Trust 2001-5 A, 1.194% due 2/15/2007	Aaa/AAA	$250,000	$250,137
Chase Mortgage Finance Trust 1999-S9 A3, 6.25% due 7/25/2014	NA/AAA	128,213	131,641
CNH Equipment Trust, 1.344% due 7/17/2006	Aaa/AAA	498,492	499,028
Green Tree Financial Corp. 93-2 Mfd Housing Sr/Sub Certificate Class-A4, 6.90% due 7/15/2018	Aaa/NR	28,919	29,192
Washington Mutual Series 02-AR10, Class-A6, 4.816% due 10/25/2032	Aaa/AAA	141,667	143,690

Total Asset Backed Securities (Cost $1,882,581)	--	--	1,908,827

CORPORATE BONDS - 63.70%
BANKS
Bank of America Corp., 4.375% due 12/1/2010	Aa2/A+	1,675,000	1,726,010
Capital One Bank, 6.70% due 5/15/2008	Baa2/BBB-	1,665,000	1,865,273
Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008	Aa1/AA-	2,500,000	2,534,795
HSBC USA Inc., 8.375% due 2/15/2007	A1/A+	700,000	816,293
KeyCorp, 8.00% due 7/1/2004	A3/BBB+	500,000	507,810
Marshall & Ilsley Corp., 2.625% due 2/9/2007	Aa3/A+	2,500,000	2,525,358
Mercantile Bancorp, 7.30% due 6/15/2007	A1/A	1,000,000	1,152,898
National City Bank, 2.70% due 8/24/2009	Aa3/A+	1,195,000	1,195,311
Nations Bank Corp. Medium Term Note, 7.23% due 8/15/2012	Aa2/A+	250,000	295,954
Northern Trust Co. Medium Term Note, 6.25% due 6/2/2008	A1/A+	500,000	558,077
PNC Funding Corp., 6.875% due 7/15/2007	A3/BBB+	95,000	107,572
Suntrust Bank Atlanta Georgia Medium Term Note, 2.50% due 5/4/2006	Aa2/AA-	2,200,000	2,231,277
Union Planters Corp., 6.75% due 11/1/2005	A3/BBB-	120,000	129,418
United States Central Credit Union, 2.75% due 5/30/2008	Aa1/AAA	2,900,000	2,861,966
US Bank, 5.625% due 11/30/2005	Aa2/AA-	385,000	412,481
US Bank, 6.30% due 7/15/2008	Aa3/A+	400,000	452,818

--	--	--	19,373,311

CAPITAL GOODS
Caterpillar Financial Services Corp., 6.40% due 2/15/2008	A2/A	250,000	276,543
Caterpillar Financial Services Corp., 3.45% due 1/15/2009	A2/A	2,400,000	2,426,532
Emerson Electric Co., 5.75% due 11/1/2011	A2/A	800,000	888,631
Gatx Capital Corp., 6.875% due 11/1/2004	Baa3/BBB-	600,000	616,439
General American Railcar Corp., 6.69% due 9/20/2016	A3/AA-	235,846	243,756
Hubbell Inc., 6.375% due 5/15/2012	A3/A+	1,000,000	1,108,979
Illinois Tool Works Inc., 5.75% due 3/1/2009	Aa3/AA-	765,000	853,992
John Deere Capital Corp., 5.125% due 10/19/2006	A3/A-	450,000	482,524
John Deere Capital Corp. Medium Term Note, 3.75% due 1/13/2009	A3/A-	500,000	510,899
Johnson Controls Inc., 5.00% due 11/15/2006	A2/A	1,000,000	1,071,171
Pentair Inc., 7.85% due 10/15/2009	Baa3/BBB	1,000,000	1,160,975
Pitney Bowes Inc., 5.875% due 5/1/2006	Aa3/AA	900,000	970,271
Pitney Bowes Inc., 4.625% due 10/1/2012	Aa3/NA	900,000	925,776
Pitney Bowes Inc., 3.875% due 6/15/2013	Aa3/AA	2,000,000	1,931,482

--	--	--	13,467,970

COMMERCIAL SERVICES & SUPPLIES
Aramark Services Inc., 7.00% due 7/15/2006	Baa3/BBB-	250,000	274,406
Science Applications International Corp., 6.75% due 2/1/2008	A3/A-	250,000	282,834
Science Applications International Corp., 6.25% due 7/1/2012	A3/A-	1,000,000	1,119,831
Valassis Communications, 6.625% due 1/15/2009	Baa3/BBB-	1,700,000	1,878,194
Waste Management Inc., 6.50% due 11/15/2008	Baa3/BBB	1,000,000	1,126,680

21

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Waste Management Inc., 6.875% due 5/15/2009	Baa3/BBB	725,000	$828,342
Waste Management Inc., 7.375% due 8/1/2010	Baa3/BBB	500,000	589,109
WMX Technologies Inc., 7.00% due 5/15/2005	Baa3/BBB	1,010,000	1,056,644
WMX Technologies Inc., 7.00% due 10/15/2006	Baa3/BBB	550,000	610,309

--	--	--	7,766,349

DIVERSIFIED FINANCIALS
American General Finance Corp. Medium Term Note, 4.625% due 9/1/2010	A1/A+	200,000	208,383
American General Finance Corp. Medium Term Note, 4.00% due 3/15/2011	A1/A+	1,500,000	1,493,734
Bear Stearns Cos Inc., 4.50% due 10/28/2010	A1/A	1,500,000	1,548,903
Beneficial Corp., 6.80% due 7/22/2005	A1/A	1,000,000	1,060,651
Berkshire Hathaway Finance Corp., 4.625% due 10/15/2013	Aaa/AAA	1,000,000	1,016,435
Dun & Bradstreet Corp., 6.625% due 3/15/2006	NR/BBB+	75,000	80,305
Ford Motor Credit, 6.24% due 12/15/2004	A3/BBB-	150,000	153,329
General Electric Capital Corp., 5.00% due 2/15/2007	Aaa/AAA	2,900,000	3,112,097
General Electric Capital Corp., 1.547% due 5/30/2008	Aaa/AAA	494,000	493,292
General Electric Capital Corp., 7.75% due 6/9/2009	Aaa/AAA	200,000	240,456
General Electric Capital Corp., 7.375% due 1/19/2010	Aaa/AAA	400,000	479,690
General Electric Capital Corp., 4.25% due 12/1/2010	Aaa/AAA	2,000,000	2,046,736
Hartford Financial Services Group Inc. Senior Notes, 4.625% due 7/15/2013	A3/A-	1,000,000	1,002,910
Household Finance Corp., 5.20% due 8/15/2005	A1/A	400,000	415,253
Household Finance Corp., 5.90% due 5/15/2006	A1/A	100,000	105,797
Household Finance Corp., 7.20% due 7/15/2006	A1/A	550,000	610,628
Household Finance Corp., 5.75% due 1/30/2007	A1/A	400,000	435,654
Household Finance Corp., 6.40% due 9/15/2009	A1/A	400,000	434,622
International Lease Finance Corp., 4.55% due 10/15/2009	A1/AA-	2,500,000	2,608,413
International Lease Finance Corp. Medium Term Note, 5.95% due 6/6/2005	A1/AA-	950,000	998,083
Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007	Baa2/BBB	2,600,000	2,995,889
JP Morgan Chase Co., 4.50% due 11/15/2010	A1/A+	1,465,000	1,511,162
Lehman Brothers Holdings Inc., 3.50% due 8/7/2008	A1/A	700,000	709,306
Merrill Lynch & Co. CPI Floating Rate, 3.04% due 3/2/2009	Aa3/A+	3,000,000	3,034,200
Schwab Charles Corp. Medium Term Note, 6.30% due 4/28/2006	A2/A-	800,000	867,320
SLM Corp. Floating Rate, 1.561% due 9/15/2008	A2/A	1,675,000	1,674,568
SLM Corp. Medium Term Note CPI Floating Rate, 3.08% due 3/2/2009	A2/A	3,000,000	3,025,920
SLM Corp. Medium Term Note CPI Floating Rate, 4.00% due 1/31/2014	A2/A	9,500,000	9,717,550
Toyota Motor Credit Corp., 2.875% due 8/1/2008	Aaa/AAA	800,000	797,828
Toyota Motor Credit Corp., 4.35% due 12/15/2010	Aaa/AAA	800,000	830,854
Toyota Motor Credit Corp. Medium Term Note, 2.70% due 1/30/2007	Aaa/AAA	3,300,000	3,349,094
Wells Fargo & Co. Subordinated Note, 4.625% due 4/15/2014	Aa2/A+	2,000,000	2,007,842

--	--	--	49,066,904

ENERGY
Allete Inc., 7.80% due 2/15/2008	Baa2/BBB	575,000	658,618
Amerenenergy Generating Co., 7.75% due 11/1/2005	A3/A-	850,000	926,228
Ashland Inc., 7.83% due 8/15/2005	Baa2/BBB	1,150,000	1,234,004
BJ Services Co. Note Series B, 7.00% due 2/1/2006	Baa2/BBB+	75,000	80,038
Commonwealth Edison Co., 4.74% due 8/15/2010	A3/A-	975,000	1,028,288
El Paso Corp., 7.00% due 5/15/2011	Caa1/CCC+	700,000	600,250
Enterprise Products Participating LP, 7.50% due 2/1/2011	Baa2/BBB-	250,000	291,118
EOG Resources Inc., 6.50% due 9/15/2004	Baa1/BBB+	350,000	357,954
EOG Resources Inc., 6.00% due 12/15/2008	Baa1/BBB+	450,000	502,810

22

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Kinder Morgan Energy Partners, 8.00% due 3/15/2005	Baa1/BBB+	1,250,000	$1,320,357
Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007	A3/BBB+	290,000	323,494
Murphy Oil Corp., 6.375% due 5/1/2012	Baa1/A-	750,000	847,523
Northern Border Pipeline Co., 6.25% due 5/1/2007	A3/A-	120,000	131,974
Occidental Petroleum Corp., 5.875% due 1/15/2007	Baa1/BBB+	800,000	873,855
Occidental Petroleum Corp., 7.375% due 11/15/2008	Baa1/BBB+	300,000	351,392
Occidental Petroleum Corp., 10.125% due 9/15/2009	Baa1/BBB+	315,000	410,837
Oneok Inc., 7.75% due 3/1/2005 (Insured: MBIA)	Aaa/AAA	250,000	265,406
Panenergy Corp., 7.00% due 10/15/2006	Baa3/BBB-	1,100,000	1,193,842
Phillips Petroleum Co., 8.75% due 5/25/2010	A3/A-	250,000	317,954
Phillips Petroleum Co., 9.375% due 2/15/2011	A3/A-	900,000	1,143,212
Questar Pipeline Co., 6.05% due 12/1/2008	A2/A+	425,000	467,392
Rio Tinto Finance, 5.75% due 7/3/2006	Aa3/A+	925,000	999,584
Smith International Inc. Senior Note, 7.00% due 9/15/2007	Baa1/BBB+	600,000	682,135
Sonat Inc., 7.625% due 7/15/2011	Caa1/CCC+	500,000	433,750
Texas Eastern Transmission Corp. Senior Note, 5.25% due 7/15/2007	Baa2/BBB	525,000	562,081
Transocean SedCo. Forex Inc., 6.75% due 4/15/2005	Baa2/A-	190,000	198,808
Transocean SedCo. Forex Inc., 6.95% due 4/15/2008	Baa2/A-	515,000	587,382
Transocean SedCo. Forex Inc., 6.625% due 4/15/2011	Baa2/A-	85,000	97,189
Union Oil Co. California, 7.90% due 4/18/2008	Baa2/BBB+	200,000	229,818

--	--	--	17,117,293

FOOD BEVERAGE & TOBACCO
Anheuser Busch Co. Inc., 5.625% due 10/1/2010	A1/A+	1,150,000	1,273,802
Anheuser Busch Co. Inc., 4.375% due 1/15/2013	A1/A+	2,000,000	2,012,212
Coca Cola Co., 4.00% due 6/1/2005	Aa3/A+	515,000	529,347
Coca Cola Co., 5.75% due 3/15/2011	Aa3/A+	200,000	223,247
Conagra Inc., 7.50% due 9/15/2005	Baa1/BBB+	325,000	350,704
Conagra Inc., 7.875% due 9/15/2010	Baa1/BBB+	150,000	182,217
Diageo Capital PLC, 3.375% due 3/20/2008	A2/A	4,000,000	4,060,384
Diageo Finance BV, 3.00% due 12/15/2006	A2/A	925,000	941,845
Diageo Finance Bv, 3.875% due 4/1/2011	A2/A	2,500,000	2,488,580
General Mills, 5.50% due 1/12/2009	Baa2/BBB+	300,000	327,746
Kellogg Co., 4.875% due 10/15/2005	Baa2/BBB	186,000	194,926
Sara Lee Corp. Medium Term Note, 6.00% due 1/15/2008	A3/A+	900,000	995,679
Sysco International Co., 6.10% due 6/1/2012	A1/A+	1,000,000	1,132,821

--	--	--	14,713,510

HEALTHCARE EQUIPMENT & SERVICES
Baxter International Inc., 5.25% due 5/1/2007	A3/A-	500,000	537,571
Boston Scientific Corp., 6.625% due 3/15/2005	Baa1/A-	250,000	261,571

--	--	--	799,142

HOUSEHOLD & PERSONAL PRODUCTS
Gillette Co., 4.00% due 6/30/2005	Aa3/AA-	2,000,000	2,060,846
Gillette Co., 2.875% due 3/15/2008	Aa3/AA-	2,000,000	1,999,930
Nike Inc., 5.50% due 8/15/2006	A2/A	900,000	967,583
Procter & Gamble Co., 4.75% due 6/15/2007	Aa3/AA-	350,000	375,194
Procter & Gamble Co., 4.30% due 8/15/2008	Aa3/AA-	2,000,000	2,113,552

--	--	--	7,517,105

23

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
HOTELS RESTAURANTS & LEISURE
Hyatt Equities LLC, 9.25% due 5/15/2005	Baa3/BBB	225,000	$238,057
Wendy's International Inc., 6.35% due 12/15/2005	Baa1/BBB+	500,000	536,562

--	--	--	774,619

INSURANCE
AIG Sunamerica Global Financing, 5.10% due 1/17/2007	Aaa/AAA	800,000	856,919
Allstate Corp., 5.375% due 12/1/2006	A1/A+	900,000	975,301
AON Corp., 6.90% due 7/1/2004	Baa2/A-	200,000	202,538
Equitable Iowa Cos., 8.50% due 2/15/2005	A1/A+	170,000	177,944
Hartford Life Inc., 7.10% due 6/15/2007	A3/A-	300,000	340,064
Liberty Mutual Group Inc. Guaranteed Senior Notes, 5.75% due 3/15/2014	Baa3/BBB	1,000,000	996,658
Liberty Mutual Insurance Co., 8.20% due 5/4/2007	Baa2/BBB+	1,000,000	1,155,268
Lincoln National Corp., 4.75% due 2/15/2014	A3/A-	1,000,000	1,010,486
Manufacturers Life Insurance Co., 7.875% due 4/15/2005	A1/AA-	855,000	900,913
Marsh & Mclennan Cos. Inc., 4.85% due 2/15/2013	A2/AA-	550,000	561,490
Metlife Inc., 5.25% due 12/1/2006	A2/A	450,000	482,574
Old Republic International Corp., 7.00% due 6/15/2007	Aa3/A+	1,800,000	2,043,164
Pacific Life Global Funding CPI Floating Rate, 4.106% due 2/6/2016	Aa3/AA	8,000,000	8,090,160
Principal Financial Group Australia, 8.20% due 8/15/2009	A3/A	700,000	846,238
Principal Life Global Funding, 4.40% due 10/1/2010	Aa3/AA	4,000,000	4,120,300
Unitedhealth Group Inc., 3.30% due 1/30/2008	A3/A	1,300,000	1,321,268
Unumprovident Corp., 7.625% due 3/1/2011	Baa3/BBB-	2,450,000	2,569,437
USF&G Corp., 7.125% due 6/1/2005	A3/BBB+	900,000	950,878

--	--	--	27,601,600

MATERIALS
Chevron Phillips Chemical, 5.375% due 6/15/2007	Baa1/BBB+	75,000	81,490
Chevron Phillips Chemical, 7.00% due 3/15/2011	Baa1/BBB+	500,000	575,834
Chevrontexaco Capital Co., 3.50% due 9/17/2007	Aa2/AA	1,400,000	1,445,875
Dow Chemical Co., 5.75% due 12/15/2008	A3/A-	350,000	384,594
E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006	Aa3/AA-	200,000	229,073
E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012	Aa3/AA-	1,000,000	1,043,030
E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013	Aa3/AA-	325,000	323,020
Hoechst Celanese Corp., 7.125% due 3/15/2009	Baa2/A+	200,000	218,989
Lafarge Corp., 6.375% due 7/15/2005	Baa1/BBB	75,000	78,925
Lubrizol Corp. Senior Note, 5.875% due 12/1/2008	A2/A+	635,000	707,901
Minnesota Mining & Manufacturing Co., 4.15% due 6/30/2005	Aa1/AA	2,000,000	2,066,530

--	--	--	7,155,261

MEDIA
AOL Time Warner Inc., 6.75% due 4/15/2011	Baa1/BBB+	750,000	850,263
E W Scripps Co. Ohio, 5.75% due 7/15/2012	A2/A	80,000	87,477
New York Times Co., 4.625% due 6/25/2007	A1/A+	300,000	320,668
Scholastic Corp., 5.75% due 1/15/2007	Baa2/BBB	255,000	275,475
Thomson Corp., 4.25% due 8/15/2009	A3/A-	2,900,000	3,015,304
Time Warner Inc., 8.05% due 1/15/2016	Baa1/BBB+	200,000	245,150
Tribune Co., 6.875% due 11/1/2006	A3/NR	125,000	138,787

--	--	--	4,933,124

24

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
PHARMACEUTICALS & BIOTECHNOLOGY
Abbott Labs, 6.40% due 12/1/2006	A1/AA	1,000,000	$1,111,349
Abbott Labs, 3.75% due 3/15/2011	A1/AA	500,000	497,044
Bristol Myers Squibb Co., 4.75% due 10/1/2006	A1/AA-	500,000	529,455
Eli Lilly & Co., 5.50% due 7/15/2006	Aa3/AA	1,850,000	1,996,437
Glaxosmithkline Capital Inc. Guaranteed Notes, 4.375% due 4/15/2014	Aa2/AA	1,250,000	1,240,475
Pfizer Inc., 3.30% due 3/2/2009	Aaa/AAA	1,825,000	1,848,947
Pfizer Inc., 4.50% due 2/15/2014	Aaa/AAA	2,000,000	2,028,518
Pharmacia Corp., 5.75% due 12/1/2005	A1/AAA	2,000,000	2,132,930
Tiers Inflation Linked Trust Series Wye 2004 21 Trust Certificate, 4.00% due 2/1/2014	Baa1/A	5,000,000	5,000,000

--	--	--	16,385,155

REAL ESTATE MANAGEMENT & DEVELOPMENT
Prime Property Funding II Inc., 7.00% due 8/15/2004	A2/A	715,000	728,968

RETAILING
Costco Wholesale Corp., 5.50% due 3/15/2007	A2/A	500,000	543,777
Dayton Hudson Corp., 9.625% due 2/1/2008	A2/A+	100,000	122,309
Dillard's Inc., 7.375% due 6/1/2006	B2/BB	150,000	155,625
Target Corp., 3.375% due 3/1/2008	A2/A+	1,000,000	1,020,328
Target Corp., 5.875% due 3/1/2012	A2/A+	800,000	888,288
Wal Mart Stores Inc., 4.125% due 2/15/2011	Aa2/AA	3,735,000	3,792,474
Wal-Mart Stores Inc., 6.875% due 8/10/2009	Aa2/AA	900,000	1,056,221
Wal-Mart Stores Inc., 8.57% due 1/2/2010	Aa2/AA	452,476	525,017
Wal-Mart Stores Inc., 1992-A1 Pass Through Certificate, 7.49% due 6/21/2007	Aa2/AA	290,449	315,878

--	--	--	8,419,917

SOFTWARE & SERVICES
Electronic Data Systems Corp., 6.85% due 10/15/2004	Baa3/BBB	250,000	255,791
Electronic Data Systems Corp., 7.125% due 10/15/2009	Baa3/BBB	2,500,000	2,669,155
Electronic Data Systems Corp., 6.00% due 8/1/2013	Baa3/BBB	1,000,000	970,156

TECHNOLOGY - HARDWARE & EQUIPMENT
Computer Sciences Corp., 7.50% due 8/8/2005	A3/A	158,000	169,632
Computer Sciences Corp., 6.75% due 6/15/2006	A3/A	350,000	383,601
Computer Sciences Corp., 3.50% due 4/15/2008	A3/A	2,000,000	2,023,246
Computer Sciences Corp., 6.25% due 3/15/2009	A3/A	300,000	340,064
Computer Sciences Corp., 7.375% due 6/15/2011	A3/A	1,317,000	1,575,902
First Data Corp., 6.375% due 12/15/2007	A1/A+	110,000	124,238
First Data Corp., 5.625% due 11/1/2011	A1/A+	900,000	991,610
International Business Machines, 4.875% due 10/1/2006	A1/A+	500,000	534,216
International Business Machines, 2.375% due 11/1/2006	A1/A+	2,825,000	2,850,569
International Business Machines, 4.25% due 9/15/2009	A1/A+	1,000,000	1,047,235
Jabil Circuit Inc., 5.875% due 7/15/2010	Baa3/BB+	500,000	536,407
Oracle Corp., 6.91% due 2/15/2007	A3/A-	1,200,000	1,341,281

--	--	--	11,918,001

TELECOMMUNICATION SERVICES
Cingular Wireless, 5.625% due 12/15/2006	A3/A+	900,000	971,510
TCI Communications Inc., 8.00% due 8/1/2005	Baa3/BBB	50,000	53,891
Verizon Wireless Capital LLC, 5.375% due 12/15/2006	A3/A+	1,500,000	1,615,625

--	--	--	2,641,026

25

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
TRANSPORTATION
Continental Airlines Pass Through Certificate Series 1997 4 Class-4A, 6.90% due 1/2/2018	Baa3/A-	208,215	$207,620
CSX Corp., 7.45% due 5/1/2007	Baa2/BBB	225,000	256,695
Delta Air Lines Inc. EETC Series 2001-1 Class-A, 6.619% due 3/18/2011	Baa3/BBB-	342,026	338,090
Northwest Airlines 1999-2 Class-A, 7.575% due 3/1/2019	Baa2/A+	129,899	134,604
Southwest Airlines Co., 5.10% due 5/1/2006	Aa2/AA+	444,139	462,744
Southwest Airlines Co., 7.875% due 9/1/2007	Baa1/A	1,012,000	1,167,552

--	--	--	2,567,305

UTILITIES
Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	175,000	200,209
Duke Capital Corp. Senior Note, 7.25% due 10/1/2004	Baa3/BBB-	1,245,000	1,277,970
Entergy Mississippi Inc., 6.45% due 4/1/2008 (Insured: AMBAC)	Aaa/AAA	200,000	203,180
Gulf Power Co., 4.35% due 7/15/2013	A2/A	925,000	913,204
Madison Gas & Electric Co., 6.02% due 9/15/2008	Aa3/AA-	950,000	1,047,603
Minnesota Power & Light Co., 7.00% due 2/15/2007	Baa1/A	900,000	1,006,459
Northern States Power Co., 4.75% due 8/1/2010	A3/BBB+	2,825,000	2,982,875
Pacificorp, 6.75% due 4/1/2005	A3/A	250,000	262,047
Pennsylvania Power & Light Co., 6.55% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	210,000	226,828
PSI Energy Inc., 6.65% due 6/15/2006	A3/A-	245,000	268,504
PSI Energy Inc., 7.85% due 10/15/2007	Baa1/BBB	500,000	583,642
Public Service Co. Colorado, 4.875% due 3/1/2013	Baa1/BBB+	1,000,000	1,031,311
Public Service Electric & Gas Co., 6.75% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	275,000	300,153
Southern California Gas Co., 4.375% due 1/15/2011	A1/A+	225,000	233,364
Texas Municipal Gas Corp., 2.60% due 7/1/2007	Aaa/AAA	4,430,000	4,478,597
Wisconsin Electric Power Co., 7.25% due 8/1/2004	Aa3/A-	80,000	81,538
Wisconsin Energy Corp., 5.50% due 12/1/2008	A3/BBB+	350,000	380,897
Wisconsin Public Service Corp., 6.125% due 8/1/2011	Aa2/AA-	1,150,000	1,302,877

--	--	--	16,781,258

MISCELLANEOUS
Stanford University, 5.85% due 3/15/2009	Aaa/NA	500,000	556,731

YANKEE
Kreditanstalt Fur Wiederaufbau, 3.25% due 3/30/2009	Aaa/AAA	2,475,000	2,508,054
National Westminster Bank, 7.375% due 10/1/2009	Aa2/AA-	715,000	856,155
Nova Scotia Province Canada, 5.75% due 2/27/2012	A3/A-	500,000	559,824
Ontario Province Canada, 3.282% due 3/28/2008	Aa2/AA	335,000	340,269
Ontario Province Canada, 3.125% due 5/2/2008	Aa2/AA	5,000,000	5,068,270

--	--	--	9,332,572

Total Corporate Bonds (Cost $233,419,232)	--	--	243,512,223

TAXABLE MUNICIPAL BONDS - 16.30%
Allentown Pennsylvania Taxable Refunding, 4.21% due 10/1/2012	Aaa/AAA	2,215,000	2,204,058
American Campus Properties Student Housing, 7.38% due 9/1/2012 (Insured: MBIA)	Aaa/AAA	4,250,000	5,019,335
American Fork City Utah Sales, 2.40% due 3/1/2005 (Insured: FSA)	Aaa/AAA	150,000	151,201
American Fork City Utah Sales, 4.89% due 3/1/2012 (Insured: FSA)	Aaa/AAA	300,000	312,579
American Fork City Utah Sales, 5.07% due 3/1/2013 (Insured: FSA)	Aaa/AAA	120,000	125,423
Arkansas Electric Coop Corp., 7.33% due 6/30/2008	A2/AA-	169,000	183,592
26

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Arkansas State Taxable Water Waste Disposal Series A, 5.50% due 7/1/2005	Aa2/AA	300,000	$314,709
Ashaubenon Wisconsin, 3.00% due 6/1/2008	Aa2/NR	1,000,000	996,290
Aurora Indiana School Building Corp. Taxable Refunding 1st Mortgage, 2.50% due 8/10/2004	NR/AA-	235,000	235,743
Baton Rouge Louisiana Taxable Series B, 2.60% due 1/15/2005 (Insured: AMBAC)	Aaa/AAA	860,000	868,136
Bessemer Alabama Water Revenue Taxable Warrants Series B, 7.375% due 7/1/2008 (Insured: FSA)	Aaa/AAA	1,115,000	1,213,900
Brockton MA Taxable Economic Development Series A, 6.45% due 5/1/2017 (Insured: FGIC)	Aaa/AAA	150,000	170,256
Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007 (Insured: FSA)	Aaa/AAA	370,000	398,842
Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008 (Insured: FSA)	Aaa/AAA	310,000	339,205
Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20% due 9/1/2006 (Insured: FGIC)	Aaa/AAA	200,000	214,756
Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013	NR/NR	2,125,000	2,178,720
Connecticut State Development Authority, 8.55% due 8/15/2005	NR/NR	1,025,000	1,069,946
Connecticut State Housing Finance Authority, 3.10% due 6/15/2032 put 12/1/2005 (Insured: AMBAC)	Aaa/AAA	1,870,000	1,900,444
Cook County Illinois Community College District 508, 6.90% due 5/1/2010 (Insured: AMBAC)	Aaa/AAA	600,000	660,882
Cook County Illinois School District 083, 4.625% due 12/1/2010 (Insured: FSA)	Aaa/NR	250,000	260,567
Cook County Illinois School District 083, 4.875% due 12/1/2011 (Insured: FSA)	Aaa/NR	150,000	156,680
Coos County Oregon, 3.04% due 6/1/2009 (Insured: FGIC)	Aaa/NR	465,000	458,918
Coos County Oregon, 3.47% due 6/1/2010 (Insured: FGIC)	Aaa/NR	635,000	629,475
Denver City & County Special Facilities Taxable Refunding & Improvement Series B, 7.15% due 1/1/2008	Aaa/AAA	900,000	1,035,279
(Insured: MBIA)
Duke University Revenue, 6.19% due 6/1/2004 (Duke University Hospital Project A)	Aa3/NR	500,000	504,100
Elkhart Indiana Redevelopment District Revenue, 4.80% due 6/15/2011	NR/NR	240,000	238,843
Elkhart Indiana Redevelopment District Revenue, 4.80% due 12/15/2011	NR/NR	245,000	242,744
Elkhart Indiana Redevelopment District Revenue, 5.05% due 12/15/2012	NR/NR	515,000	509,428
Elkhart Indiana Redevelopment District Revenue, 5.25% due 12/15/2013	NR/NR	540,000	529,270
Green Bay Wisconsin Series B, 4.875% due 4/1/2011 (Insured: MBIA)	Aaa/NR	365,000	383,151
Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)	Aaa/NR	305,000	315,388
Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)	Aaa/NR	245,000	252,576
Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)	Aaa/NR	315,000	323,294
Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due 7/1/2004	A2/NR	845,000	859,221
Illinois Housing Development Authority Taxable Multi Family Program, 7.85% due 3/1/2005	A1/A+	30,000	31,167
Indiana Bond Bank Taxable School Severance, 2.54% due 7/15/2004 (Insured: FGIC)	Aaa/AAA	440,000	441,650
Indiana Bond Bank Taxable School Severance, 2.74% due 1/15/2005 (Insured: FGIC)	Aaa/AAA	450,000	454,748
Jefferson County Texas Navigation Taxable Refunding, 5.50% due 5/1/2010 (Insured: FSA)	Aaa/NR	500,000	534,465
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.00% due 1/1/2006 (Insured: Aaa/NR		200,000	204,182
FSA)
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.625% due 1/1/2007	Aaa/NR	300,000	310,689
(Insured: FSA)
Jersey City New Jersey Municipal Utilities Authority, 3.72% due 5/15/2009 (Insured: MBIA)	Aaa/AAA	575,000	583,430
Kendall Kane County Illinois School 308, 5.50% due 10/1/2011 (Insured: FGIC)	Aaa/NR	365,000	398,496
King County Washington General Obligation, 7.55% due 12/1/2005	Aa1/AA+	405,000	443,264
Los Angeles County California Metropolitan Transport, 4.56% due 7/1/2010	Aaa/AAA	2,775,000	2,900,624
Maryland State Economic Development Corp., 7.25% due 6/1/2008 (Maryland Tech. Development Center	NR/NR	440,000	483,556
Project)
McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	240,000	261,403
Mississippi State Taxable Business Series V, 7.125% due 9/1/2006	NR/AA	140,000	156,299
Montgomery County Maryland Revenue Authority, 5.00% due 2/15/2012	Aa2/AA+	100,000	104,594
New Jersey Health Care Facilities Financing, 10.75% due 7/1/2010 (escrowed to maturity)	NR/NR	435,000	555,334
New Jersey Health Care Facilities Financing, 7.70% due 7/1/2011 (Insured: Connie Lee)	NR/AAA	165,000	193,934
New Rochelle New York Industrial Development Agency, 7.15% due 10/1/2014	Aa3/A+	150,000	165,108
New York Environmental Facilities, 5.85% due 3/15/2011	NR/AA-	3,500,000	3,901,835
New York State Thruway Authority Service Contract, 2.59% due 3/15/2006	A3/AA-	1,000,000	1,011,200
New York State Urban Development Corp., 4.75% due 12/15/2011	NR/AA	1,400,000	1,469,524
Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)	Aaa/NR	845,000	878,082

27

SCHEDULE OF INVESTMENTS, CONTINUED Thornburg Limited Term Income Fund			March 31, 2004
Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)	Aaa/NR	1,225,000	$1,272,628
Niagara Falls New York Public Water, 4.30% due 7/15/2010 (Insured: MBIA)	Aaa/AAA	360,000	372,107
North Carolina Municipal Power Agency Taxable Series B, 3.26% due 1/1/2005	Baa1/BBB+	1,000,000	1,007,600
Northwest Open Access Network Washington Revenue, 6.18% due 12/1/2008 (Insured: AMBAC)	Aaa/AAA	1,600,000	1,799,184
Ohio State Petroleum Underground Storage, 6.75% due 8/15/2008 (Insured: MBIA)	Aaa/AAA	985,000	1,008,778
Oregon State Department Administrative Lottery Revenue Taxable B, 4.90% due 4/1/2005 (Insured: FSA)	Aaa/AAA	205,000	211,824
Passaic County New Jersey Multi Modal Taxable Refunding Series B, 6.23% due 9/1/2005 (Insured: FSA)	Aaa/AAA	250,000	266,130
Pima County Arizona Industrial Development Authority Series E, 9.05% due 7/1/2008	Baa3/NR	455,000	523,236
Providence Rhode Island, 5.59% due 1/15/2008	Aaa/AAA	340,000	374,517
Sam Rayburn Texas Municipal Power Agency, 5.05% due 10/1/2004	Baa2/BBB-	775,000	784,168
San Francisco California City & County Redevelopment Project Series B, 7.80% due 8/1/2004	A2/A	540,000	551,529
Short Pump Town Center Community Development, 6.26% due 2/1/2009	NR/NR	1,000,000	1,015,600
Sisters Providence Obligation Group Direct Obligation Notes Series 1997, 7.47% due 10/1/2007	A1/AA-	2,190,000	2,504,944
South Dakota State Building Authority Revenue, 7.00% due 9/1/2005 (escrowed to maturity)	Aaa/AAA	400,000	429,520
St. Louis Missouri Municipal Finance Corp. Firemans Retirement System, 6.35% due 8/1/2005 (Insured:	Aaa/AAA	2,240,000	2,318,400
MBIA)
Tennessee State Taxable Series B, 6.00% due 2/1/2013	Aa2/AA	500,000	549,190
Texas State Public Finance Authority Revenue, 3.125% due 6/15/2007	Aa2/AA	400,000	406,544
Texas Tech University Revenue, 6.00% due 8/15/2011 (Insured: MBIA)	Aaa/AAA	245,000	275,157
University Illinois Revenue, 6.35% due 4/1/2011 (Insured: FGIC)	Aaa/AAA	1,000,000	1,142,120
University of New Mexico Revenue, 3.90% due 6/1/2010 (Insured: AMBAC)	Aaa/AAA	90,000	91,338
University of New Mexico Revenue, 4.15% due 6/1/2011 (Insured: AMBAC)	Aaa/AAA	250,000	253,490
University of New Mexico Revenue, 4.375% due 6/1/2012 (Insured: AMBAC)	Aaa/AAA	180,000	182,274
University of New Mexico Revenue, 4.50% due 6/1/2013 (Insured: AMBAC)	Aaa/AAA	270,000	272,330
Victor New York Taxable-Tax Increment, 9.20% due 5/1/2014	NR/NR	1,000,000	1,076,840
Virginia Housing Development Authority Taxable Rental Housing Series I, 7.30% due 2/1/2008	Aa1/AA+	505,000	578,912
Washington Pennsylvania, 4.30% due 9/1/2005 (Insured: FGIC)	Aaa/AAA	285,000	295,308
West Valley City Utah Municipal Building Lease Refunding Taxable, 7.67% due 5/1/2006	Aa2/NR	1,500,000	1,656,750
Wisconsin State General Revenue, 4.80% due 5/1/2013	Aaa/AAA	200,000	206,536

Total Taxable Municipal Bonds (Cost $59,663,050)	--	--	62,167,489

FOREIGN SECURITIES - 1.10%
British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)	Aa2/AA-	2,000,000	1,548,571
Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)	Aaa/AAA	2,000,000	2,556,838

Total Foreign Securities (Cost $3,330,694)	--	--	4,105,409

SHORT TERM - 5.80%
American General Finance Corp., 1.07% due 4/2/2004	A1/P1	3,000,000	2,999,911
American General Finance Corp., 1.07% due 4/5/2004	A1/P1	4,000,000	3,999,524
International Business Machines, 0.95% due 4/1/2004	A1/P1	11,000,000	11,000,000
Nestle Capital Corp., 0.96% due 4/2/2004	A1/P1	4,000,000	3,999,894

Total Short Term (Cost $21,999,329)	--	--	21,999,329

TOTAL INVESTMENTS (100%) (Cost $367,358,479)	--	--	$382,172,551

Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar
†Credit ratings are unaudited
See notes to financial statements

28

Index Comparisons

March 31, 2004

GOVERNMENT FUND

The chart below compares performance of the Thornburg Limited Term U.S. Government Fund Class I shares to the Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index for the periods ended March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.5 years and 3.8 years, respectively. Class I shares became available on July 5, 1996. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term U.S.Government Fund Class I Total Returns, Since July 5, 1996, versus Lehman Brothers Intermediate Government Bond Index and Consumer Price Index (CPI)

Average Annual Total Returns(periods
ending 3/31/04)

I Shares
One Year:	3.27%
Five Years:	6.65%
From Inception (7/5/96):	6.74%

There is no up front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

For month end performance information, visit www.thornburg.com.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged market-weighted index generally representative of all public obligations of the U.S. Government, its agencies and instrumentalities having maturities of up to ten years.

The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

29

INCOME FUND

Index Comparisons

The chart below compares performance of the Thornburg Limited Term Income Fund Class I shares to the Lehman Brothers Intermediate Government/Credit Index and the Consumer Price Index for the periods ended March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.7 years and 4.4 years, respectively. Class I shares became available on July5, 1996. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Income Fund Class I Total Returns, Since Inception, versus Lehman Brothers Intermediate Government/Credit Index and Consumer Price Index (CPI)

Average Annual Total Returns(periods
ending 3/31/04)

I Shares
One Year:	5.19%
Five Years:	6.95%
From Inception (7/5/96):	7.08%

There is no up front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month end performance information, visit www.thornburg.com.

The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate government and investment grade corporate debt securities having maturities of up to ten years.

The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

30

Thornburg Limited Term U.S. Government Fund

I Shares

Outperformed U.S. Government Money Market Index

(Unaudited)

Investors sometimes ask us to compare the returns of the Thornburg Limited Term U.S. Government Fund to money market fund returns. These investments have certain differences, and investors in the Thornburg Limited Term U.S. Government Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class I Shares only. Class A, Class B, Class C and Class R-1 Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, and since inception for the Class I shares of the Fund.

*Prior to 7/5/96 the illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in “Lipper U.S. Government Money Market Index” for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.40 per share and the ending NAV of $13.26 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 1: Future performance of any of these investments may bear no relationship to prior performance.

Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term U.S. Government Fund invests in short-to-intermediate maturity U.S. Government and agency obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of LTUIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUIX also declares dividends daily and pays them monthly.

31

Thornburg Limited Term Income Fund

I shares

Outperformed Lipper Money Market Index

(Unaudited)

Investors sometimes ask us to compare the returns of the Thornburg Limited Term Income Fund to money market fund returns. These investments have certain differences, and investors in the Thornburg Limited Term Income Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class I Shares only. Class A, Class B, Class C and Class R-1 Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, and since inception for the Class I shares of the Fund.

*Prior to 7/5/96 the illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in “Lipper Money Market Index” for the months covered by this analysis. The return for Thornburg Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.07 per share and the ending NAV of $13.05 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 1: Future performance of any of these investments may bear no relationship to prior performance.

Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Income Fund invests in short-to-intermediate maturity fixed income obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of THIIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIIX also declares dividends daily and pays them monthly.

32

Investment Manager Thornburg
Investment Management, Inc.119
East Marcy Street Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg
Securities Corporation
119 East Marcy StreetSanta Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg New Mexico Intermediate Municipal Fund

Semi-Annual Report
March 31, 21004

Thornburg New Mexico Intermediate Municipal Fund

        ALL DATA AS OF 3/31/04.

FUND FACTS: Thornburg New Mexico Intermediate Municipal Fund
--	A Shares	D Shares
Annualized Distribution Rate (at NAV)	3.27%	2.94%
SEC Yield	2.08%	1.81%
NAV	$ 13.48	$ 13.49
Maximum Offering Price	$ 13.76	$ 13.49
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	2.04%	3.86%
Three Years	4.24%	4.66%
Five Years	4.09%	N/A
Ten Years	4.86%	N/A

Since Inception	5.52%	4.43%
Inception Date	6/18/1991	6/1/1999
Maximum sales charge of the Fund’s Class A Shares is 2.00%. There is no up front sales charge for Class D Shares and no contingent deferred sales charge.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

1

Letter to shareholders

Thornburg New Mexico Intermediate Municipal Fund

April 15, 2004

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for your Thornburg New Mexico Intermediate Fund. The net asset value of the A shares increased by 2 cents to $13.48 during the six-month period ending March 31, 2004. If you were with us for the entire period, you received dividends of 22.8 cents per share. If you reinvested dividends, you received 23.0 cents per share. Investors who owned D shares received dividends of 20.7 and 20.9 cents per share respectively.

Interest rates on intermediate municipal bonds fell slightly over the six-month period ending March 31, 2004. For example, the interest rate on a ten-year AAA rated municipal bond dropped from 3.67% to 3.49% from the end of September to the end of March. Lower interest rates helped the fund’s net asset value appreciate somewhat to produce a total return of 1.86% over the six-month period. The Merrill Lynch 7-12 Year Municipal Bond Index had a total return of 3.33% over the same time period. The index has a significantly longer duration than the fund (7.3 versus 4.1 years), causing it to perform better than the fund in falling interest rate environments such as the 6 months ending March 31, 2004.

Municipal bond yields reached a low point on March 9th and have been trending upwards since then. For example, the yield on a high quality 7-year municipal bond is up 0.58% to 3.25% as of April 13, 2004. Yields are up because economic growth has finally led to employment growth. That point was made abundantly clear with the announcement of 308,000 new jobs on April 2nd. Whether interest rates will keep climbing depends largely upon what happens to inflation.

We believe that consumer price inflation has probably bottomed around the 1.2% level. Many commodity prices have doubled over the last year. Price pressures abound in metals, petroleum products, chemicals, paper, and even in soybeans! Transportation costs are going up rapidly. Unit labor costs have been subdued because of productivity gains, but past productivity gains may prove very hard to replicate. All these factors should lead to somewhat higher inflation over the next few years.

Higher inflation, coupled with rising bond issuance will likely give rise to higher interest rates on bonds. For now, a 1% Fed Funds target seems to be keeping a cap on how high bond yields can go, but the Federal Reserve will probably have to start moving to a less accommodative policy before the end of this year. If that happens, we would expect bond yields to rise above current trading ranges.

We have prepared for this environment by keeping the duration of your portfolio to the short end of its typical range. We have also generally favored bonds that we believe will be less price sensitive to interest rate changes. We have not deviated from our long-held strategy of laddering short and intermediate bonds because we believe that laddering is the most effective way to deal with changing interest rates in an uncertain world.

Your Thornburg New Mexico Intermediate Municipal Fund is a laddered portfolio of over 175 municipal obligations from all over New Mexico. Today, your fund’s weighted average maturity is 7.5 years. We always keep it below 10 years. We ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund’s price volatility.

2

Letter to shareholders, Continued

Thornburg New Mexico Intermediate Municipal Fund

Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The chart at right portrays the percentages of your fund’s bond portfolio maturing in each of the coming years.

New Mexico’s diverse mix of revenues, including gross receipts, severance, income taxes, and investment income has enabled the state to maintain a strong credit profile throughout a national downturn. The state is expecting robust revenue growth in 2004 and maintains a healthy reserve balance projected to be over $300 million by June 30, 2004. Currently, 94% of the portfolio is rated A or above and 47% is rated AAA by Moody’s or Standard and Poor’s.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg New Mexico Intermediate Fund.

Sincerely,

George Strickland
Portfolio Manager

% of portfolio maturing within	Cumulative% maturing by end of
2 years = 14%	Year 2 = 14%
2 to 4 years = 14%	Year 4 = 28%
4 to 6 years = 10%	Year 6 = 38%
6 to 8 years = 16%	Year 8 = 54%
8 to 10 years = 12%	Year 10 = 66%
10 to 12 years = 8%	Year 12 = 74%
12 to 14 years = 12%	Year 14 = 86%
14 to 16 years = 4%	Year 16 = 90%
16 to 18 years = 5%	Year 18 = 95%
Over 18 years = 5%	Over 18 years = 100%

Percentages can and do vary. Data as of 3/31/04.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

3

Statement of assets and liabilities
Thornburg New Mexico Intermediate Municipal Fund	March 31, 2004
ASSETS	(Unaudited)
Investments at value (cost $224,307,322)	$235,195,696
Cash	54,054
Receivable for investments sold	332,115
Receivable for fund shares sold	97,487
Interest receivable	3,007,422
Prepaid expenses and other assets	2,676

Total Assets	238,689,450

LIABILITIES
Payable for securities purchased	2,484,437
Payable for fund shares redeemed	186,890
Accounts payable and accrued expenses	88,043
Payable to investment advisor (Note 3)	118,679
Dividends payable	629,135

Total Liabilities	3,507,184

NET ASSETS	$235,182,266

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$10,888,374
Accumulated net realized gain (loss)	(1,655,445)
Net capital paid in on shares of beneficial interest	225,949,337

$235,182,266

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($220,309,283 applicable to 16,344,713 shares of beneficial
interest outstanding - Note 4)	$13.48
Maximum sales charge, 2.00% of offering price	0.28

Maximum Offering Price Per Share	$13.76

Class D Shares:
Net asset value, offering and redemption price per share
($14,872,983 applicable to 1,102,871 shares of beneficial
interest outstanding - Note 4)	$13.49

See notes to financial statements

4

Statement of operations
Thornburg New Mexico Intermediate Municipal Fund	March 31, 2004
INVESTMENT INCOME:	(Unaudited)
Interest income (net of premium amortized of $772,092)	$5,011,524

EXPENSES:
Investment advisory fees (Note 3)	574,249
Administration fees (Note 3)
Class A Shares	135,942
Class D Shares	9,038
Distribution and service fees (Note 3)
Class A Shares	212,873
Class D Shares	74,339
Transfer agent fees
Class A Shares	38,165
Class D Shares	8,574
Registration and filing fees
Class A Shares	260
Class D Shares	260
Custodian fees (Note 3)	56,476
Professional fees	13,255
Accounting fees	9,605
Trustee fees	2,952
Other expenses	13,335
Total Expenses	1,149,323

Less:
Expenses reimbursed by investment advisor (Note 3)	(7,137)
Distribution and service fees waived (Note 3)	(37,170)
Fees paid indirectly (Note 3)	(646)

Net Expenses	1,104,370

Net Investment Income	3,907,154

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	3,563
Increase (Decrease) in unrealized appreciation of investments	297,497

Net Realized and Unrealized
Gain (Loss) on Investments	301,060

Net Increase (Decrease) in Net Assets Resulting
From Operations	$4,208,214

See notes to financial statements

5

Statements of changes in net assets
Thornburg New Mexico Intermediate Municipal Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$3,907,154	$7,940,266
Net realized gain (loss) on investments	3,563	35,461
Increase (Decrease) in unrealized appreciation of investments	297,497	519,875

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,208,214	8,495,602
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(3,684,920)	(7,548,644)
Class D Shares	(222,234)	(391,622)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	3,256,149	23,500,283
Class D Shares	200,895	4,900,950

Net Increase (Decrease) in Net Assets	3,758,104	28,956,569
NET ASSETS:
Beginning of period	231,424,162	202,467,593

End of period	$235,182,266	$231,424,162

See notes to financial statements.

6

Notes to financial statements

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2004

NOTE 1 – ORGANIZATION Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service

Thornburg New Mexico Intermediate Municipal Fund

values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund’s net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums

7

Notes to financial statements, Continued

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2004

and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of shares outstanding (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $7,137 for Class D shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of Fund shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $0 from the sale of Class A shares.

Pursuant to a service plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Fund’s Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the period ended March 31, 2004, are set forth in the statement of operations. Distribution fees in the amount of $37,170 were waived for Class D shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended March 31, 2004, the fees paid indirectly were $646.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

8

Notes to financial statements, Continued

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	2,023,602	$27,205,028	5,821,374	$77,915,699
Shares issued to shareholders in	137,540	1,849,088	347,915	4,650,412
reinvestment of dividends
Shares repurchased	(1,920,703)	(25,797,967)	(4,424,642)	(59,065,828)

Net Increase (Decrease)	240,439	$3,256,149	1,744,647	$23,500,283

Class D Shares
Shares sold	253,367	$3,414,409	766,729	$10,266,219
Shares issued to shareholders in	10,926	146,994	23,004	307,781
reinvestment of dividends
Shares repurchased	(249,902)	(3,360,508)	(424,944)	(5,673,050)

Net Increase (Decrease)	14,391	$200,895	364,789	$4,900,950

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $9,473,157 and $6,917,920, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$224,308,835

Gross unrealized appreciation on a tax basis	$10,948,583
Gross unrealized depreciation on a tax basis	(61,722)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$10,886,861

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:

2004	$554,899
2006	7,178
2007	33,677
2008	595,638
2009	320,666
2011	145,437

--	$1,657,495

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

9

Financial highlights
Thornburg New Mexico Intermediate Municipal Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.46	$ 13.42	$ 13.16	$ 12.85	$ 12.92	$ 13.45

Income from investment operations:
Net investment income	0.23	0.48	0.53	0.59	0.62	0.61
Net realized and unrealized
gain (loss) on investments	0.02	0.04	0.26	0.31	(0.07)	(0.53)

Total from investment operations	0.25	0.52	0.79	0.90	0.55	0.08
Less dividends from:
Net investment income	(0.23)	(0.48)	(0.53)	(0.59)	(0.62)	(0.61)

Change in net asset value	0.02	0.04	0.26	0.31	(0.07)	(0.53)
Net asset value, end of period	$ 13.48	$ 13.46	$ 13.42	$ 13.16	$ 12.85	$ 12.92

Total return (a)	1.86%	3.93%	6.16%	7.12%	4.36%	0.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.39%(b)	3.55%	4.01%	4.49%	4.81%	4.57%
Expenses, after expense reductions	0.93%(b)	0.97%	0.98%	1.01%	0.99%	0.99%
Expenses, after expense reductions
and net of custody credits	0.93%(b)	0.97%	0.98%	--	--	--
Expenses, before expense reductions	0.94%(b)	0.97%	1.00%	1.01%	1.03%	1.01%
Portfolio turnover rate	3.06%	16.53%	21.35%	18.77%	30.23%	15.93%
Net assets at end of period (000)	$ 220,309	$ 216,766	$ 192,749	$ 158,645	$ 147,279	$ 155,540

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

10

Financial Highlights, Continued
Thornburg New Mexico Intermediate Municipal Fund
	Six Months Ended		Year Ended September 30,			Period Ended
	March 31, 2004	2003	2002	2001	2000	September 30, 1999(c)
Class D Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.47	$ 13.43	$ 13.16	$ 12.85	$ 12.93	$ 13.20

Income from investment operations:
Net investment income	0.21	0.44	0.49	0.55	0.58	0.19
Net realized and unrealized
gain (loss) on investments	0.02	0.04	0.27	0.31	(0.08)	(0.27)

Total from investment operations	0.23	0.48	0.76	0.86	0.50	(0.08)
Less dividends from:
Net investment income	(0.21)	(0.44)	(0.49)	(0.55)	(0.58)	(0.19)

Change in net asset value	0.02	0.04	0.27	0.31	(0.08)	(0.27)
Net asset value, end of period	$ 13.49	$ 13.47	$ 13.43	$ 13.16	$ 12.85	$ 12.93

Total return (a)	1.70%	3.63%	5.94%	6.84%	4.00%	(0.61)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.07%(b)	3.24%	3.64%	4.23%	4.55%	4.20%(b)
Expenses, after expense reductions	1.24%(b)	1.25%	1.25%	1.27%	1.25%	1.27%(b)
Expenses, after expense reductions
and net of custody credits	1.24%(b)	1.25%	1.25%	--	--	--
Expenses, before expense reductions	1.86%(b)	1.88%	2.00%	2.40%	2.73%	3.70%(b)
Portfolio turnover rate	3.06%	16.53%	21.35%	18.77%	30.23%	15.93%
Net assets at end of period (000)	$ 14,873	$ 14,658	$ 9,719	$ 2,831	$ 2,151	$ 1,122

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Sale of Class D shares commenced on June 1, 1999

11

Schedule of investments
Thornburg New Mexico Intermediate Municipal Fund			March 31,2004
CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624 NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX
Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)	NR/AA	3,000,000	$3,161,070
Albuquerque Airport Revenue, 5.00% due 7/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000	1,086,340
Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.00% due 7/1/2014 put 4/8/2004	VMIG1/A-2	4,800,000	4,800,000
(Insured: AMBAC) (weekly demand notes)
Albuquerque Collateralized Mortgage Municipal Class B-2, 0% due 5/15/2011 (Insured: FGIC)	Aaa/AAA	258,000	146,916
Albuquerque General Purpose Series A, 5.00% due 7/1/2005	Aa3/AA	2,835,000	2,970,031
Albuquerque Gross Receipts Series B, 0% due 7/1/2005 (ETM)*	Aaa/AAA	840,000	827,123
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 pre-refunded 7/1/2011	Aaa/AAA	820,000	613,524
Albuquerque Gross Receipts Tax Revenue, 6.20% due 7/1/2005	A1/AA	50,000	50,616
Albuquerque Gross Receipts Unrefunded Balance Series B, 0% due 7/1/2005 (Insured: FSA)	Aaa/AAA	1,195,000	1,176,382
Albuquerque Gross Receipts Unrefunded Balance Series B, 0% due 7/1/2012 (Insured: FSA)	Aaa/AAA	1,180,000	867,288
Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007 (Insured: MBIA)	Aaa/AAA	3,735,000	3,792,482
Albuquerque Industrial Revenue Refunding, 5.15% due 4/1/2016 (MCT Industries Inc. Project; LOC:	Aa3/NR	1,170,000	1,231,343
Bank of the West)
Albuquerque Industrial Revenue Refunding, 5.10% due 4/1/2017 (MCT Industries Inc. Project; LOC:	Aa3/NR	2,140,000	2,257,700
Bank of the West)
Albuquerque Joint Water & Sewage Revenue Series A, 0% due 7/1/2008 (Insured: FGIC)	Aaa/AAA	1,600,000	1,434,240
Albuquerque Joint Water & Sewage Systems Refunding Series A, 4.50% due 7/1/2004	Aa3/AA	1,685,000	1,699,356
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2005	Aa3/AA	1,000,000	1,059,480
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2006	Aa3/AA	1,000,000	1,098,230
Albuquerque Joint Water & Sewage Systems Revenue Refunding & Improvement Series A, 5.25% due	Aa3/AA	1,135,000	1,299,439
7/1/2011
Albuquerque Municipal School District 12 Refunding, 5.00% due 8/1/2009	Aa2/AA	2,240,000	2,517,559
Albuquerque Municipal School District 12 Refunding, 5.10% due 8/1/2014	Aa2/AA	760,000	838,120
Albuquerque Municipal School District 12 Refunding, 5.00% due 8/1/2015	Aa2/AA	1,175,000	1,280,045
Albuquerque New Mexico Airport Revenue Senior Lien Improvement Series B, 5.00% due 7/1/2012	Aaa/AAA	1,670,000	1,807,608
(Insured: MBIA)
Albuquerque New Mexico Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2006	Aa3/AA	100,000	103,957
Albuquerque New Mexico Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008	Aa3/AA	100,000	103,957
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B, 5.00% due 7/1/2010 (Insured: FSA)	Aaa/AAA	415,000	466,746
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B, 5.00% due 7/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000	1,126,620
Albuquerque Series B, 5.00% due 7/1/2006	Aa3/AA	2,200,000	2,369,686
Albuquerque Special Assessment District Series A, 6.45% due 1/1/2015 (Cottonwood Mall Project; LOC:	NR/AA-	175,000	176,087
Bank of America)
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011	NR/NR	585,000	611,331
Bernalillo County General Obligation, 7.00% due 2/1/2006	Aa1/AA+	400,000	439,572
Bernalillo County General Obligation, 7.00% due 2/1/2007	Aa1/AA+	410,000	467,765
Bernalillo County Gross Receipts, 5.10% due 10/1/2010	Aa3/AA	525,000	585,590
Bernalillo County Gross Receipts Series B, 5.00% due 4/1/2021 (Insured: MBIA)	Aaa/AAA	3,000,000	3,324,330
Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011	Aa3/AA	495,000	562,959
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012	Aa3/AA	1,000,000	1,144,710
Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015	Aa3/AA	2,000,000	2,275,320
Bernalillo County Multi Family Housing Revenue Series 1988, 4.60% due 11/1/2025 put 11/1/2006	NR/AA	2,300,000	2,327,968
(Sunchase Apartments Project; Insured: AXA Reinsurance Co.)
Bernalillo County Multi Family Housing Revenue Series 1994-A, 6.50% due 10/1/2019 put 10/1/2005	NR/AA	4,500,000	4,612,365
(Village Apartments Project; Insured: AXA Reinsurance Co.)
Chaves County Gross Receipts Tax Revenue, 5.00% due 7/1/2017 (Insured: FGIC)	Aaa/NR	1,000,000	1,075,320
Chaves County Gross Receipts Tax Revenue, 5.05% due 7/1/2019 (Insured: FGIC)	Aaa/NR	1,030,000	1,097,825
Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008 (Insured: AMBAC)	Aaa/AAA	495,000	570,458
Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010 (Insured: AMBAC)	Aaa/AAA	555,000	657,419
Eastern New Mexico University Revenues Refunding & Improvement, 4.95% due 4/1/2006 (Insured: AMBAC)	Aaa/AAA	500,000	501,420
Farmington Municipal School District 5 Refunding, 5.00% due 9/1/2011 (Insured: FSA)	Aaa/NR	1,000,000	1,098,890
Farmington New Mexico Hospital Revenue Series A, 5.125% due 6/1/2018 (San Juan Regional Med Center	A3/NR	570,000	599,725
Project)
Farmington New Mexico Hospital Revenue Series A, 5.125% due 6/1/2019 (San Juan Regional Med Center	A3/NR	645,000	673,277
Project)
Farmington Pollution Control Revenue, 5.875% due 6/1/2023 (Insured: MBIA)	Aaa/AAA	1,710,000	1,749,415
Farmington Utility Systems Revenue Refunding Series A, 5.00% due 5/15/2011 (Insured: FSA)	Aaa/AAA	3,000,000	3,380,670
Farmington Utility Systems Revenue Refunding Series A, 5.00% due 5/15/2012 (Insured: FSA)	Aaa/AAA	6,095,000	6,769,290
Gallup Mc Kinley County, 4.60% due 8/1/2007 (Insured: MBIA)	Aaa/NR	100,000	103,881
Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017 (Plains Electric Generation	Aaa/AAA	7,975,000	8,089,282
Project; Insured: MBIA)
Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due 8/15/2006 (Insured: MBIA)	Aaa/AAA	1,500,000	1,520,790
Grant County Hospital Facility Revenue, 5.50% due 8/1/2009 (Gila Regional Medical Center Project;	NR/AA	1,310,000	1,471,824
Insured: Radian)
Grant County Hospital Facility Revenue, 5.50% due 8/1/2010 (Gila Regional Medical Center Project;	NR/AA	1,385,000	1,562,017
Insured: Radian)
Las Cruces Gross Receipts Tax Revenue Refunding & Improvement, 5.00% due 6/1/2009 (Insured: MBIA)	Aaa/NR	1,115,000	1,249,681
Las Cruces Health Facilities Revenue, 6.45% due 12/1/2017 (Evangelical Lutheran Project; Insured:	Aaa/AAA	1,020,000	1,034,239
FSA)
Las Cruces Joint Utility Refunding & Improvement Revenue, 6.50% due 7/1/2007 (ETM)*	A1/NR	420,000	425,237
Las Cruces School District 2, 5.50% due 8/1/2010	Aa3/NR	1,000,000	1,136,740
Las Cruces School District 2 Refunding, 4.00% due 8/1/2007	Aa3/NR	2,600,000	2,777,840
Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013 (Phelps Dodge Project)	Baa3/BBB-	2,625,000	2,670,150
Los Alamos County Utility Series A, 5.80% due 7/1/2006 (Insured: FSA)	Aaa/AAA	1,300,000	1,339,923
Los Alamos County Utility Series A, 6.00% due 7/1/2008 (Insured: FSA)	Aaa/AAA	3,445,000	3,552,863
Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/2013	NR/NR	350,000	358,029
New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/2007	Aaa/NR	975,000	1,008,316
New Mexico Educational Assistance Foundation Series A 3, 4.95% due 3/1/2009	Aaa/NR	2,000,000	2,148,500
New Mexico Educational Assistance Foundation Student Loan Revenue, 5.40% due 8/1/2004	Aa/NR	10,000	10,000
New Mexico Educational Assistance Student Loan Series 2-B, 5.75% due 12/1/2008	NR/NR	170,000	172,055
New Mexico Finance Authority Revenue Court Facilities Fee Bifercated, 5.00% due 6/15/2014 (Insured:	Aaa/AAA	1,295,000	1,420,783
MBIA)
New Mexico Finance Authority Revenue Court Facilities Fee Revenue Series A, 5.50% due 6/15/2020	Aaa/AAA	2,000,000	2,213,580
(Insured: MBIA)
New Mexico Finance Authority Revenue Federal Highway Grant Anticipation Series A, 4.10% due	Aaa/AAA	425,000	442,094
9/1/2005 (Insured: AMBAC)
New Mexico Finance Authority Revenue Refunding, 5.00% due 6/1/2014 (Public Project Revolving Fund	Aaa/AAA	2,660,000	2,948,450
B; Insured: MBIA)
New Mexico Finance Authority Revenue Series A, 4.00% due 4/1/2010 (Cigarette Tax UNM Health	Aaa/AAA	2,300,000	2,450,167
Project; Insured: MBIA)
New Mexico Finance Authority Revenue Series C, 5.15% due 6/1/2012 (Insured: MBIA)	Aaa/AAA	915,000	1,017,316
New Mexico Finance Authority Revenue Series C, 5.25% due 6/1/2013 (Insured: MBIA)	Aaa/AAA	130,000	145,263
New Mexico Finance Authority Revenue Series C, 5.35% due 6/1/2014 (Insured: MBIA)	Aaa/AAA	130,000	145,938
New Mexico Finance Authority Revenue Series C, 5.45% due 6/1/2015 (Insured: MBIA)	Aaa/AAA	145,000	161,769
New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due 6/1/2012	Aa1/AAA	1,725,000	1,917,476
New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due 6/1/2013	Aa1/AAA	1,325,000	1,465,728
New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due 6/1/2014	Aa1/AAA	1,875,000	2,056,556
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A, 5.50% due 6/15/2013	Aa2/AA+	2,000,000	2,285,620
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A, 5.50% due 6/15/2014	Aa2/AA+	2,000,000	2,283,460
New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010	Aa2/AA+	4,355,000	4,798,252
New Mexico Highway Commission Tax Revenue Senior Subordinated Lien Series A, 5.00% due 6/15/2010	Aa2/AA+	500,000	563,150
New Mexico Highway Commission Tax Senior Subordinated Lien, 6.00% due 6/15/2011	Aa2/AA+	5,000,000	5,778,700
New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 pre-refunded 12/1/2007 @ 101 (Catholic	Aa2/AA	1,140,000	1,281,508
Health Initiatives Project)
New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016 (Presbyterian Healthcare Project)	A1/A+	5,205,000	5,726,957
New Mexico Housing Authority Region III Multi Family Housing Revenue Series A, 5.30% due 12/1/2022	Aaa/AAA	1,160,000	1,227,964
(Senior El Paseo Apartments Project; Insured: AMBAC)
New Mexico Housing Authority, Multi Family Housing Revenue, 1.02% due 1/15/2033 put 4/8/2004	NR/A1+	450,000	450,000
(Arbors/Courtyard Apartments Project) (weekly demand notes)
New Mexico MFA Forward Mortgage Series C, 6.50% due 7/1/2025 (Collateralized: FNMA/GNMA)	NR/AAA	500,000	515,350
New Mexico MFA General, 5.80% due 9/1/2019	NR/A+	775,000	826,142
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)	NR/AAA	185,000	197,389
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)	NR/AAA	505,000	540,784
New Mexico MFA SFMR, 0% due 9/1/2019	NR/AAA	670,000	490,179
New Mexico MFA SFMR Series 1992 A1, 6.90% due 7/1/2008 (Collateralized: FNMA/GNMA)	NR/AAA	280,000	287,879
New Mexico MFA SFMR Series A3, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)	NR/AAA	205,000	216,870
New Mexico MFA SFMR Series B2, 5.80% due 1/1/2009 (Collateralized: FNMA/GNMA)	NR/AAA	55,000	55,805
New Mexico MFA SFMR Series B2, 5.80% due 7/1/2009 (Collateralized: FNMA/GNMA)	NR/AAA	40,000	40,631
New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)	NR/AAA	440,000	476,652
New Mexico MFA SFMR Series C2, 6.05% due 9/1/2021 (Collateralized: FNMA/GNMA)	NR/AAA	790,000	844,194
New Mexico MFA SFMR Series D2, 5.875% due 9/1/2021 (Collateralized: FNMA/GNMA)	NR/AAA	1,125,000	1,190,160
New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized: FNMA/GNMA)	NR/AAA	170,000	179,265
New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized: FNMA/GNMA)	NR/AAA	175,000	187,038
New Mexico MFA Single Family Series E2, 5.875% due 9/1/2020	NR/AAA	560,000	612,674
New Mexico Mortgage Finance Multi Family Refunding Series B, 5.00% due 7/1/2031 put 7/1/2011	Aaa/NR	1,000,000	1,075,370
(Sombra Del Oso Apartments Project; Collateralized: FNMA)
New Mexico Mortgage Finance Multi Family Refunding Series C, 5.00% due 7/1/2031 put 7/1/2011	Aaa/NR	1,910,000	2,053,957
(Riverwalk Apartments Project; Collateralized: FNMA)
New Mexico Mortgage Finance Multi Family Refunding Series D, 5.00% due 7/1/2031 put 7/1/2011	Aaa/NR	2,785,000	2,994,905
(Tierra Pointe I Apartments Project; Collateralized: FNMA)
New Mexico Mortgage Finance Multi Family Series A, 6.05% due 7/1/2028 (Sandpiper Apartments	NR/AAA	2,335,000	2,549,376
Project; Insured: FHA)
New Mexico State, 4.00% due 9/1/2005	Aa1/AA+	5,000,000	5,196,250
New Mexico State Highway Commission Revenue Infrastructure Senior Subordinated Lien C, 5.00% due	Aa2/AA+	1,000,000	1,123,200
6/15/2012
New Mexico State Highway Commission Tax Revenue Senior Subordinated Lien, 5.75% due 6/15/2009	Aa2/AA+	750,000	868,410
New Mexico State Hospital Equipment Loan Council Hospital Revenue Series A, 4.80% due 8/1/2010	A1/A+	500,000	542,615
(Presbyterian Healthcare Project)
New Mexico State Refunding Series B, 5.00% due 9/1/2005	Aa1/AA+	1,000,000	1,053,250
New Mexico State Refunding Series B, 5.00% due 9/1/2006	Aa1/AA+	650,000	703,241
New Mexico State Severance Tax, 5.00% due 7/1/2005	Aa2/AA	2,650,000	2,775,530
New Mexico State Severance Tax, 5.00% due 7/1/2006	Aa2/AA	1,350,000	1,408,091
New Mexico State Severance Tax, 5.00% due 7/1/2007	Aa2/AA	1,475,000	1,620,863
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007	Aa2/AA	1,645,000	1,806,572
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008	Aa2/AA	550,000	597,850
New Mexico State Supplemental Severance Series A, 5.00% due 7/1/2011	Aa3/A+	1,000,000	1,084,700
New Mexico State University Revenues Refunding & Improvement, 4.00% due 4/1/2006 (Insured: FSA)	Aaa/AAA	1,260,000	1,322,345
New Mexico State University Revenues Refunding & Improvement, 5.00% due 4/1/2013 (Insured: FSA)	Aaa/AAA	1,000,000	1,125,470
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008	Aa3/A+	5,000,000	5,438,250
Otero County Refunding, 4.00% due 8/1/2005 (Insured: MBIA)	Aaa/NR	570,000	590,292
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities Series G, 5.00% due	Aaa/AAA	550,000	611,325
7/1/2011 (Insured: XLCA)
Puerto Rico Public Buildings Authority Revenue Refunding Government Facilities Series F, 5.25% due	Aaa/AAA	1,000,000	1,139,150
7/1/2019 (Insured: XLCA)
Rio Rancho Water & Wastewater System, 6.50% due 5/15/2006 (Insured: FSA)	Aaa/AAA	1,000,000	1,102,820
Rio Rancho Water & Wastewater System, 5.25% due 5/15/2007 (Insured: AMBAC)	Aaa/AAA	1,695,000	1,867,924
Ruidoso Municipal School District 3, 6.35% due 8/1/2006 (Insured: FSA)	Aaa/AAA	250,000	277,468
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding & Improvement, 5.25% due 5/15/2014	A1/NR	400,000	444,024
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding & Improvement, 5.25% due 5/15/2022	A1/NR	1,725,000	1,828,776
San Juan County Gross Receipts, 5.30% due 9/15/2009	A1/NR	500,000	550,420
San Juan County Gross Receipts Gas Tax Refunding Revenue Series B, 7.00% due 9/15/2009 pre-refunded	A1/NR	1,000,000	1,036,990
9/15/2004 @ 101
San Juan County Gross Receipts Tax Revenue Senior Series B, 5.50% due 9/15/2016 (Insured: AMBAC)	Aaa/AAA	1,180,000	1,336,138
San Juan County Gross Receipts Tax Revenue Subordinated Series A, 5.75% due 9/15/2021 (Insured:	Aaa/AAA	1,000,000	1,134,360
AMBAC)
San Juan County New Mexico Central Consolidated Independent School District Number 022, 4.60% due	Aaa/AAA	100,000	104,050
8/15/2009 (Insured: FSA)
Sandoval County Landfill Revenue, 5.70% due 7/15/2013	NR/NR	400,000	407,976
Sandoval County Landfill Revenue Refunding & Improvement, 5.50% due 8/15/2015	Baa2/NR	1,420,000	1,495,629
Sandoval County Landfill Revenue Refunding & Improvement, 5.75% due 8/15/2018	Baa2/NR	1,335,000	1,398,653
Sandoval County Revenue Refunding Series B, 5.75% due 2/1/2010 (Intel Project)	NR/NR	840,000	885,469
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)	Aaa/NR	640,000	684,359
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)	Aaa/NR	785,000	839,047
Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement District Project)	NR/NR	1,900,000	2,014,798
Santa Fe County Correctional Systems Revenue, 5.20% due 2/1/2012 (Insured: FSA)	Aaa/AAA	515,000	582,872
Santa Fe County Correctional Systems Revenue, 5.00% due 2/1/2018 (Insured: FSA)	Aaa/AAA	1,000,000	1,097,580
Santa Fe County Revenue Series 1990, 9.00% due 7/1/2004 (Office & Training Facilities Project)	Aaa/NR	443,000	451,745
(ETM)*
Santa Fe County Revenue Series 1990, 9.00% due 1/1/2008 (Office & Training Facilities Project)	Aaa/NR	626,000	778,637
(ETM)*
Santa Fe County Revenue Series A, 5.50% due 5/15/2015 (El Castillo Retirement Project)	NR/NR	1,250,000	1,205,113
Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St. John+s College Project)	NR/BBB	200,000	211,086
Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St. John+s College Project)	NR/BBB	210,000	222,682
Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St. John+s College Project)	NR/BBB	1,215,000	1,224,562
Santa Fe Educational Facilities Revenue Improvement, 6.25% due 10/1/2026 (College of Santa Fe	NR/BBB-	1,000,000	1,028,110
Project)
Santa Fe Refuse Disposal Systems Improvement Net Revenue Series 1996-B, 5.50% due 6/1/2004	A3/NR	370,000	372,438
Santa Fe Revenue Series A, 5.95% due 6/1/2009 pre-refunded 6/1/2004 @100 (Insured: AMBAC)	Aaa/AAA	600,000	604,896
Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)	Aaa/NR	195,000	205,304
Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized: FNMA/GNMA)	Aaa/NR	120,000	127,144
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)	Aaa/NR	175,000	183,433
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)	Aaa/NR	200,000	200,578
Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/2004	NR/NR	745,000	749,939
Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/2005	NR/NR	760,000	795,705
Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/2006	NR/NR	775,000	836,713
Santa Fe Solid Waste Management Agency Facility Revenue, 6.10% due 6/1/2007	NR/NR	875,000	967,645
Santa Fe Utility Revenue Refunding Series A, 5.35% due 6/1/2011 (Insured: AMBAC)	Aaa/AAA	500,000	541,535
Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties GO Series 1991, 7.00% due	Baa3/NR	210,000	210,901
8/1/2004
Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008 (Evangelical Lutheran Good Samaritan	Aaa/AAA	190,000	194,467
Project; Insured: AMBAC)
Taos County Gross Receipts Tax Revenue Refunding & Improvement, 4.00% due 10/1/2006 (County	Aaa/NR	1,000,000	1,059,600
Education Project; Insured: MBIA)
Taos Municipal School District 1 Refunding, 5.00% due 9/1/2008 (Insured: FSA)	Aaa/NR	450,000	503,271
University of New Mexico Revenue Refunding & Improvement Subordinated Lien Systems Series A, 5.25%	Aa3/AA	1,730,000	1,912,186
due 6/1/2017
University of New Mexico Revenue Refunding & Improvement Subordinated Lien Systems Series A, 5.25%	Aa3/AA	1,000,000	1,075,480
due 6/1/2021
University of New Mexico Revenue Refunding Subordinated Lien, 5.25% due 6/1/2016	Aa3/AA	645,000	716,769
University of New Mexico Revenue Refunding Subordinated Lien A, 5.25% due 6/1/2018	Aa3/AA	1,825,000	2,003,321
University of New Mexico Revenue Series A, 6.00% due 6/1/2021	Aa3/AA	600,000	722,880
University of New Mexico Revenues Refunding Subordinated Lien Systems Series A, 5.25% due 6/1/2015	Aa3/AA	1,195,000	1,335,855
University of New Mexico Revenues Refunding Subordinated Lien Systems Series A, 5.25% due 6/1/2018	Aa3/AA	1,200,000	1,320,876
University of New Mexico University Revenues Series A, 5.25% due 6/1/2013	Aa3/AA	665,000	747,666
University of New Mexico University Revenues Series A, 5.25% due 6/1/2014	Aa3/AA	335,000	375,331
Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/2016 (Collateralized: GNMA)	NR/AAA	1,105,000	1,174,759
Western New Mexico University System Revenue Series 1995, 7.75% due 6/15/2019 pre-refunded 6/15/2004	Baa1/NR	1,385,000	1,404,030

TOTAL INVESTMENTS (Cost $224,307,322)	--	--	$235,195,696

†Credit ratings are unaudited.
*Escrowed to maturity
See notes to financial statements.

16

Index Comparisons

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2004

Compares performance of the Thornburg New Mexico Intermediate Municipal Fund, the 7-12 Year Merrill Lynch Municipal Bond Index and the Consumer Price Index, June 30, 1991 to March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.5 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg New Mexico Intermediate Municipal Fund Class A Total Returns, Since June 30, 1991, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class A Shares Average
Annual Total Returns

(periods ending 3/31/04, at max. offering price)

One year:	2.04%
Three years:	4.24%
Five years:	4.09%
Ten years:	4.86%
Since inception (6/18/91):	5.52%

Thornburg New Mexico Intermediate Municipal Fund Class D Total Returns, Since Inception, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class D Shares Average
Annual Total Returns(periods
ending 3/31/04)

One year:	3.86%
Three years:	4.66%
Since inception (6/1/99):	4.43%

Maximum sales charge of the Fund’s Class A Shares is 2.00%. There is no up front sales charge for Class D Shares and no contingent deferred sales charge. Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, visit www.thornburg.com.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years. The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

17

March 31, 2004

Thornburg New Mexico Intermediate Municipal Fund

A shares

Outperformed Tax-Free Money Market Funds

(Unaudited)

Investors sometimes ask us to compare Thornburg New Mexico Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Thornburg New Mexico Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000
investment 3/31/94 through 3/31/04
(after sales charge and fund expenses)
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$2,836
$5,969
Lipper Tax-free Money
Market Fund Average
Thornburg New Mexico
Intermediate Municipal Fund

The chart above is for the Fund’s Class A Shares only. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years and since inception for each class of shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the “Lipper Tax-free Money Market Average” for the months covered by this analysis. The increase for the Class A Shares of New Mexico Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.08 per share and the ending NAV at $13.48 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg New Mexico Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 15% Federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg New Mexico Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THNMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg New Mexico Intermediate Municipal Fund also declares dividends daily and pays them monthly.

18

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Intermediate Municipal Fund

Semi-Annual Report
March 31, 2004

Thornburg Intermediate Municipal Fund
ALL DATA AS OF 3/31/04

FUND FACTS: Thornburg Intermediate Municipal Fund
--	A Shares	C Shares
Annualized Distribution Rate (at NAV)	3.76%	3.46%
SEC Yield	2.57%	2.32%
NAV	$ 13.60	$ 13.62
Maximum Offering Price	$ 13.88	$ 13.62
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	2.24%	3.51%
Three Years	4.74%	5.07%
Five Years	4.07%	4.09%
Ten Years	5.18%	N/A
Since Inception	5.88%	4.91%
Inception Date	7/22/1991	9/1/1994

Maximum sales charge of the Fund’s Class A Shares is 2.00%. C shares include a 0.60% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period, expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

1

Thornburg Intermediate Municipal Fund

Letter to shareholders

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for your Thornburg Intermediate Municipal Fund. The net asset value of the A shares increased by 4 cents to $13.60 during the six month period ending March 31, 2004. If you were with us for the entire period, you received dividends of 25.9 cents per share. If you reinvested dividends, you received 26.1 cents per share. Investors who owned C shares received dividends of 24.0 and 24.2 cents per share respectively.

Interest rates on intermediate municipal bonds fell slightly over the six-month period ending March 31, 2004. For example, the interest rate on a ten-year AAA rated municipal bond dropped from 3.67% to 3.49% from the end of September to the end of March. Lower interest rates helped the Fund’s net asset value appreciate somewhat to produce a total return of 2.22% over the six-month period. The Merrill Lynch 7-12 Year Municipal Bond Index had a total return of 3.33%, and the average intermediate municipal bond fund tracked by Lipper returned 2.08% over the same time period. The Index has a significantly longer duration than the Fund (7.3 versus 4.5), causing it to perform better than the Fund in falling interest rate environments such as the 6 months ending March 31, 2004.

Municipal bond yields reached a low point on March 9th and have been trending upwards since then. For example, the yield on a high quality 7-year municipal bond is up 0.58% to 3.25% as of April 13, 2004. Yields are up because economic growth has finally led to employment growth. That point was made abundantly clear with the announcement of 308,000 new jobs on April 2nd. Whether interest rates will keep climbing depends largely upon what happens to inflation.

We believe that consumer price inflation has probably bottomed around the 1.2% level. Many commodity prices have doubled over the last year. Price pressures abound in metals, petroleum products, chemicals, paper, and even in soybeans! Transportation costs are going up rapidly. Unit labor costs have been subdued because of productivity gains, but past productivity gains may prove very hard to replicate. All these factors should lead to somewhat higher inflation over the next few years.

Higher inflation, coupled with rising bond issuance will likely give rise to higher interest rates on bonds. For now, a 1% Fed Funds target seems to be keeping a cap on how high bond yields can go, but the Federal Reserve will probably have to start moving to a less accommodative policy before the end of this year. If that happens, we would expect bond yields to rise above current trading ranges.

We have prepared for this environment by keeping the duration of your portfolio to the short end of its typical range. We have also generally favored bonds that we believe will be less price sensitive to interest rate changes. We have not deviated from our long-held strategy of laddering short and intermediate bonds because we believe that laddering is the most effective way to deal with changing interest rates in an uncertain world.

Your Thornburg Intermediate Municipal Fund is a laddered portfolio of over 330 municipal obligations from 45 states. Today, your Fund’s weighted average maturity is 8.3 years. We always keep it below 10 years. We ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund’s price volatility. Second, laddering gives your Fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are

2

Letter to shareholders, Continued

Thornburg Intermediate Municipal Fund

April 16, 2004

typically higher. The chart at right describes the percentages of your Fund’s bond portfolio maturing in each of the coming years.

% of portfolio	Cumulative %
maturing within	maturing by end of

2 years = 12%	year 2 = 12%
2 to 4 years = 8%	year 6 = 32%
6 to 8 years = 13%	year 8 = 45%
8 to 10 years = 14%	year 10 = 59%
10 to 12 years = 15%	year 12 = 74%
12 to 14 years = 12%	year 14 = 86%
14 to 16 years = 5%	year 16 = 91%
16 to 18 years = 6%	year 18 = 97%
Over 18 years = 3%	Over 18 years = 100%

Percentages can and do vary. Data as of 3/31/04

Local issuers dependent upon property taxes have benefited from a strong real estate market. They make up a large percentage of your Fund, and have generally been stable to improving credits. State credit quality has begun to stabilize after two very difficult years. We have kept your Fund’s exposure to the states relatively low, but are beginning to see signs of improvement in certain states that have controlled spending and are now experiencing a revenue rebound. Your Fund has also found attractive opportunities in selected utility, health care, and housing bonds. Currently, 89% of the portfolio is rated A or above and 53% is rated AAA by Moody’s or Standard and Poor’s.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

3

Statement of assets and liabilities
Thornburg Intermediate Municipal Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $428,467,089)	$459,421,367
Cash	103,942
Receivable for investments sold	728,095
Receivable for fund shares sold	832,946
Interest receivable	6,265,661
Prepaid expenses and other assets	47,972

Total Assets	467,399,983

LIABILITIES
Payable for fund shares redeemed	1,369,768
Accounts payable and accrued expenses	184,856
Payable to investment advisor (Note 3)	226,259
Dividends payable	1,411,577

Total Liabilities	3,192,460

NET ASSETS	$464,207,523

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$30,954,278
Accumulated net realized gain (loss)	(13,087,263)
Net capital paid in on shares of beneficial interest	446,340,508

$464,207,523

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($380,305,167 applicable to 27,962,562 shares of beneficial
interest outstanding - Note 4)	$13.60
Maximum sales charge, 2.00% of offering price	0.28

Maximum Offering Price Per Share	$13.88

Class C Shares:
Net asset value and offering price per share *
($62,890,320 applicable to 4,618,379 shares of beneficial
interest outstanding - Note 4)	$13.62

Class I Shares:
Net asset value, offering and redemption price per share
($21,012,036 applicable to 1,547,207 shares of beneficial
interest outstanding - Note 4)	$13.58

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

4

Statement of operations
Thornburg Intermediate Municipal Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME:
Interest income (net of premium amortized of $1,080,999)	$11,062,846

EXPENSES:
Investment advisory fees (Note 3)	1,152,594
Administration fees (Note 3)
Class A Shares	239,249
Class C Shares	37,948
Class I Shares	4,942
Distribution and service fees (Note 3)
Class A Shares	409,649
Class C Shares	313,288
Transfer agent fees
Class A Shares	79,010
Class C Shares	18,305
Class I Shares	8,844
Registration and filing fees
Class A Shares	6,833
Class C Shares	4,776
Class I Shares	5,404
Custodian fees (Note 3)	104,882
Professional fees	25,175
Accounting fees	19,965
Trustee fees	5,480
Other expenses	40,841

Total Expenses	2,477,185
Less:
Expenses reimbursed by investment advisor (Note 3)	(59,383)
Distribution and service fees waived (Note 3)	(125,315)
Fees paid indirectly (Note 3)	(1,007)

Net Expenses	2,291,480

Net Investment Income	8,771,366

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(1,115,492)
Increase (Decrease) in unrealized appreciation of investments	2,330,507

Net Realized and Unrealized
Gain (Loss) on Investments	1,215,015

Net Increase (Decrease) in Net Assets Resulting
From Operations	$9,986,381

See notes to financial statements

5

Statements of changes in net assets
Thornburg Intermediate Municipal Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$8,771,366	$18,090,689
Net realized gain (loss) on investments sold	(1,115,492)	(4,597,883)
Increase (Decrease) in unrealized appreciation of investments	2,330,507	581,701

Net Increase (Decrease) in Net Assets
Resulting from Operations	9,986,381	14,074,507
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(7,294,669)	(15,480,099)
Class C Shares	(1,071,274)	(1,849,255)
Class I Shares	(405,423)	(761,335)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	(10,786,581)	(20,552,567)
Class C Shares	2,037,279	13,877,646
Class I Shares	1,622,874	1,174,895

Net Increase (Decrease) in Net Assets	(5,911,413)	(9,516,208)
NET ASSETS:
Beginning period	470,118,936	479,635,144

End of period	$464,207,523	$470,118,936

See notes to financial statements

6

Notes to financial statements

Thornburg Intermediate Municipal Fund

NOTE 1 – ORGANIZATION Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call

7

Notes to financial statements, continued

Thornburg Intermediate Municipal Fund

March 31, 2004

dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $48,634 for Class C shares, and $10,749 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $1,856 from the sale of Class A shares and collected contingent deferred sales charges aggregating $3,935 from redemptions of Class C shares of the Fund.

Pursuant to a service plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the period ended March 31, 2004, are set forth in the statement of operations. Distribution fees in the amount of $125,315 were waived for Class C shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004 fees paid indirectly were $1,007.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

8

Notes to financial statements, Continued

Thornburg Intermediate Municipal Fund

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	2,460,994	$33,366,406	6,705,141	$90,330,472
Shares issued to shareholders in
reinvestment of dividends	263,211	3,566,220	649,800	8,760,445
Shares repurchased	(3,520,201)	(47,719,207)	(8,890,248)	(119,643,484)

Net Increase (Decrease)	(795,996)	$(10,786,581)	(1,535,307)	$(20,552,567)

Class C Shares
Shares sold	513,092	$6,989,703	1,632,604	$22,060,706
Shares issued to shareholders in
reinvestment of dividends	46,841	635,492	102,429	1,382,647
Shares repurchased	(411,637)	(5,587,916)	(709,799)	(9,565,707)

Net Increase (Decrease)	148,296	$2,037,279	1,025,234	$13,877,646

Class I Shares
Shares sold	404,619	$5,474,854	807,931	$10,899,236
Shares issued to shareholders in
reinvestment of dividends	18,133	245,413	39,457	531,139
Shares repurchased	(302,977)	(4,097,393)	(762,688)	(10,255,480)

Net Increase (Decrease)	119,775	$1,622,874	84,700	$1,174,895

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $30,219,309 and $31,994,650, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$428,467,089

Gross unrealized appreciation on a tax basis	$31,213,349
Gross unrealized depreciation on a tax basis	(259,071)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$30,954,278

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2004	$2,201,912
2005	200,249
2006	27,737
2007	6,140
2008	2,563,342
2009	2,374,508
2011	11,597

--	$7,385,485

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

9

March 31, 2004

Financial highlights
Thornburg Intermediate Municipal Fund
	Six Months			Year Ended September 30,
	Ended March 31,	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.56	$ 13.67	$ 13.28	$ 12.78	$ 13.00	$ 13.76

Income from investment operations:
Net investment income	0.26	0.52	0.56	0.62	0.63	0.62
Net realized and unrealized
gain (loss) on investments	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)

Total from investment operations	0.30	0.41	0.95	1.12	0.41	(0.14)
Less dividends from:
Net investment income	(0.26)	(0.52)	(0.56)	(0.62)	(0.63)	(0.62)

Change in net asset value	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)
Net asset value, end of period	$ 13.60	$ 13.56	$ 13.67	$ 13.28	$ 12.78	$ 13.00

Total return (a)	2.22%	3.11%	7.39%	8.94%	3.23%	(1.09)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.81% (b)	3.87%	4.23%	4.73%	4.89%	4.59%
Expenses, after expense reductions	0.97% (b)	0.99%	0.92%	0.82%	0.89%	0.99%
Expenses, after expense reductions
and net of custody credits	0.97% (b)	0.99%	0.92%	--	--	--
Expenses, before expense reductions	0.97% (b)	1.00%	1.00%	1.02%	1.02%	1.02%
Portfolio turnover rate	6.72%	15.13%	16.36%	18.24%	21.97%	23.17%
Net assets at end of period (000)	$ 380,305	$ 390,080	$ 414,150	$ 338,931	$ 322,942	$ 363,908

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

10

Financial highlights, Continued
Thornburg Intermediate Municipal Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.58	$ 13.69	$ 13.30	$ 12.79	$ 13.02	$ 13.77

Income from investment operations:
Net investment income	0.24	0.47	0.51	0.57	0.57	0.56
Net realized and unrealized
gain (loss) on investments	0.04	(0.11)	0.39	0.51	(0.23)	(0.75)

Total from investment operations	0.28	0.36	0.90	1.08	0.34	(0.19)
Less dividends from:
Net investment income	(0.24)	(0.47)	(0.51)	(0.57)	(0.57)	(0.56)

Change in net asset value	0.04	(0.11)	0.39	0.51	(0.23)	(0.75)
Net asset value, end of period	$ 13.62	$ 13.58	$ 13.69	$ 13.30	$ 12.79	$ 13.02

Total return (a)	2.08%	2.73%	6.97%	8.59%	2.70%	(1.48)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.53%(b)	3.50%	3.84%	4.33%	4.44%	4.19%
Expenses, after expense reductions	1.24%(b)	1.35%	1.30%	1.21%	1.34%	1.40%
Expenses, after expense reductions
and net of custody credits	1.24%(b)	1.35%	1.30%	--	--	--
Expenses, before expense reductions	1.82%(b)	1.80%	1.80%	1.83%	1.83%	1.85%
Portfolio turnover rate	6.72%	15.13%	16.36%	18.24%	21.97%	23.17%
Net assets at end of period (000)	$ 62,890	$ 60,707	$ 47,155	$ 40,002	$ 33,353	$ 32,477

(a) Not annualized for periods less than one year.
(b) Annualized.

11

Financial highlights, Continued
Thornburg Intermediate Municipal Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.54	$ 13.65	$ 13.26	$ 12.76	$ 12.98	$ 13.74

Income from investment operations:
Net investment income	0.28	0.57	0.61	0.65	0.65	0.66
Net realized and unrealized
gain (loss) on investments	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)

Total from investment operations	0.32	0.46	1.00	1.15	0.43	(0.10)
Less dividends from:
Net investment income	(0.28)	(0.57)	(0.61)	(0.65)	(0.65)	(0.66)

Change in net asset value	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)
Net asset value, end of period	$ 13.58	$ 13.54	$ 13.65	$ 13.26	$ 12.76	$ 12.98

Total return (a)	2.37%	3.49%	7.75%	9.23%	3.45%	(0.79)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	4.10% (b)	4.23%	4.57%	4.99%	5.10%	4.89%
Expenses, after expense reductions	0.67% (b)	0.62%	0.58%	0.55%	0.68%	0.69%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.62%	0.58%	--	--	--
Expenses, before expense reductions	0.78% (b)	0.80%	0.79%	0.79%	0.80%	0.79%
Portfolio turnover rate	6.72%	15.13%	16.36%	18.24%	21.97%	23.17%
Net assets at end of period (000)	$ 21,012	$ 19,333	$ 18,330	$ 17,258	$ 17,563	$ 18,772

(a) Not annualized for periods less than one year.
(b) Annualized.

12

Schedule of Investments
Thornburg Intermediate Municipal Fund			March 31, 2004
CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673 NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
Alabama	-1.10%
Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)	Aaa/AAA	800,000	$ 926,592
East Alabama Health Care Authority Tax Anticipation Series A, 4.00% due 9/1/2006 (Insured: MBIA)	Aaa/AAA	1,515,000	1,600,689
Huntsville Series A, 6.25% due 2/1/2006	Aa2/AA	505,000	529,866
Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013 (Insured: MBIA)	Aaa/AAA	1,600,000	1,818,576
Alaska	-0.40%
Anchorage Alaska, 5.25% due 10/1/2008 pre-refunded 10/1/2005 (Insured: FGIC)	Aaa/AAA	515,000	545,679
Anchorage Alaska, 5.25% due 10/1/2008 (Insured: FGIC)	Aaa/AAA	485,000	511,505
Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)	Aaa/AAA	500,000	599,560
Arizona	-1.90%
Maricopa County Industrial Development Capital Appreciation Series B, 4.80% due 12/1/2031 put 12/1/2004 (Waste	NR/BBB	4,580,000	4,665,921
Management Inc. Project)
Pima County Industrial Development Authority Series C, 6.70% due 7/1/2021 (Arizona Charter Schools Project)	Baa3/NR	2,715,000	2,804,160
Tucson General Obligation Series D, 9.75% due 7/1/2012 (ETM)*	Aa2/AA	400,000	581,244
Tucson General Obligation Series D, 9.75% due 7/1/2013 (ETM)*	Aa2/AA	500,000	743,160
Arkansas	-0.90%
Conway Electric Revenue Refunding, 2.00% due 8/1/2004	A2/NR	500,000	501,255
Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due 6/1/2012 (Regional Medical Center Project)	NR/A	1,135,000	1,279,701
Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due 6/1/2013 (Regional Medical Center Project)	NR/A	1,200,000	1,342,260
Little Rock Arkansas Capital Improvement, 4.00% due 4/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000	1,028,560
California	-5.40%
California Department of Water Resources Power Series A, 5.75% due 5/1/2017	A3/BBB+	3,000,000	3,354,750
California HFA Revenue Series 1985-B, 9.875% due 2/1/2017	Aa2/AA-	675,000	730,181
California Housing Finance Agency Revenue Multi Family Housing Series D, 1.15% due 2/1/2031 put 4/1/2004 (daily	VMIG1/A1+	1,000,000	1,000,000
demand notes)
California State Department of Water Resources Series B 2, 1.15% due 5/1/2022 put 4/1/2004 (daily demand notes)	VMIG1/A1+	900,000	900,000
California State Series A-3, 1.10% due 5/1/2033 put 4/1/2004 (daily demand notes)	VMIG1/A1+	500,000	500,000
California Statewide Community Development Authority Certificate of Participation, 5.50% due 10/1/2007	Aaa/AAA	4,500,000	5,075,370
(Unihealth America Project; Insured: AMBAC) (ETM)*
Camino Hospital District Revenue Series A, 6.25% due 8/15/2017 (ETM)*	Aaa/AAA	1,000,000	1,178,440
Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/2007 (Center for the Arts Project;	Aaa/AAA	1,740,000	1,540,161
Insured: AMBAC)
Golden West Schools Financing Authority Capital Appreciation, 0% due 8/1/2018 (Insured: MBIA)	Aaa/AAA	2,140,000	1,004,837
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005	Baa3/NR	500,000	544,060
Los Angeles Regional Airport Lease Refunding, 5.25% due 1/1/2009 (Facilities Laxfuel Corp. LA International	Aaa/AAA	1,590,000	1,736,169
Project)
Orange County Apartment Development Revenue, 1.06% due 11/1/2009 put 4/8/2004 (Laguna Summit Apartments	VMIG1/NR	300,000	300,000
Project; LOC: Bank of America) (weekly demand notes)
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	2,280,000	2,421,177
San Diego County Water Authority Revenue & Refunding Series 1993-A, 10.123% due 4/25/2007 (Insured: FGIC)	Aaa/AAA	500,000	611,130
San Marcos Certificate of Participation Series C, 0% due 8/15/2005 (ETM)*	NR/AAA	145,000	142,435
San Marcos Certificate of Participation Series D, 0% due 9/2/2005 (ETM)*	NR/AAA	740,000	726,399
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put 8/1/2009 (Continental Gardens	NR/AAA	1,490,000	1,628,183
Project; Collateralized: FNMA)
Sulphur Springs School District General Obligation Series B, 5.70% due 3/1/2005	NR/A	800,000	832,960
Sunline Transit Agency Certificate of Participation Series A, 5.625% due 7/1/2004	A2/NR	450,000	455,162
Sunline Transit Agency Certificate of Participation Series A, 5.75% due 7/1/2005	A2/NR	215,000	219,534
Colorado	-5.20%
Adams County Communication Center Series A, 5.75% due 12/1/2016	Baa1/NR	1,265,000	1,352,993
Arvada Industrial Development Revenue, 5.25% due 12/1/2007 (Wanco Inc. Project; LOC: US Bank, N.A.)	NR/NR	80,000	82,243
Arvada Industrial Development Revenue, 5.60% due 12/1/2012 (Wanco Inc. Project; LOC: US Bank, N.A.)	NR/NR	450,000	464,535
Central Platte Valley Metropolitan District, 5.15% due 12/1/2013 pre-refunded 12/1/2009	NR/AAA	1,000,000	1,143,640
Central Platte Valley Metropolitan District Refunding Series A, 5.00% due 12/1/2031 put 12/1/2009 (LOC: US	NR/A1+	2,000,000	2,165,300
Bank)
Colorado Educational & Cultural Facilities Refunding, 6.00% due 4/1/2021 (Charter School Cherry Creek Project)	Baa2/NR	500,000	512,615
Colorado Housing Finance Authority Single Family Program Subordinated Series C, 5.75% due 10/1/2007	A1/A+	60,000	60,000
Colorado Springs Company Hospital Revenue Refunding, 5.60% due 12/15/2007 (Insured: MBIA)	Aaa/AAA	500,000	541,005
Colorado Student Obligation Bond Student Loan Senior Subordinated Series B, 6.20% due 12/1/2008	A2/NR	1,545,000	1,618,758
Denver City & County Certificates of Participation Series B, 5.00% due 12/1/2009	Aa2/AA	2,070,000	2,321,547
Denver City & County Certificates of Participation Series B, 5.00% due 12/1/2011	Aa2/AA	2,465,000	2,771,202
El Paso County School District 11, 7.10% due 12/1/2013	Aa3/AA-	500,000	646,180
Glendale Certificates of Participation, 5.40% due 8/15/2008 (Education Center Project)	NR/BBB+	675,000	698,814
Interstate South Metropolitan District Refunding, 6.00% due 12/1/2020 (LOC: BNP Paribas)	NR/AA-	2,395,000	2,462,755
Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre School District Project)	Aa3/NR	2,830,000	3,166,742
Northwest Parkway Public Highway Authority Capital Appreciation Senior Convertible C,0% due 6/15/2014 (Insured:	Aaa/AAA	1,005,000	793,267
FSA)
Plaza Metropolitan District 1 Colorado Revenue Public Improvement Fee/Tax Increment, 7.70% due 12/1/2017	NR/NR	2,500,000	2,529,450
Superior Metropolitan District 1 Water Refunding & Improvement Series B, 5.45% due 12/1/2020 put 12/1/2004 @	NR/A	350,000	358,358
100 (LOC: Allied Irish)
Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/2009	A3/NR	55,000	55,224
Connecticut	-0.10%
Connecticut State Health & Educational Facilities Authority Revenue Yale University Series V-2, 1.10% due	VMIG1/A1+	600,000	600,000
7/1/2036 put 4/1/2004 (daily demand notes)
Delaware	-0.30%
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2016 (Nanticoke Memorial Hospital	NR/AA	1,500,000	1,598,490
Project; Insured: Radian)
District of Columbia	-1.10%
District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)*	Aaa/AAA	600,000	676,290
District of Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured: MBIA)	Aaa/AAA	3,000,000	3,598,890
District of Columbia Tax Increment Capital Appreciation, 0% due 7/1/2019 (Mandarin Oriental Project; Insured:	Aaa/AAA	1,500,000	720,780
FSA)
Florida	-2.80%
Broward County Resource Recovery Revenue, 5.00% due 12/1/2007	A3/AA-	1,000,000	1,094,130
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)	Aaa/AAA	1,000,000	1,130,050
Duval County HFA Single Family Housing Revenue Series 94, 6.10% due 4/1/2006 (Collateralized: GNMA)	Aaa/NR	35,000	36,315
Duval County HFA Single Family Housing Revenue Series 94, 6.10% due 10/1/2006 (Collateralized: GNMA)	Aaa/NR	30,000	31,117
Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016 (St. Augustine Apartments Project)	NR/A+	1,000,000	1,043,530
Enterprise Community Development District Assessment Bonds, 6.00% due 5/1/2010 (Insured: MBIA)	Aaa/AAA	1,605,000	1,627,053
Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Project;	Aaa/NR	3,000,000	3,150,420
Insured: AMBAC)
Florida Board of Education Capital Outlay Refunding Public Education Series D, 5.75% due 6/1/2018	Aa2/AA+	1,200,000	1,370,724
Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/2004 (Evangelical Lutheran Good Samaritan	Aaa/AAA	150,000	150,567
Project; Insured: AMBAC)
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put 6/1/2008 (Cypress Trail Apartments Project;	NR/AA-	1,200,000	1,266,432
Guaranty: Axa Reinsurance)
Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured: MBIA)	Aaa/AAA	650,000	665,951
Turtle Run Community Development District Refunding Water Management Benefit Special Assessment, 5.00% due	Aaa/AAA	1,000,000	1,115,530
5/1/2011 (Insured: MBIA)
Georgia	-0.10%
Georgia Municipal Electric Authority Power Revenue Unrefunded Series Y, 10.00% due 1/1/2010	A2/NR	235,000	319,628
Hawaii	-0.70%
Hawaii Department of Budget & Finance, 6.40% due 7/1/2013 (Insured: MBIA)	Aaa/AAA	2,000,000	2,462,820
Hawaii Housing Finance Development Corp. Series B, 5.85% due 7/1/2017 (Collateralized: FNMA)	Aaa/AAA	970,000	999,857
Idaho	-0.20%
Boise City Industrial Development Corp., 5.40% due 12/15/2009 (Western Trailer Co. Project; LOC: First	Aaa/NR	985,000	998,879
Security)
Illinois	-13.60%
Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due 12/1/2010 pre-refunded 12/1/2004	NR/BBB-	1,930,000	2,018,066
Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/2005 (Insured: MBIA)	Aaa/AAA	300,000	296,160
Champaign County Community Unit Series C, 0% due 1/1/2011 pre-refunded 1/1/2010 @ 94.672 (Insured: FGIC)	Aaa/AAA	800,000	631,720
Chicago Housing Authority Capital, 5.00% due 7/1/2008	Aa3/AA	3,020,000	3,312,276
Chicago Park District Harbor, 5.75% due 1/1/2011	A2/NR	600,000	698,916
Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014 (Insured: ACA)	NR/A	2,285,000	2,411,955
Chicago Wastewater Transmission Revenue Refunding Second Lien, 5.50% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	650,000	749,866
Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured: FGIC)	Aaa/AAA	500,000	550,105
Cook County School District Class A, 0% due 12/1/2022	NR/NR	4,200,000	1,426,362
Du Page County School District Capital Appreciation, 0% due 2/1/2010 (Insured: FGIC)	Aaa/NR	655,000	543,676
Freeport Illinois, 5.375% due 1/1/2018	Aaa/AAA	1,500,000	1,663,770
Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004	Baa1/NR	1,385,000	1,380,734
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012 (Insured: MBIA)	Aaa/AAA	2,860,000	3,331,128
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A, 5.90% due 7/1/2009	NR/BBB	720,000	763,826
Illinois Development Financing Authority, 7.125% due 3/15/2007 (Children’s Home & Aid Society Project; LOC:	NR/A-1	500,000	502,190
Bank One)
Illinois Development Financing Authority Debt Restructuring Revenue Series 1994, 7.25% due 11/15/2009 (East St	NR/A	2,400,000	2,528,640
Louis Project)
Illinois Educational Facilities Authority Revenues Adjusted Medium Term, 4.75% due 11/1/2036 put 11/1/2016 @	A2/A	1,160,000	1,202,282
100 (Field Museum Project)
Illinois Educational Facilities Authority Revenues Capital Appreciation, 0% due 7/1/2014 pre-refunded 7/1/2009	Aaa/AAA	475,000	231,002
@ 57.17 (Insured: MBIA)
Illinois Educational Facilities Authority Revenues Loyola University A, 6.00% due 7/1/2012 (Insured: MBIA)	Aaa/AAA	230,000	274,977
(ETM)*
Illinois Educational Facilities Authority Revenues Midwestern University B, 5.50% due 5/15/2018 (Insured: ACA)	NR/A	1,500,000	1,563,660
Illinois Educational Facilities Authority Revenues Series B, 4.40% due 7/1/2025 put 7/1/2004 (University of	Aa1/AA	2,000,000	2,016,480
Chicago Project)
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 5.00% due 7/1/2006 (Insured:	Aaa/AAA	1,540,000	1,652,035
MBIA)
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 6.00% due 7/1/2011 (ETM)*	Aaa/AAA	770,000	912,304
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 6.00% due 7/1/2012 (ETM)*	Aaa/AAA	970,000	1,146,220
Illinois Health Facilities Authority Revenue, 5.50% due 10/1/2009 (Decatur Memorial Hospital Project)	A2/A	1,055,000	1,180,999
Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010 (Insured: FSA)	Aaa/AAA	214,000	221,019
Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013 (Children’s Memorial Hospital Series A	Aaa/AAA	1,900,000	2,161,630
Project; Insured: AMBAC)
Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021 (Midwest Care Center Project; Collateralized:	Aaa/NR	990,000	1,066,002
GNMA)
Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25% due 11/15/2019 (OSF Healthcare Project)	A2/A	1,250,000	1,361,412
Illinois Health Facilities Authority Revenue Series A, 7.60% due 8/15/2010 (Insured: FSA)	Aaa/AAA	37,000	37,182
Illinois Health Facilities Authority Revenue Series A, 6.10% due 8/15/2014 (Northwestern Memorial Hospital	Aa2/AA+	870,000	901,233
Project)
Illinois University Revenues, 5.25% due 1/15/2018 (UIC South Campus Development Project)	Aaa/AAA	1,205,000	1,333,140
Jackson & Williamson Countys, Illinois, 7.50% due 12/1/2009 (Insured: AMBAC)	Aaa/AAA	680,000	850,850
Lake County Community Consolidated School District 73, 9.00% due 1/1/2006 (Insured: FSA)	Aaa/NR	1,000,000	1,126,040
Lake County Community High School Capital Appreciation Series B, 0% due 12/1/2012 (Insured: FGIC)	Aaa/NR	5,550,000	4,000,939
Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)	Aaa/AAA	755,000	845,064
McHenry County School District Woodstock General Obligation, 6.80% due 1/1/2006 (Insured: FSA)	Aaa/AAA	710,000	773,829
Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured: FSA)	Aaa/AAA	1,015,000	1,224,618
Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006	Aa3/NR	800,000	877,296
Sangamon County School District Series A, 5.875% due 8/15/2018 (Hay Edwards Project)	NR/A	2,400,000	2,545,440
Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (Collateralized: GNMA)	Aaa/AAA	1,170,000	1,293,739
Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (Collateralized: GNMA)	Aaa/AAA	1,600,000	1,738,784
Southern Illinois University Revenues, 0% due 4/1/2014 (Insured: MBIA)	Aaa/AAA	1,425,000	943,136
Southwestern Illinois Development Authority Revenue, 5.375% due 8/15/2015	Baa2/BBB+	500,000	515,765
University of Illinois Revenue Capital Appreciation, 0% due 4/1/2014 (Insured: MBIA)	Aaa/AAA	1,590,000	1,052,342
West Chicago Industrial Development Revenue, 6.90% due 9/1/2024 (Leggett & Platt Inc. Project)	NR/A+	1,000,000	1,040,610
Will & Kendall Counties Community Series B, 5.125% due 1/1/2014 (Insured: FSA)	Aaa/AAA	1,000,000	1,104,480
Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011 (Insured: FSA)	Aaa/AAA	3,000,000	2,296,170
Indiana	-6.70%
Allen County Economic Development, 5.80% due 12/30/2012 (Indiana Institute of Technology Project)	NR/NR	895,000	964,040
Allen County Economic Development, 5.75% due 12/30/2015 (Indiana Institute of Technology Project)	NR/NR	1,355,000	1,496,855
Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured: AMBAC)	Aaa/NR	1,000,000	1,121,770
Boone County Hospital Association, 5.625% due 1/15/2015 (Insured: FGIC)	Aaa/AAA	1,000,000	1,116,530
Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due 9/1/2005 (Insured: FHA)	Aa2/NR	35,000	35,490
Dyer Redevelopment Authority, 6.40% due 7/15/2015	NR/BBB+	1,515,000	1,670,606
Dyer Redevelopment Authority, 6.50% due 7/15/2016	NR/BBB+	1,910,000	2,106,749
East Chicago Elementary School Building First Mortgage Series A, 6.25% due 7/5/2008	NR/A	350,000	399,042
Gary Building Corp. - Lake County First Mortgage Series 1994-B, 8.25% due 7/1/2010 (Sears Building Project)	NR/NR	1,000,000	1,029,100
Goshen Chandler School Building Capital Appreciation Refunding, 0% due 1/15/2011 (Insured: MBIA)	Aaa/AAA	1,020,000	806,851
Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North Delaware School Building Project; Insured: AMBAC)	Aaa/AAA	2,600,000	2,868,840
Huntington Economic Development Revenue, 6.40% due 5/1/2015 (United Methodist Memorial Project)	NR/NR	1,000,000	1,058,620
Indiana Bond Bank Common School Fund Advanced Purchase Funding, 5.00% due 2/1/2009 (Insured: AMBAC)	Aaa/AAA	700,000	778,169
Indiana Bond Bank Special Program Hendrick’s Redevelopment Series B, 6.20% due 2/1/2023 (LOC: Canadian Imperial	NR/A+	1,500,000	1,709,670
Bank)
Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)*	NR/AA-	575,000	581,469
Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016 (Clarian Health Obligation Group Project;	Aaa/AAA	800,000	881,896
Insured: MBIA)
Indiana Public School Building Corp. First Mortgage, 6.00% due 7/5/2007 (Insured: State Aid Witholding)	NR/AA	910,000	1,024,269
Indiana State Educational Facilities Authority Revenue, 5.65% due 10/1/2015 (University of Indianapolis	NR/A-	1,065,000	1,180,286
Project)
Indiana State Educational Facilities Authority Revenue, 5.70% due 10/1/2016 (University of Indianapolis	NR/A-	1,025,000	1,134,368
Project)
Indianapolis Airport Authority Revenue Refunding Series A, 5.75% due 7/1/2005 (Insured: FGIC)	Aaa/AAA	1,000,000	1,056,130
Indianapolis Economic Development Revenue, 5.50% due 6/1/2014	Aa3/NR	500,000	559,455
Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009 (ETM)*	Aa2/AA-	740,000	636,518
Portage Township Multi School Bldg., 5.50% due 7/15/2015 (Insured: FGIC)	Aaa/AAA	500,000	568,540
Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025 put 6/1/2007 (Indiana Michigan Power Co.	Baa2/BBB	2,500,000	2,607,375
Project)
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012	NR/AA-	1,200,000	1,371,876
West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2017 (Insured: FGIC and State Aid Withholding)	Aaa/AAA	1,685,000	1,938,946
Iowa	-2.10%
Iowa Department of General Services Certificate of Participation Series 1992, 6.50% due 7/1/2006 (Insured:	Aaa/AAA	2,590,000	2,622,427
AMBAC) (ETM)*
Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013 (Genesis Medical Center Project)	A1/NR	1,000,000	1,108,110
Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012 (Trinity Regional Hospital Project;	Aaa/AAA	1,000,000	1,183,250
Insured: FSA)
Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016	A1/NR	1,000,000	1,128,130
Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic Health Initiatives Project)	Aa2/AA	2,000,000	2,224,120
Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due 12/1/2015	Aa3/AA-	1,250,000	1,381,012
Kansas	-1.00%
Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due 11/15/2019 (Christi Health System Project)	NR/A+	4,200,000	4,717,272
Kentucky	-1.40%
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2015 (Norton Healthcare Project; Insured:	Aaa/AAA	4,000,000	4,265,040
MBIA)
Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/2005 (Paul B. Hall Medical Center	NR/NR	1,120,000	1,127,022
Project)
Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied Irish Bank PLC)	NR/NR	785,000	840,712
Louisiana	-2.00%
East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/2011 (Collateralized: GNMA)	Aaa/AAA	1,738	1,774
Jefferson Sales Tax District Revenue Series B, 5.50% due 12/1/2008 (Insured: AMBAC)	Aaa/AAA	1,595,000	1,820,023
Louisiana Local Govt. Environment Series A, 4.10% due 9/1/2007 (Housing Bellemont Apts. Project)	Baa1/NR	390,000	390,975
Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/2009 (Schwegman Westside Expressway	NR/NR	1,709,550	288,487
Project A) (a)
Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put 9/1/2008 (Loop LLC Project)	A3/A-1	3,250,000	3,393,032
Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due 11/15/2013 (International Paper Co. Project)	Baa2/BBB	3,000,000	3,329,820
Massachusetts	-1.20%
Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015 (Odd Fellows Home Project)	NR/NR	1,205,000	1,121,867
Massachusetts Housing Finance Authority Insured Rental Housing Series 1994-A, 6.20% due 1/1/2006 (Insured:	Aaa/AAA	2,510,000	2,580,606
AMBAC)
Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due 12/1/2011 (Insured: MBIA)	Aaa/AAA	1,905,000	2,004,632
Michigan	-1.60%
Kalamazoo Hospital Finance Authority Revenue Series 1994-A, 6.25% due 6/1/2014 (Borgess Medical Center Project)	Aaa/AAA	650,000	797,394
(ETM)*
Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013 (Insured: MBIA)	Aaa/AAA	1,000,000	1,241,030
Livonia Public School District, 5.50% due 5/1/2014	Aaa/AAA	750,000	760,260
Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due 9/15/2007 (Greenwood Villa Project;	Aaa/AAA	415,000	425,641
Insured: FSA)
Michigan State Building Authority Revenue Refunding Facilities Program Series I, 5.25% due 10/15/2017	Aaa/AAA	2,450,000	2,723,689
Southfield Economic Development Corp. Refunding Revenue N.W. 12 Limited Partnership, 7.25% due 12/1/2010	NR/NR	1,530,000	1,531,836
Minnesota	-0.40%
Minneapolis St. Paul Health, 6.00% due 12/1/2018 (Healthpartners Obligation Group Project)	Baa1/BBB+	1,000,000	1,083,010
Southern Minnesota Municipal Power Agency Supply, pre-refunded to various dates, Series A, 5.75% due 1/1/2018	Aaa/AAA	700,000	716,121
(Insured: MBIA)
Mississippi	-0.50%
Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009	A2/NR	1,500,000	1,515,810
Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush Foundation Project; Guaranty: Connie Lee)	Baa3/AAA	635,000	658,050
Missouri	-1.20%
Missouri Development Finance Board Healthcare Series A, 5.40% due 11/1/2018 (Lutheran Home Aged Project; LOC:	A2/NR	2,025,000	2,111,832
Commerce Bank)
Missouri Environment Improvement Energy Refunding, 3.90% due 1/2/2012 put 9/1/2004 (Kansas City Power & Light	VMIG1/A-2	2,000,000	2,018,480
Project)
St. Louis Municipal Finance Corp. Leasehold Revenue, 6.25% due 2/15/2012 pre-refunded 2/1/2005	Aaa/AAA	1,175,000	1,227,687
Nebraska	-0.20%
Madison County Hospital Authority 1 Hospital Revenue, 5.50% due 7/1/2014 (Faith Regional Health Services	NR/AA	845,000	929,880
Project; Insured: Radian)
Nevada	-1.90%
Clark County Pollution Control Revenue Series B, 6.60% due 6/1/2019 (Nevada Power Company Project; Insured:	Aaa/AAA	640,000	662,528
FGIC)
Las Vegas Special Improvement District Refunding Senior Local Improvement Series A, 5.375% due 6/1/2013	Aaa/AAA	1,235,000	1,379,544
(Insured: FSA)
Washoe County Capital Appreciation Reno Sparks Series B, 0% due 7/1/2011 (Insured: FSA)	Aaa/AAA	2,600,000	2,010,242
Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015 (Washoe Medical Center Project)	A2/A+	2,250,000	2,292,030
Washoe County School District Refunding Series B, 5.00% due 6/1/2010 (Insured: FGIC)	Aaa/AAA	2,350,000	2,636,606
New Hampshire	-1.90%
Manchester Housing & Redevelopment Authority, 0% due 1/1/2017	NR/AA	5,140,000	2,628,390
Manchester Housing & Redevelopment Authority Capital Appreciation Series B, 0% due 1/1/2016 (Insured: Radian)	NR/AA	4,990,000	2,680,279
New Hampshire Pollution Refunding Central Maine Power Co., 5.375% due 5/1/2014	A3/BBB+	3,000,000	3,253,830
New Jersey	-1.30%
New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for Living Development Project; LOC: PNC Bank)	A3/A	265,000	266,312
New Jersey State Transport Trust Fund Authority Series C, 5.50% due 6/15/2017 (Transportation Systems Project)	Aa3/AA-	5,000,000	5,642,350
New Mexico	-0.60%
New Mexico Housing Authority, Multi Family Housing Revenue, 1.02% due 1/15/2033 put 4/8/2004 (Arbors/Courtyard	NR/A1+	3,000,000	3,000,000
Apartments Project) (weekly demand notes)
New York	-3.00%
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	2,000,000	2,159,340
Metro Transportation Authority New York Service Control Series B, 5.25% due 7/1/2006	A3/AA-	1,080,000	1,165,504
Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000	1,159,010
New York City General Obligation Series E, 6.00% due 8/1/2008 (Insured: FGIC)	Aaa/AAA	1,935,000	2,133,879
New York City Industrial Development Agency Series A, 5.00% due 6/1/2010 (Lycee Francais De New York Project;	NR/A	1,175,000	1,282,630
Insured: ACA)
New York City Transitional Finance Authority, 1.15% due 11/1/2022 put 4/1/2004 (LOC: Bank of New York) (daily	VMIG1/A1+	400,000	400,000
demand notes)
New York City Trust Cultural Resources, 5.75% due 7/1/2015 (Museum of American Folk Art Project; Insured: ACA)	NR/A	875,000	962,649
New York Housing Finance Service Series A, 6.375% due 9/15/2015 pre-refunded 9/15/2007 @ 100	A3/AAA	220,000	252,606
New York Series B-2, Subseries B-4, 1.10% due 8/15/2023 put 4/1/2004 (daily demand notes)	VMIG1/A1+	500,000	500,000
New York State Dormitory Authority Revenues, 5.75% due 7/1/2022	NR/AAA	1,290,000	1,305,196
Port Authority New York & New Jersey Special Obligation, 6.25% due 12/1/2011 (JFK International Air Terminal 6	Aaa/AAA	2,200,000	2,545,620
Project)
North Carolina	-0.40%
Craven County Industrial Facilities Pollution Control Financing Authority Solid Waste Revenue, 7.875% due	Baa2/NR	650,000	658,931
6/1/2005 (Weyerhaeuser Co. Project)
North Carolina Eastern Municipal Power Refunding Series A, 5.70% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	1,200,000	1,335,408
North Dakota	-0.10%
Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/2006 (Altra Health Systems Obligated	Aaa/AAA	365,000	403,091
Group Project; Insured: MBIA)
Ohio	-2.20%
Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000	1,151,790
Cleveland Cuyahoga County Development Bond Fund A, 6.25% due 5/15/2016 (LOC: FifthThird Bank)	NR/NR	1,530,000	1,571,570
Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/2010 (Heinzerling Foundation Project; LOC:	Aa2/NR	1,100,000	1,164,240
Banc One)
Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project) (ETM)*	A3/NR	500,000	511,835
Middleburg Heights Ohio Refunding, 6.75% due 8/15/2005 (Southwest General Health Center Project; Insured: FSA)	Aaa/AAA	500,000	537,260
North Ridgeville Economic Development, 0% due 2/1/2015	NR/A	630,000	261,866
Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015 (General Motors Corp. Project)	Baa1/BBB	2,000,000	2,177,900
Ohio State Higher Educational Facility Revenue, 5.05% due 7/1/2037 put 7/1/16 (Kenyon College Project)	A2/A	1,600,000	1,702,736
Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due 10/20/2012 (Collateralized: GNMA)	Aaa/NR	760,000	825,253
Oklahoma	-2.40%
Grady County Industrial Authority Correctional Facilities, 5.00% due 11/1/2004 (Insured: MBIA)	Aaa/AAA	175,000	178,346
Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008 (Insured: AMBAC)	Aaa/AAA	1,020,000	916,245
Oklahoma City Municipal Water & Sewer Capital Appreciation Series C, 0% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	500,000	481,205
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2011 (Insured: AMBAC)	Aaa/AAA	1,125,000	875,408
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2013 (Insured: AMBAC)	Aaa/AAA	1,485,000	1,038,876
Oklahoma Development Finance Authority Hospital Association Pooled Hospital A, 5.40% due 6/1/2013 (Insured:	Aaa/AAA	825,000	923,002
AMBAC)
Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010 (Integris Baptist Project; Insured: AMBAC)	Aaa/AAA	750,000	876,510
Tulsa County Independent School District Combined Purpose, 4.50% due 8/1/2007	Aa3/A+	2,800,000	3,032,764
Tulsa Industrial Development Authority Hospital Revenue, 6.10% due 2/15/2009 pre-refunded 2/15/2006 @ 100 (St	Aa3/AA	1,485,000	1,607,735
John’s Medical Center Project)
Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/2006 (Ogden Martin Project; Insured:	Aaa/AAA	500,000	547,345
AMBAC)
Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/2009	NR/NR	500,000	513,400
Oregon	-0.60%
Albany Hospital Facility Authority Gross Revenue & Refunding Series 1994, 7.00% due 10/1/2005 (Mennonite Home	NR/NR	705,000	724,366
Project)
Forest Grove Campus Improvement & Refunding Pacific University, 6.00% due 5/1/2015 (Insured: Radian)	NR/AA	800,000	900,960
Oregon Economic Development Department of Revenue Series CLII, 7.70% due 12/1/2014 (Smokecraft Project; LOC:	Aa2/NR	1,070,000	1,110,521
Seafirst Bank)
Pennsylvania	-2.10%
Admiral Peary Area Vocational School, 5.25% due 2/1/2005	NR/A	380,000	381,269
Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)*	NR/AAA	500,000	637,555
Allegheny County Hospital Development Health Series B, 6.50% due 5/1/2012 (South Hills Health Systems Project)	Baa1/NR	1,400,000	1,472,212
Carbon County Industrial Development Authority Refunding, 6.65% due 5/1/2010 (Panther Creek Partners Project)	NR/BBB-	1,750,000	1,912,977
Lancaster County Capital Appreciation Series B, 0% due 5/1/2014 (Insured: FGIC)	Aaa/NR	795,000	521,782
Lancaster County Capital Appreciation Series B, 0% due 11/1/2014 (Insured: FGIC)	Aaa/NR	795,000	508,554
Lancaster County Capital Appreciation Series B, 0% due 5/1/2015 (Insured: FGIC)	Aaa/NR	800,000	490,008
Lehigh County General Purpose Shepard Rehab. Hospital, 6.00% due 11/15/2007 (Insured: AMBAC)	Aaa/AAA	785,000	893,134
McKeesport Area School District Series B, 0% due 10/1/2004	NR/A	800,000	794,048
Pennsylvania Higher Education University Series 14, 0% due 7/1/2020 (Insured: AMBAC)	Aaa/AAA	2,032,839	615,015
Pennsylvania State Higher Educational Facility Allegheny Delaware Valley Obligation A, 5.60% due 11/15/2009	Aaa/AAA	500,000	553,820
(Insured: MBIA)
Pennsylvania State Higher Educational Facility Allegheny Delaware Valley Obligation A, 5.60% due 11/15/2010	Aaa/AAA	480,000	530,290
(Insured: MBIA)
Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004 (ETM)*	Aaa/AAA	365,000	374,589
Rhode Island	-1.30%
Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)	Aaa/AAA	1,840,000	2,123,728
Rhode Island Health & Education Building Hospital Financing, 5.25% due 7/1/2015 (Memorial Hospital Project;	NR/A+	1,325,000	1,420,148
LOC: Fleet Bank)
Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014 (Credit Support: FHA)	NR/AAA	1,000,000	1,115,940
Rhode Island Health & Education Building Refunding Higher Education State University, 5.00% due 3/15/2014	NR/AA	1,065,000	1,145,461
(Insured: Radian)
South Carolina	-0.70%
Darlington County Industrial Development, 6.00% due 4/1/2026 (Sonoco Products Co. Project)	A2/A-	3,100,000	3,285,194
South Dakota	-0.20%
South Dakota Housing Development Authority Homeownership Series B, 4.85% due 5/1/2009	Aa1/AAA	1,000,000	1,083,210
Tennessee	-0.50%
Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized: FNMA)	NR/AAA	2,000,000	2,111,740
Texas	-16.80%
Austin Utility Systems Revenue Refunding Comb Series A, 5.75% due 11/15/2013 (Insured: MBIA)	Aaa/AAA	500,000	509,240
Bexar County Health Facilities Development Corp., 6.125% due 7/1/2022 (Army Retirement Residence Project)	NR/BBB-	1,250,000	1,332,988
Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured: MBIA)	Aaa/NR	600,000	651,126
Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured: MBIA)	Aaa/NR	1,035,000	1,110,928
Bexar County Housing Finance Corp., 6.50% due 12/1/2021	A3/NR	2,000,000	1,981,140
Bexar County Housing Finance Corp. Multi Family Housing, 5.40% due 8/1/2012(Dymaxion & Marrach Park Apts. A	Aaa/NR	1,200,000	1,285,656
Project; Insured: MBIA)
Bexar County Housing Finance Corp. Multi Family Housing, 5.95% due 8/1/2020(Dymaxion & Marrach Park Apts. A	Aaa/NR	1,270,000	1,385,748
Project; Insured: MBIA)
Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014 (Honey Creek Apartments Project; Insured:	Aaa/NR	975,000	1,046,662
MBIA)
Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020 (Honey Creek Apartments Project; Insured:	Aaa/NR	800,000	847,392
MBIA)
Birdville Independent School District Refunding, 0% due 2/15/2012 (Guaranty: PSF)	Aaa/AAA	2,800,000	2,088,828
Carroll Independent School District Capital Appreciation Refunding, 0% due 2/15/2011 (Guaranty: PSF)	Aaa/AAA	1,130,000	854,529
Coppell Independent School District Capital Appreciation Refunding, 0% due 8/15/2013 (Guaranty: PSF)	NR/AAA	5,000,000	3,214,750
De Soto Independent School District Refunding, 5.125% due 8/15/2017 (Guaranty: PSF)	NR/AAA	1,100,000	1,102,816
Duncanville Independent School District Capital Appreciation Refunding Series B, 0% due 2/15/2016 (Guaranty:	Aaa/AAA	3,000,000	1,652,460
PSF)
El Paso Independent School District Capital Appreciation Refunding, 0% due 8/15/2010 (Guaranty: PSF)	Aaa/AAA	3,750,000	2,913,412
El Paso Independent School District Capital Appreciation Refunding, 0% due 8/15/2011 (Guaranty: PSF)	Aaa/AAA	2,500,000	1,815,650
Ennis Independent School District Refunding, 0% due 8/15/2012 (Guaranty: PSF)	Aaa/NR	2,460,000	1,753,144
Ennis Independent School District Refunding, 0% due 8/15/2013 (Guaranty: PSF)	Aaa/NR	2,490,000	1,695,889
Ennis Independent School District Refunding, 0% due 8/15/2014 (Guaranty: PSF)	Aaa/NR	2,525,000	1,602,819
Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009	Aa2/AA	1,000,000	1,124,160
Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health Retardation Center Project)	NR/BBB+	1,375,000	1,486,760
Hays Consolidated Independent School District Capital Appreciation, 0% due 8/15/2013 (Guaranty: PSF)	Aaa/AAA	6,245,000	4,179,341
Houston Water Conveyance System Contract Certificate of Participation Series F, 7.20% due 12/15/2004 (Insured:	Aaa/AAA	880,000	916,678
AMBAC)
Irving Hospital Authority Series B, 5.80% due 7/1/2009 (Irving Healthcare Systems Project; Insured: FSA)	Aaa/AAA	470,000	493,002
Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375% due 8/15/2014	Aa2/AA	1,500,000	1,700,895
Leander Independent School District Unlimited Tax School Building & Refunding Series 1992, 0% due 8/15/2005	Aaa/NR	2,000,000	1,956,380
(Guaranty: PSF)
Mesquite Independent School District Refunding, 0% due 8/15/2012 (Guaranty: PSF)	NR/AAA	1,420,000	1,005,104
Midlothian Independent School District Capital Appreciation Refunding, 0% due 2/15/2012 (Guaranty: PSF)	Aaa/NR	1,000,000	746,010
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012 (Insured: Radian)	Baa2/AA	735,000	833,233
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013 (Insured: Radian)	Baa2/AA	500,000	562,700
North Central Texas Health Facility Development, 5.50% due 4/1/2005 (Zale Lipshy University Hospital Project;	Aaa/AAA	500,000	520,900
Insured: FSA)
North Central Texas Health Facility Development Refunding, 5.50% due 5/15/2013 (Hospital Baylor Health Care	Aa3/AA-	500,000	525,625
Systems Project)
North Central Texas Health Facility Development Series B, 5.75% due 2/15/2015 (Insured: MBIA)	Aaa/AAA	2,400,000	2,755,824
Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013 (Guaranty: PSF)	Aaa/AAA	1,000,000	1,145,250
Sabine River Authority Texas Pollution Refunding Series A, 5.80% due 7/1/2022 (TXU Energy Co. Project)	Baa2/BBB	1,000,000	1,032,670
Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016	Baa2/BBB-	3,000,000	3,264,120
Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)	Aaa/AAA	1,775,000	2,092,388
Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris Methodist Health Systems Project; Insured: AMBAC)	Aaa/AAA	715,000	729,765
(ETM)*
Tarrant County Health Facilities, 6.625% due 11/15/2020 (Adventist/Sunbelt)	A3/A	3,500,000	3,915,695
Texarkana Health Facilities Hospital Refunding Series A, 5.75% due 10/1/2009 (Wadley Regional Medical Center	Aaa/AAA	500,000	574,430
Project; Insured: MBIA)
Texarkana Health Facilities Hospital Refunding Series A, 5.75% due 10/1/2011 (Insured: MBIA)	Aaa/AAA	2,500,000	2,914,850
Texas State Capital Appreciation Refunding Superconducting Series C, 0% due 4/1/2004 (ETM)*	Aaa/AAA	1,000,000	1,000,000
Texas State Turnpike Authority Central Turnpike Systems Bond Anticipation Notes Second Tier, 5.00% due 6/1/2007	Aa3/AA	1,000,000	1,093,420
Texas State Unrefunded Balance, 7.00% due 8/1/2020 (Water Development Board Project)	Aa1/AA	2,420,000	2,464,746
Travis County Health Facilities Development Series A, 5.75% due 11/15/2010 (Ascension Health Project; Insured:	Aaa/AAA	2,000,000	2,298,880
MBIA)
Travis County Health Facilities Development Series A, 6.25% due 11/15/2014(Ascension Health Project; Insured:	Aaa/AAA	3,000,000	3,594,270
MBIA)
Upper Trinity Regional Water District Regional Treated Water Supply Systems Series A, 7.125% due 8/1/2008	Aaa/AAA	600,000	717,246
(Insured: FGIC)
Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2015 pre-refunded 11/15/2009 (Ascension	Aa2/AAA	870,000	1,033,047
Health)
Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2016 pre-refunded 11/15/2009 (Ascension	Aa2/AAA	1,050,000	1,246,780
Health)
West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017 (Insured: Radian)	NR/AA	500,000	558,830
Utah	-1.10%
Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012 (Insured: AMBAC)	Aaa/AAA	1,085,000	1,221,157
Utah Board Regents Auxiliary Refunding Series A, 5.25% due 5/1/2013	NR/AA	595,000	668,363
Utah County Municipal Building Authority, 5.50% due 11/1/2016 (Insured: AMBAC)	Aaa/NR	1,000,000	1,125,080
Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support: FHA)	NR/AAA	585,000	620,393
Utah Housing Finance Agency Single Family Mortgage D-2 Class I, 5.85% due 7/1/2015	Aa2/AA	180,000	184,228
Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A, 5.00% due 10/1/2012 (Insured: AMBAC)	Aaa/NR	940,000	1,052,800
Virginia	-3.70%
Alexandria Industrial Development Authority, 5.90% due 10/1/2020 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,318,560
Alexandria Industrial Development Authority Institute For Defense Analyses Series A, 6.00% due 10/1/2014	Aaa/AAA	1,500,000	1,776,690
(Insured: AMBAC)
Alexandria Industrial Development Authority Institute For Defense Analyses Series A, 6.00% due 10/1/2015	Aaa/AAA	1,590,000	1,881,367
(Insured: AMBAC)
Arlington County Industrial Development, 6.30% due 7/1/2016	NR/A	500,000	541,315
Capital Region Airport Commission Refunding Series B, 8.125% due 7/1/2014 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,071,500
Fauquier County Industrial Development Authority, 5.50% due 10/1/2016 (Insured: Radian)	NR/AA	1,000,000	1,111,500
Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994, 7.00% due 7/1/2024 put	Baa1/A-1	2,000,000	2,026,500
7/1/2004 (Chase Hampton Apartments Project; LOC: Credit Suisse)
Hanover County Industrial Development Authority Medical Facilities Revenue, 6.00% due 10/1/2021 (Insured: MBIA)	Aaa/AAA	795,000	813,198
(ETM)*
Norton Industrial Development Authority Hospital Refunding, 6.00% due 12/1/2014 (Norton Community Hospital	NR/A	1,635,000	1,844,869
Project; Insured: ACA)
Spotsylvania County Industrial Development, 6.00% due 9/1/2019 put 9/1/2008 (Walter Grinders Project; LOC:	NR/NR	2,095,000	2,208,151
Deutsche Bank)
Virginia College Building Authority, 5.55% due 11/1/2019 put 11/1/2004 @ 100 (University of Richmond Project)	Aa1/AA	500,000	512,240
Washington	-6.20%
Benton County Public Utility District Refunding Series A, 5.625% due 11/1/2012 (Insured: FSA)	Aaa/AAA	1,500,000	1,724,445
Energy Northwest Washington Series A, 5.60% due 7/1/2015 (Wind Project)	A3/A-	1,000,000	1,060,620
Energy Northwest Washington Series B, 5.10% due 7/1/2009 (Wind Project)	A3/A-	745,000	793,820
Grant County Public Utility District-2 Wanapum Hydro Electric Revenue Series C, 6.00% due 1/1/2006 (Insured:	Aaa/AAA	285,000	306,959
AMBAC)
Snohomish County Public Utility 001 Systems Notes, 5.00% due 12/1/2005	A1/SP1+	500,000	530,225
Tacoma Electric Systems Revenue Series A, 5.50% due 1/1/2012 (Insured: FSA)	Aaa/AAA	750,000	853,620
University of Washington Revenue Refunding, 5.25% due 8/15/2009 (University of Washington Medical Center	Aaa/AAA	1,350,000	1,523,623
Project; Insured: MBIA)
Vancouver Downtown Redevelopment Senior Series A, 5.50% due 1/1/2018 (Conference Center Project; Insured: ACA)	NR/A	3,500,000	3,753,505
Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured: MBIA)	Aaa/AAA	2,690,000	3,062,162
Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured: MBIA)	Aaa/AAA	1,735,000	2,022,090
Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured: MBIA)	Aaa/AAA	1,945,000	2,249,412
Washington Health Care Facilities Refunding, 6.375% due 10/1/2010 (Insured: FGIC)	Aaa/AAA	1,500,000	1,795,980
Washington Health Care Facilities Sea Mar Community Health Center, 5.60% due 1/1/2018 (LOC: U.S. Bancorp)	Aa3/NR	1,025,000	1,103,115
Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland Center Project; Insured: Radian)	NR/AA	500,000	555,115
Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland Center Project; Insured: Radian)	NR/AA	1,000,000	1,102,650
Washington Public Power Supply Capital Appreciation Refunding Series B, 0% due 7/1/2011	Aaa/AA-	1,000,000	761,700
Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured: FSA)	Aaa/AAA	3,030,000	3,332,909
Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)	Aaa/AA-	960,000	771,898
Washington State Multi Family Mortgage Revenue, 6.30% due 1/1/2021 put 1/1/2011 @100 (LOC: US Bank N.A.)	NR/AA-	1,000,000	1,122,240
West Virginia	-0.20%
Marshall County West Virginia Pollution Control, 5.90% due 4/1/2022 (Insured: MBIA)	Aaa/AAA	1,000,000	1,015,260
Wisconsin	-0.70%
Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project; Guaranty: SBA)	NR/NR	60,000	60,133
Wisconsin Health & Educational Facilities, 5.75% due 8/15/2020 (Eagle River Memorial Hospital Inc. Project; Insured: Radian)	NR/AA	1,000,000	1,086,620
Wisconsin Housing & Economic Development Housing Series A, 5.875% due 11/1/2016 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,155,080

TOTAL INVESTMENTS (100%) (Cost $428,467,089)			$459,421,367

†Credit ratings are unaudited. Escrowed to maturity
(a) Bond in default, non income-producing security.
See notes to financial statements.

23

Index Comparisons

Thornburg Intermediate Municipal Fund

March 31, 2004

Compares performance of Thornburg Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index, and the Consumer Price Index, for periods ending March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.3 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Intermediate Municipal Fund Class A Total Returns, Since July 31, 1991, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class A Shares
Average Annual Total Returns

(periods ending 3/31/04, at max. offering price)

One year:	2.24%
Five years:	4.07%
Ten years:	5.18%
Since inception (7/22/91):	5.88%

Thornburg Intermediate Municipal Fund Class C Total Returns, Since Inception, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class C Shares Average Annual Total Returns(periods ending 3/31/04)

One year:	3.51%
Five years:	4.09%
Since inception (9/1/94):	4.91%

Maximum sales charge of the Fund’s Class A Shares is 2.00%. C shares include a 0.60% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, visit www.thornburg.com.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years. The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

24

Thornburg Intermediate Municipal Fund

A shares

Outperformed Tax-Free Money Market Funds

(Unaudited)

Investors sometimes ask us to compare Thornburg Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Thornburg Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, and since inception for each class of shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the “Lipper Tax-free Money Market Average” for the months covered by this analysis. The increase for the Class A Shares of Thornburg Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.11 per share and the ending NAV at $13.60 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Intermediate Municipal Fund also declares dividends daily and pays them monthly.

25

Thornburg Intermediate Municipal Fund - I Shares

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Intermediate Municipal Fund - I Shares

Semi-Annual Report March 31, 2004

Thornburg Intermediate Municipal Fund ALL DATA AS OF 3/31/04

FUND FACTS: Thornburg Intermediate Municipal Fund

--	I Shares
Annualized Distribution Rate (at NAV)	4.05%
SEC Yield	2.91%
NAV	$ 13.58
Maximum Offering Price	$ 13.58
TOTAL RETURNS: Annual Average
One Year	4.69%
Three Years	5.79%
Five Years	4.81%
Since Inception	5.53%
Inception Date	7/5/1996
There is no up front sales charge for this class of shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period, expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

1

Thornburg Intermediate Municipal Fund

Letter to shareholders

April 16, 2004

Dear Fellow Shareholder:

I am pleased to present the semi-annual report for your Thornburg Intermediate Municipal Fund. The net asset value of the I shares increased by 4 cents to $13.58 during the six month period ending March 31, 2004. If you were with us for the entire period, you received dividends of 27.8 cents per share. If you reinvested dividends, you received 28.1 cents per share.

Interest rates on intermediate municipal bonds fell slightly over the six-month period ending March 31, 2004. For example, the interest rate on a ten-year AAA rated municipal bond dropped from 3.67% to 3.49% from the end of September to the end of March. Lower interest rates helped the Fund’s net asset value appreciate somewhat to produce a total return of 2.37% over the six-month period. The Merrill Lynch 7-12 Year Municipal Bond Index had a total return of 3.33%, and the average intermediate municipal bond fund tracked by Lipper returned 2.08% over the same time period. The Index has a significantly longer duration than the Fund (7.3 versus 4.5), causing it to perform better than the Fund in falling interest rate environments such as the 6 months ending March 31, 2004.

Municipal bond yields reached a low point on March 9th and have been trending upwards since then. For example, the yield on a high quality 7-year municipal bond is up 0.58% to 3.25% as of April 13, 2004. Yields are up because economic growth has finally led to employment growth. That point was made abundantly clear with the announcement of 308,000 new jobs on April 2nd. Whether interest rates will keep climbing depends largely upon what happens to inflation.

We believe that consumer price inflation has probably bottomed around the 1.2% level. Many commodity prices have doubled over the last year. Price pressures abound in metals, petroleum products, chemicals, paper, and even in soybeans! Transportation costs are going up rapidly. Unit labor costs have been subdued because of productivity gains, but past productivity gains may prove very hard to replicate. All these factors should lead to somewhat higher inflation over the next few years.

Higher inflation, coupled with rising bond issuance will likely give rise to higher interest rates on bonds. For now, a 1% Fed Funds target seems to be keeping a cap on how high bond yields can go, but the Federal Reserve will probably have to start moving to a less accommodative policy before the end of this year. If that happens, we would expect bond yields to rise above current trading ranges.

We have prepared for this environment by keeping the duration of your portfolio to the short end of its typical range. We have also generally favored bonds that we believe will be less price sensitive to interest rate changes. We have not deviated from our long-held strategy of laddering short and intermediate bonds because we believe that laddering is the most effective way to deal with changing interest rates in an uncertain world.

Your Thornburg Intermediate Municipal Fund is a laddered portfolio of over 330 municipal obligations from 45 states. Today, your Fund’s weighted average maturity is 8.3 years. We always keep it below 10 years. We ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund’s price volatility. Second, laddering gives your Fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are

2

Thornburg Intermediate Municipal Fund

Letter to shareholders, Continued

        typically higher. The chart at right describes the percentages of your Fund’s bond portfolio maturing in each of the coming years.

% of portfolio	Cumulative %
maturing within	maturing by end of

2 years = 12%	year 2 = 12%
2 to 4 years = 8%	year 6 = 32%
6 to 8 years = 13%	year 8 = 45%
8 to 10 years = 14%	year 10 = 59%
10 to 12 years = 15%	year 12 = 74%
12 to 14 years = 12%	year 14 = 86%
14 to 16 years = 5%	year 16 = 91%
16 to 18 years = 6%	year 18 = 97%
Over 18 years = 3%	Over 18 years = 100%

Percentages can and do vary. Data as of 3/31/04

Local issuers dependent upon property taxes have benefited from a strong real estate market. They make up a large percentage of your Fund, and have generally been stable to improving credits. State credit quality has begun to stabilize after two very difficult years. We have kept your Fund’s exposure to the states relatively low, but are beginning to see signs of improvement in certain states that have controlled spending and are now experiencing a revenue rebound. Your Fund has also found attractive opportunities in selected utility, health care, and housing bonds. Currently, 89% of the portfolio is rated A or above and 53% is rated AAA by Moody’s or Standard and Poor’s.
Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

3

Statement of assets and liabilities
Thornburg Intermediate Municipal Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $428,467,089)	$459,421,367
Cash	103,942
Receivable for investments sold	728,095
Receivable for fund shares sold	832,946
Interest receivable	6,265,661
Prepaid expenses and other assets	47,972

Total Assets	467,399,983

LIABILITIES
Payable for fund shares redeemed	1,369,768
Accounts payable and accrued expenses	184,856
Payable to investment advisor (Note 3)	226,259
Dividends payable	1,411,577

Total Liabilities	3,192,460

NET ASSETS	$464,207,523

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$30,954,278
Accumulated net realized gain (loss)	(13,087,263)
Net capital paid in on shares of beneficial interest	446,340,508

$464,207,523

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($380,305,167 applicable to 27,962,562 shares of beneficial
interest outstanding - Note 4)	$13.60
Maximum sales charge, 2.00% of offering price	0.28

Maximum Offering Price Per Share	$13.88

Class C Shares:
Net asset value and offering price per share *
($62,890,320 applicable to 4,618,379 shares of beneficial
interest outstanding - Note 4)	$13.62

Class I Shares:
Net asset value, offering and redemption price per share
($21,012,036 applicable to 1,547,207 shares of beneficial
interest outstanding - Note 4)	$13.58

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

4

Statement of operations
Thornburg Intermediate Municipal Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME:
Interest income (net of premium amortized of $1,080,999)	$11,062,846

EXPENSES:
Investment advisory fees (Note 3)	1,152,594
Administration fees (Note 3)
Class A Shares	239,249
Class C Shares	37,948
Class I Shares	4,942
Distribution and service fees (Note 3)
Class A Shares	409,649
Class C Shares	313,288
Transfer agent fees
Class A Shares	79,010
Class C Shares	18,305
Class I Shares	8,844
Registration and filing fees
Class A Shares	6,833
Class C Shares	4,776
Class I Shares	5,404
Custodian fees (Note 3)	104,882
Professional fees	25,175
Accounting fees	19,965
Trustee fees	5,480
Other expenses	40,841

Total Expenses	2,477,185
Less:
Expenses reimbursed by investment advisor (Note 3)	(59,383)
Distribution and service fees waived (Note 3)	(125,315)
Fees paid indirectly (Note 3)	(1,007)

Net Expenses	2,291,480

Net Investment Income	8,771,366

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(1,115,492)
Increase (Decrease) in unrealized appreciation of investments	2,330,507

Net Realized and Unrealized
Gain (Loss) on Investments	1,215,015

Net Increase (Decrease) in Net Assets Resulting
From Operations	$9,986,381

See notes to financial statements

5

Statements of changes in net assets
Thornburg Intermediate Municipal Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$8,771,366	$18,090,689
Net realized gain (loss) on investments sold	(1,115,492)	(4,597,883)
Increase (Decrease) in unrealized appreciation of investments	2,330,507	581,701

Net Increase (Decrease) in Net Assets
Resulting from Operations	9,986,381	14,074,507
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(7,294,669)	(15,480,099)
Class C Shares	(1,071,274)	(1,849,255)
Class I Shares	(405,423)	(761,335)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	(10,786,581)	(20,552,567)
Class C Shares	2,037,279	13,877,646
Class I Shares	1,622,874	1,174,895

Net Increase (Decrease) in Net Assets	(5,911,413)	(9,516,208)
NET ASSETS:
Beginning period	470,118,936	479,635,144

End of period	$464,207,523	$470,118,936

See notes to financial statements

6

Thornburg Intermediate Municipal Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valu ations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call

7

Thornburg Intermediate Municipal Fund

Notes to financial statements, continued

March 31, 2004

dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $48,634 for Class C shares, and $10,749 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $1,856 from the sale of Class A shares and collected contingent deferred sales charges aggregating $3,935 from redemptions of Class C shares of the Fund.

Pursuant to a service plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the period ended March 31, 2004, are set forth in the statement of operations. Distribution fees in the amount of $125,315 were waived for Class C shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004 fees paid indirectly were $1,007.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

8

Thornburg Intermediate Municipal Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	2,460,994	$33,366,406	6,705,141	$90,330,472
Shares issued to shareholders in
reinvestment of dividends	263,211	3,566,220	649,800	8,760,445
Shares repurchased	(3,520,201)	(47,719,207)	(8,890,248)	(119,643,484)

Net Increase (Decrease)	(795,996)	$(10,786,581)	(1,535,307)	$(20,552,567)

Class C Shares
Shares sold	513,092	$6,989,703	1,632,604	$22,060,706
Shares issued to shareholders in
reinvestment of dividends	46,841	635,492	102,429	1,382,647
Shares repurchased	(411,637)	(5,587,916)	(709,799)	(9,565,707)

Net Increase (Decrease)	148,296	$2,037,279	1,025,234	$13,877,646

Class I Shares
Shares sold	404,619	$5,474,854	807,931	$10,899,236
Shares issued to shareholders in
reinvestment of dividends	18,133	245,413	39,457	531,139
Shares repurchased	(302,977)	(4,097,393)	(762,688)	(10,255,480)

Net Increase (Decrease)	119,775	$1,622,874	84,700	$1,174,895

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $30,219,309 and $31,994,650, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$428,467,089

Gross unrealized appreciation on a tax basis	$31,213,349
Gross unrealized depreciation on a tax basis	(259,071)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$30,954,278

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2004	$2,201,912
2005	200,249
2006	27,737
2007	6,140
2008	2,563,342
2009	2,374,508
2011	11,597

--	$7,385,485

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

9

March 31, 2004

Financial highlights
Thornburg Intermediate Municipal Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 13.54	$ 13.65	$ 13.26	$ 12.76	$ 12.98	$ 13.74

Income from investment operations:
Net investment income	0.28	0.57	0.61	0.65	0.65	0.66
Net realized and unrealized
gain (loss) on investments	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)

Total from investment operations	0.32	0.46	1.00	1.15	0.43	(0.10)
Less dividends from:
Net investment income	(0.28)	(0.57)	(0.61)	(0.65)	(0.65)	(0.66)

Change in net asset value	0.04	(0.11)	0.39	0.50	(0.22)	(0.76)
Net asset value, end of period	$ 13.58	$ 13.54	$ 13.65	$ 13.26	$ 12.76	$ 12.98

Total return (a)	2.37%	3.49%	7.75%	9.23%	3.45%	(0.79)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	4.10% (b)	4.23%	4.57%	4.99%	5.10%	4.89%
Expenses, after expense reductions	0.67% (b)	0.62%	0.58%	0.55%	0.68%	0.69%
Expenses, after expense reductions
and net of custody credits	0.67% (b)	0.62%	0.58%	--	--	--
Expenses, before expense reductions	0.78% (b)	0.80%	0.79%	0.79%	0.80%	0.79%
Portfolio turnover rate	6.72%	15.13%	16.36%	18.24%	21.97%	23.17%
Net assets at end of period (000)	$ 21,012	$ 19,333	$ 18,330	$ 17,258	$ 17,563	$ 18,772

(a) Not annualized for periods less than one year.
(b) Annualized.

10

Schedule of Investments
Thornburg Intermediate Municipal Fund			March 31, 2004
CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673 NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
Issuer-Description	Credit Rating† Moody’s/S&P	Principal Amount	Value
Alabama	-1.10%
Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)	Aaa/AAA	800,000	$ 926,592
East Alabama Health Care Authority Tax Anticipation Series A, 4.00% due 9/1/2006 (Insured: MBIA)	Aaa/AAA	1,515,000	1,600,689
Huntsville Series A, 6.25% due 2/1/2006	Aa2/AA	505,000	529,866
Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013 (Insured: MBIA)	Aaa/AAA	1,600,000	1,818,576
Alaska	-0.40%
Anchorage Alaska, 5.25% due 10/1/2008 pre-refunded 10/1/2005 (Insured: FGIC)	Aaa/AAA	515,000	545,679
Anchorage Alaska, 5.25% due 10/1/2008 (Insured: FGIC)	Aaa/AAA	485,000	511,505
Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)	Aaa/AAA	500,000	599,560
Arizona	-1.90%
Maricopa County Industrial Development Capital Appreciation Series B, 4.80% due 12/1/2031 put 12/1/2004 (Waste	NR/BBB	4,580,000	4,665,921
Management Inc. Project)
Pima County Industrial Development Authority Series C, 6.70% due 7/1/2021 (Arizona Charter Schools Project)	Baa3/NR	2,715,000	2,804,160
Tucson General Obligation Series D, 9.75% due 7/1/2012 (ETM)*	Aa2/AA	400,000	581,244
Tucson General Obligation Series D, 9.75% due 7/1/2013 (ETM)*	Aa2/AA	500,000	743,160
Arkansas	-0.90%
Conway Electric Revenue Refunding, 2.00% due 8/1/2004	A2/NR	500,000	501,255
Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due 6/1/2012 (Regional Medical Center Project)	NR/A	1,135,000	1,279,701
Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due 6/1/2013 (Regional Medical Center Project)	NR/A	1,200,000	1,342,260
Little Rock Arkansas Capital Improvement, 4.00% due 4/1/2005 (Insured: FSA)	Aaa/AAA	1,000,000	1,028,560
California	-5.40%
California Department of Water Resources Power Series A, 5.75% due 5/1/2017	A3/BBB+	3,000,000	3,354,750
California HFA Revenue Series 1985-B, 9.875% due 2/1/2017	Aa2/AA-	675,000	730,181
California Housing Finance Agency Revenue Multi Family Housing Series D, 1.15% due 2/1/2031 put 4/1/2004 (daily	VMIG1/A1+	1,000,000	1,000,000
demand notes)
California State Department of Water Resources Series B 2, 1.15% due 5/1/2022 put 4/1/2004 (daily demand notes)	VMIG1/A1+	900,000	900,000
California State Series A-3, 1.10% due 5/1/2033 put 4/1/2004 (daily demand notes)	VMIG1/A1+	500,000	500,000
California Statewide Community Development Authority Certificate of Participation, 5.50% due 10/1/2007	Aaa/AAA	4,500,000	5,075,370
(Unihealth America Project; Insured: AMBAC) (ETM)*
Camino Hospital District Revenue Series A, 6.25% due 8/15/2017 (ETM)*	Aaa/AAA	1,000,000	1,178,440
Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/2007 (Center for the Arts Project;	Aaa/AAA	1,740,000	1,540,161
Insured: AMBAC)
Golden West Schools Financing Authority Capital Appreciation, 0% due 8/1/2018 (Insured: MBIA)	Aaa/AAA	2,140,000	1,004,837
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005	Baa3/NR	500,000	544,060
Los Angeles Regional Airport Lease Refunding, 5.25% due 1/1/2009 (Facilities Laxfuel Corp. LA International	Aaa/AAA	1,590,000	1,736,169
Project)
Orange County Apartment Development Revenue, 1.06% due 11/1/2009 put 4/8/2004 (Laguna Summit Apartments	VMIG1/NR	300,000	300,000
Project; LOC: Bank of America) (weekly demand notes)
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	2,280,000	2,421,177
San Diego County Water Authority Revenue & Refunding Series 1993-A, 10.123% due 4/25/2007 (Insured: FGIC)	Aaa/AAA	500,000	611,130
San Marcos Certificate of Participation Series C, 0% due 8/15/2005 (ETM)*	NR/AAA	145,000	142,435
San Marcos Certificate of Participation Series D, 0% due 9/2/2005 (ETM)*	NR/AAA	740,000	$ 726,399
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put 8/1/2009 (Continental Gardens	NR/AAA	1,490,000	1,628,183
Project; Collateralized: FNMA)
Sulphur Springs School District General Obligation Series B, 5.70% due 3/1/2005	NR/A	800,000	832,960
Sunline Transit Agency Certificate of Participation Series A, 5.625% due 7/1/2004	A2/NR	450,000	455,162
Sunline Transit Agency Certificate of Participation Series A, 5.75% due 7/1/2005	A2/NR	215,000	219,534
Colorado	-5.20%
Adams County Communication Center Series A, 5.75% due 12/1/2016	Baa1/NR	1,265,000	1,352,993
Arvada Industrial Development Revenue, 5.25% due 12/1/2007 (Wanco Inc. Project; LOC: US Bank, N.A.)	NR/NR	80,000	82,243
Arvada Industrial Development Revenue, 5.60% due 12/1/2012 (Wanco Inc. Project; LOC: US Bank, N.A.)	NR/NR	450,000	464,535
Central Platte Valley Metropolitan District, 5.15% due 12/1/2013 pre-refunded 12/1/2009	NR/AAA	1,000,000	1,143,640
Central Platte Valley Metropolitan District Refunding Series A, 5.00% due 12/1/2031 put 12/1/2009 (LOC: US	NR/A1+	2,000,000	2,165,300
Bank)
Colorado Educational & Cultural Facilities Refunding, 6.00% due 4/1/2021 (Charter School Cherry Creek Project)	Baa2/NR	500,000	512,615
Colorado Housing Finance Authority Single Family Program Subordinated Series C, 5.75% due 10/1/2007	A1/A+	60,000	60,000
Colorado Springs Company Hospital Revenue Refunding, 5.60% due 12/15/2007 (Insured: MBIA)	Aaa/AAA	500,000	541,005
Colorado Student Obligation Bond Student Loan Senior Subordinated Series B, 6.20% due 12/1/2008	A2/NR	1,545,000	1,618,758
Denver City & County Certificates of Participation Series B, 5.00% due 12/1/2009	Aa2/AA	2,070,000	2,321,547
Denver City & County Certificates of Participation Series B, 5.00% due 12/1/2011	Aa2/AA	2,465,000	2,771,202
El Paso County School District 11, 7.10% due 12/1/2013	Aa3/AA-	500,000	646,180
Glendale Certificates of Participation, 5.40% due 8/15/2008 (Education Center Project)	NR/BBB+	675,000	698,814
Interstate South Metropolitan District Refunding, 6.00% due 12/1/2020 (LOC: BNP Paribas)	NR/AA-	2,395,000	2,462,755
Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre School District Project)	Aa3/NR	2,830,000	3,166,742
Northwest Parkway Public Highway Authority Capital Appreciation Senior Convertible C,0% due 6/15/2014 (Insured:	Aaa/AAA	1,005,000	793,267
FSA)
Plaza Metropolitan District 1 Colorado Revenue Public Improvement Fee/Tax Increment, 7.70% due 12/1/2017	NR/NR	2,500,000	2,529,450
Superior Metropolitan District 1 Water Refunding & Improvement Series B, 5.45% due 12/1/2020 put 12/1/2004 @	NR/A	350,000	358,358
100 (LOC: Allied Irish)
Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/2009	A3/NR	55,000	55,224
Connecticut	-0.10%
Connecticut State Health & Educational Facilities Authority Revenue Yale University Series V-2, 1.10% due	VMIG1/A1+	600,000	600,000
7/1/2036 put 4/1/2004 (daily demand notes)
Delaware	-0.30%
Delaware State Health Facilities Authority Revenue Series A, 5.25% due 5/1/2016 (Nanticoke Memorial Hospital	NR/AA	1,500,000	1,598,490
Project; Insured: Radian)
District of Columbia	-1.10%
District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)*	Aaa/AAA	600,000	676,290
District of Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured: MBIA)	Aaa/AAA	3,000,000	3,598,890
District of Columbia Tax Increment Capital Appreciation, 0% due 7/1/2019 (Mandarin Oriental Project; Insured:	Aaa/AAA	1,500,000	720,780
FSA)
Florida	-2.80%
Broward County Resource Recovery Revenue, 5.00% due 12/1/2007	A3/AA-	1,000,000	1,094,130
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)	Aaa/AAA	1,000,000	1,130,050
Duval County HFA Single Family Housing Revenue Series 94, 6.10% due 4/1/2006 (Collateralized: GNMA)	Aaa/NR	35,000	36,315
Duval County HFA Single Family Housing Revenue Series 94, 6.10% due 10/1/2006 (Collateralized: GNMA)	Aaa/NR	30,000	31,117
Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016 (St. Augustine Apartments Project)	NR/A+	1,000,000	1,043,530
Enterprise Community Development District Assessment Bonds, 6.00% due 5/1/2010 (Insured: MBIA)	Aaa/AAA	1,605,000	1,627,053
Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Project;	Aaa/NR	3,000,000	$3,150,420
Insured: AMBAC)
Florida Board of Education Capital Outlay Refunding Public Education Series D, 5.75% due 6/1/2018	Aa2/AA+	1,200,000	1,370,724
Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/2004 (Evangelical Lutheran Good Samaritan	Aaa/AAA	150,000	150,567
Project; Insured: AMBAC)
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put 6/1/2008 (Cypress Trail Apartments Project;	NR/AA-	1,200,000	1,266,432
Guaranty: Axa Reinsurance)
Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured: MBIA)	Aaa/AAA	650,000	665,951
Turtle Run Community Development District Refunding Water Management Benefit Special Assessment, 5.00% due	Aaa/AAA	1,000,000	1,115,530
5/1/2011 (Insured: MBIA)
Georgia	-0.10%
Georgia Municipal Electric Authority Power Revenue Unrefunded Series Y, 10.00% due 1/1/2010	A2/NR	235,000	319,628
Hawaii	-0.70%
Hawaii Department of Budget & Finance, 6.40% due 7/1/2013 (Insured: MBIA)	Aaa/AAA	2,000,000	2,462,820
Hawaii Housing Finance Development Corp. Series B, 5.85% due 7/1/2017 (Collateralized: FNMA)	Aaa/AAA	970,000	999,857
Idaho	-0.20%
Boise City Industrial Development Corp., 5.40% due 12/15/2009 (Western Trailer Co. Project; LOC: First	Aaa/NR	985,000	998,879
Security)
Illinois	-13.60%
Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due 12/1/2010 pre-refunded 12/1/2004	NR/BBB-	1,930,000	2,018,066
Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/2005 (Insured: MBIA)	Aaa/AAA	300,000	296,160
Champaign County Community Unit Series C, 0% due 1/1/2011 pre-refunded 1/1/2010 @ 94.672 (Insured: FGIC)	Aaa/AAA	800,000	631,720
Chicago Housing Authority Capital, 5.00% due 7/1/2008	Aa3/AA	3,020,000	3,312,276
Chicago Park District Harbor, 5.75% due 1/1/2011	A2/NR	600,000	698,916
Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014 (Insured: ACA)	NR/A	2,285,000	2,411,955
Chicago Wastewater Transmission Revenue Refunding Second Lien, 5.50% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	650,000	749,866
Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured: FGIC)	Aaa/AAA	500,000	550,105
Cook County School District Class A, 0% due 12/1/2022	NR/NR	4,200,000	1,426,362
Du Page County School District Capital Appreciation, 0% due 2/1/2010 (Insured: FGIC)	Aaa/NR	655,000	543,676
Freeport Illinois, 5.375% due 1/1/2018	Aaa/AAA	1,500,000	1,663,770
Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004	Baa1/NR	1,385,000	1,380,734
Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012 (Insured: MBIA)	Aaa/AAA	2,860,000	3,331,128
Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A, 5.90% due 7/1/2009	NR/BBB	720,000	763,826
Illinois Development Financing Authority, 7.125% due 3/15/2007 (Children’s Home & Aid Society Project; LOC:	NR/A-1	500,000	502,190
Bank One)
Illinois Development Financing Authority Debt Restructuring Revenue Series 1994, 7.25% due 11/15/2009 (East St	NR/A	2,400,000	2,528,640
Louis Project)
Illinois Educational Facilities Authority Revenues Adjusted Medium Term, 4.75% due 11/1/2036 put 11/1/2016 @	A2/A	1,160,000	1,202,282
100 (Field Museum Project)
Illinois Educational Facilities Authority Revenues Capital Appreciation, 0% due 7/1/2014 pre-refunded 7/1/2009	Aaa/AAA	475,000	231,002
@ 57.17 (Insured: MBIA)
Illinois Educational Facilities Authority Revenues Loyola University A, 6.00% due 7/1/2012 (Insured: MBIA)	Aaa/AAA	230,000	274,977
(ETM)*
Illinois Educational Facilities Authority Revenues Midwestern University B, 5.50% due 5/15/2018 (Insured: ACA)	NR/A	1,500,000	1,563,660
Illinois Educational Facilities Authority Revenues Series B, 4.40% due 7/1/2025 put 7/1/2004 (University of	Aa1/AA	2,000,000	2,016,480
Chicago Project)
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 5.00% due 7/1/2006 (Insured:	Aaa/AAA	1,540,000	$1,652,035
MBIA)
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 6.00% due 7/1/2011 (ETM)*	Aaa/AAA	770,000	912,304
Illinois Educational Facilities Authority Revenues Unrefunded Balance Loyola A, 6.00% due 7/1/2012 (ETM)*	Aaa/AAA	970,000	1,146,220
Illinois Health Facilities Authority Revenue, 5.50% due 10/1/2009 (Decatur Memorial Hospital Project)	A2/A	1,055,000	1,180,999
Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010 (Insured: FSA)	Aaa/AAA	214,000	221,019
Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013 (Children’s Memorial Hospital Series A	Aaa/AAA	1,900,000	2,161,630
Project; Insured: AMBAC)
Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021 (Midwest Care Center Project; Collateralized:	Aaa/NR	990,000	1,066,002
GNMA)
Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25% due 11/15/2019 (OSF Healthcare Project)	A2/A	1,250,000	1,361,412
Illinois Health Facilities Authority Revenue Series A, 7.60% due 8/15/2010 (Insured: FSA)	Aaa/AAA	37,000	37,182
Illinois Health Facilities Authority Revenue Series A, 6.10% due 8/15/2014 (Northwestern Memorial Hospital	Aa2/AA+	870,000	901,233
Project)
Illinois University Revenues, 5.25% due 1/15/2018 (UIC South Campus Development Project)	Aaa/AAA	1,205,000	1,333,140
Jackson & Williamson Countys, Illinois, 7.50% due 12/1/2009 (Insured: AMBAC)	Aaa/AAA	680,000	850,850
Lake County Community Consolidated School District 73, 9.00% due 1/1/2006 (Insured: FSA)	Aaa/NR	1,000,000	1,126,040
Lake County Community High School Capital Appreciation Series B, 0% due 12/1/2012 (Insured: FGIC)	Aaa/NR	5,550,000	4,000,939
Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)	Aaa/AAA	755,000	845,064
McHenry County School District Woodstock General Obligation, 6.80% due 1/1/2006 (Insured: FSA)	Aaa/AAA	710,000	773,829
Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured: FSA)	Aaa/AAA	1,015,000	1,224,618
Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006	Aa3/NR	800,000	877,296
Sangamon County School District Series A, 5.875% due 8/15/2018 (Hay Edwards Project)	NR/A	2,400,000	2,545,440
Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (Collateralized: GNMA)	Aaa/AAA	1,170,000	1,293,739
Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (Collateralized: GNMA)	Aaa/AAA	1,600,000	1,738,784
Southern Illinois University Revenues, 0% due 4/1/2014 (Insured: MBIA)	Aaa/AAA	1,425,000	943,136
Southwestern Illinois Development Authority Revenue, 5.375% due 8/15/2015	Baa2/BBB+	500,000	515,765
University of Illinois Revenue Capital Appreciation, 0% due 4/1/2014 (Insured: MBIA)	Aaa/AAA	1,590,000	1,052,342
West Chicago Industrial Development Revenue, 6.90% due 9/1/2024 (Leggett & Platt Inc. Project)	NR/A+	1,000,000	1,040,610
Will & Kendall Counties Community Series B, 5.125% due 1/1/2014 (Insured: FSA)	Aaa/AAA	1,000,000	1,104,480
Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011 (Insured: FSA)	Aaa/AAA	3,000,000	2,296,170
Indiana	-6.70%
Allen County Economic Development, 5.80% due 12/30/2012 (Indiana Institute of Technology Project)	NR/NR	895,000	964,040
Allen County Economic Development, 5.75% due 12/30/2015 (Indiana Institute of Technology Project)	NR/NR	1,355,000	1,496,855
Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured: AMBAC)	Aaa/NR	1,000,000	1,121,770
Boone County Hospital Association, 5.625% due 1/15/2015 (Insured: FGIC)	Aaa/AAA	1,000,000	1,116,530
Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due 9/1/2005 (Insured: FHA)	Aa2/NR	35,000	35,490
Dyer Redevelopment Authority, 6.40% due 7/15/2015	NR/BBB+	1,515,000	1,670,606
Dyer Redevelopment Authority, 6.50% due 7/15/2016	NR/BBB+	1,910,000	2,106,749
East Chicago Elementary School Building First Mortgage Series A, 6.25% due 7/5/2008	NR/A	350,000	399,042
Gary Building Corp. - Lake County First Mortgage Series 1994-B, 8.25% due 7/1/2010 (Sears Building Project)	NR/NR	1,000,000	1,029,100
Goshen Chandler School Building Capital Appreciation Refunding, 0% due 1/15/2011 (Insured: MBIA)	Aaa/AAA	1,020,000	806,851
Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North Delaware School Building Project; Insured: AMBAC)	Aaa/AAA	2,600,000	2,868,840
Huntington Economic Development Revenue, 6.40% due 5/1/2015 (United Methodist Memorial Project)	NR/NR	1,000,000	1,058,620
Indiana Bond Bank Common School Fund Advanced Purchase Funding, 5.00% due 2/1/2009 (Insured: AMBAC)	Aaa/AAA	700,000	778,169
Indiana Bond Bank Special Program Hendrick’s Redevelopment Series B, 6.20% due 2/1/2023 (LOC: Canadian Imperial	NR/A+	1,500,000	$1,709,670
Bank)
Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)*	NR/AA-	575,000	581,469
Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016 (Clarian Health Obligation Group Project;	Aaa/AAA	800,000	881,896
Insured: MBIA)
Indiana Public School Building Corp. First Mortgage, 6.00% due 7/5/2007 (Insured: State Aid Witholding)	NR/AA	910,000	1,024,269
Indiana State Educational Facilities Authority Revenue, 5.65% due 10/1/2015 (University of Indianapolis	NR/A-	1,065,000	1,180,286
Project)
Indiana State Educational Facilities Authority Revenue, 5.70% due 10/1/2016 (University of Indianapolis	NR/A-	1,025,000	1,134,368
Project)
Indianapolis Airport Authority Revenue Refunding Series A, 5.75% due 7/1/2005 (Insured: FGIC)	Aaa/AAA	1,000,000	1,056,130
Indianapolis Economic Development Revenue, 5.50% due 6/1/2014	Aa3/NR	500,000	559,455
Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009 (ETM)*	Aa2/AA-	740,000	636,518
Portage Township Multi School Bldg., 5.50% due 7/15/2015 (Insured: FGIC)	Aaa/AAA	500,000	568,540
Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025 put 6/1/2007 (Indiana Michigan Power Co.	Baa2/BBB	2,500,000	2,607,375
Project)
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012	NR/AA-	1,200,000	1,371,876
West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2017 (Insured: FGIC and State Aid Withholding)	Aaa/AAA	1,685,000	1,938,946
Iowa	-2.10%
Iowa Department of General Services Certificate of Participation Series 1992, 6.50% due 7/1/2006 (Insured:	Aaa/AAA	2,590,000	2,622,427
AMBAC) (ETM)*
Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013 (Genesis Medical Center Project)	A1/NR	1,000,000	1,108,110
Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012 (Trinity Regional Hospital Project;	Aaa/AAA	1,000,000	1,183,250
Insured: FSA)
Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016	A1/NR	1,000,000	1,128,130
Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic Health Initiatives Project)	Aa2/AA	2,000,000	2,224,120
Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75% due 12/1/2015	Aa3/AA-	1,250,000	1,381,012
Kansas	-1.00%
Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due 11/15/2019 (Christi Health System Project)	NR/A+	4,200,000	4,717,272
Kentucky	-1.40%
Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2015 (Norton Healthcare Project; Insured:	Aaa/AAA	4,000,000	4,265,040
MBIA)
Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/2005 (Paul B. Hall Medical Center	NR/NR	1,120,000	1,127,022
Project)
Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied Irish Bank PLC)	NR/NR	785,000	840,712
Louisiana	-2.00%
East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/2011 (Collateralized: GNMA)	Aaa/AAA	1,738	1,774
Jefferson Sales Tax District Revenue Series B, 5.50% due 12/1/2008 (Insured: AMBAC)	Aaa/AAA	1,595,000	1,820,023
Louisiana Local Govt. Environment Series A, 4.10% due 9/1/2007 (Housing Bellemont Apts. Project)	Baa1/NR	390,000	390,975
Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/2009 (Schwegman Westside Expressway	NR/NR	1,709,550	288,487
Project A) (a)
Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put 9/1/2008 (Loop LLC Project)	A3/A-1	3,250,000	3,393,032
Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due 11/15/2013 (International Paper Co. Project)	Baa2/BBB	3,000,000	3,329,820
Massachusetts	-1.20%
Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015 (Odd Fellows Home Project)	NR/NR	1,205,000	1,121,867
Massachusetts Housing Finance Authority Insured Rental Housing Series 1994-A, 6.20% due 1/1/2006 (Insured:	Aaa/AAA	2,510,000	$2,580,606
AMBAC)
Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due 12/1/2011 (Insured: MBIA)	Aaa/AAA	1,905,000	2,004,632
Michigan	-1.60%
Kalamazoo Hospital Finance Authority Revenue Series 1994-A, 6.25% due 6/1/2014 (Borgess Medical Center Project)	Aaa/AAA	650,000	797,394
(ETM)*
Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013 (Insured: MBIA)	Aaa/AAA	1,000,000	1,241,030
Livonia Public School District, 5.50% due 5/1/2014	Aaa/AAA	750,000	760,260
Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due 9/15/2007 (Greenwood Villa Project;	Aaa/AAA	415,000	425,641
Insured: FSA)
Michigan State Building Authority Revenue Refunding Facilities Program Series I, 5.25% due 10/15/2017	Aaa/AAA	2,450,000	2,723,689
Southfield Economic Development Corp. Refunding Revenue N.W. 12 Limited Partnership, 7.25% due 12/1/2010	NR/NR	1,530,000	1,531,836
Minnesota	-0.40%
Minneapolis St. Paul Health, 6.00% due 12/1/2018 (Healthpartners Obligation Group Project)	Baa1/BBB+	1,000,000	1,083,010
Southern Minnesota Municipal Power Agency Supply, pre-refunded to various dates, Series A, 5.75% due 1/1/2018	Aaa/AAA	700,000	716,121
(Insured: MBIA)
Mississippi	-0.50%
Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009	A2/NR	1,500,000	1,515,810
Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush Foundation Project; Guaranty: Connie Lee)	Baa3/AAA	635,000	658,050
Missouri	-1.20%
Missouri Development Finance Board Healthcare Series A, 5.40% due 11/1/2018 (Lutheran Home Aged Project; LOC:	A2/NR	2,025,000	2,111,832
Commerce Bank)
Missouri Environment Improvement Energy Refunding, 3.90% due 1/2/2012 put 9/1/2004 (Kansas City Power & Light	VMIG1/A-2	2,000,000	2,018,480
Project)
St. Louis Municipal Finance Corp. Leasehold Revenue, 6.25% due 2/15/2012 pre-refunded 2/1/2005	Aaa/AAA	1,175,000	1,227,687
Nebraska	-0.20%
Madison County Hospital Authority 1 Hospital Revenue, 5.50% due 7/1/2014 (Faith Regional Health Services	NR/AA	845,000	929,880
Project; Insured: Radian)
Nevada	-1.90%
Clark County Pollution Control Revenue Series B, 6.60% due 6/1/2019 (Nevada Power Company Project; Insured:	Aaa/AAA	640,000	662,528
FGIC)
Las Vegas Special Improvement District Refunding Senior Local Improvement Series A, 5.375% due 6/1/2013	Aaa/AAA	1,235,000	1,379,544
(Insured: FSA)
Washoe County Capital Appreciation Reno Sparks Series B, 0% due 7/1/2011 (Insured: FSA)	Aaa/AAA	2,600,000	2,010,242
Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015 (Washoe Medical Center Project)	A2/A+	2,250,000	2,292,030
Washoe County School District Refunding Series B, 5.00% due 6/1/2010 (Insured: FGIC)	Aaa/AAA	2,350,000	2,636,606
New Hampshire	-1.90%
Manchester Housing & Redevelopment Authority, 0% due 1/1/2017	NR/AA	5,140,000	2,628,390
Manchester Housing & Redevelopment Authority Capital Appreciation Series B, 0% due 1/1/2016 (Insured: Radian)	NR/AA	4,990,000	2,680,279
New Hampshire Pollution Refunding Central Maine Power Co., 5.375% due 5/1/2014	A3/BBB+	3,000,000	3,253,830
New Jersey	-1.30%
New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for Living Development Project; LOC: PNC Bank)	A3/A	265,000	266,312
New Jersey State Transport Trust Fund Authority Series C, 5.50% due 6/15/2017 (Transportation Systems Project)	Aa3/AA-	5,000,000	5,642,350
New Mexico	-0.60%
New Mexico Housing Authority, Multi Family Housing Revenue, 1.02% due 1/15/2033 put 4/8/2004 (Arbors/Courtyard	NR/A1+	3,000,000	$3,000,000
Apartments Project) (weekly demand notes)
New York	-3.00%
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	2,000,000	2,159,340
Metro Transportation Authority New York Service Control Series B, 5.25% due 7/1/2006	A3/AA-	1,080,000	1,165,504
Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000	1,159,010
New York City General Obligation Series E, 6.00% due 8/1/2008 (Insured: FGIC)	Aaa/AAA	1,935,000	2,133,879
New York City Industrial Development Agency Series A, 5.00% due 6/1/2010 (Lycee Francais De New York Project;	NR/A	1,175,000	1,282,630
Insured: ACA)
New York City Transitional Finance Authority, 1.15% due 11/1/2022 put 4/1/2004 (LOC: Bank of New York) (daily	VMIG1/A1+	400,000	400,000
demand notes)
New York City Trust Cultural Resources, 5.75% due 7/1/2015 (Museum of American Folk Art Project; Insured: ACA)	NR/A	875,000	962,649
New York Housing Finance Service Series A, 6.375% due 9/15/2015 pre-refunded 9/15/2007 @ 100	A3/AAA	220,000	252,606
New York Series B-2, Subseries B-4, 1.10% due 8/15/2023 put 4/1/2004 (daily demand notes)	VMIG1/A1+	500,000	500,000
New York State Dormitory Authority Revenues, 5.75% due 7/1/2022	NR/AAA	1,290,000	1,305,196
Port Authority New York & New Jersey Special Obligation, 6.25% due 12/1/2011 (JFK International Air Terminal 6	Aaa/AAA	2,200,000	2,545,620
Project)
North Carolina	-0.40%
Craven County Industrial Facilities Pollution Control Financing Authority Solid Waste Revenue, 7.875% due	Baa2/NR	650,000	658,931
6/1/2005 (Weyerhaeuser Co. Project)
North Carolina Eastern Municipal Power Refunding Series A, 5.70% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	1,200,000	1,335,408
North Dakota	-0.10%
Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/2006 (Altra Health Systems Obligated	Aaa/AAA	365,000	403,091
Group Project; Insured: MBIA)
Ohio	-2.20%
Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000	1,151,790
Cleveland Cuyahoga County Development Bond Fund A, 6.25% due 5/15/2016 (LOC: FifthThird Bank)	NR/NR	1,530,000	1,571,570
Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/2010 (Heinzerling Foundation Project; LOC:	Aa2/NR	1,100,000	1,164,240
Banc One)
Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project) (ETM)*	A3/NR	500,000	511,835
Middleburg Heights Ohio Refunding, 6.75% due 8/15/2005 (Southwest General Health Center Project; Insured: FSA)	Aaa/AAA	500,000	537,260
North Ridgeville Economic Development, 0% due 2/1/2015	NR/A	630,000	261,866
Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015 (General Motors Corp. Project)	Baa1/BBB	2,000,000	2,177,900
Ohio State Higher Educational Facility Revenue, 5.05% due 7/1/2037 put 7/1/16 (Kenyon College Project)	A2/A	1,600,000	1,702,736
Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due 10/20/2012 (Collateralized: GNMA)	Aaa/NR	760,000	825,253
Oklahoma	-2.40%
Grady County Industrial Authority Correctional Facilities, 5.00% due 11/1/2004 (Insured: MBIA)	Aaa/AAA	175,000	178,346
Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008 (Insured: AMBAC)	Aaa/AAA	1,020,000	916,245
Oklahoma City Municipal Water & Sewer Capital Appreciation Series C, 0% due 7/1/2006 (Insured: AMBAC)	Aaa/AAA	500,000	481,205
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2011 (Insured: AMBAC)	Aaa/AAA	1,125,000	875,408
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2013 (Insured: AMBAC)	Aaa/AAA	1,485,000	1,038,876
Oklahoma Development Finance Authority Hospital Association Pooled Hospital A, 5.40% due 6/1/2013 (Insured:	Aaa/AAA	825,000	923,002
AMBAC)
Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010 (Integris Baptist Project; Insured: AMBAC)	Aaa/AAA	750,000	876,510
Tulsa County Independent School District Combined Purpose, 4.50% due 8/1/2007	Aa3/A+	2,800,000	3,032,764
Tulsa Industrial Development Authority Hospital Revenue, 6.10% due 2/15/2009 pre-refunded 2/15/2006 @ 100 (St	Aa3/AA	1,485,000	$1,607,735
John’s Medical Center Project)
Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/2006 (Ogden Martin Project; Insured:	Aaa/AAA	500,000	547,345
AMBAC)
Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/2009	NR/NR	500,000	513,400
Oregon	-0.60%
Albany Hospital Facility Authority Gross Revenue & Refunding Series 1994, 7.00% due 10/1/2005 (Mennonite Home	NR/NR	705,000	724,366
Project)
Forest Grove Campus Improvement & Refunding Pacific University, 6.00% due 5/1/2015 (Insured: Radian)	NR/AA	800,000	900,960
Oregon Economic Development Department of Revenue Series CLII, 7.70% due 12/1/2014 (Smokecraft Project; LOC:	Aa2/NR	1,070,000	1,110,521
Seafirst Bank)
Pennsylvania	-2.10%
Admiral Peary Area Vocational School, 5.25% due 2/1/2005	NR/A	380,000	381,269
Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)*	NR/AAA	500,000	637,555
Allegheny County Hospital Development Health Series B, 6.50% due 5/1/2012 (South Hills Health Systems Project)	Baa1/NR	1,400,000	1,472,212
Carbon County Industrial Development Authority Refunding, 6.65% due 5/1/2010 (Panther Creek Partners Project)	NR/BBB-	1,750,000	1,912,977
Lancaster County Capital Appreciation Series B, 0% due 5/1/2014 (Insured: FGIC)	Aaa/NR	795,000	521,782
Lancaster County Capital Appreciation Series B, 0% due 11/1/2014 (Insured: FGIC)	Aaa/NR	795,000	508,554
Lancaster County Capital Appreciation Series B, 0% due 5/1/2015 (Insured: FGIC)	Aaa/NR	800,000	490,008
Lehigh County General Purpose Shepard Rehab. Hospital, 6.00% due 11/15/2007 (Insured: AMBAC)	Aaa/AAA	785,000	893,134
McKeesport Area School District Series B, 0% due 10/1/2004	NR/A	800,000	794,048
Pennsylvania Higher Education University Series 14, 0% due 7/1/2020 (Insured: AMBAC)	Aaa/AAA	2,032,839	615,015
Pennsylvania State Higher Educational Facility Allegheny Delaware Valley Obligation A, 5.60% due 11/15/2009	Aaa/AAA	500,000	553,820
(Insured: MBIA)
Pennsylvania State Higher Educational Facility Allegheny Delaware Valley Obligation A, 5.60% due 11/15/2010	Aaa/AAA	480,000	530,290
(Insured: MBIA)
Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004 (ETM)*	Aaa/AAA	365,000	374,589
Rhode Island	-1.30%
Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)	Aaa/AAA	1,840,000	2,123,728
Rhode Island Health & Education Building Hospital Financing, 5.25% due 7/1/2015 (Memorial Hospital Project;	NR/A+	1,325,000	1,420,148
LOC: Fleet Bank)
Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014 (Credit Support: FHA)	NR/AAA	1,000,000	1,115,940
Rhode Island Health & Education Building Refunding Higher Education State University, 5.00% due 3/15/2014	NR/AA	1,065,000	1,145,461
(Insured: Radian)
South Carolina	-0.70%
Darlington County Industrial Development, 6.00% due 4/1/2026 (Sonoco Products Co. Project)	A2/A-	3,100,000	3,285,194
South Dakota	-0.20%
South Dakota Housing Development Authority Homeownership Series B, 4.85% due 5/1/2009	Aa1/AAA	1,000,000	1,083,210
Tennessee	-0.50%
Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized: FNMA)	NR/AAA	2,000,000	2,111,740
Texas	-16.80%
Austin Utility Systems Revenue Refunding Comb Series A, 5.75% due 11/15/2013 (Insured: MBIA)	Aaa/AAA	500,000	509,240
Bexar County Health Facilities Development Corp., 6.125% due 7/1/2022 (Army Retirement Residence Project)	NR/BBB-	1,250,000	1,332,988
Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured: MBIA)	Aaa/NR	600,000	651,126
Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured: MBIA)	Aaa/NR	1,035,000	1,110,928
Bexar County Housing Finance Corp., 6.50% due 12/1/2021	A3/NR	2,000,000	1,981,140
Bexar County Housing Finance Corp. Multi Family Housing, 5.40% due 8/1/2012(Dymaxion & Marrach Park Apts. A	Aaa/NR	1,200,000	$1,285,656
Project; Insured: MBIA)
Bexar County Housing Finance Corp. Multi Family Housing, 5.95% due 8/1/2020(Dymaxion & Marrach Park Apts. A	Aaa/NR	1,270,000	1,385,748
Project; Insured: MBIA)
Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014 (Honey Creek Apartments Project; Insured:	Aaa/NR	975,000	1,046,662
MBIA)
Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020 (Honey Creek Apartments Project; Insured:	Aaa/NR	800,000	847,392
MBIA)
Birdville Independent School District Refunding, 0% due 2/15/2012 (Guaranty: PSF)	Aaa/AAA	2,800,000	2,088,828
Carroll Independent School District Capital Appreciation Refunding, 0% due 2/15/2011 (Guaranty: PSF)	Aaa/AAA	1,130,000	854,529
Coppell Independent School District Capital Appreciation Refunding, 0% due 8/15/2013 (Guaranty: PSF)	NR/AAA	5,000,000	3,214,750
De Soto Independent School District Refunding, 5.125% due 8/15/2017 (Guaranty: PSF)	NR/AAA	1,100,000	1,102,816
Duncanville Independent School District Capital Appreciation Refunding Series B, 0% due 2/15/2016 (Guaranty:	Aaa/AAA	3,000,000	1,652,460
PSF)
El Paso Independent School District Capital Appreciation Refunding, 0% due 8/15/2010 (Guaranty: PSF)	Aaa/AAA	3,750,000	2,913,412
El Paso Independent School District Capital Appreciation Refunding, 0% due 8/15/2011 (Guaranty: PSF)	Aaa/AAA	2,500,000	1,815,650
Ennis Independent School District Refunding, 0% due 8/15/2012 (Guaranty: PSF)	Aaa/NR	2,460,000	1,753,144
Ennis Independent School District Refunding, 0% due 8/15/2013 (Guaranty: PSF)	Aaa/NR	2,490,000	1,695,889
Ennis Independent School District Refunding, 0% due 8/15/2014 (Guaranty: PSF)	Aaa/NR	2,525,000	1,602,819
Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009	Aa2/AA	1,000,000	1,124,160
Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health Retardation Center Project)	NR/BBB+	1,375,000	1,486,760
Hays Consolidated Independent School District Capital Appreciation, 0% due 8/15/2013 (Guaranty: PSF)	Aaa/AAA	6,245,000	4,179,341
Houston Water Conveyance System Contract Certificate of Participation Series F, 7.20% due 12/15/2004 (Insured:	Aaa/AAA	880,000	916,678
AMBAC)
Irving Hospital Authority Series B, 5.80% due 7/1/2009 (Irving Healthcare Systems Project; Insured: FSA)	Aaa/AAA	470,000	493,002
Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375% due 8/15/2014	Aa2/AA	1,500,000	1,700,895
Leander Independent School District Unlimited Tax School Building & Refunding Series 1992, 0% due 8/15/2005	Aaa/NR	2,000,000	1,956,380
(Guaranty: PSF)
Mesquite Independent School District Refunding, 0% due 8/15/2012 (Guaranty: PSF)	NR/AAA	1,420,000	1,005,104
Midlothian Independent School District Capital Appreciation Refunding, 0% due 2/15/2012 (Guaranty: PSF)	Aaa/NR	1,000,000	746,010
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012 (Insured: Radian)	Baa2/AA	735,000	833,233
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013 (Insured: Radian)	Baa2/AA	500,000	562,700
North Central Texas Health Facility Development, 5.50% due 4/1/2005 (Zale Lipshy University Hospital Project;	Aaa/AAA	500,000	520,900
Insured: FSA)
North Central Texas Health Facility Development Refunding, 5.50% due 5/15/2013 (Hospital Baylor Health Care	Aa3/AA-	500,000	525,625
Systems Project)
North Central Texas Health Facility Development Series B, 5.75% due 2/15/2015 (Insured: MBIA)	Aaa/AAA	2,400,000	2,755,824
Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013 (Guaranty: PSF)	Aaa/AAA	1,000,000	1,145,250
Sabine River Authority Texas Pollution Refunding Series A, 5.80% due 7/1/2022 (TXU Energy Co. Project)	Baa2/BBB	1,000,000	1,032,670
Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016	Baa2/BBB-	3,000,000	3,264,120
Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)	Aaa/AAA	1,775,000	2,092,388
Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris Methodist Health Systems Project; Insured: AMBAC)	Aaa/AAA	715,000	729,765
(ETM)*
Tarrant County Health Facilities, 6.625% due 11/15/2020 (Adventist/Sunbelt)	A3/A	3,500,000	3,915,695
Texarkana Health Facilities Hospital Refunding Series A, 5.75% due 10/1/2009 (Wadley Regional Medical Center	Aaa/AAA	500,000	574,430
Project; Insured: MBIA)
Texarkana Health Facilities Hospital Refunding Series A, 5.75% due 10/1/2011 (Insured: MBIA)	Aaa/AAA	2,500,000	2,914,850
Texas State Capital Appreciation Refunding Superconducting Series C, 0% due 4/1/2004 (ETM)*	Aaa/AAA	1,000,000	1,000,000
Texas State Turnpike Authority Central Turnpike Systems Bond Anticipation Notes Second Tier, 5.00% due 6/1/2007	Aa3/AA	1,000,000	$1,093,420
Texas State Unrefunded Balance, 7.00% due 8/1/2020 (Water Development Board Project)	Aa1/AA	2,420,000	2,464,746
Travis County Health Facilities Development Series A, 5.75% due 11/15/2010 (Ascension Health Project; Insured:	Aaa/AAA	2,000,000	2,298,880
MBIA)
Travis County Health Facilities Development Series A, 6.25% due 11/15/2014(Ascension Health Project; Insured:	Aaa/AAA	3,000,000	3,594,270
MBIA)
Upper Trinity Regional Water District Regional Treated Water Supply Systems Series A, 7.125% due 8/1/2008	Aaa/AAA	600,000	717,246
(Insured: FGIC)
Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2015 pre-refunded 11/15/2009 (Ascension	Aa2/AAA	870,000	1,033,047
Health)
Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2016 pre-refunded 11/15/2009 (Ascension	Aa2/AAA	1,050,000	1,246,780
Health)
West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017 (Insured: Radian)	NR/AA	500,000	558,830
Utah	-1.10%
Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012 (Insured: AMBAC)	Aaa/AAA	1,085,000	1,221,157
Utah Board Regents Auxiliary Refunding Series A, 5.25% due 5/1/2013	NR/AA	595,000	668,363
Utah County Municipal Building Authority, 5.50% due 11/1/2016 (Insured: AMBAC)	Aaa/NR	1,000,000	1,125,080
Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support: FHA)	NR/AAA	585,000	620,393
Utah Housing Finance Agency Single Family Mortgage D-2 Class I, 5.85% due 7/1/2015	Aa2/AA	180,000	184,228
Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A, 5.00% due 10/1/2012 (Insured: AMBAC)	Aaa/NR	940,000	1,052,800
Virginia	-3.70%
Alexandria Industrial Development Authority, 5.90% due 10/1/2020 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,318,560
Alexandria Industrial Development Authority Institute For Defense Analyses Series A, 6.00% due 10/1/2014	Aaa/AAA	1,500,000	1,776,690
(Insured: AMBAC)
Alexandria Industrial Development Authority Institute For Defense Analyses Series A, 6.00% due 10/1/2015	Aaa/AAA	1,590,000	1,881,367
(Insured: AMBAC)
Arlington County Industrial Development, 6.30% due 7/1/2016	NR/A	500,000	541,315
Capital Region Airport Commission Refunding Series B, 8.125% due 7/1/2014 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,071,500
Fauquier County Industrial Development Authority, 5.50% due 10/1/2016 (Insured: Radian)	NR/AA	1,000,000	1,111,500
Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994, 7.00% due 7/1/2024 put	Baa1/A-1	2,000,000	2,026,500
7/1/2004 (Chase Hampton Apartments Project; LOC: Credit Suisse)
Hanover County Industrial Development Authority Medical Facilities Revenue, 6.00% due 10/1/2021 (Insured: MBIA)	Aaa/AAA	795,000	813,198
(ETM)*
Norton Industrial Development Authority Hospital Refunding, 6.00% due 12/1/2014 (Norton Community Hospital	NR/A	1,635,000	1,844,869
Project; Insured: ACA)
Spotsylvania County Industrial Development, 6.00% due 9/1/2019 put 9/1/2008 (Walter Grinders Project; LOC:	NR/NR	2,095,000	2,208,151
Deutsche Bank)
Virginia College Building Authority, 5.55% due 11/1/2019 put 11/1/2004 @ 100 (University of Richmond Project)	Aa1/AA	500,000	512,240
Washington	-6.20%
Benton County Public Utility District Refunding Series A, 5.625% due 11/1/2012 (Insured: FSA)	Aaa/AAA	1,500,000	1,724,445
Energy Northwest Washington Series A, 5.60% due 7/1/2015 (Wind Project)	A3/A-	1,000,000	1,060,620
Energy Northwest Washington Series B, 5.10% due 7/1/2009 (Wind Project)	A3/A-	745,000	793,820
Grant County Public Utility District-2 Wanapum Hydro Electric Revenue Series C, 6.00% due 1/1/2006 (Insured:	Aaa/AAA	285,000	306,959
AMBAC)
Snohomish County Public Utility 001 Systems Notes, 5.00% due 12/1/2005	A1/SP1+	500,000	530,225
Tacoma Electric Systems Revenue Series A, 5.50% due 1/1/2012 (Insured: FSA)	Aaa/AAA	750,000	853,620
University of Washington Revenue Refunding, 5.25% due 8/15/2009 (University of Washington Medical Center	Aaa/AAA	1,350,000	$1,523,623
Project; Insured: MBIA)
Vancouver Downtown Redevelopment Senior Series A, 5.50% due 1/1/2018 (Conference Center Project; Insured: ACA)	NR/A	3,500,000	3,753,505
Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured: MBIA)	Aaa/AAA	2,690,000	3,062,162
Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured: MBIA)	Aaa/AAA	1,735,000	2,022,090
Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured: MBIA)	Aaa/AAA	1,945,000	2,249,412
Washington Health Care Facilities Refunding, 6.375% due 10/1/2010 (Insured: FGIC)	Aaa/AAA	1,500,000	1,795,980
Washington Health Care Facilities Sea Mar Community Health Center, 5.60% due 1/1/2018 (LOC: U.S. Bancorp)	Aa3/NR	1,025,000	1,103,115
Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland Center Project; Insured: Radian)	NR/AA	500,000	555,115
Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland Center Project; Insured: Radian)	NR/AA	1,000,000	1,102,650
Washington Public Power Supply Capital Appreciation Refunding Series B, 0% due 7/1/2011	Aaa/AA-	1,000,000	761,700
Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured: FSA)	Aaa/AAA	3,030,000	3,332,909
Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)	Aaa/AA-	960,000	771,898
Washington State Multi Family Mortgage Revenue, 6.30% due 1/1/2021 put 1/1/2011 @100 (LOC: US Bank N.A.)	NR/AA-	1,000,000	1,122,240
West Virginia	-0.20%
Marshall County West Virginia Pollution Control, 5.90% due 4/1/2022 (Insured: MBIA)	Aaa/AAA	1,000,000	1,015,260
Wisconsin	-0.70%
Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project; Guaranty: SBA)	NR/NR	60,000	60,133
Wisconsin Health & Educational Facilities, 5.75% due 8/15/2020 (Eagle River Memorial Hospital Inc. Project; Insured: Radian)	NR/AA	1,000,000	1,086,620
Wisconsin Housing & Economic Development Housing Series A, 5.875% due 11/1/2016 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,155,080

TOTAL INVESTMENTS (100%) (Cost $428,467,089)			$459,421,367

†Credit ratings are unaudited.
Escrowed to maturity
(a) Bond in default, non income-producing security.
See notes to financial statements.

21

Thornburg Intermediate Municipal Fund

March 31, 2004

Index Comparison

Compares performance of Thornburg Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index, and the Consumer Price Index, for periods ending March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.4 years and 8.3 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Intermediate Municipal Fund Class I Total Returns, Since July 5, 1996, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class I Shares
Average Annual Total Returns
(periods ending 3/31/04)

One year:	4.69%
Five years:	4.81%
Since inception (7/5/96):	5.53%

There is no up front sales charge for this class of shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years. The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

22

March 31, 2004

Thornburg Intermediate municipal fund

I shares

Outperformed Tax-Free Money Market Funds

(Unaudited)

Investors sometimes ask us to compare Thornburg Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Thornburg Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

The chart above is for the Fund’s Class I Shares. Class I Shares have different sales charges and expenses than Class A and Class C shares of the Fund. See the inside front cover page for the 30-day SEC yield and the total returns at NAV for one year, three years, five years, and since inception for Class I shares of the Fund.

*Prior to 7/5/96 the illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the ” Lipper Tax-free Money Market Average” for the months covered by this analysis. The increase for the Class I Shares of Thornburg Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $12.85 per share and the ending NAV at $13.58 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of THMIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Intermediate Municipal Fund also declares dividends daily and pays them monthly.

23

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Value Fund

Semi-Annual Report March 31, 2004

William V. Fries, CFA
Portfolio Manager

Thornburg Value Fund

Letter to shareholders

Dear Fellow Shareholder,

Investment performance for the quarter ended March 31, 2004 was positive. Even though equity prices eroded near the end of the period in the U.S. and most other developed markets (in local currency), performance results were good on both an absolute basis and relative to benchmarks. Economic and business developments remain encouraging. A robust recovery from recessionary forces in place since 2000 is well underway. Corporate earnings are rising at a healthy pace; with inflationary pressures still containable, the business environment for stocks is reasonable. Evidence is accumulating, however, that inflation will accelerate in the absence of monetary and fiscal discipline. It is encouraging to see the U.S. Dollar rallying against the Euro and the Yen, because this does take some of the pricing pressure off dollar traded commodities—a current source of inflationary cost pressure.

Though the economic and business environment may be sound, the psychological environment for stocks is challenging. The high level of anxiety from daunting uncertainties—such as the situation in Iraq and large fiscal and trade deficits—undermines investor confidence. These issues and a related upward shift in the yield curve are a rational constraint on equity valuations. Credit sensitive stocks of all stripes have become suspect of earnings estimate contraction and have come under selling pressure recently. Even financial service companies likely to benefit or remain unaffected by higher rates have traded lower. Nonetheless, the financial service stocks we hold represent compelling values and are held in part because of business models allowing earnings improvement even in an adverse interest rate environment. Company earnings and cash flow growth ultimately drive stock prices, especially when valuation is compelling.

Despite all we have been through in the past couple of years, a modicum of confidence seems to underpin equity markets. Our portfolio seeks to achieve capital appreciation through the acquisition of promising companies when they are available at a discount to their intrinsic values. This normally occurs when the companies are out of favor or suffering weakness for some controversial or transitory reason. Our stocks are selected one company at a time—based on fundamental research, analysis, and independent judgment. The portfolio is currently focused on approximately 50 stocks, but is adequately diversified to keep risk under control. All stocks may not be performing well simultaneously. For instance, in the quarter just ended, a number of healthcare service holdings such as Caremark (CMX), Quest Diagnostics (DGX), Anthem (ATH), performed well. Media and communications issues such as Comcast (CMCSK), Time Warner (TWX), and Nextel (NXTL) did not. Caremark and Quest hit target prices. We took profits in Quest, and trimmed Caremark for risk control reasons. Underperforming stocks are re-examined for validation of our investment thesis. All three of our underperforming media and communication stocks remain in the portfolio.

1

April 15, 2004

Thornburg Value Fund

Letter to shareholders, Continued

While the investment environment may be one of rational caution at the moment, it is also an environment in which societal change is being recognized in the marketplace. Companies with exceptional revenue and earnings growth tied to these changes are receiving considerable investor attention. Portfolio diversification to include what we call emerging franchises includes younger and high-potential equities. Companies that are involved in the use of the internet are illustrative. Despite the excess exuberance of the market related to the internet in 2000, the internet has become part of a daily routine for most of us and a number of franchises relating to this service have moved from an embryonic stage to real businesses. A couple of our holdings have promising businesses in this area: Interactive Corp (IACI) and E-Trade (ET) are examples. Holdings in which the primary business is telecommunications or media also are benefiting. Comcast, Nextel, and Electronic Arts (ERTS), are all expected to generate some portion of revenues from internet linked services. Because companies involved in this type of business tend to be more volatile than the average stock, we limit the amount of exposure to companies of this nature. The majority of Thornburg Value Fund holdings are what we classify as basic values or consistent earners. These represent holdings of firms that are better established in more mature industries.

On the following pages, you will find the management’s discussion of your Fund’s performance. Also, you can learn a good deal more about our investment philosophy and portfolios by visiting our website at www.thornburg.com/funds. We include descriptive information on each holding, a link to company websites, up-to-date performance information, and a monthly market commentary.

Thank you for your trust and confidence. We are confident that your Thornburg Value Fund is well positioned and we look forward to more clarity on what seems an unusual number of investment environment uncertainties.

Sincerely,

William V. Fries, CFA

Portfolio Manager

2

Thornburg Value Fund

management’s discussion of performance

Value Fund		1Q-04	6 Mos.	1 Yr	3 Yrs	5 Yrs	Incep.
A shares (TVAFX)	NAV	2.23%	13.16%	40.09%	0.61%	4.61%	14.02%
10/2/95 Inception	POP	-2.36%	8.06%	33.80%	-0.93%	3.66%	13.41%

B Shares (TVBFX)	NAV	2.03%	12.64%	38.80%	-0.25%	--	-2.75%
4/3/00 Inception	POP	-2.97%*	7.64%*	33.80%*	-1.43%*	--	-3.61%*

C Shares (TVCFX)	NAV	2.06%	12.74%	38.90%	-0.18%	3.79%	13.13%
10/2/95 Inception	POP	1.06%*	11.74%*	37.90%*	-0.18%	3.79%	13.13%

S&P 500 Index (since 10/2/95)		1.69%	14.07%	35.12%	0.63%	-1.20%	9.83%

Performance

Your Thornburg Value Fund outperformed the broad-based S&P 500 Index during the quarter ended March 31, 2004. The Fund was up 2.23% compared to 1.69% for the index. Performance was driven by a diverse group of holdings. Samsung Electronics Co. Ltd. (05930 KS), Amerada Hess Corp. (AHC), Caremark Rx Inc., and AON Corp. (AOC) were top contributors to performance, each hailing from a different industry (technology, energy, healthcare, and insurance). Not every investment had a positive impact on the portfolio; Union Pacific Corp. (UNP), Nextel Communications Inc., Seagate Technology (STX), and Comcast Corp. were among the main detractors from the Fund’s overall performance. From an industry-level perspective, the Fund’s performance was limited by its lack of exposure and poor performance in the telecommunications industry, but was boosted by strong performance from healthcare and technology holdings in a quarter when overall performance of the two industries within the index was negative.

Performance Impact during 1st quarter 2004

Top Contributors	Top Detractors
Samsung Electronics Co. Ltd.	Union Pacific Corp.
Amerada Hess Corp.	Nextel Communications Inc.
Caremark RxInc	Seagate Technology
Aon Corp.	Comcast Corp.
Lincoln National Corp.	Interactive Corp.

Total returns for periods greater than one year are annualized averages. *Assumes redemption during the period.

A-share data presented includes the effects of the maximum sales charge of 4.50% and the reinvestment of dividends and capital gains. The B-share total return figures at POP include subtraction of the maximum contingent deferred sales charge (CDSC): if redeemed within one year of purchase, the CDSC is 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year after purchase. Total return figures at the public offering price for the C shares include a 1% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. They are not deposits or obligations of, or guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any government agency.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

3

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

Activity

Investment activity during the quarter was moderate. Six holdings were added to the portfolio, while eight were eliminated. Among new holdings were healthcare companies Amerisource Bergen Corp. and Anthem Inc., financial firm Price T Rowe Group Inc. (TROW), and energy holding Exxon Mobil Corp. (XOM). Eliminated holdings included Bank of Ireland (IRE), Marathon Oil Corp. (MRO), and Quest Diagnostics, all of which reached target prices. Freddie Mac (FRE) was consolidated into Fannie Mae (FNM), which is now the portfolio’s largest holding. H.J. Heinz Co. (HNZ), Circuit City Stores Inc. (CG), and El Paso Corp. (EP) were sold because of deterioration of fundamentals supporting the investment thesis for each company.

Activity during 1st quarter 2004
New Holdings	Eliminated Holdings
Amerisourcebergen Corp.	Alliance Capital Management Holdings LP
Anthem Inc.	Bank of Ireland
Exxon Mobil Corp.	Circuit City Stores Inc.
FTI Consulting Inc.	El Paso Corp.
NII Holdings Inc.	Freddie Mac
Price T Rowe Group Inc.	HJ Heinz Co.
--	Marathon Oil Corp.
--	Quest Diagnostics
Top 10 Holdings
12/31/03		3/31/04
E Trade Financial Corp.	3.4%	Fannie Mae	3.7%
Citigroup Inc.	3.1%	Samsung Electronics Co. Ltd	3.3%
Pfizer Inc.	3.0%	Pfizer Inc.	3.2%
The St. Paul Cos. Inc.	2.8%	Citigroup Inc.	3.1%
Unocal Corp.	2.7%	Marsh & McLennan Cos. Inc.	2.9%
Comcast Corp.	2.7%	Alltell Corp.	2.9%
Amerada Hess Corp.	2.5%	Amerada Hess Corp.	2.9%
Fannie Mae	2.5%	AON Corp.	2.8%
Wells Fargo & Co.	2.4%	St. Paul Cos. Inc.	2.6%
Hughes Electronics Corp.	2.4%	Unocal Corp.	2.6%

Portfolio Diversification

During the quarter the industry exposure of your Fund continued to be well diversified. Exposure to the telecommunications industry increased with the addition of NII Holdings Inc. (NIHD), while exposure to the energy industry decreased as a result of the elimination of Marathon Oil Corp. and El Paso Corp. Exposure to other industries remained fairly stable. Capitalization exposure during

Top 10 Industries
12/31/03		3/31/04
Diversified Financials	10.8%	Diversified Financials	10.8%
Energy	10.3%	Insurance	10.6%
Media	9.3%	Telecommunication Services	9.3%
Insurance	9.2%	Technology - Hardware & Equip.8.8%
Technology - Hardware & Equip	8.8%	Healthcare Equip. & Services	8.0%
Banks	7.8%	Media	7.9%
Retailing	7.8%	Retailing	6.6%
Healthcare Equipment & Services	6.3%	Banks	6.5%
Software & Services	5.4%	Energy	6.3%
Pharmaceuticals & Biotechnology	5.3%	Software & Services	5.3%

4

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

the quarter remained relatively unchanged. The largest amount of exposure was to large cap holdings (greater than $8 billion market cap), consistent with the Fund’s investment philosophy. New opportunities in the market were primarily found in stocks we consider consistent earners. This is an indication that many cyclical value stocks have appreciated to price levels that are not as attractive as they once were, and that value in the market is now being found in stocks that exhibit the ability to consistently grow earnings as the economy recovers.

5

Statement of assets and liabilities
Thornburg Value Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $1,889,095,638)	$2,165,479,173
Cash	3,298,416
Cash denominated in foreign currency (cost $423,791)	442,828
Receivable for securities sold	1,468,008
Receivable for fund shares sold	6,565,117
Dividends receivable	6,182,589
Interest receivable	1,994,715
Prepaid expenses and other assets	97,697

Total Assets	2,185,528,543

LIABILITIES
Payable for securities purchased	20,329,124
Payable for fund shares redeemed	1,667,063
Payable to investment advisor (Note 3)	1,633,967
Accounts payable and accrued expenses	1,519,119
Dividends payable	2,908,620

Total Liabilities	28,057,893

NET ASSETS	$2,157,470,650

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$3,897,875
Net unrealized appreciation (depreciation) on investments	276,500,684
Accumulated net realized gain (loss)	(315,360,325)
Net capital paid in on shares of beneficial interest	2,192,432,416

$2,157,470,650

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,184,777,388 applicable to 39,887,250 shares of beneficial interest outstanding - Note 4)	$29.70
Maximum sales charge, 4.50% of offering price	1.40

Maximum Offering Price Per Share	$31.10

Class B Shares:
Net asset value and offering price per share *
($102,991,535 applicable to 3,589,406 shares of beneficial interest outstanding - Note 4)	$28.69

Class C Shares:
Net asset value and offering price per share *
($526,172,414 applicable to 18,164,914 shares of beneficial interest outstanding - Note 4)	$28.97

Class I Shares:
Net asset value, offering, and redemption price per share
($341,281,561 applicable to 11,323,871 shares of beneficial interest outstanding - Note 4)	$30.14

Class R-1 Shares:
Net asset value, offering, and redemption price per share
($2,247,752 applicable to 75,651 shares of beneficial interest outstanding - Note 4)	$29.71

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

6

Statement of Operations
Thornburg Value Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $476,389)	$16,599,858
Interest income	5,840,127
Other income	293

Total Income	22,440,278

EXPENSES
Investment advisory fees (Note 3)	7,999,526
Administration fees (Note 3)
Class A Shares	690,291
Class B Shares	62,151
Class C Shares	310,012
Class I Shares	75,939
Class R-1 Shares	162
Distribution and service fees (Note 3)
Class A Shares	1,405,361
Class B Shares	511,628
Class C Shares	2,524,348
Class R-1 Shares	687
Transfer agent fees
Class A Shares	637,150
Class B Shares	94,735
Class C Shares	376,360
Class I Shares	84,630
Class R-1 Shares	1,396
Registration & filing fees
Class A Shares	11,705
Class B Shares	9,397
Class C Shares	9,946
Class I Shares	10,587
Class R-1 Shares	7,794
Custodian fees (Note 3)	278,904
Professional fees	75,010
Accounting fees	67,050
Trustee fees	20,835
Other expenses	112,542

Total Expenses	15,378,146
Less:
Expenses reimbursed by investment advisor (Note 3)	(9,439)
Fees paid indirectly (Note3)	(4,654)

Net Expenses	15,364,053

Net Investment Income	$7,076,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$101,596,317
Foreign currency transactions	7,963

--	101,604,280

Net change in unrealized appreciation (depreciation) on:
Investments	126,425,531
Foreign currency translation	91,370

--	126,516,901

Net Realized and Unrealized
Gain (Loss) on Investments	228,121,181

Net Increase (Decrease) in Net Assets Resulting
From Operations	$235,197,406

See notes to financial statements.

8

Thornburg Value Fund

Statements of Changes in net assets

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income gain (loss)	$7,076,225	$7,313,471
Net realized gain (loss) on investments and foreign currency
transactions	101,604,280	(71,469,466)
Increase (Decrease) in unrealized appreciation (depreciation )
on investments and foreign currency translation	126,516,901	418,721,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	235,197,406	354,565,062
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,994,363)	(608,906)
Class B Shares	(1,328)	0
Class C Shares	(93,549)	0
Class I Shares	(817,584)	(313,321)
Class R-1 Shares	(1,797)	0
From return of capital
Class A Shares	0	(841,616)
Class I Shares	0	(433,066)
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	61,882,012	(9,595,663)
Class B Shares	1,857,939	1,176,900
Class C Shares	28,277,969	(15,910,000)
Class I Shares	45,500,208	1,829,284
Class R-1 Shares	2,232,993	75

Net Increase (Decrease) in Net Assets	372,039,906	329,868,749
NET ASSETS:
Beginning of period	1,785,430,744	1,455,561,995

End of period	$2,157,470,650	$1,785,430,744

See notes to financial statements.

9

Thornburg Value Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Value Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I) and Retirement Class (Class R-1) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase but bear both a service fee and distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At

10

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $9,439 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $108,256 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $14,628 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class B, Class C, and Class R-1 shares under which the Fund compensates the Distributor for services in promoting the sale of Class B, Class C, and Class R-1 shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class B, Class C, and Class R-1 shares. Total fees incurred by each class of shares of the Fund under its respective service and distribution Plans for the period ended March 31, 2004 are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This

11

Thornburg Value Fund

Notes to financial statements, continued

deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended March 31, 2004, the fees paid indirectly were $4,654.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	6,856,915	$197,901,422	10,779,879	$260,163,852
Shares issued to shareholders in	--	--	51,321	1,323,066
reinvestment of dividends
Shares repurchased **	(4,778,638)	(136,019,410)	(12,057,032)	(271,082,581)

Net Increase (Decrease)	2,078,277	$61,882,012	(1,225,832)	$(9,595,663)

** The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $8,441 was netted in the amount reported for shares repurchased

Class B Shares
Shares sold	262,835	$7,300,130	513,612	$11,953,625
Shares repurchased	(194,243)	(5,442,191)	(487,795)	(10,776,725)

Net Increase (Decrease)	68,592	$1,857,939	25,817	$1,176,900

Class C Shares
Shares sold	2,232,155	$62,719,232	2,810,602	$66,343,222
Shares repurchased	(1,228,014)	(34,441,263)	(3,690,038)	(82,253,222)

Net Increase (Decrease)	1,004,141	$28,277,969	(879,436)	$(15,910,000)

Class I Shares
Shares sold	2,602,698	$76,317,168	3,982,384	$94,533,465
Shares issued to shareholders in	--	--	23,269	607,316
reinvestment of dividends
Shares repurchased **	(1,060,545)	(30,816,960)	(4,135,473)	(93,311,497)

Net Increase (Decrease)	1,542,153	$45,500,208	(129,820)	$1,829,284

** The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $4,224 was netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	77,640	$2,291,771	3	$75
Shares repurchased	(1,992)	(58,778)	--	--

Net Increase (Decrease)	75,648	$2,232,993	3	$75

12

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities excluding short-term securities of $862,612,627 and $709,928,543, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose                                                                                            $ 1,889,095,638

Gross unrealized appreciation on a tax basis	$ 355,301,945
Gross unrealized depreciation on a tax basis	(78,918,410)
Net unrealized
appreciation (depreciation) on investments (tax basis)	$ 276,383,535

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2009	$11,324,648
2010	188,545,264
2011	174,918,826

--	$374,788,738

At March 31, 2004, the Fund had deferred currency and capital losses occurring subsequent to October 31, 2002 of $269,729 and $42,175,867, respectively. For tax purposes, such losses will be reflected in the year ended September 30, 2004.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

13

Financial highlights
Thornburg Value Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance (for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 26.29	$ 20.73	$ 26.04	$ 32.98	$ 26.20	$ 19.48

Income from investment operations
Net investment income	0.13	0.15	0.00(d)	0.02	0.74	0.16
Net realized and unrealized
gain (loss) on investments	3.33	5.45	(5.31)	(6.38)	7.29	6.76

Total from investment operations	3.46	5.60	(5.31)	(6.36)	8.03	6.92
Less dividends from:
Net investment income	(0.05)	(0.02)	--	(0.25)	(0.86)	(0.20)
Net realized gains	--	--	--	(0.25)	(0.39)	--
Return of Capital	--	(0.02)	--	(0.08)	--	--

Total dividends	(0.05)	(0.04)	--	(0.58)	(1.25)	(0.20)

Change in net asset value	3.41	5.56	(5.31)	(6.94)	6.78	6.72
Net asset value, end of period	$ 29.70	$ 26.29	$ 20.73	$ 26.04	$ 32.98	$ 26.20

Total return (a)	13.16%	27.02%	(20.39)%	(19.59)%	30.68%	35.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.89% (b)	0.66%	0.00%(c)	0.07%	2.31%	0.62%
Expenses, after expense reductions	1.35% (b)	1.43%	1.40%	1.37%	1.38%	1.44%
Expenses, after expense reductions
and net of custody credits	1.35% (b)	1.43%	1.40%	--	--	--
Expenses, before expense reductions	1.35% (b)	1.43%	1.40%	1.38%	1.38%	1.44%
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%	62.71%
Net assets at end of period (000)	$ 1,184,777	$ 994,043	$ 809,229	$ 1,078,582	$ 873,433	$ 360,966

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
(c) The ratio of net investment loss to average net assets is less than 0.01%.
(d) Net investment loss per share is less than 0.01%.
+ Based on weighted average shares outstanding.

14

Financial highlights, Continued
Thornburg Value Fund
	Six Months Ended		Year Ended September 30,		Period Ended
	March 31, 2004	2003	2002	2001	September 30, 2000 (c)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 25.47	$ 20.22	$ 25.61	$ 32.63	$ 33.22
Income from investment operations:
Net investment income	--	(0.05)	(0.22)	(0.24)	--
Net realized and unrealized
gain (loss) on investments	3.22	5.30	(5.17)	(6.31)	0.09

Total from investment operations	3.22	5.25	(5.39)	(6.55)	0.09
Less dividends from:
Net investment income	--	--	--	(0.19)	(0.68)
Net realized gains	--	--	--	(0.25)	--
Return of Capital	--	--	--	(0.03)	--

Total dividends	--	--	--	(0.47)	(0.68)

Change in net asset value	3.22	5.25	(5.39)	(7.02)	(0.59)
Net asset value, end of period	$ 28.69	$ 25.47	$ 20.22	$ 25.61	$ 32.63

Total return (a)	12.64%	25.96%	(21.05)%	(20.35)%	0.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.02%(b)	(0.22)%	(0.85)%	(0.83)%	0.02%(b)
Expenses, after expense reductions	2.22%(b)	2.31%	2.25%	2.27%	2.38%(b)
Expenses, after expense reductions
and net of custody credits	2.22%(b)	2.31%	2.25%	--	--
Expenses, before expense reductions	2.22%(b)	2.32%	2.25%	2.30%	2.43%(b)
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%
Net assets at end of period (000)	$ 102,992	$ 89,661	$ 70,682	$ 68,740	$ 17,945

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class B Shares was April 3, 2000.
+ Based on weighted average shares outstanding.

15

Financial highlights, Continued
Thornburg Value Fund
	Six Months Ended			Year Ended September 30,
	March 31, 2004	2003	2002	2001	2000	1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 25.70	$ 20.40	$ 25.82	$ 32.80	$ 26.08	$ 19.45

Income from investment operations:
Net investment income	0.01	(0.04)	(0.20)	(0.22)	0.49	(0.01)
Net realized and unrealized
gain (loss) on investments	3.27	5.34	(5.22)	(6.34)	7.23	6.71

Total from investment operations	3.28	5.30	(5.42)	(6.56)	7.72	6.70
Less dividends from:
Net investment income	(0.01)	--	--	(0.16)	(0.61)	(0.07)
Net realized gains	--	--	--	(0.25)	(0.39)	--
Return of Capital	--	--	--	(0.01)	--	--

Total dividends	(0.01)	--	--	(0.42)	(1.00)	(0.07)

Change in net asset value	3.27	5.30	(5.42)	(6.98)	6.72	6.63
Net asset value, end of period	$ 28.97	$ 25.70	$ 20.40	$ 25.82	$ 32.80	$ 26.08

Total return (a)	12.74%	25.98%	(20.99)%	(20.24)%	29.90%	34.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.09% (b)	(0.16)%	(0.77)%	(0.74)%	1.53%	(0.17)%
Expenses, after expense reductions	2.15% (b)	2.25%	2.17%	2.18%	2.16%	2.23%
Expenses, after expense reductions
and net of custody credits	2.15% (b)	2.25%	2.17%	--	--	--
Expenses, before expense reductions	2.15% (b)	2.25%	2.17%	2.19%	2.17%	2.23%
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%	62.71%
Net assets at end of period (000)	$ 526,172	$ 441,103	$ 368,038	$ 437,199	$ 361,447	$ 133,934

(a) Not annualized for periods less than one year.
(b) Annualized.
+ Based on weighted average shares outstanding.

16

Financial highlights, Continued
Thornburg Value Fund
	Six Months Ended			Year Ended September 30,		Period Ended
	March 31, 2004	2003	2002	2001	2000	September 30, 1999(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26	$ 21.78

Income from investment operations:
Net investment income	0.19	0.26	0.11	0.14	0.91	0.25
Net realized and unrealized
gain (loss) on investments	3.38	5.51	(5.34)	(6.42)	7.25	4.48

Total from investment operations	3.57	5.77	(5.23)	(6.28)	8.16	4.73
Less dividends from:
Net investment income	(0.07)	(0.03)	--	(0.28)	(0.94)	(0.25)
Net realized gains	--	--	--	(0.25)	(0.39)	--
Return of Capital	--	(0.05)	--	(0.10)	--	--

Total dividends	(0.07)	(0.08)	--	(0.63)	(1.33)	(0.25)

Change in net asset value	3.50	5.69	(5.23)	(6.91)	6.83	4.48
Net asset value, end of period	$ 30.14	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26

Total return (a)	13.41%	27.55%	(19.98)%	(19.29)%	31.44%	21.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	1.28%(b)	1.10%	0.42%	0.45%	2.82%	1.14%(b)
Expenses, after expense reductions	0.97%(b)	0.99%	0.98%	0.99%	0.99%	1.00%(b)
Expenses, after expense reductions
and net of custody credits	0.97%(b)	0.99%	0.98%	--	--	--
Expenses, before expense reductions	0.97%(b)	1.03%	0.99%	1.01%	1.00%	1.13%(b)
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%	62.71%
Net assets at end of period (000)	$ 341,282	$ 260,624	$ 207,613	$ 293,784	$ 242,974	$ 52,357

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 2, 1998.
+ Based on weighted average shares outstanding.

17

Financial highlights, Continued
Thornburg Value Fund
	Six Months Ended March 31, 2004	Period Ended September 30, 2003(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 26.27	$ 25.83

Income from investment operations:
Net investment income	0.26	0.03
Net realized and unrealized
gain (loss) on investments	3.20	0.41

Total from investment operations	3.46	0.44
Less dividends from:
Net investment income	(0.02)	--

Total dividends	(0.02)	--

Change in net asset value	3.44	0.44
Net asset value, end of period	$ 29.71	$ 26.27

Total return (a)	13.19%	1.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	1.86%(b)	0.48%(b)
Expenses, after expense reductions	1.35%(b)	1.45%(b)
Expenses, after expense reductions
and net of custody credits	1.34%(b)	1.45%(b)
Expenses, before expense reductions	8.57%(b)	44,445.63%(b)*

Portfolio turnover rate	36.13%	82.89%
Net assets at end of period (000)	$ 2,248	$ - (d)

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class R-1 Shares was July 1, 2003.
(d) Net assets at end of year were less than $1,000.
* Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+ Based on weighted average shares outstanding.

18

Schedule of investments
Thornburg Value Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715, CLASS I - 885-215-632, CLASS R-1 - 885-215-533
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX, CLASS R-1 - TVRFX
	Shares	Value
COMMON STOCKS-- 95.80%
AUTOMOBILES & COMPONENTS (2.10%)
Hyundai Motor Co.	978,000	$44,700,772
BANKS (6.50%)
Lloyds TSB Group PLC	5,446,500	41,449,314
The Bank of New York Co. Inc.	1,682,200	52,989,300
Wells Fargo & Co.	835,400	47,342,118
CAPITAL GOODS (2.20%)
Deere & Co.	680,800	47,186,248
COMMERCIAL SERVICES & SUPPLIES (0.90%)
FTI Consulting Inc. +	1,236,500	20,600,090
DIVERSIFIED FINANCIALS (10.80%)
Citigroup Inc.	1,279,000	66,124,300
E-Trade Financial Corp. +	3,179,677	42,448,688
Fannie Mae	1,090,800	81,100,980
Price T Rowe Group Inc.	815,600	43,903,748
ENERGY (6.30%)
Amerada Hess Corp.	962,300	62,818,944
Exxon Mobil Corp.	447,500	18,611,525
Unocal Corp.	1,485,000	55,360,800
HEALTHCARE EQUIPMENT & SERVICES (8.00%)
Amerisourcebergen Corp.	752,700	41,157,636
Anthem Inc. +	459,200	41,621,888
Caremark Rx Inc. +	1,202,200	39,973,150
Health Management Associates	2,190,255	50,835,819
HOUSEHOLD & PERSONAL PRODUCTS (1.50%)
American Greetings Corp. +	1,448,700	32,986,899
INSURANCE (10.60%)
Aon Corp.	2,175,700	60,723,787
Lincoln National Corp.	1,029,022	48,693,321
Marsh & McLennan Cos. Inc.	1,359,900	62,963,370
The St. Paul Cos	1,415,100	56,618,151
MEDIA (7.90%)
AOL Time Warner Inc. +	2,533,755	42,719,109
Comcast Corp. +	1,430,200	39,873,976
Directv Group Inc. +	2,914,185	44,820,165
Fox Entertainment Group Inc. +	1,576,175	42,714,343
PHARMACEUTICALS & BIOTECHNOLOGY (5.10%)
Genzyme Corp. +	870,300	40,938,912
Pfizer Inc.	1,989,300	69,724,965
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.00%)
Boston Properties Inc.	803,400	43,632,654
RETAILING (6.60%)
InterActiveCorp +	1,538,075	$48,587,789
Lowe's Cos. Inc.	949,200	53,278,596
Target Corp.	906,400	40,824,256
SOFTWARE & SERVICES (5.30%)
Affiliated Computer Services Inc. +	622,090	32,286,471
DoubleClick Inc. +	2,244,364	25,249,095
Eclipsys Corp. +	1,866,440	25,159,611
Electronic Arts Inc. +	587,800	31,717,688
TECHNOLOGY - HARDWARE & EQUIPMENT (8.80%)
Hewlett-Packard Co.	1,795,400	41,006,936
Samsung Electronics Co. Ltd.	141,800	70,748,484
Seagate Technology +	2,247,300	36,248,949
Texas Instruments Inc.	1,480,675	43,265,324
TELECOMMUNICATION SERVICES (7.10%)
Alltel Corp.	1,262,000	62,961,180
Nextel Communications Inc. +	1,942,600	48,040,498
NII Holdings Inc. +	1,203,204	42,148,236
TRANSPORTATION (2.10%)
Union Pacific Corp.	777,700	46,522,014
UTILITIES (2.00%)
Dominion Resources Inc.	657,200	42,257,960

TOTAL COMMON STOCKS (Cost $1,793,298,225)	--	2,074,938,059

CORPORATE BONDS -- 2.00%
TELECOMMUNICATION SERVICES (0.90%)
Level 3 Communications Inc., 9.125%, 5/1/2008	$23,400,000	$18,954,000
TRANSPORTATION (1.10%)
Delta Air Lines Inc., 10.00%, 8/15/2008	6,160,000	4,373,600
Delta Air Lines Inc., 7.90%, 12/15/2009	5,000,000	3,300,000
Delta Air Lines Inc., 10.125%, 5/15/2010	2,900,000	1,972,000
Delta Air Lines Inc., 9.75%, 5/15/2021	2,000,000	1,240,000
Delta Air Lines Inc., 8.30%, 12/15/2029	24,500,000	14,087,500

TOTAL CORPORATE BONDS (Cost $47,807,408)	--	43,927,100

CONVERTIBLE BONDS -- 1.30%
TELECOMMUNICATION SERVICES (1.30%)
Level 3 Communications Inc., 6.00%, 9/15/2009	18,700,000	11,407,000
Level 3 Communications Inc., 6.00%, 3/15/2010	28,800,000	17,208,000

TOTAL CONVERTIBLE BONDS (Cost $29,990,991)	--	28,615,000

SHORT TERM INVESTMENTS -- 0.90%
American General Finance, 1.07% due 4/2/2004	$15,000,000	$14,999,554
American General Finance, 1.08% due 4/7/2004	3,000,000	2,999,460

TOTAL SHORT TERM INVESTMENTS (Cost $17,999,014)	--	17,999,014

TOTAL INVESTMENTS (100%) (Cost $1,889,095,638)	--	$2,165,479,173

+ Non-income producing
See notes to financial statements

21

Index Comparison

March 31, 2004

The charts below compare performance of Thornburg Value Fund and the Standard & Poor’s 500 Index for the period October 2, 1995 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg Value Fund Class A Total Returns, Since Inception,versus
S&P 500 Index

Average Annual Total Returns

(periods ending 3/31/04) (at max. offering price)

A Shares
1 Year:	33.80%
5 Year:	3.66%
From Inception (10/2/95):	13.41%

Thornburg Value Fund

index comparisons

Thornburg Value Fund Class C Total Returns, Since Inception, versus S&P 500 Index

Average Annual Total Returns(periods ending 3/31/04)

C Shares
1 Year:	37.90%
5 Year:	3.79%
From Inception (10/2/95):	13.13%

A-share data presented includes the effects of the maximum sales charge of 4.50% and the reinvestment of dividends and capital gains. The B-share total return figures at POP include subtraction of the maximum contingent deferred sales charge (CDSC): if redeemed within one year of purchase, the CDSC is 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year after purchase. Total return figures at the public offering price for the C shares include a 1% CDSC for the first year only. *Assumes redemption during the period.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

22

Thornburg Value Fund

Portfolio proxy voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Value Fund I Shares

Semi-Annual Report March 31, 2004

VALUE I

William V. Fries, CFA
Portfolio Manager

Thornburg Value Fund

Letter to shareholders

Dear Fellow Shareholder,

Investment performance for the quarter ended March 31, 2004 was positive. Even though equity prices eroded near the end of the period in the U.S. and most other developed markets (in local currency), performance results were good on both an absolute basis and relative to benchmarks. Economic and business developments remain encouraging. A robust recovery from recessionary forces in place since 2000 is well underway. Corporate earnings are rising at a healthy pace; with inflationary pressures still containable, the business environment for stocks is reasonable. Evidence is accumulating, however, that inflation will accelerate in the absence of monetary and fiscal discipline. It is encouraging to see the U.S. Dollar rallying against the Euro and the Yen, because this does take some of the pricing pressure off dollar traded commodities—a current source of inflationary cost pressure.

Though the economic and business environment may be sound, the psychological environment for stocks is challenging. The high level of anxiety from daunting uncertainties—such as the situation in Iraq and large fiscal and trade deficits—undermines investor confidence. These issues and a related upward shift in the yield curve are a rational constraint on equity valuations. Credit sensitive stocks of all stripes have become suspect of earnings estimate contraction and have come under selling pressure recently. Even financial service companies likely to benefit or remain unaffected by higher rates have traded lower. Nonetheless, the financial service stocks we hold represent compelling values and are held in part because of business models allowing earnings improvement even in an adverse interest rate environment. Company earnings and cash flow growth ultimately drive stock prices, especially when valuation is compelling.

Despite all we have been through in the past couple of years, a modicum of confidence seems to underpin equity markets. Our portfolio seeks to achieve capital appreciation through the acquisition of promising companies when they are available at a discount to their intrinsic values. This normally occurs when the companies are out of favor or suffering weakness for some controversial or transitory reason. Our stocks are selected one company at a time—based on fundamental research, analysis, and independent judgment. The portfolio is currently focused on approximately 50 stocks, but is adequately diversified to keep risk under control. All stocks may not be performing well simultaneously. For instance, in the quarter just ended, a number of healthcare service holdings such as Caremark (CMX), Quest Diagnostics (DGX), Anthem (ATH), performed well. Media and communications issues such as Comcast (CMCSK), Time Warner (TWX), and Nextel (NXTL) did not. Caremark and Quest hit target prices. We took profits in Quest, and trimmed Caremark for risk control reasons. Underperforming stocks are re-examined for validation of our investment thesis. All three of our underperforming media and communication stocks remain in the portfolio.

1

April 15, 2004

Thornburg Value Fund

Letter to shareholders, Continued

While the investment environment may be one of rational caution at the moment, it is also an environment in which societal change is being recognized in the marketplace. Companies with exceptional revenue and earnings growth tied to these changes are receiving considerable investor attention. Portfolio diversification to include what we call emerging franchises includes younger and high-potential equities. Companies that are involved in the use of the internet are illustrative. Despite the excess exuberance of the market related to the internet in 2000, the internet has become part of a daily routine for most of us and a number of franchises relating to this service have moved from an embryonic stage to real businesses. A couple of our holdings have promising businesses in this area: Interactive Corp (IACI) and E-Trade (ET) are examples. Holdings in which the primary business is telecommunications or media also are benefiting. Comcast, Nextel, and Electronic Arts (ERTS), are all expected to generate some portion of revenues from internet linked services. Because companies involved in this type of business tend to be more volatile than the average stock, we limit the amount of exposure to companies of this nature. The majority of Thornburg Value Fund holdings are what we classify as basic values or consistent earners. These represent holdings of firms that are better established in more mature industries.

On the following pages, you will find the management’s discussion of your Fund’s performance. Also, you can learn a good deal more about our investment philosophy and portfolios by visiting our website at www.thornburg.com/funds. We include descriptive information on each holding, a link to company websites, up-to-date performance information, and a monthly market commentary.

Thank you for your trust and confidence. We are confident that your Thornburg Value Fund is well positioned and we look forward to more clarity on what seems an unusual number of investment environment uncertainties.

Sincerely,

William V. Fries, CFA
Portfolio Manager

2

Thornburg Value Fund

management’s discussion of performance

Value Fund		1Q-04	6 Mos.	1 Yr	3 Yrs	5 Yrs	Incep.
I shares (TVIFX)	NAV	2.34%	13.41%	40.63%	1.06%	5.05%	7.70%
11/2/98 Inception
S&P 500 Index (since 11/2/98)		1.69%	14.07%	35.12%	0.63%	-1.20%	1.92%

Total returns for periods greater than one year are annualized averages.

There is no up-front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. They are not deposits or obligations of, or guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any government agency.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Performance

Your Thornburg Value Fund outperformed the broad-based S&P 500 Index during the quarter ended March 31, 2004. The Fund was up 2.34% compared to 1.69% for the index. Performance was driven by a diverse group of holdings. Samsung Electronics Co. Ltd. (05930 KS), Amerada Hess Corp. (AHC), Caremark Rx Inc., and AON Corp. (AOC) were top contributors to performance, each hailing from a different industry (technology, energy, healthcare, and insurance). Not every investment had a positive impact on the portfolio; Union Pacific Corp. (UNP), Nextel Communications Inc., Seagate Technology (STX), and Comcast Corp. were among the main detractors from the Fund’s overall performance. From an industry-level perspective the Fund’s performance was limited by its lack of exposure and poor performance in the telecommunications industry, but was boosted by strong performance from healthcare and technology holdings in a quarter when overall performance of the two industries within the index was negative.

Performance Impact during 1st quarter 2004

Top Contributors	Top Detractors
Samsung Electronics Co. Ltd.	Union Pacific Corp.
Amerada Hess Corp.	Nextel Communications Inc.
Caremark RxInc	Seagate Technology
Aon Corp.	Comcast Corp.
Lincoln National Corp.	Interactive Corp.

3

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

Activity

Investment activity during the quarter was moderate. Six holdings were added to the portfolio, while eight were eliminated. Among new holdings were healthcare companies Amerisource Bergen Corp. and Anthem Inc., financial firm Price T Rowe Group Inc. (TROW), and energy holding Exxon Mobil Corp. (XOM). Eliminated holdings included Bank of Ireland (IRE), Marathon Oil Corp. (MRO), and Quest Diagnostics, all of which reached target prices. Freddie Mac (FRE) was consolidated into Fannie Mae (FNM), which is now the portfolio’s largest holding. H.J. Heinz Co. (HNZ), Circuit City Stores Inc. (CG), and El Paso Corp. (EP) were sold because of deterioration of fundamentals supporting the investment thesis for each company.

Activity during 1st quarter 2004
New Holdings	Eliminated Holdings
Amerisourcebergen Corp.	Alliance Capital Management Holdings LP
Anthem Inc.	Bank of Ireland
Exxon Mobil Corp.	Circuit City Stores Inc.
FTI Consulting Inc.	El Paso Corp.
NII Holdings Inc.	Freddie Mac
Price T Rowe Group Inc.	HJ Heinz Co.
--	Marathon Oil Corp.
--	Quest Diagnostics
Top 10 Holdings
12/31/03		3/31/04
E Trade Financial Corp.	3.4%	Fannie Mae	3.7%
Citigroup Inc.	3.1%	Samsung Electronics Co. Ltd	3.3%
Pfizer Inc.	3.0%	Pfizer Inc.	3.2%
The St. Paul Cos. Inc.	2.8%	Citigroup Inc.	3.1%
Unocal Corp.	2.7%	Marsh & McLennan Cos. Inc.	2.9%
Comcast Corp.	2.7%	Alltell Corp.	2.9%
Amerada Hess Corp.	2.5%	Amerada Hess Corp.	2.9%
Fannie Mae	2.5%	AON Corp.	2.8%
Wells Fargo & Co.	2.4%	St. Paul Cos. Inc.	2.6%
Hughes Electronics Corp.	2.4%	Unocal Corp.	2.6%

Portfolio Diversification

During the quarter the industry exposure of your Fund continued to be well diversified. Exposure to the telecommunications industry increased with the addition of NII Holdings Inc. (NIHD), while exposure to the energy industry decreased as a result of the elimination of Marathon Oil Corp. and El Paso Corp. Exposure to other industries remained fairly stable. Capitalization exposure during

Top 10 Industries
12/31/03		3/31/04
Diversified Financials	10.8%	Diversified Financials	10.8%
Energy	10.3%	Insurance	10.6%
Media	9.3%	Telecommunication Services	9.3%
Insurance	9.2%	Technology - Hardware & Equip.8.8%
Technology - Hardware & Equip	8.8%	Healthcare Equip. & Services	8.0%
Banks	7.8%	Media	7.9%
Retailing	7.8%	Retailing	6.6%
Healthcare Equipment & Services	6.3%	Banks	6.5%
Software & Services	5.4%	Energy	6.3%
Pharmaceuticals & Biotechnology	5.3%	Software & Services	5.3%

4

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

the quarter remained relatively unchanged. The largest amount of exposure was to large cap holdings (greater than $8 billion market cap), consistent with the Fund’s investment philosophy. New opportunities in the market were primarily found in stocks we consider consistent earners. This is an indication that many cyclical value stocks have appreciated to price levels that are not as attractive as they once were, and that value in the market is now being found in stocks that exhibit the ability to consistently grow earnings as the economy recovers.

5

Statement of assets and liabilities
Thornburg Value Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $1,889,095,638)	$2,165,479,173
Cash	3,298,416
Cash denominated in foreign currency (cost $423,791)	442,828
Receivable for securities sold	1,468,008
Receivable for fund shares sold	6,565,117
Dividends receivable	6,182,589
Interest receivable	1,994,715
Prepaid expenses and other assets	97,697

Total Assets	2,185,528,543

LIABILITIES
Payable for securities purchased	20,329,124
Payable for fund shares redeemed	1,667,063
Payable to investment advisor (Note 3)	1,633,967
Accounts payable and accrued expenses	1,519,119
Dividends payable	2,908,620

Total Liabilities	28,057,893

NET ASSETS	$2,157,470,650

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$3,897,875
Net unrealized appreciation (depreciation) on investments	276,500,684
Accumulated net realized gain (loss)	(315,360,325)
Net capital paid in on shares of beneficial interest	2,192,432,416

$2,157,470,650

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,184,777,388 applicable to 39,887,250 shares of beneficial interest outstanding - Note 4)	$29.70
Maximum sales charge, 4.50% of offering price	1.40

Maximum Offering Price Per Share	$31.10

Class B Shares:
Net asset value and offering price per share *
($102,991,535 applicable to 3,589,406 shares of beneficial interest outstanding - Note 4)	$28.69

Class C Shares:
Net asset value and offering price per share *
($526,172,414 applicable to 18,164,914 shares of beneficial interest outstanding - Note 4)	$28.97

Class I Shares:
Net asset value, offering, and redemption price per share
($341,281,561 applicable to 11,323,871 shares of beneficial interest outstanding - Note 4)	$30.14

Class R-1 Shares:
Net asset value, offering, and redemption price per share
($2,247,752 applicable to 75,651 shares of beneficial interest outstanding - Note 4)	$29.71

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

6

Statement of Operations
Thornburg Value Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $476,389)	$16,599,858
Interest income	5,840,127
Other income	293

Total Income	22,440,278

EXPENSES
Investment advisory fees (Note 3)	7,999,526
Administration fees (Note 3)
Class A Shares	690,291
Class B Shares	62,151
Class C Shares	310,012
Class I Shares	75,939
Class R-1 Shares	162
Distribution and service fees (Note 3)
Class A Shares	1,405,361
Class B Shares	511,628
Class C Shares	2,524,348
Class R-1 Shares	687
Transfer agent fees
Class A Shares	637,150
Class B Shares	94,735
Class C Shares	376,360
Class I Shares	84,630
Class R-1 Shares	1,396
Registration & filing fees
Class A Shares	11,705
Class B Shares	9,397
Class C Shares	9,946
Class I Shares	10,587
Class R-1 Shares	7,794
Custodian fees (Note 3)	278,904
Professional fees	75,010
Accounting fees	67,050
Trustee fees	20,835
Other expenses	112,542

Total Expenses	15,378,146
Less:
Expenses reimbursed by investment advisor (Note 3)	(9,439)
Fees paid indirectly (Note3)	(4,654)

Net Expenses	15,364,053

Net Investment Income	$7,076,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$101,596,317
Foreign currency transactions	7,963

--	101,604,280

Net change in unrealized appreciation (depreciation) on:
Investments	126,425,531
Foreign currency translation	91,370

--	126,516,901

Net Realized and Unrealized
Gain (Loss) on Investments	228,121,181

Net Increase (Decrease) in Net Assets Resulting
From Operations	$235,197,406

See notes to financial statements.

8

Thornburg Value Fund

Statements of Changes in net assets

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income gain (loss)	$7,076,225	$7,313,471
Net realized gain (loss) on investments and foreign currency
transactions	101,604,280	(71,469,466)
Increase (Decrease) in unrealized appreciation (depreciation )
on investments and foreign currency translation	126,516,901	418,721,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	235,197,406	354,565,062
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,994,363)	(608,906)
Class B Shares	(1,328)	0
Class C Shares	(93,549)	0
Class I Shares	(817,584)	(313,321)
Class R-1 Shares	(1,797)	0
From return of capital
Class A Shares	0	(841,616)
Class I Shares	0	(433,066)
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	61,882,012	(9,595,663)
Class B Shares	1,857,939	1,176,900
Class C Shares	28,277,969	(15,910,000)
Class I Shares	45,500,208	1,829,284
Class R-1 Shares	2,232,993	75

Net Increase (Decrease) in Net Assets	372,039,906	329,868,749
NET ASSETS:
Beginning of period	1,785,430,744	1,455,561,995

End of period	$2,157,470,650	$1,785,430,744

See notes to financial statements.

9

Notes to financial statements

Thornburg Value Fund

March 31, 2004

NOTE 1 – ORGANIZATION Thornburg Value Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I) and Retirement Class (Class R-1) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase but bear both a service fee and distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At

10

Thornburg Value Fund

Notes to financial statements, continued

the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $9,439 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $108,256 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $14,628 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class B, Class C, and Class R-1 shares under which the Fund compensates the Distributor for services in promoting the sale of Class B, Class C, and Class R-1 shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class B, Class C, and Class R-1 shares. Total fees incurred by each class of shares of the Fund under its respective service and distribution Plans for the period ended March 31, 2004 are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This

11

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended March 31, 2004, the fees paid indirectly were $4,654.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	6,856,915	$197,901,422	10,779,879	$260,163,852
Shares issued to shareholders in	--	--	51,321	1,323,066
reinvestment of dividends
Shares repurchased **	(4,778,638)	(136,019,410)	(12,057,032)	(271,082,581)

Net Increase (Decrease)	2,078,277	$61,882,012	(1,225,832)	$(9,595,663)

** The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $8,441 was netted in the amount reported for shares repurchased

Class B Shares
Shares sold	262,835	$7,300,130	513,612	$11,953,625
Shares repurchased	(194,243)	(5,442,191)	(487,795)	(10,776,725)

Net Increase (Decrease)	68,592	$1,857,939	25,817	$1,176,900

Class C Shares
Shares sold	2,232,155	$62,719,232	2,810,602	$66,343,222
Shares repurchased	(1,228,014)	(34,441,263)	(3,690,038)	(82,253,222)

Net Increase (Decrease)	1,004,141	$28,277,969	(879,436)	$(15,910,000)

Class I Shares
Shares sold	2,602,698	$76,317,168	3,982,384	$94,533,465
Shares issued to shareholders in	--	--	23,269	607,316
reinvestment of dividends
Shares repurchased **	(1,060,545)	(30,816,960)	(4,135,473)	(93,311,497)

Net Increase (Decrease)	1,542,153	$45,500,208	(129,820)	$1,829,284

** The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $4,224 was netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	77,640	$2,291,771	3	$75
Shares repurchased	(1,992)	(58,778)	--	--

Net Increase (Decrease)	75,648	$2,232,993	3	$75

12

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities excluding short-term securities of $862,612,627 and $709,928,543, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose                                                                                            $ 1,889,095,638

Gross unrealized appreciation on a tax basis	$ 355,301,945
Gross unrealized depreciation on a tax basis	(78,918,410)
Net unrealized
appreciation (depreciation) on investments (tax basis)	$ 276,383,535

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2009	$11,324,648
2010	188,545,264
2011	174,918,826

--	$374,788,738

At March 31, 2004, the Fund had deferred currency and capital losses occurring subsequent to October 31, 2002 of $269,729 and $42,175,867, respectively. For tax purposes, such losses will be reflected in the year ended September 30, 2004.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

13

Financial highlights
Thornburg Value Fund
	Six Months Ended			Year Ended September 30,		Period Ended
	March 31, 2004	2003	2002	2001	2000	September 30, 1999(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26	$ 21.78

Income from investment operations:
Net investment income	0.19	0.26	0.11	0.14	0.91	0.25
Net realized and unrealized
gain (loss) on investments	3.38	5.51	(5.34)	(6.42)	7.25	4.48

Total from investment operations	3.57	5.77	(5.23)	(6.28)	8.16	4.73
Less dividends from:
Net investment income	(0.07)	(0.03)	--	(0.28)	(0.94)	(0.25)
Net realized gains	--	--	--	(0.25)	(0.39)	--
Return of Capital	--	(0.05)	--	(0.10)	--	--

Total dividends	(0.07)	(0.08)	--	(0.63)	(1.33)	(0.25)

Change in net asset value	3.50	5.69	(5.23)	(6.91)	6.83	4.48
Net asset value, end of period	$ 30.14	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26

Total return (a)	13.41%	27.55%	(19.98)%	(19.29)%	31.44%	21.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	1.28%(b)	1.10%	0.42%	0.45%	2.82%	1.14%(b)
Expenses, after expense reductions	0.97%(b)	0.99%	0.98%	0.99%	0.99%	1.00%(b)
Expenses, after expense reductions
and net of custody credits	0.97%(b)	0.99%	0.98%	--	--	--
Expenses, before expense reductions	0.97%(b)	1.03%	0.99%	1.01%	1.00%	1.13%(b)
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%	62.71%
Net assets at end of period (000)	$ 341,282	$ 260,624	$ 207,613	$ 293,784	$ 242,974	$ 52,357

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 2, 1998.
+ Based on weighted average shares outstanding.

14

Schedule of investments
Thornburg Value Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715, CLASS I - 885-215-632, CLASS R-1 - 885-215-533
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX, CLASS R-1 - TVRFX
	Shares	Value
COMMON STOCKS-- 95.80%
AUTOMOBILES & COMPONENTS (2.10%)
Hyundai Motor Co.	978,000	$44,700,772
BANKS (6.50%)
Lloyds TSB Group PLC	5,446,500	41,449,314
The Bank of New York Co. Inc.	1,682,200	52,989,300
Wells Fargo & Co.	835,400	47,342,118
CAPITAL GOODS (2.20%)
Deere & Co.	680,800	47,186,248
COMMERCIAL SERVICES & SUPPLIES (0.90%)
FTI Consulting Inc. +	1,236,500	20,600,090
DIVERSIFIED FINANCIALS (10.80%)
Citigroup Inc.	1,279,000	66,124,300
E-Trade Financial Corp. +	3,179,677	42,448,688
Fannie Mae	1,090,800	81,100,980
Price T Rowe Group Inc.	815,600	43,903,748
ENERGY (6.30%)
Amerada Hess Corp.	962,300	62,818,944
Exxon Mobil Corp.	447,500	18,611,525
Unocal Corp.	1,485,000	55,360,800
HEALTHCARE EQUIPMENT & SERVICES (8.00%)
Amerisourcebergen Corp.	752,700	41,157,636
Anthem Inc. +	459,200	41,621,888
Caremark Rx Inc. +	1,202,200	39,973,150
Health Management Associates	2,190,255	50,835,819
HOUSEHOLD & PERSONAL PRODUCTS (1.50%)
American Greetings Corp. +	1,448,700	32,986,899
INSURANCE (10.60%)
Aon Corp.	2,175,700	60,723,787
Lincoln National Corp.	1,029,022	48,693,321
Marsh & McLennan Cos. Inc.	1,359,900	62,963,370
The St. Paul Cos	1,415,100	56,618,151
MEDIA (7.90%)
AOL Time Warner Inc. +	2,533,755	42,719,109
Comcast Corp. +	1,430,200	39,873,976
Directv Group Inc. +	2,914,185	44,820,165
Fox Entertainment Group Inc. +	1,576,175	42,714,343
PHARMACEUTICALS & BIOTECHNOLOGY (5.10%)
Genzyme Corp. +	870,300	40,938,912
Pfizer Inc.	1,989,300	69,724,965
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.00%)
Boston Properties Inc.	803,400	43,632,654
RETAILING (6.60%)
InterActiveCorp +	1,538,075	$48,587,789
Lowe's Cos. Inc.	949,200	53,278,596
Target Corp.	906,400	40,824,256
SOFTWARE & SERVICES (5.30%)
Affiliated Computer Services Inc. +	622,090	32,286,471
DoubleClick Inc. +	2,244,364	25,249,095
Eclipsys Corp. +	1,866,440	25,159,611
Electronic Arts Inc. +	587,800	31,717,688
TECHNOLOGY - HARDWARE & EQUIPMENT (8.80%)
Hewlett-Packard Co.	1,795,400	41,006,936
Samsung Electronics Co. Ltd.	141,800	70,748,484
Seagate Technology +	2,247,300	36,248,949
Texas Instruments Inc.	1,480,675	43,265,324
TELECOMMUNICATION SERVICES (7.10%)
Alltel Corp.	1,262,000	62,961,180
Nextel Communications Inc. +	1,942,600	48,040,498
NII Holdings Inc. +	1,203,204	42,148,236
TRANSPORTATION (2.10%)
Union Pacific Corp.	777,700	46,522,014
UTILITIES (2.00%)
Dominion Resources Inc.	657,200	42,257,960

TOTAL COMMON STOCKS (Cost $1,793,298,225)	--	2,074,938,059

CORPORATE BONDS -- 2.00%
TELECOMMUNICATION SERVICES (0.90%)
Level 3 Communications Inc., 9.125%, 5/1/2008	$23,400,000	$18,954,000
TRANSPORTATION (1.10%)
Delta Air Lines Inc., 10.00%, 8/15/2008	6,160,000	4,373,600
Delta Air Lines Inc., 7.90%, 12/15/2009	5,000,000	3,300,000
Delta Air Lines Inc., 10.125%, 5/15/2010	2,900,000	1,972,000
Delta Air Lines Inc., 9.75%, 5/15/2021	2,000,000	1,240,000
Delta Air Lines Inc., 8.30%, 12/15/2029	24,500,000	14,087,500

TOTAL CORPORATE BONDS (Cost $47,807,408)	--	43,927,100

CONVERTIBLE BONDS -- 1.30%
TELECOMMUNICATION SERVICES (1.30%)
Level 3 Communications Inc., 6.00%, 9/15/2009	18,700,000	11,407,000
Level 3 Communications Inc., 6.00%, 3/15/2010	28,800,000	17,208,000

TOTAL CONVERTIBLE BONDS (Cost $29,990,991)	--	28,615,000

SHORT TERM INVESTMENTS -- 0.90%
American General Finance, 1.07% due 4/2/2004	$15,000,000	$14,999,554
American General Finance, 1.08% due 4/7/2004	3,000,000	2,999,460

TOTAL SHORT TERM INVESTMENTS (Cost $17,999,014)	--	17,999,014

TOTAL INVESTMENTS (100%) (Cost $1,889,095,638)	--	$2,165,479,173

+ Non-income producing
See notes to financial statements
17

March 31, 2004

Index Comparison

The chart below compares performance of Thornburg Value Fund and the Standard & Poor’s 500 Index for the period November 2, 1998 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg Value Fund

index comparisons

Thornburg Value Fund Class I Total Returns, Since Inception,versus
S&P 500 Index

Average Annual Total Returns(periods
ending 3/31/04)

I Shares
1 Year:	40.63%
5 Year:	5.05%
From Inception (11/2/98):	7.70%

There is no up-front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

18

Thornburg Value Fund

Portfolio proxy voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Value Fund I Shares

Semi-Annual Report March 31, 2004

VALUE I

William V. Fries, CFA
Portfolio Manager

Thornburg Value Fund

Letter to shareholders

Dear Fellow Shareholder,

Investment performance for the quarter ended March 31, 2004 was positive. Even though equity prices eroded near the end of the period in the U.S. and most other developed markets (in local currency), performance results were good on both an absolute basis and relative to benchmarks. Economic and business developments remain encouraging. A robust recovery from recessionary forces in place since 2000 is well underway. Corporate earnings are rising at a healthy pace; with inflationary pressures still containable, the business environment for stocks is reasonable. Evidence is accumulating, however, that inflation will accelerate in the absence of monetary and fiscal discipline. It is encouraging to see the U.S. Dollar rallying against the Euro and the Yen, because this does take some of the pricing pressure off dollar traded commodities—a current source of inflationary cost pressure.

Though the economic and business environment may be sound, the psychological environment for stocks is challenging. The high level of anxiety from daunting uncertainties—such as the situation in Iraq and large fiscal and trade deficits—undermines investor confidence. These issues and a related upward shift in the yield curve are a rational constraint on equity valuations. Credit sensitive stocks of all stripes have become suspect of earnings estimate contraction and have come under selling pressure recently. Even financial service companies likely to benefit or remain unaffected by higher rates have traded lower. Nonetheless, the financial service stocks we hold represent compelling values and are held in part because of business models allowing earnings improvement even in an adverse interest rate environment. Company earnings and cash flow growth ultimately drive stock prices, especially when valuation is compelling.

Despite all we have been through in the past couple of years, a modicum of confidence seems to underpin equity markets. Our portfolio seeks to achieve capital appreciation through the acquisition of promising companies when they are available at a discount to their intrinsic values. This normally occurs when the companies are out of favor or suffering weakness for some controversial or transitory reason. Our stocks are selected one company at a time—based on fundamental research, analysis, and independent judgment. The portfolio is currently focused on approximately 50 stocks, but is adequately diversified to keep risk under control. All stocks may not be performing well simultaneously. For instance, in the quarter just ended, a number of healthcare service holdings such as Caremark (CMX), Quest Diagnostics (DGX), Anthem (ATH), performed well. Media and communications issues such as Comcast (CMCSK), Time Warner (TWX), and Nextel (NXTL) did not. Caremark and Quest hit target prices. We took profits in Quest, and trimmed Caremark for risk control reasons. Underperforming stocks are re-examined for validation of our investment thesis. All three of our underperforming media and communication stocks remain in the portfolio.

1

April 15, 2004

Thornburg Value Fund

Letter to shareholders, Continued

While the investment environment may be one of rational caution at the moment, it is also an environment in which societal change is being recognized in the marketplace. Companies with exceptional revenue and earnings growth tied to these changes are receiving considerable investor attention. Portfolio diversification to include what we call emerging franchises includes younger and high-potential equities. Companies that are involved in the use of the internet are illustrative. Despite the excess exuberance of the market related to the internet in 2000, the internet has become part of a daily routine for most of us and a number of franchises relating to this service have moved from an embryonic stage to real businesses. A couple of our holdings have promising businesses in this area: Interactive Corp (IACI) and E-Trade (ET) are examples. Holdings in which the primary business is telecommunications or media also are benefiting. Comcast, Nextel, and Electronic Arts (ERTS), are all expected to generate some portion of revenues from internet linked services. Because companies involved in this type of business tend to be more volatile than the average stock, we limit the amount of exposure to companies of this nature. The majority of Thornburg Value Fund holdings are what we classify as basic values or consistent earners. These represent holdings of firms that are better established in more mature industries.

On the following pages, you will find the management’s discussion of your Fund’s performance. Also, you can learn a good deal more about our investment philosophy and portfolios by visiting our website at www.thornburg.com/funds. We include descriptive information on each holding, a link to company websites, up-to-date performance information, and a monthly market commentary.

Thank you for your trust and confidence. We are confident that your Thornburg Value Fund is well positioned and we look forward to more clarity on what seems an unusual number of investment environment uncertainties.

Sincerely,

William V. Fries, CFA
Portfolio Manager

2

Thornburg Value Fund

management’s discussion of performance

Value Fund		1Q-04	6 Mos.	1 Yr	3 Yrs	5 Yrs	Incep.
I shares (TVIFX)	NAV	2.34%	13.41%	40.63%	1.06%	5.05%	7.70%
11/2/98 Inception
S&P 500 Index (since 11/2/98)		1.69%	14.07%	35.12%	0.63%	-1.20%	1.92%

Total returns for periods greater than one year are annualized averages.

There is no up-front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. They are not deposits or obligations of, or guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any government agency.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Performance

Your Thornburg Value Fund outperformed the broad-based S&P 500 Index during the quarter ended March 31, 2004. The Fund was up 2.34% compared to 1.69% for the index. Performance was driven by a diverse group of holdings. Samsung Electronics Co. Ltd. (05930 KS), Amerada Hess Corp. (AHC), Caremark Rx Inc., and AON Corp. (AOC) were top contributors to performance, each hailing from a different industry (technology, energy, healthcare, and insurance). Not every investment had a positive impact on the portfolio; Union Pacific Corp. (UNP), Nextel Communications Inc., Seagate Technology (STX), and Comcast Corp. were among the main detractors from the Fund’s overall performance. From an industry-level perspective the Fund’s performance was limited by its lack of exposure and poor performance in the telecommunications industry, but was boosted by strong performance from healthcare and technology holdings in a quarter when overall performance of the two industries within the index was negative.

Performance Impact during 1st quarter 2004

Top Contributors	Top Detractors
Samsung Electronics Co. Ltd.	Union Pacific Corp.
Amerada Hess Corp.	Nextel Communications Inc.
Caremark RxInc	Seagate Technology
Aon Corp.	Comcast Corp.
Lincoln National Corp.	Interactive Corp.

3

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

Activity

Investment activity during the quarter was moderate. Six holdings were added to the portfolio, while eight were eliminated. Among new holdings were healthcare companies Amerisource Bergen Corp. and Anthem Inc., financial firm Price T Rowe Group Inc. (TROW), and energy holding Exxon Mobil Corp. (XOM). Eliminated holdings included Bank of Ireland (IRE), Marathon Oil Corp. (MRO), and Quest Diagnostics, all of which reached target prices. Freddie Mac (FRE) was consolidated into Fannie Mae (FNM), which is now the portfolio’s largest holding. H.J. Heinz Co. (HNZ), Circuit City Stores Inc. (CG), and El Paso Corp. (EP) were sold because of deterioration of fundamentals supporting the investment thesis for each company.

Activity during 1st quarter 2004
New Holdings	Eliminated Holdings
Amerisourcebergen Corp.	Alliance Capital Management Holdings LP
Anthem Inc.	Bank of Ireland
Exxon Mobil Corp.	Circuit City Stores Inc.
FTI Consulting Inc.	El Paso Corp.
NII Holdings Inc.	Freddie Mac
Price T Rowe Group Inc.	HJ Heinz Co.
--	Marathon Oil Corp.
--	Quest Diagnostics
Top 10 Holdings
12/31/03		3/31/04
E Trade Financial Corp.	3.4%	Fannie Mae	3.7%
Citigroup Inc.	3.1%	Samsung Electronics Co. Ltd	3.3%
Pfizer Inc.	3.0%	Pfizer Inc.	3.2%
The St. Paul Cos. Inc.	2.8%	Citigroup Inc.	3.1%
Unocal Corp.	2.7%	Marsh & McLennan Cos. Inc.	2.9%
Comcast Corp.	2.7%	Alltell Corp.	2.9%
Amerada Hess Corp.	2.5%	Amerada Hess Corp.	2.9%
Fannie Mae	2.5%	AON Corp.	2.8%
Wells Fargo & Co.	2.4%	St. Paul Cos. Inc.	2.6%
Hughes Electronics Corp.	2.4%	Unocal Corp.	2.6%

Portfolio Diversification

During the quarter the industry exposure of your Fund continued to be well diversified. Exposure to the telecommunications industry increased with the addition of NII Holdings Inc. (NIHD), while exposure to the energy industry decreased as a result of the elimination of Marathon Oil Corp. and El Paso Corp. Exposure to other industries remained fairly stable. Capitalization exposure during

Top 10 Industries
12/31/03		3/31/04
Diversified Financials	10.8%	Diversified Financials	10.8%
Energy	10.3%	Insurance	10.6%
Media	9.3%	Telecommunication Services	9.3%
Insurance	9.2%	Technology - Hardware & Equip.8.8%
Technology - Hardware & Equip	8.8%	Healthcare Equip. & Services	8.0%
Banks	7.8%	Media	7.9%
Retailing	7.8%	Retailing	6.6%
Healthcare Equipment & Services	6.3%	Banks	6.5%
Software & Services	5.4%	Energy	6.3%
Pharmaceuticals & Biotechnology	5.3%	Software & Services	5.3%

4

Thornburg Value Fund

management’s discussion of performance, Continued

March 31, 2004

the quarter remained relatively unchanged. The largest amount of exposure was to large cap holdings (greater than $8 billion market cap), consistent with the Fund’s investment philosophy. New opportunities in the market were primarily found in stocks we consider consistent earners. This is an indication that many cyclical value stocks have appreciated to price levels that are not as attractive as they once were, and that value in the market is now being found in stocks that exhibit the ability to consistently grow earnings as the economy recovers.

5

Statement of assets and liabilities
Thornburg Value Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $1,889,095,638)	$2,165,479,173
Cash	3,298,416
Cash denominated in foreign currency (cost $423,791)	442,828
Receivable for securities sold	1,468,008
Receivable for fund shares sold	6,565,117
Dividends receivable	6,182,589
Interest receivable	1,994,715
Prepaid expenses and other assets	97,697

Total Assets	2,185,528,543

LIABILITIES
Payable for securities purchased	20,329,124
Payable for fund shares redeemed	1,667,063
Payable to investment advisor (Note 3)	1,633,967
Accounts payable and accrued expenses	1,519,119
Dividends payable	2,908,620

Total Liabilities	28,057,893

NET ASSETS	$2,157,470,650

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$3,897,875
Net unrealized appreciation (depreciation) on investments	276,500,684
Accumulated net realized gain (loss)	(315,360,325)
Net capital paid in on shares of beneficial interest	2,192,432,416

$2,157,470,650

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,184,777,388 applicable to 39,887,250 shares of beneficial interest outstanding - Note 4)	$29.70
Maximum sales charge, 4.50% of offering price	1.40

Maximum Offering Price Per Share	$31.10

Class B Shares:
Net asset value and offering price per share *
($102,991,535 applicable to 3,589,406 shares of beneficial interest outstanding - Note 4)	$28.69

Class C Shares:
Net asset value and offering price per share *
($526,172,414 applicable to 18,164,914 shares of beneficial interest outstanding - Note 4)	$28.97

Class I Shares:
Net asset value, offering, and redemption price per share
($341,281,561 applicable to 11,323,871 shares of beneficial interest outstanding - Note 4)	$30.14

Class R-1 Shares:
Net asset value, offering, and redemption price per share
($2,247,752 applicable to 75,651 shares of beneficial interest outstanding - Note 4)	$29.71

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

6

Statement of Operations
Thornburg Value Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $476,389)	$16,599,858
Interest income	5,840,127
Other income	293

Total Income	22,440,278

EXPENSES
Investment advisory fees (Note 3)	7,999,526
Administration fees (Note 3)
Class A Shares	690,291
Class B Shares	62,151
Class C Shares	310,012
Class I Shares	75,939
Class R-1 Shares	162
Distribution and service fees (Note 3)
Class A Shares	1,405,361
Class B Shares	511,628
Class C Shares	2,524,348
Class R-1 Shares	687
Transfer agent fees
Class A Shares	637,150
Class B Shares	94,735
Class C Shares	376,360
Class I Shares	84,630
Class R-1 Shares	1,396
Registration & filing fees
Class A Shares	11,705
Class B Shares	9,397
Class C Shares	9,946
Class I Shares	10,587
Class R-1 Shares	7,794
Custodian fees (Note 3)	278,904
Professional fees	75,010
Accounting fees	67,050
Trustee fees	20,835
Other expenses	112,542

Total Expenses	15,378,146
Less:
Expenses reimbursed by investment advisor (Note 3)	(9,439)
Fees paid indirectly (Note3)	(4,654)

Net Expenses	15,364,053

Net Investment Income	$7,076,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$101,596,317
Foreign currency transactions	7,963

--	101,604,280

Net change in unrealized appreciation (depreciation) on:
Investments	126,425,531
Foreign currency translation	91,370

--	126,516,901

Net Realized and Unrealized
Gain (Loss) on Investments	228,121,181

Net Increase (Decrease) in Net Assets Resulting
From Operations	$235,197,406

See notes to financial statements.

8

Thornburg Value Fund

Statements of Changes in net assets

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income gain (loss)	$7,076,225	$7,313,471
Net realized gain (loss) on investments and foreign currency
transactions	101,604,280	(71,469,466)
Increase (Decrease) in unrealized appreciation (depreciation )
on investments and foreign currency translation	126,516,901	418,721,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	235,197,406	354,565,062
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,994,363)	(608,906)
Class B Shares	(1,328)	0
Class C Shares	(93,549)	0
Class I Shares	(817,584)	(313,321)
Class R-1 Shares	(1,797)	0
From return of capital
Class A Shares	0	(841,616)
Class I Shares	0	(433,066)
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	61,882,012	(9,595,663)
Class B Shares	1,857,939	1,176,900
Class C Shares	28,277,969	(15,910,000)
Class I Shares	45,500,208	1,829,284
Class R-1 Shares	2,232,993	75

Net Increase (Decrease) in Net Assets	372,039,906	329,868,749
NET ASSETS:
Beginning of period	1,785,430,744	1,455,561,995

End of period	$2,157,470,650	$1,785,430,744

See notes to financial statements.

9

Notes to financial statements

Thornburg Value Fund

March 31, 2004

NOTE 1 – ORGANIZATION Thornburg Value Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I) and Retirement Class (Class R-1) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase but bear both a service fee and distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At

10

Thornburg Value Fund

Notes to financial statements, continued

the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $9,439 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $108,256 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $14,628 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class B, Class C, and Class R-1 shares under which the Fund compensates the Distributor for services in promoting the sale of Class B, Class C, and Class R-1 shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class B, Class C, and Class R-1 shares. Total fees incurred by each class of shares of the Fund under its respective service and distribution Plans for the period ended March 31, 2004 are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This

11

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended March 31, 2004, the fees paid indirectly were $4,654.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	6,856,915	$197,901,422	10,779,879	$260,163,852
Shares issued to shareholders in	--	--	51,321	1,323,066
reinvestment of dividends
Shares repurchased **	(4,778,638)	(136,019,410)	(12,057,032)	(271,082,581)

Net Increase (Decrease)	2,078,277	$61,882,012	(1,225,832)	$(9,595,663)

** The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $8,441 was netted in the amount reported for shares repurchased

Class B Shares
Shares sold	262,835	$7,300,130	513,612	$11,953,625
Shares repurchased	(194,243)	(5,442,191)	(487,795)	(10,776,725)

Net Increase (Decrease)	68,592	$1,857,939	25,817	$1,176,900

Class C Shares
Shares sold	2,232,155	$62,719,232	2,810,602	$66,343,222
Shares repurchased	(1,228,014)	(34,441,263)	(3,690,038)	(82,253,222)

Net Increase (Decrease)	1,004,141	$28,277,969	(879,436)	$(15,910,000)

Class I Shares
Shares sold	2,602,698	$76,317,168	3,982,384	$94,533,465
Shares issued to shareholders in	--	--	23,269	607,316
reinvestment of dividends
Shares repurchased **	(1,060,545)	(30,816,960)	(4,135,473)	(93,311,497)

Net Increase (Decrease)	1,542,153	$45,500,208	(129,820)	$1,829,284

** The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $4,224 was netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	77,640	$2,291,771	3	$75
Shares repurchased	(1,992)	(58,778)	--	--

Net Increase (Decrease)	75,648	$2,232,993	3	$75

12

Thornburg Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities excluding short-term securities of $862,612,627 and $709,928,543, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose                                                                                            $ 1,889,095,638

Gross unrealized appreciation on a tax basis	$ 355,301,945
Gross unrealized depreciation on a tax basis	(78,918,410)
Net unrealized
appreciation (depreciation) on investments (tax basis)	$ 276,383,535

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2009	$11,324,648
2010	188,545,264
2011	174,918,826

--	$374,788,738

At March 31, 2004, the Fund had deferred currency and capital losses occurring subsequent to October 31, 2002 of $269,729 and $42,175,867, respectively. For tax purposes, such losses will be reflected in the year ended September 30, 2004.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

13

Financial highlights
Thornburg Value Fund
	Six Months Ended			Year Ended September 30,		Period Ended
	March 31, 2004	2003	2002	2001	2000	September 30, 1999(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26	$ 21.78

Income from investment operations:
Net investment income	0.19	0.26	0.11	0.14	0.91	0.25
Net realized and unrealized
gain (loss) on investments	3.38	5.51	(5.34)	(6.42)	7.25	4.48

Total from investment operations	3.57	5.77	(5.23)	(6.28)	8.16	4.73
Less dividends from:
Net investment income	(0.07)	(0.03)	--	(0.28)	(0.94)	(0.25)
Net realized gains	--	--	--	(0.25)	(0.39)	--
Return of Capital	--	(0.05)	--	(0.10)	--	--

Total dividends	(0.07)	(0.08)	--	(0.63)	(1.33)	(0.25)

Change in net asset value	3.50	5.69	(5.23)	(6.91)	6.83	4.48
Net asset value, end of period	$ 30.14	$ 26.64	$ 20.95	$ 26.18	$ 33.09	$ 26.26

Total return (a)	13.41%	27.55%	(19.98)%	(19.29)%	31.44%	21.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	1.28%(b)	1.10%	0.42%	0.45%	2.82%	1.14%(b)
Expenses, after expense reductions	0.97%(b)	0.99%	0.98%	0.99%	0.99%	1.00%(b)
Expenses, after expense reductions
and net of custody credits	0.97%(b)	0.99%	0.98%	--	--	--
Expenses, before expense reductions	0.97%(b)	1.03%	0.99%	1.01%	1.00%	1.13%(b)
Portfolio turnover rate	36.13%	82.89%	76.37%	71.81%	72.35%	62.71%
Net assets at end of period (000)	$ 341,282	$ 260,624	$ 207,613	$ 293,784	$ 242,974	$ 52,357

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 2, 1998.
+ Based on weighted average shares outstanding.

14

Schedule of investments
Thornburg Value Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715, CLASS I - 885-215-632, CLASS R-1 - 885-215-533
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX, CLASS R-1 - TVRFX
	Shares	Value
COMMON STOCKS-- 95.80%
AUTOMOBILES & COMPONENTS (2.10%)
Hyundai Motor Co.	978,000	$44,700,772
BANKS (6.50%)
Lloyds TSB Group PLC	5,446,500	41,449,314
The Bank of New York Co. Inc.	1,682,200	52,989,300
Wells Fargo & Co.	835,400	47,342,118
CAPITAL GOODS (2.20%)
Deere & Co.	680,800	47,186,248
COMMERCIAL SERVICES & SUPPLIES (0.90%)
FTI Consulting Inc. +	1,236,500	20,600,090
DIVERSIFIED FINANCIALS (10.80%)
Citigroup Inc.	1,279,000	66,124,300
E-Trade Financial Corp. +	3,179,677	42,448,688
Fannie Mae	1,090,800	81,100,980
Price T Rowe Group Inc.	815,600	43,903,748
ENERGY (6.30%)
Amerada Hess Corp.	962,300	62,818,944
Exxon Mobil Corp.	447,500	18,611,525
Unocal Corp.	1,485,000	55,360,800
HEALTHCARE EQUIPMENT & SERVICES (8.00%)
Amerisourcebergen Corp.	752,700	41,157,636
Anthem Inc. +	459,200	41,621,888
Caremark Rx Inc. +	1,202,200	39,973,150
Health Management Associates	2,190,255	50,835,819
HOUSEHOLD & PERSONAL PRODUCTS (1.50%)
American Greetings Corp. +	1,448,700	32,986,899
INSURANCE (10.60%)
Aon Corp.	2,175,700	60,723,787
Lincoln National Corp.	1,029,022	48,693,321
Marsh & McLennan Cos. Inc.	1,359,900	62,963,370
The St. Paul Cos	1,415,100	56,618,151
MEDIA (7.90%)
AOL Time Warner Inc. +	2,533,755	42,719,109
Comcast Corp. +	1,430,200	39,873,976
Directv Group Inc. +	2,914,185	44,820,165
Fox Entertainment Group Inc. +	1,576,175	42,714,343
PHARMACEUTICALS & BIOTECHNOLOGY (5.10%)
Genzyme Corp. +	870,300	40,938,912
Pfizer Inc.	1,989,300	69,724,965
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.00%)
Boston Properties Inc.	803,400	43,632,654
RETAILING (6.60%)
InterActiveCorp +	1,538,075	$48,587,789
Lowe's Cos. Inc.	949,200	53,278,596
Target Corp.	906,400	40,824,256
SOFTWARE & SERVICES (5.30%)
Affiliated Computer Services Inc. +	622,090	32,286,471
DoubleClick Inc. +	2,244,364	25,249,095
Eclipsys Corp. +	1,866,440	25,159,611
Electronic Arts Inc. +	587,800	31,717,688
TECHNOLOGY - HARDWARE & EQUIPMENT (8.80%)
Hewlett-Packard Co.	1,795,400	41,006,936
Samsung Electronics Co. Ltd.	141,800	70,748,484
Seagate Technology +	2,247,300	36,248,949
Texas Instruments Inc.	1,480,675	43,265,324
TELECOMMUNICATION SERVICES (7.10%)
Alltel Corp.	1,262,000	62,961,180
Nextel Communications Inc. +	1,942,600	48,040,498
NII Holdings Inc. +	1,203,204	42,148,236
TRANSPORTATION (2.10%)
Union Pacific Corp.	777,700	46,522,014
UTILITIES (2.00%)
Dominion Resources Inc.	657,200	42,257,960

TOTAL COMMON STOCKS (Cost $1,793,298,225)	--	2,074,938,059

CORPORATE BONDS -- 2.00%
TELECOMMUNICATION SERVICES (0.90%)
Level 3 Communications Inc., 9.125%, 5/1/2008	$23,400,000	$18,954,000
TRANSPORTATION (1.10%)
Delta Air Lines Inc., 10.00%, 8/15/2008	6,160,000	4,373,600
Delta Air Lines Inc., 7.90%, 12/15/2009	5,000,000	3,300,000
Delta Air Lines Inc., 10.125%, 5/15/2010	2,900,000	1,972,000
Delta Air Lines Inc., 9.75%, 5/15/2021	2,000,000	1,240,000
Delta Air Lines Inc., 8.30%, 12/15/2029	24,500,000	14,087,500

TOTAL CORPORATE BONDS (Cost $47,807,408)	--	43,927,100

CONVERTIBLE BONDS -- 1.30%
TELECOMMUNICATION SERVICES (1.30%)
Level 3 Communications Inc., 6.00%, 9/15/2009	18,700,000	11,407,000
Level 3 Communications Inc., 6.00%, 3/15/2010	28,800,000	17,208,000

TOTAL CONVERTIBLE BONDS (Cost $29,990,991)	--	28,615,000

SHORT TERM INVESTMENTS -- 0.90%
American General Finance, 1.07% due 4/2/2004	$15,000,000	$14,999,554
American General Finance, 1.08% due 4/7/2004	3,000,000	2,999,460

TOTAL SHORT TERM INVESTMENTS (Cost $17,999,014)	--	17,999,014

TOTAL INVESTMENTS (100%) (Cost $1,889,095,638)	--	$2,165,479,173

+ Non-income producing
See notes to financial statements

17

March 31, 2004

Index Comparison

The chart below compares performance of Thornburg Value Fund and the Standard & Poor’s 500 Index for the period November 2, 1998 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg Value Fund

index comparisons

Thornburg Value Fund Class I Total Returns, Since Inception,versus
S&P 500 Index

Average Annual Total Returns(periods
ending 3/31/04)

I Shares
1 Year:	40.63%
5 Year:	5.05%
From Inception (11/2/98):	7.70%

There is no up-front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

18

Thornburg Value Fund

Portfolio proxy voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg

Florida Intermediate Municipal Fund

Semi-Annual Report March 31, 2004

Thornburg Florida Intermediate Municipal Fund ALL DATA AS OF 3/31/04.

FUND FACTS: Thornburg Florida Intermediate Municipal Fund
--	A Shares
Annualized Distribution Rate (at NAV)	3.09%
SEC Yield	2.30%
NAV	$ 12.52
Maximum Offering Price	$ 12.78
TOTAL RETURNS: Annual Average - (After Subtracting Maximum Sales Charge)
One Year	2.05%
Three Years	4.45%
Five Years	4.28%
Ten Years	N/A
Since Inception	4.79%
Inception Date	2/1/1994
Maximum sales charge of the Fund’s Class A Shares is 2.00%.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund’s shares at the end of the period.

The distribution rate is calculated by taking the sum of the month’s total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund’s NAV and current distributions.

1

Thornburg Florida Intermediate Municipal Fund

Letter to shareholders

April 19, 2004

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for your Thornburg Florida Intermediate Fund. The net asset value of the A shares increased by 6 cents to $12.52 during the six-month period ending March 31, 2004. If you were with us for the entire period, you received dividends of 19.8 cents per share. If you reinvested dividends, you received 20.0 cents per share.

Interest rates on intermediate municipal bonds fell slightly over the six-month period ending March 31, 2004. For example, the interest rate on a ten-year AAA rated municipal bond dropped from 3.67% to 3.49% from the end of September to the end of March. Lower interest rates helped the fund’s net asset value appreciate somewhat to produce a total return of 2.09% over the six-month period. The Merrill Lynch 7-12 Year Municipal Bond Index had a total return of 3.33% over the same time period. The Index has a significantly longer duration than the fund (7.3 versus 4.4 years), causing it to perform better than the fund in falling interest rate environments such as the 6 months ending March 31, 2004.

Municipal bond yields reached a low point on March 9th and have been trending upwards since then. For example, the yield on a ten-year AAA municipal bond is up 0.55% to 3.81% as of April 15, 2004. Yields are up because economic growth has finally led to employment growth. That point was made abundantly clear with the announcement of 308,000 new jobs on April 2nd. Whether interest rates will keep climbing depends largely upon what happens to inflation.

We believe that consumer price inflation has probably bottomed around the 1.2% level. Many commodity prices have doubled over the last year. Price pressures abound in metals, petroleum products, chemicals, paper, and even in soybeans! Transportation costs are going up rapidly. Unit labor costs have been subdued because of productivity gains, but past productivity gains may prove very hard to replicate. All these factors should lead to somewhat higher inflation over the next few years.

Higher inflation, coupled with rising bond issuance will likely give rise to higher interest rates on bonds. For now, a 1% Fed Funds target seems to be keeping a cap on how high bond yields can go, but the Federal Reserve will probably have to start moving to a less accommodative policy before the end of this year. If that happens, we would expect bond yields to rise above current trading ranges.

We have prepared for this environment by keeping the duration of your portfolio to the short end of its typical range. We have also generally favored bonds that we believe will be less price sensitive to interest rate changes. We have not deviated from our long-held strategy of laddering short and intermediate bonds because we believe that laddering is the most effective way to deal with changing interest rates in an uncertain world.

Your Thornburg Florida Intermediate Municipal Fund is a laddered portfolio of over 75 municipal obligations from all over Florida. Today, your fund’s weighted average maturity is 7.0 years. We always keep it below 10 years. We ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds

2

Thornburg Florida Intermediate Municipal Fund

Letter to shareholders, Continued

accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund’s price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The chart at left describes the percentages of your fund’s bond portfolio maturing in each of the coming years.

The Florida State Revenue Estimating Conference recently revised its revenue forecast upward by over $500 million. Revenues are now projected to grow by over 7% in 2004 adding to budgetary reserves that, at roughly $3 billion, are the highest in the nation. The state does face future challenges meeting the requirements of voter initiatives concerning school class size and high-speed rail service. However, the state has significant resources available and a very healthy economy. Currently, 96% of the portfolio is rated A or above and 73% is rated AAA by Moody’s or Standard and Poor’s.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Thank you for investing in Thornburg Florida Intermediate Municipal Fund.

% of portfolio maturing within	Cumulative % maturing by end of
1 to 2 years = 12%	Year 2 = 12%
2 to 4 years = 13%	Year 4 = 25%
4 to 6 years = 13%	Year 6 = 38%
6 to 8 years = 17%	Year 8 = 55%
8 to 10 years = 16%	Year 10 = 71%
10 to 12 years = 13%	Year 12 = 84%
12 to 14 years = 10%	Year 14 = 94%
14 to 16 years = 1%	Year 16 = 95%
Over 16 years = 5%	Over 16 Years= 100%

Percentages can and do vary. Data as of 3/31/04

Sincerely,

George Strickland
Portfolio Manager

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

3

Statement of assets and liabilities
Thornburg Florida Intermediate Municipal Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $55,098,284)	$ 57,542,724
Cash	237,557
Receivable for investments sold	110,000
Receivable for fund shares sold	231,363
Interest receivable	1,009,184
Prepaid expenses and other assets	791

Total Assets	59,131,619

LIABILITIES
Payable for fund shares redeemed	440,100
Accounts payable and accrued expenses	24,098
Payable to investment advisor (Note 3)	22,316
Dividends payable	148,379

Total Liabilities	634,893

NET ASSETS	$ 58,496,726

NET ASSETS CONSIST OF:
Net unrealized appreciation (depreciation) on investments	$ 2,444,440
Accumulated net realized gain (loss)	(529,844)
Net capital paid in on shares of beneficial interest	56,582,130

$ 58,496,726

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($58,496,726 applicable to 4,673,070 shares of beneficial
interest outstanding - Note 4)	$ 12.52
Maximum sales charge, 2.00% of offering price	0.26

Maximum Offering Price Per Share	$ 12.78

See notes to financial statements

4

Statement of operations
Thornburg Florida Intermediate Municipal Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME:
Interest income (net of premium amortized of $225,940)	$ 1,177,044
EXPENSES:
Investment advisory fees (Note 3)	145,532
Administration fees (Note 3)	36,383
Service fees (Note 3)	62,799
Transfer agent fees	11,788
Custodian fees (Note 3)	19,866
Registration and filing fees	0
Professional fees	8,263
Accounting fees	2,072
Trustee fees	732
Other expenses	4,783

Total Expenses	292,218
Less:
Management fees waived by investment advisor (Note 3)	(35,282)
Fees paid indirectly (Note 3)	(801)

Net Expenses	256,135

Net Investment Income	920,909

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	138,274
Increase (Decrease) in unrealized appreciation of investments	139,136

Net Realized and Unrealized
Gain (Loss) on Investments	277,410

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 1,198,319

See notes to financial statements

5

Statements of changes in net assets
Thornburg Florida Intermediate Municipal Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$ 920,909	$ 1,766,245
Net realized gain (loss) on investments sold	138,274	(16,605)
Increase (Decrease) in unrealized appreciation of investments	139,136	(341,196)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,198,319	1,408,444
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(920,909)	(1,766,245)
FUND SHARE TRANSACTIONS (Note 4):
Class A Shares	4,307,612	12,409,008

Net Increase in Net Assets	4,585,022	12,051,207
NET ASSETS:
Beginning of period	53,911,704	41,860,497

End of period	$ 58,496,726	$ 53,911,704

See notes to financial statements

6

Thornburg Florida Intermediate Municipal Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Florida Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Fund currently offers only one class of shares of beneficial interest, Class A shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Thornburg Florida Intermediate Municipal Fund

Notes to financial statements, Continued

March 31, 2004

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .50 of 1% to .275 of 1% of the average daily net assets of the Fund. For the period ended March 31, 2004, the Advisor voluntarily waived investment advisory fees of $35,282. The Fund entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of Fund shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $1,145 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the period ended March 31, 2004, the fees paid indirectly were $801.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

8

Thornburg Florida Intermediate Municipal Fund

Notes to financial statements, Continued

March 31, 2004

NOTE 4 - SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	2,165,347	$ 26,987,987	2,522,567	$ 31,358,503
Shares issued to shareholders in	26,273	327,804	63,396	787,452
reinvestment of dividends
Shares repurchased	(1,844,861)	(23,008,179)	(1,590,032)	(19,736,947)

Net Increase (Decrease)	346,759	$ 4,307,612	995,931	$ 12,409,008

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions (excluding short-term securities) of $20,082,895 and $12,129,362, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 55,098,284

Gross unrealized appreciation on a tax basis	$ 2,497,309
Gross unrealized depreciation on a tax basis	(52,869)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 2,444,440

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

2004	$ 13,904
2005	34,967
2006	7,356
2007	6,459
2008	306,777
2009	282,018

--	$651,481

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

At March 31, 2004 the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $16,637. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

9

Financial highlights
Thornburg Florida Intermediate Municipal Fund
	Six Months Ended			Year Ended September 30,
	March 31,2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 12.46	$ 12.57	$ 12.24	$ 11.73	$ 11.79	$ 12.37

Income from investment operations:
Net investment income	0.20	0.45	0.52	0.55	0.54	0.54
Net realized and unrealized
gain (loss) on investments	0.06	(0.11)	0.33	0.51	(0.06)	(0.58)

Total from investment operations	0.26	0.34	0.85	1.06	0.48	(0.04)
Less dividends from:
Net investment income	(0.20)	(0.45)	(0.52)	(0.55)	(0.54)	(0.54)

Change in net asset value	0.06	(0.11)	0.33	0.51	(0.06)	(0.58)
Net asset value, end of period	$ 12.52	$ 12.46	$ 12.57	$ 12.24	$ 11.73	$ 11.79

Total return (a)	2.09%	2.77%	7.10%	9.20%	4.19%	(0.36)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	3.16% (b)	3.60%	4.18%	4.55%	4.60%	4.44%
Expenses, after expense reductions	0.88% (b)	0.91%	0.85%	0.89%	0.98%	0.99%
Expenses, after expense reductions
and net of custody credits	0.88% (b)	0.91%	0.84%	--	--	--
Expenses, before expense reductions	1.00% (b)	1.01%	1.06%	1.10%	1.10%	1.08%
Portfolio turnover rate	22.11%	30.98%	30.28%	22.99%	40.70%	35.91%
Net assets at end of period (000)	$ 58,497	$ 53,912	$ 41,860	$ 28,934	$ 25,876	$ 30,221

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

10

Schedule of Investments
Thornburg Florida Intermediate Municipal Fund			March 31, 2004
CUSIPS: CLASS A - 885-215-707 NASDAQ SYMBOLS: CLASS A - THFLX
Issuer-Description	Credit Rating Moody's/S&P	Principal Amount	Value
Brevard County School Board Certificates of Participation Series A, 5.00%	Aaa/AAA	745,000	$780,484
due 7/1/2005 (Insured: AMBAC)
Broward County Educational Facilities Authority Series 1994, 5.60% due	Baa2/AAA	400,000	400,000
4/1/2004 (Nova Southeastern University Project; Guaranty: Connie Lee)
Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke Park	NR/NR	825,000	881,851
Apts Project; Guaranty: Florida Housing Finance Corp.)
Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009	A3/AA-	1,240,000	1,378,434
Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012	Aaa/AAA	820,000	925,116
(Capital Projects Student Housing; Insured: MBIA)
Capital Trust Agency Multi Family Housing Revenue Series A, 5.15% due	Aaa/NR	1,000,000	1,099,330
11/1/2030 put 11/1/2010 (Shadow Run Project; Collateralized: FNMA)
Collier County Housing Finance Authority Multi Family Revenue A-1, 4.90%	Aaa/NR	800,000	839,688
due 2/15/2032 put 2/15/2012 (Goodlette Arms Project; Collateralized: FNMA)
Cooper City Utility Systems Capital Appreciation Refunding Series A, 0% due	Aaa/AAA	2,705,000	1,554,915
10/1/2013 (Insured: AMBAC)
Crossings at Fleming Island Community Development Refunding Series A, 5.60%	Aaa/AAA	350,000	401,800
due 5/1/2012 (Insured: MBIA)
Crossings at Fleming Island Community Development Refunding Series B, 5.45%	Aaa/AAA	714,000	820,172
due 5/1/2010 (Insured: MBIA)
Dade County Seaport Revenue Refunding Series E, 8.00% due 10/1/2008	Aaa/AAA	655,000	813,739
(Insured: MBIA)
Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00%	Aaa/AAA	1,000,000	1,137,110
due 10/1/2007 (Insured: AMBAC)
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)	Aaa/AAA	1,185,000	1,339,109
Duval County HFA Multi Family Housing Revenue Series 1996, 5.35% due	NR/A+	625,000	665,050
9/1/2006 (St. Augustine Apartments Project)
Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016	NR/A+	700,000	730,471
(St. Augustine Apartments Project)
Enterprise Community Development District Florida Water & Sewer Revenue,	Aaa/AAA	230,000	233,121
6.125% due 5/1/2024 (Insured: MBIA)
Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida Health	Aaa/NR	1,000,000	1,050,140
Care Facility Loan Project; Insured: AMBAC)
First Florida Govt. Financing Commission Revenue Refunding Series B, 5.50%	Aaa/AAA	300,000	348,282
due 7/1/2016
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014 (ETM)*	Aaa/AAA	155,000	215,107
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014	Aa2/AA+	905,000	1,264,629
Florida Board of Education Capital Outlay Public Education Series C, 5.50%	Aaa/AAA	1,000,000	1,150,800
due 6/1/2013 (Insured: FGIC)
Florida Board of Education Capital Outlay Refunding Public Education Series	Aa2/AA+	260,000	296,990
D, 5.75% due 6/1/2018
Florida Finance Corp. Revenue Homeowner Mortgage Series 1, 4.80% due	Aa2/AA	620,000	649,376
1/1/2016
Florida Housing Finance Agency, 3.90% due 12/1/2007 (Multi Family	NR/A+	1,000,000	1,036,920
Guaranteed Mortgage)
Florida Housing Finance Agency Revenue Bonds, 5.30% due 12/1/2004 (Insured:	Aaa/AAA	65,000	65,763
AMBAC)
Florida Housing Finance Authority Series 94-B, 5.70% due 10/1/2024	NR/AAA	870,000	888,053
mandatory put 10/1/2004 (Plantation Colony Project; Collateralized: FNMA)
Florida Housing Finance Corp. Revenue Homeowner Mortgage Series 1, 4.80%	Aa2/AA	640,000	670,323
due 7/1/2016
Florida Housing Finance Corp. Revenue Housing D 1, 5.10% due 10/1/2011	Aaa/NR	200,000	213,480
(Augustine Club Apartments Project; Insured: MBIA)
Florida Housing Finance Corp. Revenue Housing D 1, 5.40% due 4/1/2014	Aaa/NR	415,000	439,879
(Augustine Club Apartments Project; Insured: MBIA)
Florida State Department of Corrections, 6.25% due 3/1/2015 (Okeechobee	Aaa/AAA	700,000	$743,988
Correctional Project; Insured: AMBAC)
Florida State Department of Corrections Certificates of Participation,	Aaa/AAA	500,000	521,860
5.90% due 3/1/2005 (Okeechobee Correctional Project; Insured: AMBAC)
Florida State Department of Environmental Protection Revenue Series A,	Aaa/AAA	1,000,000	1,096,570
5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)
Grand Haven Community Development District Florida Special Assessment	NR/NR	285,000	290,102
Series A, 6.90% due 5/1/2019
Gulf Breeze Revenue, 4.50% due 12/1/2015 put 12/1/2007 (Insured: FGIC)	Aaa/AAA	250,000	266,440
Gulf Breeze Revenue, 4.70% due 12/1/2015 put 12/1/2010 (Insured: FGIC)	Aaa/AAA	375,000	404,288
Hillsborough County Aviation Authority Revenue Tampa International Airport	Aaa/AAA	1,000,000	1,115,980
Series A, 5.25% due 10/1/2009 (Insured: MBIA)
Hillsborough County Capital Improvement Program Revenue Refunding Junior	Aaa/AAA	1,000,000	1,115,840
Lien, 5.00% due 8/1/2008 (Criminal Justice Project; Insured: FGIC)
Hillsborough County Industrial Development Authority, 5.50% due 8/15/2006	Aaa/AAA	1,000,000	1,034,070
(University Community Hospital Inc. Project; Insured: MBIA)
Hillsborough County Industrial Development Authority, 5.10% due 10/1/2013	Baa2/BBB-	1,000,000	1,016,620
(Tampa Electric Co. Project)
Jacksonville Electric St. John's River Park Systems Revenue Refunding	Aa2/AA	1,000,000	1,123,820
Issue-2 17th Series, 5.25% due 10/1/2012
Jacksonville Health Facilities Authority Hospital Revenue, 5.75% due	Aa2/NR	1,000,000	1,159,830
8/15/2014 pre-refunded 8/15/2011
Lee County Airport Revenue Refunding, 5.00% due 10/1/2007 (Insured: FSA)	Aaa/AAA	1,015,000	1,119,251
Lee County Certificates of Participation, 4.90% due 10/1/2006 (Master Lease	Aaa/AAA	500,000	511,400
Project; Insured: AMBAC)
Miami Dade County School Board Series B, 5.00% due 5/1/2031 put 5/1/11	Aaa/AAA	1,000,000	1,108,840
(Insured: MBIA)
Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012	Baa3/NR	960,000	947,357
(HUD Section 8)
Miami Dade County Special Obligation Capital Asset Acquisition Series A-2,	Aaa/AAA	825,000	929,758
5.00% due 4/1/2011 (Insured: AMBAC)
Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)	Aaa/AAA	1,000,000	1,125,550
Mirimar Wastewater Improvement Assessment Revenue, 6.25% due 10/1/2005	Aaa/AAA	760,000	787,337
pre-refunded 10/1/2004 (Insured: FGIC)
North Miami Florida Health Facilities Authority Revenue, 6.00% due	Aa3/NR	300,000	318,150
8/15/2024 (Catholic Health Services Obligation Group Project; LOC: Suntrust
Bank)
Orange County Health Facilities Authority Revenue Refunding, 6.25% due	Aaa/AAA	1,000,000	1,091,000
11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)
Orange County Health Facilities Authority Revenue Refunding, 5.125% due	NR/AA	1,000,000	1,062,550
6/1/2014 (Mayflower Retirement Project; Insured: Radian)
Orange County Health Facilities Authority Revenue Refunding, 6.375% due	A3/A	1,000,000	1,104,660
11/15/2020 (Adventist Health Systems Project)
Orange County Health Facilities Authority Revenue Unrefunded Balance Series	Aaa/AAA	440,000	537,077
A, 6.25% due 10/1/2013 (Orlando Regional Hospital Project; Insured: MBIA)
Orange County Health Facilities Authority Revenue Unrefunded Balance Series	Aaa/AAA	300,000	371,967
A, 6.25% due 10/1/2016 (Insured: MBIA)
Orange County Housing Finance Authority, 6.10% due 10/1/2005	NR/AAA	35,000	36,377
(Collateralized: FNMA/GNMA)
Orange County Housing Finance Authority Multi Family, 5.50% due 7/1/2010	Aaa/NR	425,000	461,384
(Insured: MBIA)
Orange County School Board Certificates of Participation Refunding Series	Aaa/NR	310,000	342,277
A, 5.10% due 8/1/2007 (Insured: MBIA)
Orange County School Board Certificates of Participation Series A, 5.50%	Aaa/AAA	735,000	827,735
due 8/1/2017 (Insured: MBIA)
Orange County Solid Waste Facility Revenue Refunding, 5.00% due 10/1/2011	Aaa/AAA	500,000	558,425
(Insured: MBIA)
Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014 (Insured:	Aaa/AAA	500,000	705,690
FGIC)
Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/2004	Aaa/AAA	115,000	115,435
(Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)
Palm Beach County Industrial Development Revenue Series 1996, 6.10% due	NR/A	515,000	583,227
12/1/2007 (Lourdes-Noreen McKeen-Geriatric Care Project; LOC: Allied Irish
Bank)
Palm Beach County Industrial Development Revenue Series 1996, 6.20% due	NR/A	270,000	$306,472
12/1/2008 (Lourdes-Noreen McKeen-Geriatric Care Project; LOC: Allied Irish
Bank)
Palm Beach County School Board Certificates of Participation Series D,	Aaa/AAA	400,000	451,256
5.00% due 8/1/2012 (Insured: FSA)
Palm Beach County Solid Waste Authority Revenue Refunding Series A, 6.00%	Aaa/AAA	1,000,000	1,157,780
due 10/1/2008 (Insured: AMBAC)
Palm Beach County Solid Waste Revenue Refunding Series A, 6.00% due	Aaa/AAA	1,000,000	1,177,180
10/1/2010 (Insured: AMBAC)
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put	NR/AA-	800,000	844,288
6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa Reinsurance)
Pasco County Water & Sewer Revenue Refunding, 5.00% due 10/1/2004 (Insured:	Aaa/AAA	1,000,000	1,019,800
FSA)
Pensacola Airport Revenue, 6.25% due 10/1/2005 (Insured: MBIA)	Aaa/AAA	690,000	738,224
Pinellas County Educational Facility Authority Revenue, 8.00% due 2/1/2011	NR/NR	590,000	658,116
pre-refunded 2/1/2006 @ 102 (Clearwater Christian College Project)
Sarasota County Public Hospital Board, 1.15% due 7/1/2037 put 4/1/2004	VMIG1/A1+	100,000	100,000
(Sarasota Memorial Hospital Project) (daily demand notes)
State Board of Education Series C, 6.00% due 5/1/2007 (ETM)*	Aaa/AA+	300,000	302,619
State Board of Education Series D, 6.20% due 5/1/2007 (Insured: MBIA)	Aaa/AAA	220,000	221,958
(ETM)*
Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)	Aaa/AAA	1,050,000	1,217,937
Tohopekaliga Water Authority Utility Series A, 5.25% due 10/1/2016	Aaa/AAA	1,345,000	1,508,417
(Insured: FSA)
University Athletic Association Inc. Florida Athletic Program Revenue	VMIG1/NR	1,000,000	1,013,690
Refunding, 2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)

TOTAL INVESTMENTS (Cost $55,098,284)	--	--	$57,542,724

†Credit ratings are unaudited
*Escrowed to maturity
See notes to financial statements

13

Thornburg Florida Intermediate Municipal Fund

March 31, 2004

Index Comparison

Compares performance of Florida Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, February 1, 1994 to March 31, 2004. On March 31, 2004, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Florida Intermediate Fund Class A Total Returns, Since Inception, versus Merrill Lynch 7-12 Year Municipal Index and Consumer Price Index (CPI)

Class A

Average Annual Total Returns (at max. offering price) (periods ended 3/31/04)
One Year: 2.05%
Five Years: 4.28%
From Inception (2/1/94):4.79% </PRE>

Maximum sales charge of the Fund’s Class A Shares is 2.00%.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, visit www.thornburg.com.

The Merrill Lynch 7-12 Year Municipal Bond Index represents a broad measure of market performance. It is a model portfolio of municipal obligations throughout the U.S., with an average maturity which ranges from seven to twelve years.

The Consumer Price Index (“CPI”) measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, shelter, utilities, clothing, medical care, entertainment and other items. The CPI, published by the Bureau of Labor Statistics in the Department of Labor, is based at 100 in 1982 and is released monthly. It is widely used as a cost-of-living benchmark to adjust Social Security payments and other payment schedules, union contracts and tax brackets. Also known as the cost-of-living index.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

14

Thornburg Florida Intermediate Municipal Fund

A shares

Outperformed Tax-Free Money Market Funds

(Unaudited)

Investors sometimes ask us to compare the returns of the Thornburg Florida Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Thornburg Florida Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years years, five years and since inception for the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the “Tax-free Money Market Average CDA/Wiesenberger” for the months covered by this analysis. The increase for the Class A Shares of Thornburg Florida Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $11.83 per share and the ending NAV at $12.52 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Florida Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Florida Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THFLX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Florida Intermediate Municipal Fund also declares dividends daily and pays them monthly.

15

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg International Value Fund

Semi-Annual Report March 31, 2004

William V. Fries,
CFA Portfolio Manager

April 15, 2004

Thornburg International Value Fund

Letter to shareholders

Dear Fellow Shareholder,

Investment performance for the quarter ended March 31, 2004, was positive. While global markets eroded near the end of the quarter, stock price development during the quarter reflected continued economic expansion in most parts of the world, especially in the Far East. The robust recovery from recessionary forces in place in the U. S. since 2000 is well underway and is an important driver of the export-driven economies of the Far East, including Japan’s. Indications that the long economic recession in Japan may finally be ending are the prime catalysts for the improvement in the Japanese market. With the notable exception of continental Europe, economic and business developments remain encouraging. The Euro’s strength versus the U.S. Dollar last year weakened the competitive position of some European exports. Recent strength in the Dollar may provide some reversal of this negative impact for European exporters.

Evidence is accumulating that inflationary forces will surface as the global economy expands. Monetary and fiscal discipline, along with work force flexibility, will be important as companies manage for productivity and cost containment. This is not well established in some of the most important European countries. Because of the weak Dollar last year, commodity price increases have not occurred to the same extent as in the U.S. This has changed since January as commodity price inflation may have peaked in Dollar terms, but not in Euro terms. Equilibrium pricing for commodities is subject to continuous change, but it appears reasonable in an expanding global economy to expect cost pressures to become more of an issue. Pricing power remains as important as ever for business success.

Though the economic and business environment may be sound, the psychological environment for stocks is challenging. The situation in Iraq, along with global terrorism, is unsettling, but is less of a market focus outside the U.S. For U.S. investors, investing overseas during a period of Dollar weakness has been productive. Nonetheless, our overseas investments are driven by individual company promise and value, not currency prospects. We believe our focused portfolio (about 50 stocks) of unique and financially sound holdings represents attractive businesses with the potential for capital appreciation. Portfolio diversification is broad, as shown in the tables on the following pages, and includes broad geographic participation, including a number of the world’s most dynamic economies. Our holdings in these emerging markets are typically recognized as premiere companies in those markets.

1

Thornburg International Value Fund

Letter to shareholders, Continued

You can learn a good deal more about our investment philosophy and portfolios by visiting our website at http://www.thornburg.com/funds. We include descriptive information on each holding, a link to company websites, up-to-date performance information, and a monthly market commentary.

Thank you for your trust and confidence in investing with us.

Sincerely,

William V. Fries, CFAPortfolio
Manager

Thornburg Investment Management is proud to announce that Bill Fries, manager of the Thornburg International Value Fund, was named Morningstar’s 2003 International Manager of the Year.

2

Thornburg International Value Fund

management’s discussion of performance

March 31, 2004

International Value Fund		1Q-04	6 Mos.	1 Yr	3 Yrs	5 Yrs	Incep.
A shares (TGVAX)	NAV	4.95%	22.07%	62.22%	7.94%	12.68%	9.68%
5/28/98 Inception	POP	0.22%*	16.61%	54.92%	6.30%	11.64%	8.83%
B Shares (THGBX)	NAV	4.70%	21.55%	60.77%	6.98%	--	2.07%
4/3/00 Inception	POP	-0.30%*	16.55%*	55.77%*	5.95%*	--	1.23%*
C Shares (THGCX)	NAV	4.82%	21.63%	60.88%	7.00%	11.68%	8.71%
5/28/98 Inception	POP	3.82%*	20.63%*	59.88%*	7.00%	11.68%	8.71%
MSCI EAFE Index (Since 5/28/98)		4.41%	22.16%	58.15%	3.80%	0.83%	1.72%

Performance

During the quarter ended March 31, 2004, the Thornburg International Value Fund outperformed the MSCI EAFE index. The Fund was up 4.95% compared to 4.41% for the Index. Many of the quarter’s strongest performers are based in Japan. Familymart Co. Ltd. (8028 JP), Bank of Fukuoka Ltd. (8326 JP), Nippon Telegraph & Telephone Corp. (9432 JP), and Toyota Motor Corp. (7203 JP) each made significant contributions to the positive performance of the portfolio. Russian holding Mobile Telesystems (MBT) and Korean holding Samsung Electronics Co. Ltd. (0593 KS) were also exceptional performers. Dr. Reddy’s Laboratories Ltd. ADR (RDY), the Indian pharmaceutical firm, hurt performance, as its stock price suffered as a result of a negative court decision regarding one of its potential generic drugs. Much of the other weakness in the portfolio resulted from European holdings, including Bank of Ireland (BKIR LN), Novartis AG (NVS), and Lloyds TSB Group PLC (LLOYLN).

Total returns for periods greater than one year are annualized averages. *Assumes redemption during the period.

A-share data presented includes the effects of the maximum sales charge of 4.50% and the reinvestment of dividends and capital gains. The B-share total return figures at POP include subtraction of the maximum contingent deferred sales charge (CDSC): if redeemed within one year of purchase, the CDSC is 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year after purchase. Total return figures at the public offering price for the C shares include a 1% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. They are not deposits or obligations of, or guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any government agency.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

The Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index (“EAFE”) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency.

Performance Impact during 1st quarter 2004
Top Contributors	Top Detractors
Mobile Telesystems	Dr. Reddy's Laboratories Ltd. ADR
Samsung Electronics Co. Ltd.	ASE Test Ltd.
Familymart Co. Ltd.	Bank of Ireland
Bank of Fukuoka Ltd.	Novartis AG
Nippon Telegraph & Telephone Corp.	Lloyds TSB Group PLC

3

Thornburg International Value Fund

management’s discussion of performance, Continued

March 31, 2004

Activity

During the quarter, the level of activity in the portfolio was moderate. Six holdings were added and six eliminated. Among the new holdings was Hero Honda Motors Ltd. (6327327), the leading manufacturer of motorcycles in India, the world’s largest and fastest growing motorcycle market. Portugal Telecom SGPS SA (58171890) was also added. This telecommunications company offers a broad line of communications in Portugal, where it maintains a dominant market share in both wireline and mobile communications. In addition, Portugal Telecom holds a 50% interest in the leading Brazilian cellular phone company, Vivo. Other additions were Korea Tobacco & Ginseng Corp (003780), Adidas-Salomon AG (ADS GR), Belgacom SA (BGAOF PK), and Mitsubishi Tokyo Financial Group (8306 JP). Most of the eliminated holdings were sold as they hit target prices. China Life Insurance Co. Ltd. (LFC) was removed for a better risk/reward opportunity found elsewhere, while IHC Caland NV (ICHHF PK) was removed due to deterioration of the fundamentals supporting the investment thesis.

Activity during 1st Quarter 2004
New Holdings	Eliminated Holdings
Portugal Telecom SGPS SA	Muhlbauer Holding AG
Hero Honda Motors Ltd.	NTT DoCoMo Inc.
Korean Tobacco & Ginseng Corp.	Depfa Bank
Adidas-Salomon AG	Swedish Match AB
Belgacom SA	IHC Caland NV
Mitsubishi Tokyo Financial Group	China Life Insurance Co. Ltd.

Top 10 Holdings	12/31/03		3/31/04
Novartis AGADR	2.9%	Samsung Electronics Co. Ltd.	2.9%
Tesco PLC	2.7%	Cadbury Schweppes PLC	2.7%
Petroleo Brasileiro SA ADR	2.7%	Tesco PLC	2.7%
Lloyds TSB Group PLC	2.6%	Euronext NV	2.6%
Cadbury Schweppes PLC	2.6%	Toyota Motor Corp.	2.5%
ING Groep NV	2.5%	Rogers Communications Inc.	2.5%
Vodafone Group PLC	2.5%	BP Amoco ADR	2.5%
Deutsche Boerse AG	2.3%	Burberry Group PLC	2.5%
Canon Inc.	2.3%	Petroleo Brasileiro SA ADR	2.5%
BP Amoco ADR	2.3%	Bank of Ireland	2.5%

4

Thornburg International Value Fund

management’s discussion of performance, Continued

March 31, 2004

Portfolio Diversification

During the quarter modest changes occurred in industry and country diversification. The portfolio is currently diversified across 16 industries. Exposure to the telecommunications industry increased as Mobile Telesystems and Nippon Telegraph and Telephone Corp. performed very well, and Portugal Telecom SGPS SA and Belgacom SA were added to the portfolio. Exposure to consumer durables & apparel increased with the addition of Adidas-Salomon AG. Exposure to the insurance industry decreased with the sale of China Life Insurance Co. Ltd. Representation of materials and capital goods industries also decreased as MMC Norilsk Nickel (NILSY PK), IHC Caland NV and Muhlbauer Holding AG (MBHDF PK) were eliminated. In terms of country diversification, exposure to Japan and South Korea increased due to the strong performance of Japanese holdings Familymart Co. Ltd., Bank of Fukuoka Ltd., Nippon Telegraph & Telephone Corp., and Korean holding Samsung Electronics Co. Ltd. The addition of Korean Tobacco & Ginseng Corp. and Mitsubishi Tokyo Financial Group also increased exposure to Japan and South Korea. Exposure to the Netherlands decreased significantly with the sale of IHC Caland NV and

Top 10 Industries	12/31/03		3/31/04
Banks	10.0%	Telecommunication Services	12.6%
Diversified Financials	9.5%	Banks	10.9%
Telecommunication Services	8.6%	Technology Hardware & Equip.	8.5%
Automobiles & Components	8.4%	Diversified Financials	8.4%
Technology Hardware & Equip	8.0%	Automobiles & Components	8.2%
Media	8.0%	Consumer Durables & Apparel	7.9%
Pharmaceuticals & Biotechnology	7.5%	Retailing	6.7%
Energy	6.8%	Energy	6.7%
Retailing	5.4%	Media	6.5%
Consumer Durables & Apparel	5.2%	Pharmaceuticals & Biotechnology	6.0%

Country Exposure	12/31/03		3/31/04
U.K	21.3%	U.K.	20.6%
Japan	12.2%	Japan	15.7%
Germany	8.7%	Germany	8.2%
Canada	6.4%	South Korea	6.8%
Switzerland	5.3%	Canada	5.8%
Brazil	4.6%	Brazil	4.4%
Netherlands	4.2%	Mexico	4.3%
South Korea	4.2%	Switzerland	4.2%
Russia	3.9%	India	2.9%
Taiwan	3.2%	France	2.6%
France	2.3%	Taiwan	2.6%
Belgium	2.2%	Ireland	2.4%
Spain	2.0%	Italy	2.3%
Italy	2.0%	Portugal	2.3%
India	2.0%	Hungary	2.3%
Mexico	1.9%	Russia	2.2%
Hungary	1.9%	Netherlands	2.1%
China	1.8%	Belgium	1.9%
Hong Kong	1.7%	China	1.7%
Ireland	1.5%	Spain	1.0%
Sweden	1.0%	Cash	3.7%
Cash	5.7%

5

Thornburg International Value Fund

management’s discussion of performance, Continued

March 31, 2004

the poor performance of ING Groep NV (ING). The portfolio is currently diversified across 20 countries. Capitalization exposure of the portfolio did not change significantly.

6

Statement of assets and liabilities
Thornburg International Value Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $799,726,016)	$ 893,703,607
Cash	890,340
Cash denominated in foreign currency (cost $13,905,926)	14,129,000
Receivable for fund shares sold	10,632,298
Unrealized gain on forward exchange contracts (Note 6)	486,021
Dividends receivable	3,528,756
Prepaid expenses and other assets	99,280

Total Assets	923,469,302

LIABILITIES
Payable for securities purchased	12,922,270
Payable for fund shares redeemed	142,573
Payable to investment advisor (Note 3)	670,117
Deferred tax payable	23,238
Accounts payable and accrued expenses	568,294

Total Liabilities	14,326,492

NET ASSETS	$ 909,142,810

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$ (104,046)
Net unrealized appreciation (depreciation) on investments	94,481,888
Accumulated net realized gain (loss)	(12,059,672)
Net capital paid in on shares of beneficial interest	826,824,640

$ 909,142,810

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($574,159,639 applicable to 31,457,725 shares of beneficial interest outstanding - Note 4)	$ 18.25
Maximum sales charge, 4.50% of offering price	0.86

Maximum Offering Price Per Share	$ 19.11

Class B Shares:
Net asset value and offering price per share *
($14,922,653 applicable to 850,704 shares of beneficial interest outstanding - Note 4)	$ 17.54

Class C Shares:
Net asset value and offering price per share*
($157,394,588 applicable to 8,944,511 shares of beneficial interest outstanding - Note 4)	$ 17.60

Class I Shares:
Net asset value, offering, and redemption price per share
($160,847,387 applicable to 8,688,861 shares of beneficial interest outstanding - Note 4)	$ 18.51

Class R-1 Shares:
Net asset value, offering, and redemption price per share
($1,818,544 applicable to 99,087 shares of beneficial interest outstanding - Note 4)	$ 18.35

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

7

Statement of Operations
Thornburg International Value Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $561,243)	$ 4,669,500
Interest income	85,918
Other income	4,665

Total Income	4,760,083

EXPENSES
Investment advisory fees (Note 3)	2,240,259
Administration fees (Note 3)
Class A Shares	198,657
Class B Shares	6,144
Class C Shares	59,993
Class I Shares	23,649
Class R-1 Shares	365
Distribution and service fees (Note 3)
Class A Shares	406,240
Class B Shares	50,542
Class C Shares	479,245
Class R-1 Shares	1,524
Transfer agent fees
Class A Shares	139,000
Class B Shares	12,658
Class C Shares	57,845
Class I Shares	23,142
Class R-1 Shares	1,696
Registration & filing fees
Class A Shares	5,759
Class B Shares	3,806
Class C Shares	4,452
Class I Shares	4,899
Class R-1 Shares	7,794
Custodian fees (Note 3)	173,487
Professional fees	22,415
Accounting fees	7,780
Trustee fees	3,495
Other expenses	51,690

Total Expenses	3,986,536
Less:
Expenses reimbursed by investment advisor (Note 3)	(51,799)
Expenses paid indirectly (Note 3)	(8,877)

Net Expenses	3,925,860

Net Investment Income	$ 834,223

8

Statement of operations, continued
Thornburg International Value Fund	Six Months Ended March 31, 2004
(Unaudited)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$ 15,702,080
Foreign currency transactions	(3,314,336)

--	12,387,744

Net change in unrealized appreciation (depreciation) on:
Investments	64,879,968
Foreign currency translation	1,333,171

--	66,213,139

Net Realized and Unrealized
Gain (Loss) on Investments	78,600,883

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 79,435,106

See notes to financial statements

9

Statements of Changes in net assets
Thornburg International Value Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income gain (loss)	$ 834,223	$ 448,338
Net realized gain (loss) on investments and foreign currency
transactions	12,387,744	(11,991,488)
Increase (Decrease) in unrealized appreciation (depreciation)
on investments and foreign currency translation	66,213,139	46,112,063

Net Increase (Decrease) in Net Assets
Resulting from Operations	79,435,106	34,568,913

FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	429,056,964	11,087,620
Class B Shares	6,916,689	485,325
Class C Shares	86,216,835	5,432,349
Class I Shares	112,453,256	8,371,956
Class R-1 Shares	1,773,862	75

Net Increase (Decrease) in Net Assets	715,852,712	59,946,238
NET ASSETS:
Beginning of period	193,290,098	133,343,860

End of period	$909,142,810	$ 193,290,098

See notes to financial statements

10

Thornburg International Value Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg International Value Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing in both foreign and domestic equity securities selected on a value basis.

The Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I) and Retirement Class (Class R-1) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase, but bear both a service fee and distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normal ly at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

11

Thornburg International Value Fund

Notes to financial statements, continued

March 31, 2004

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $3,779 for Class B shares, $38,119 for Class I shares, and $9,901 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $134,989 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $5,739 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class B, Class C and Class R-1 shares under which the Fund compensates the Distributor for services in promoting the sale of Class B, Class C and Class R-1 shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class B, Class C and Class R-1 shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the period ended March 31, 2004 are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004 fees paid indirectly were $8,877.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

12

Thornburg International Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Sales of R-1 shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	26,680,365	$ 459,950,461	3,378,754	$ 44,006,739
Shares repurchased**	(1,777,473)	(30,893,497)	(2,671,582)	(32,919,119)

Net Increase (Decrease)	24,902,892	$ 429,056,964	707,172	$ 11,087,620

** The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $55,020 and $19,654, respectively, were netted in the amount reported for shares repurchased

Class B Shares
Shares sold	431,966	$ 7,276,362	136,594	$ 1,695,976
Shares repurchased	(21,132)	(359,673)	(100,676)	(1,210,651)

Net Increase (Decrease)	410,834	$ 6,916,689	35,918	$ 485,325

Class C Shares
Shares sold	5,466,682	$ 92,125,551	1,397,752	$ 17,554,897
Shares repurchased	(354,538)	(5,908,716)	(1,014,225)	(12,122,548)

Net Increase (Decrease)	5,112,144	$ 86,216,835	383,527	$ 5,432,349

Class I Shares
Shares sold	6,665,536	$ 115,851,708	1,169,448	$ 15,121,898
Shares repurchased**	(191,924)	(3,398,452)	(558,936)	(6,749,942)

Net Increase (Decrease)	6,473,612	$ 112,453,256	610,512	$ 8,371,956

** The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $7,078 and $6,372, respectively, were netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	116,055	$ 2,078,378	5	$ 75
Shares repurchased	(16,973)	(304,516)	--	--

Net Increase (Decrease)	99,082	$ 1,773,862	5	$ 75

13

Thornburg International Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions of investment securities (excluding short term securities) of $671,597,884 and $79,498,629, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 799,931,484

Gross unrealized appreciation on a tax basis	$ 97,237,935
Gross unrealized depreciation on a tax basis	(3,465,812)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 93,772,123

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$ 119,008
2008	272,996
2009	917,688
2010	3,523,281
2011	9,267,675

--	$14,100,648

As of March 31, 2004 the Fund had deferred currency and capital losses occurring subsequent to October 31, 2002 of $1,725,498 and $10,141,290, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used in future years, capital gain distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

NOTE 7 – FINANCIAL INSTRUMENTS WITHOFF-BALANCE
SHEET RISK

During the period ended March 31, 2004, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve market risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

CONTRACTS TO SELL:

56,000,000	Mexican Peso for 4,819,692 USD June 18, 2004	$(136,420)
Unrealized loss from forward
exchange contracts		(136,420)

15,000,000	Euro Dollar for 18,952,500 USD, August 10, 2004	569,677
41,000,000	Mexican Peso for 3,670,875 USD, July 09, 2004	52,764
Unrealized gain from forward
exchange contracts		622,441

Net unrealized gain (loss) from forward
exchange contracts		$ 486,021

14

Financial highlights
Thornburg International Value Fund
	Six Months Ended March 31,			Year Ended September 30,
	2004	2003	2002	2001	2000	1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 14.95	$ 11.88	$ 12.37	$ 16.64	$ 12.95	$ 9.79

Income from investment operations:
Net investment income	0.04	0.06	0.03	0.03	0.44	0.12
Net realized and unrealized
gain (loss) on investments	3.26	3.00	(0.54)	(3.39)	4.03	3.18
Total from investment operations	3.30	3.06	(0.51)	(3.36)	4.47	3.30

Redemption fees added to paid in capital	--	0.01	0.02	--	--	--
Less dividends from:
Net investment income	--	--	--	(0.86)	(0.78)	(0.14)
Return of Capital	--	--	--	(0.05)	--	--

Total dividends	--	--	--	(0.91)	(0.78)	(0.14)
Change in net asset value	3.30	3.07	(0.49)	(4.27)	3.69	3.16
Net asset value, end of period	$ 18.25	$ 14.95	$ 11.88	$ 12.37	$ 16.64	$ 12.95

Total return (a)	22.07%	25.84%	(3.96)%	(21.28)%	34.42%	33.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.45% (b)	0.44%	0.19%	0.22%	2.61%	1.07%
Expenses, after expense reductions	1.43% (b)	1.59%	1.57%	1.54%	1.53%	1.63%
Expenses, after expense reductions
and net of custody credits	1.43% (b)	1.59%	1.57%	--	--	--
Expenses, before expense reductions	1.43% (b)	1.67%	1.60%	1.56%	1.55%	1.93%
Portfolio turnover rate	15.79%	58.35%	28.39%	61.05%	86.13%	58.09%
Net assets at end of period (000)	$ 574,160	$ 97,991	$ 69,490	$ 56,507	$ 76,070	$ 23,202

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.

(b) Annualized.

+ Based on weighted average shares outstanding.

15

Financial highlights, continued
Thornburg International Value Fund
	Six Months Ended March 31,		Year Ended September 30,		Period Ended September 30,
	2004	2003	2002	2001	2000 (c)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 14.43	$ 11.57	$ 12.16	$ 16.44	$ 17.62

Income from investment operations:
Net investment income	(0.06)	(0.04)	(0.08)	(0.06)	0.14
Net realized and unrealized
gain (loss) on investments	3.17	2.90	(0.51)	(3.36)	(0.79)
Total from investment operations	3.11	2.86	(0.59)	(3.42)	(0.65)

Less dividends from:
Net investment income	--	--	--	(0.82)	(0.53)
Return of Capital	--	--	--	(0.04)	--

Total dividends	0.00	--	--	(0.86)	(0.53)
Change in net asset value	3.11	2.86	(0.59)	(4.28)	(1.18)
Net asset value, end of period	$ 17.54	$ 14.43	$ 11.57	$ 12.16	$ 16.44

Total return (a)	21.55%	24.72%	(4.85)%	(21.86)%	(3.73)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(0.74)%(b)	(0.32)%	(0.58)%	(0.39)%	1.63%(b)
Expenses, after expense reductions	2.37%(b)	2.38%	2.39%	2.40%	2.38%(b)
Expenses, after expense reductions
and net of custody credits	2.37%(b)	2.38%	2.39%	--	--
Expenses, before expense reductions	2.45%(b)	2.84%	2.88%	3.62%	6.08%(b)
Portfolio turnover rate	15.79%	58.35%	28.39%	61.05%	86.13%
Net assets at end of period (000)	$ 14,923	$ 6,346	$ 4,672	$ 2,570	$ 1,270

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Effective date of Class B Shares was April 3, 2000.

+ Based on weighted average shares outstanding.

16

Financial highlights, continued
Thornburg International Value Fund
	Six Months Ended March 31,			Year Ended September 30,
	2004	2003	2002	2001	2000	1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 14.47	$ 11.60	$ 12.19	$ 16.49	$ 12.88	$ 9.77

Income from investment operations:
Net investment income	(0.04)	(0.04)	(0.08)	(0.08)	0.38	0.04
Net realized and unrealized
gain (loss) on investments	3.17	2.91	(0.51)	(3.37)	3.91	3.14

Total from investment operations	3.13	2.87	(0.59)	(3.45)	4.29	3.18
Less dividends from:
Net investment income	--	--	--	(0.81)	(0.68)	(0.07)
Return of Capital	--	--	--	(0.04)	--	--

Total dividends	--	--	--	(0.85)	(0.68)	(0.07)
Change in net asset value	3.13	2.87	(0.59)	(4.30)	3.61	3.11
Net asset value, end of period	$ 17.60	$ 14.47	$ 11.60	$ 12.19	$ 16.49	$ 12.88

Total return (a)	21.63%	24.74%	(4.84)%	(21.96)%	33.20%	32.59%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(0.48)%(b)	(0.31)%	(0.62)%	(0.51)%	2.25%	0.11%
Expenses, after expense reductions	2.21%(b)	2.37%	2.36%	2.37%	2.37%	2.38%
Expenses, after expense reductions
and net of custody credits	2.21%(b)	2.37%	2.36%	--	--	--
Expenses, before expense reductions	2.21%(b)	2.45%	2.36%	2.39%	2.43%	3.63%
Portfolio turnover rate	15.79%	58.35%	28.39%	61.05%	86.13%	58.09%
Net assets at end of period (000)	$ 157,395	$ 55,443	$ 39,995	$ 26,426	$ 26,120	$ 3,235

(a) Not annualized for periods less than one year.

(b) Annualized.

+ Based on weighted average shares outstanding.

17

Financial highlights, continued
Thornburg International Value Fund
	Six Months Ended March 31,	Year Ended	September 30,	Period Ended September 30,
	2004	2003	2002	2001(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 15.13	$ 11.96	$ 12.40	$ 14.63

Income from investment operations:
Net investment income	0.07	0.14	0.10	0.11
Net realized and unrealized
gain (loss) on investments	3.31	3.03	(0.54)	(2.21)

Total from investment operations	3.38	3.17	(0.44)	(2.10)
Less dividends from:
Net investment income	--	--	--	(0.08)
In excess of net investment income	--	--	--	(0.05)

Total dividends	--	--	--	(0.13)
Change in net asset value	3.38	3.17	(0.44)	(2.23)
Net asset value, end of period	$ 18.51	$ 15.13	$ 11.96	$ 12.40

Total return (a)	22.34%	26.51%	(3.55)%	(14.50)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.80% (b)	1.07%	0.71%	1.57%(b)
Expenses, after expense reductions	0.99% (b)	0.99%	0.99%	0.97%(b)
Expenses, after expense reductions
and net of custody credits	0.99% (b)	0.99%	0.99%	--
Expenses, before expense reductions	1.07% (b)	1.25%	1.28%	1.38%(b)
Portfolio turnover rate	15.79%	58.35%	28.39%	61.05%
Net assets at end of period (000)	$ 160,847	$ 33,511	$ 19,187	$ 11,249

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Effective date of Class I Shares was March 30, 2001.

+ Based on weighted average shares outstanding.

18

Financial highlights, continued
Thornburg International Value Fund
	Six Months Ended March 31,	Period Ended September 30,
	2004	2003(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 15.01	$ 13.59

Income from investment operations:
Net investment income	0.12	0.02
Net realized and unrealized
gain (loss) on investments	3.22	1.40

Total from investment operations	3.34	1.42
Less dividends from:
Net investment income	--	--

Change in net asset value	3.34	1.42
Net asset value, end of period	$ 18.35	$ 15.01

Total return (a)	22.25%	10.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	1.32%(b)	0.65%(b)
Expenses, after expense reductions	1.48%(b)	1.60%(b)
Expenses, after expense reductions
and net of custody credits	1.48%(b)	1.60%(b)
Expenses, before expense reductions	4.85%(b)	30,451.98%(b)*
Portfolio turnover rate	15.79%	58.35%
Net assets at end of period (000)	$ 1,819	$ - (d)

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Effective date of Class R-1 Shares was July 1, 2003.

(d) Net assets at end of year were less than $1,000.

* Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

+ Based on weighted average shares outstanding.

19

Schedule of investments
Thornburg International Value Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640, CLASS I - 885-215-566, CLASS R-1 - 885-215-525
NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX, CLASS I - TGVIX, CLASS R-1 - TGVRX
	Shares	Value
COMMON STOCKS-- 96.30%
AUTOMOBILES & COMPONENTS (8.20%)
Bayerische Motoren Werke AG	202,505	$8,237,071
Hero Honda Motors Ltd.	1,269,300	14,360,512
Hyundai Motor Co.	379,600	17,350,116
Magna International Inc.	136,900	10,842,480
Toyota Motor Corp.	610,200	22,724,730
BANKS (10.90%)
Bank of Fukuoka Ltd.	4,392,500	21,923,502
Bank of Ireland	1,761,200	21,995,948
HSBC Holdings PLC ADR	235,800	17,637,840
Lloyds TSB Group PLC	2,447,100	18,623,082
Mitsubishi Tokyo Financial Group	1,700	16,806,642
CAPITAL GOODS (2.20%)
Boskalis Westminster Groep NV	81,380	2,175,791
Embraer Brasileira de Aeronaut	295,895	2,392,408
Embraer Brasileira de Aeronaut ADR	456,955	14,668,255
CONSUMER DURABLES & APPAREL (7.90%)
Adidas-Salomon AG	183,400	21,336,067
Burberry Group PLC	3,359,819	22,059,933
Hugo Boss AG	321,603	6,922,238
Merloni Elettrodomestici S.P.A	1,149,600	20,518,882
DIVERSIFIED FINANCIALS (8.40%)
Almanij NV	264,839	16,066,061
Deutsche Boerse AG	341,024	19,354,641
Euronext NV	772,860	23,038,430
ING Groep NV	757,300	16,644,693
ENERGY (6.70%)
BP Amoco ADR	432,700	22,154,240
CNOOC Ltd. ADR	361,400	15,540,200
Petroleo Brasileiro SA ADR	656,800	22,002,800
FOOD BEVERAGE & TOBACCO (4.70%)
Cadbury Schweppes PLC	3,076,600	24,291,406
Korean Tobacco & Ginseng Corp.	789,100	18,136,670
FOOD & DRUG RETAILING (2.70%)
Tesco PLC	5,368,153	24,279,668
INSURANCE (0.70%)
Alea Group Holdings Ltd.	1,514,600	6,690,114
MATERIALS (1.70%)
Givaudan AG	30,625	15,635,727
MEDIA (6.50%)
Pearson PLC	706,600	8,043,363
Promotora De Informaciones SA	497,885	8,849,885
Rogers Communications Inc.	1,202,000	$22,477,579
Shaw Communications	1,132,000	18,619,700
PHARMACEUTICALS & BIOTECHNOLOGY (6.00%)
Bachem Holding AG	63,188	3,365,705
Doctor Reddys Laboratories Ltd. ADR	470,400	11,266,080
Gedeon Richter RT	179,143	20,180,140
Novartis AG ADR	432,900	18,441,540
RETAILING (6.70%)
FamilyMart Co. Ltd.	616,400	18,932,476
Kingfisher PLC	3,725,375	19,780,631
Wal-Mart de Mexico	6,912,400	21,030,614
TECHNOLOGY - HARDWARE & EQUIPMENT (8.50%)
ASE Test Ltd +	1,034,956	11,384,516
Canon Inc.	373,200	19,307,463
Nec Electronics Corp.	253,400	19,457,695
Samsung Electronics Co. Ltd.	51,100	25,495,399
TELECOMMUNICATION SERVICES (12.60%)
America Movil S.A. de C.V	457,400	17,678,510
Belgacom SA	35,000	1,105,711
Chunghwa Telecom Co. Ltd. ADR	649,100	11,495,561
Mobile Telesystems ADR	149,700	19,685,550
Nippon Telegraph & Telephone Corp.	3,788	21,451,456
Portugal Telecom SGPS SA	1,814,300	20,295,081
Vodafone Group PLC	862,500	2,043,764
Vodafone Group PLC ADR	792,500	18,940,750
TRANSPORTATION (1.90%)
Fraport AG +	624,804	17,265,550

TOTAL COMMON STOCKS (Cost $767,027,274)	--	861,004,866

SHORT TERM INVESTMENTS-- 3.70%
American General Finance Corp., 1.07% due 4/2/2004	6,000,000	5,999,821
American General Finance Corp., 1.08% due 4/7/2004	6,000,000	5,998,920
International Business Machines, 0.95% due 4/1/2004	15,000,000	15,000,000
USAA Capital Corp., 1.01% due 4/1/2004	5,700,000	5,700,000

TOTAL SHORT TERM INVESTMENTS (Cost $32,698,742)	--	32,698,741

TOTAL INVESTMENTS (100%) (Cost $799,726,016)	--	$893,703,607

+ Non-income producing See notes to financial statement

21

Index Comparison

Thornburg International Value Fund

March 31, 2004

The charts below compare performance of Thornburg International Value Fund and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (EAFE) for the period May 31, 1998 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg International Value Fund Class A Total Returns,Since
5/31/98, versus MSCI EAFE Index

Class A Shares Average Annual Total Returns (at max. offering price) (periods ending 3/31/04)

1 Year:	54.92%
3 Years:	6.30%
5 Years:	11.64%
From Inception (05/28/98):	8.83%

Thornburg International Value Fund Class C Total Returns,Since
5/31/98, versus MSCI EAFE Index

Class C Shares Average Annual Total Returns(periods
ending 3/31/04)

1 Year:	59.88%
3 Years:	7.00%
5 Years:	11.68%
From Inception (05/28/98):	8.71%

A-share data presented includes the effects of the maximum sales charge of 4.50% and the reinvestment of dividends and capital gains. The B-share total return figures at POP include subtraction of the maximum contingent deferred sales charge (CDSC): if redeemed within one year of purchase, the CDSC is 5.00%; within two years, 4.25%; within three years, 3.50%; within four years, 2.75%; within five years, 2.00%; within six years, 1.25%; within seven years, 0.50%. There is no charge for redemption within the eighth year after purchase. Total return figures at the public offering price for the C shares include a 1% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index (“EAFE”) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

22

Thornburg International Value Fund

Portfolio proxy voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Investment Manager Thornburg
Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg International Value Fund I Shares

Semi-Annual Report March 31, 2004

Thornburg International Value Fund

Letter to shareholders

April 15, 2004

William V. Fries, CFA
Portfolio Manager

Dear Fellow Shareholder,

Investment performance for the quarter ended March 31, 2004, was positive. While global markets eroded near the end of the quarter, stock price development during the quarter reflected continued economic expansion in most parts of the world, especially in the Far East. The robust recovery from recessionary forces in place in the U. S. since 2000 is well underway and is an important driver of the export-driven economies of the Far East, including Japan’s. Indications that the long economic recession in Japan may finally be ending are the prime catalysts for the improvement in the Japanese market. With the notable exception of continental Europe, economic and business developments remain encouraging. The Euro’s strength versus the U.S. Dollar last year weakened the competitive position of some European exports. Recent strength in the Dollar may provide some reversal of this negative impact for European exporters.

Evidence is accumulating that inflationary forces will surface as the global economy expands. Monetary and fiscal discipline, along with work force flexibility, will be important as companies manage for productivity and cost containment. This is not well established in some of the most important European countries. Because of the weak Dollar last year, commodity price increases have not occurred to the same extent as in the U.S. This has changed since January as commodity price inflation may have peaked in Dollar terms, but not in Euro terms. Equilibrium pricing for commodities is subject to continuous change, but it appears reasonable in an expanding global economy to expect cost pressures to become more of an issue. Pricing power remains as important as ever for business success.

Though the economic and business environment may be sound, the psychological environment for stocks is challenging. The situation in Iraq, along with global terrorism, is unsettling, but is less of a market focus outside the U.S. For U.S. investors, investing overseas during a period of Dollar weakness has been productive. Nonetheless, our overseas investments are driven by individual company promise and value, not currency prospects. We believe our focused portfolio (about 50 stocks) of unique and financially sound holdings represents attractive businesses with the potential for capital appreciation. Portfolio diversification is broad, as shown in the tables on the following pages, and includes broad geographic participation, including a number of the world’s most dynamic economies. Our holdings in these emerging markets are typically recognized as premiere companies in those markets.

1

Thornburg International Value Fund

Letter to shareholders, Continued

You can learn a good deal more about our investment philosophy and portfolios by visiting our website at http://www.thornburg.com/funds. We include descriptive information on each holding, a link to company websites, up-to-date performance information, and a monthly market commentary.

Thank you for your trust and confidence in investing with us.

Sincerely,

William V. Fries, CFA
Portfolio Manager

Thornburg Investment Management is proud to announce that Bill Fries, manager of the Thornburg International Value Fund, was named Morningstar’s 2003 International Manager of the Year.

2

Thornburg International Value Fund

management’s discussion of performance

March 31, 2004

International Value Fund		1Q-04	6 Mos.	1 Yr	3 Yrs	Inception
I shares (TGVIX)	NAV	5.11%	22.34%	62.94%	8.47%	8.46%
3/30/01 Inception
MSCI EAFE Index (Since 3/30/01)	--	4.41%	22.16%	58.15%	3.80%	3.80%

Total returns for periods greater than one year are annualized averages.

There is no up front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. They are not deposits or obligations of, or guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any government agency.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

The Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index (“EAFE”) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency.

Performance

During the quarter ended March 31, 2004, the Thornburg International Value Fund outperformed the MSCI EAFE Index. The Fund was up 5.11% compared to 4.41% for the index. Many of the quarter’s strongest performers are based in Japan. Familymart Co. Ltd. (8028 JP), Bank of Fukuoka Ltd. (8326 JP), Nippon Telegraph & Telephone Corp. (9432 JP), and Toyota Motor Corp. (7203 JP) each made significant contributions to the positive performance of the portfolio. Russian holding Mobile Telesystems (MBT) and Korean holding Samsung Electronics Co. Ltd. (0593 KS) were also exceptional performers. Dr. Reddy’s Laboratories Ltd. ADR (RDY), the Indian pharmaceutical firm, hurt performance, as its stock price suffered as a result of a negative court decision regarding one of its potential generic drugs. Much of the other weakness in the portfolio resulted from European holdings, including Bank of Ireland (BKIR LN), Novartis AG (NVS), and Lloyds TSB Group PLC (LLOYLN).

Performance Impact during 1st quarter 2004 Top Contributors	Top Detractors
Mobile Telesystems	Dr. Reddy's Laboratories Ltd. ADR
Samsung Electronics Co. Ltd.	ASE Test Ltd.
Familymart Co. Ltd.	Bank of Ireland
Bank of Fukuoka Ltd.	Novartis AG
Nippon Telegraph & Telephone Corp.	Lloyds TSB Group PLC

3

Thornburg International Value Fund

management’s discussion of performance, Continued

Activity

During the quarter, the level of activity in the portfolio was moderate. Six holdings were added and six eliminated. Among the new holdings was Hero Honda Motors Ltd. (6327327), the leading manufacturer of motorcycles in India, the world’s largest and fastest growing motorcycle market. Portugal Telecom SGPS SA (58171890) was also added. This telecommunications company offers a broad line of communications in Portugal, where it maintains a dominant market share in both wireline and mobile communications. In addition, Portugal Telecom holds a 50% interest in the leading Brazilian cellular phone company, Vivo. Other additions were Korea Tobacco & Ginseng Corp (003780), Adidas-Salomon AG (ADS GR), Belgacom SA (BGAOF PK), and Mitsubishi Tokyo Financial Group (8306 JP). Most of the eliminated holdings were sold as they hit target prices. China Life Insurance Co. Ltd. (LFC) was removed for a better risk/reward opportunity found elsewhere, while IHC Caland NV (ICHHF PK) was removed due to deterioration of the fundamentals supporting the investment thesis.

Activity during 1st Quarter 2004
New Holdings	Eliminated Holdings
Portugal Telecom SGPS SA	Muhlbauer Holding AG
Hero Honda Motors Ltd.	NTT DoCoMo Inc.
Korean Tobacco & Ginseng Corp.	Depfa Bank
Adidas-Salomon AG	Swedish Match AB
Belgacom SA	IHC Caland NV
Mitsubishi Tokyo Financial Group	China Life Insurance Co. Ltd.

Top 10 Holdings	12/31/03		3/31/04
Novartis AGADR	2.9%	Samsung Electronics Co. Ltd.	2.9%
Tesco PLC	2.7%	Cadbury Schweppes PLC	2.7%
Petroleo Brasileiro SA ADR	2.7%	Tesco PLC	2.7%
Lloyds TSB Group PLC	2.6%	Euronext NV	2.6%
Cadbury Schweppes PLC	2.6%	Toyota Motor Corp.	2.5%
ING Groep NV	2.5%	Rogers Communications Inc.	2.5%
Vodafone Group PLC	2.5%	BP Amoco ADR	2.5%
Deutsche Boerse AG	2.3%	Burberry Group PLC	2.5%
Canon Inc.	2.3%	Petroleo Brasileiro SA ADR	2.5%
BP Amoco ADR	2.3%	Bank of Ireland	2.5%

4

Management’s discussion of performance, Continued

Thornburg International Value Fund

March 31, 2004

Portfolio Diversification

During the quarter modest changes occurred in industry and country diversification. The portfolio is currently diversified across 16 industries. Exposure to the telecommunications industry increased as Mobile Telesystems and Nippon Telegraph and Telephone Corp. performed very well, and Portugal Telecom SGPS SA and Belgacom SA were added to the portfolio. Exposure to consumer durables & apparel increased with the addition of Adidas-Salomon AG. Exposure to the insurance industry decreased with the sale of China Life Insurance Co. Ltd. Representation of materials and capital goods industries also decreased as MMC Norilsk Nickel (NILSY PK), IHC Caland NV and Muhlbauer Holding AG (MBHDF PK) were eliminated. In terms of country diversification, exposure to Japan and South Korea increased due to the strong performance of Japanese holdings Familymart Co. Ltd., Bank of Fukuoka Ltd., Nippon Telegraph & Telephone Corp., and Korean holding Samsung Electronics Co. Ltd. The addition of Korean Tobacco & Ginseng Corp. and Mitsubishi Tokyo Financial Group also increased exposure to Japan and South Korea. Exposure to the Netherlands decreased significantly with the sale of IHC Caland NV and

Top 10 Industries	12/31/03		3/31/04
Banks	10.0%	Telecommunication Services	12.6%
Diversified Financials	9.5%	Banks	10.9%
Telecommunication Services	8.6%	Technology Hardware & Equip.	8.5%
Automobiles & Components	8.4%	Diversified Financials	8.4%
Technology Hardware & Equip	8.0%	Automobiles & Components	8.2%
Media	8.0%	Consumer Durables & Apparel	7.9%
Pharmaceuticals & Biotechnology	7.5%	Retailing	6.7%
Energy	6.8%	Energy	6.7%
Retailing	5.4%	Media	6.5%
Consumer Durables & Apparel	5.2%	Pharmaceuticals & Biotechnology	6.0%

Country Exposure	12/31/03		3/31/04
U.K	21.3%	U.K.	20.6%
Japan	12.2%	Japan	15.7%
Germany	8.7%	Germany	8.2%
Canada	6.4%	South Korea	6.8%
Switzerland	5.3%	Canada	5.8%
Brazil	4.6%	Brazil	4.4%
Netherlands	4.2%	Mexico	4.3%
South Korea	4.2%	Switzerland	4.2%
Russia	3.9%	India	2.9%
Taiwan	3.2%	France	2.6%
France	2.3%	Taiwan	2.6%
Belgium	2.2%	Ireland	2.4%
Spain	2.0%	Italy	2.3%
Italy	2.0%	Portugal	2.3%
India	2.0%	Hungary	2.3%
Mexico	1.9%	Russia	2.2%
Hungary	1.9%	Netherlands	2.1%
China	1.8%	Belgium	1.9%
Hong Kong	1.7%	China	1.7%
Ireland	1.5%	Spain	1.0%
Sweden	1.0%	Cash	3.7%
Cash	5.7%

5

Thornburg International Value Fund

management's discussion of performance, Continued

the poor performance of ING Groep NV (ING). The portfolio is currently diversified across 20 countries. Capitalization exposure of the portfolio did not change significantly.

Capitalization Exposure

6

Statement of assets and liabilities
Thornburg International Value Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $799,726,016)	$ 893,703,607
Cash	890,340
Cash denominated in foreign currency (cost $13,905,926)	14,129,000
Receivable for fund shares sold	10,632,298
Unrealized gain on forward exchange contracts (Note 6)	486,021
Dividends receivable	3,528,756
Prepaid expenses and other assets	99,280

Total Assets	923,469,302

LIABILITIES
Payable for securities purchased	12,922,270
Payable for fund shares redeemed	142,573
Payable to investment advisor (Note 3)	670,117
Deferred tax payable	23,238
Accounts payable and accrued expenses	568,294

Total Liabilities	14,326,492

NET ASSETS	$ 909,142,810

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$ (104,046)
Net unrealized appreciation (depreciation) on investments	94,481,888
Accumulated net realized gain (loss)	(12,059,672)
Net capital paid in on shares of beneficial interest	826,824,640

$ 909,142,810

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($574,159,639 applicable to 31,457,725 shares of beneficial interest outstanding - Note 4)	$ 18.25
Maximum sales charge, 4.50% of offering price	0.86

Maximum Offering Price Per Share	$ 19.11

Class B Shares:
Net asset value and offering price per share *
($14,922,653 applicable to 850,704 shares of beneficial interest outstanding - Note 4)	$ 17.54

Class C Shares:
Net asset value and offering price per share*
($157,394,588 applicable to 8,944,511 shares of beneficial interest outstanding - Note 4)	$ 17.60

Class I Shares:
Net asset value, offering, and redemption price per share
($160,847,387 applicable to 8,688,861 shares of beneficial interest outstanding - Note 4)	$ 18.51

Class R-1 Shares:
Net asset value, offering, and redemption price per share
($1,818,544 applicable to 99,087 shares of beneficial interest outstanding - Note 4)	$ 18.35

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

7

Statement of Operations
Thornburg International Value Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $561,243)	$ 4,669,500
Interest income	85,918
Other income	4,665

Total Income	4,760,083

EXPENSES
Investment advisory fees (Note 3)	2,240,259
Administration fees (Note 3)
Class A Shares	198,657
Class B Shares	6,144
Class C Shares	59,993
Class I Shares	23,649
Class R-1 Shares	365
Distribution and service fees (Note 3)
Class A Shares	406,240
Class B Shares	50,542
Class C Shares	479,245
Class R-1 Shares	1,524
Transfer agent fees
Class A Shares	139,000
Class B Shares	12,658
Class C Shares	57,845
Class I Shares	23,142
Class R-1 Shares	1,696
Registration & filing fees
Class A Shares	5,759
Class B Shares	3,806
Class C Shares	4,452
Class I Shares	4,899
Class R-1 Shares	7,794
Custodian fees (Note 3)	173,487
Professional fees	22,415
Accounting fees	7,780
Trustee fees	3,495
Other expenses	51,690

Total Expenses	3,986,536
Less:
Expenses reimbursed by investment advisor (Note 3)	(51,799)
Expenses paid indirectly (Note 3)	(8,877)

Net Expenses	3,925,860

Net Investment Income	$ 834,223

8

Statement of operations, continued
Thornburg International Value Fund	Six Months Ended March 31, 2004
(Unaudited)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$ 15,702,080
Foreign currency transactions	(3,314,336)

--	12,387,744

Net change in unrealized appreciation (depreciation) on:
Investments	64,879,968
Foreign currency translation	1,333,171

--	66,213,139

Net Realized and Unrealized
Gain (Loss) on Investments	78,600,883

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 79,435,106

See notes to financial statements

9

Statements of Changes in net assets
Thornburg International Value Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income gain (loss)	$ 834,223	$ 448,338
Net realized gain (loss) on investments and foreign currency
transactions	12,387,744	(11,991,488)
Increase (Decrease) in unrealized appreciation (depreciation)
on investments and foreign currency translation	66,213,139	46,112,063

Net Increase (Decrease) in Net Assets
Resulting from Operations	79,435,106	34,568,913

FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	429,056,964	11,087,620
Class B Shares	6,916,689	485,325
Class C Shares	86,216,835	5,432,349
Class I Shares	112,453,256	8,371,956
Class R-1 Shares	1,773,862	75

Net Increase (Decrease) in Net Assets	715,852,712	59,946,238
NET ASSETS:
Beginning of period	193,290,098	133,343,860

End of period	$909,142,810	$ 193,290,098

See notes to financial statements

10

Thornburg International Value Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg International Value Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing in both foreign and domestic equity securities selected on a value basis.

The Fund currently offers five classes of shares of beneficial interest, Class A, Class B, Class C, Institutional Class (Class I) and Retirement Class (Class R-1) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, (v) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase, but bear both a service fee and distribution fee, and (vi) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Class B shares of the Fund outstanding for eight years will convert to Class A shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

11

Notes to financial statements, continued

Thornburg International Value Fund

March 31, 2004

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $3,779 for Class B shares, $38,119 for Class I shares, and $9,901 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned net commissions aggregating $134,989 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $5,739 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class B, Class C and Class R-1 shares under which the Fund compensates the Distributor for services in promoting the sale of Class B, Class C and Class R-1 shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class B, Class C and Class R-1 shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the period ended March 31, 2004 are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004 fees paid indirectly were $8,877.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

12

Thornburg International Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Sales of R-1 shares commenced July 1, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	26,680,365	$ 459,950,461	3,378,754	$ 44,006,739
Shares repurchased**	(1,777,473)	(30,893,497)	(2,671,582)	(32,919,119)

Net Increase (Decrease)	24,902,892	$ 429,056,964	707,172	$ 11,087,620

** The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $55,020 and $19,654, respectively, were netted in the amount reported for shares repurchased

Class B Shares
Shares sold	431,966	$ 7,276,362	136,594	$ 1,695,976
Shares repurchased	(21,132)	(359,673)	(100,676)	(1,210,651)

Net Increase (Decrease)	410,834	$ 6,916,689	35,918	$ 485,325

Class C Shares
Shares sold	5,466,682	$ 92,125,551	1,397,752	$ 17,554,897
Shares repurchased	(354,538)	(5,908,716)	(1,014,225)	(12,122,548)

Net Increase (Decrease)	5,112,144	$ 86,216,835	383,527	$ 5,432,349

Class I Shares
Shares sold	6,665,536	$ 115,851,708	1,169,448	$ 15,121,898
Shares repurchased**	(191,924)	(3,398,452)	(558,936)	(6,749,942)

Net Increase (Decrease)	6,473,612	$ 112,453,256	610,512	$ 8,371,956

** The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $7,078 and $6,372, respectively, were netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	116,055	$ 2,078,378	5	$ 75
Shares repurchased	(16,973)	(304,516)	--	--

Net Increase (Decrease)	99,082	$ 1,773,862	5	$ 75

13

Thornburg International Value Fund

Notes to financial statements, continued

March 31, 2004

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004, the Fund had purchase and sale transactions of investment securities (excluding short term securities) of $671,597,884 and $79,498,629, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 799,931,484

Gross unrealized appreciation on a tax basis	$ 97,237,935
Gross unrealized depreciation on a tax basis	(3,465,812)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 93,772,123

At March 31, 2004, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$ 119,008
2008	272,996
2009	917,688
2010	3,523,281
2011	9,267,675

--	$14,100,648

As of March 31, 2004 the Fund had deferred currency and capital losses occurring subsequent to October 31, 2002 of $1,725,498 and $10,141,290, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used in future years, capital gain distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

NOTE 7 – FINANCIAL INSTRUMENTS WITHOFF-BALANCE
SHEET RISK

During the period ended March 31, 2004, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve market risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

CONTRACTS TO SELL:

56,000,000	Mexican Peso for 4,819,692 USD, June 18, 2004	$ (136,420)
	Unrealized loss from forward exchange contracts.	(136,420)
15,000,000	Euro Dollar for 18,952,500 USD, August 10, 2004	569,677
41,000,000	Mexican Peso for 3,670,875 USD, July 09, 2004	52,764
	Unrealized gain from forward exchange contracts.	622,441
	Net unrealized gain (loss) from forward exchange contracts	$ 486,021

14

Financial highlights
Thornburg International Value Fund
	Six Months Ended March 31,	Year Ended	September 30,	Period Ended September 30,
	2004	2003	2002	2001(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 15.13	$ 11.96	$ 12.40	$ 14.63

Income from investment operations:
Net investment income	0.07	0.14	0.10	0.11
Net realized and unrealized
gain (loss) on investments	3.31	3.03	(0.54)	(2.21)

Total from investment operations	3.38	3.17	(0.44)	(2.10)
Less dividends from:
Net investment income	--	--	--	(0.08)
In excess of net investment income	--	--	--	(0.05)

Total dividends	--	--	--	(0.13)
Change in net asset value	3.38	3.17	(0.44)	(2.23)
Net asset value, end of period	$ 18.51	$ 15.13	$ 11.96	$ 12.40

Total return (a)	22.34%	26.51%	(3.55)%	(14.50)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	0.80% (b)	1.07%	0.71%	1.57%(b)
Expenses, after expense reductions	0.99% (b)	0.99%	0.99%	0.97%(b)
Expenses, after expense reductions
and net of custody credits	0.99% (b)	0.99%	0.99%	--
Expenses, before expense reductions	1.07% (b)	1.25%	1.28%	1.38%(b)
Portfolio turnover rate	15.79%	58.35%	28.39%	61.05%
Net assets at end of period (000)	$ 160,847	$ 33,511	$ 19,187	$ 11,249

(a) Not annualized for periods less than one year.

(b) Annualized.
(c) Effective date of Class I Shares was March 30, 2001.

+ Based on weighted average shares outstanding.

15

Schedule of investments
Thornburg International Value Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640, CLASS I - 885-215-566, CLASS R-1 - 885-215-525
NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX, CLASS I - TGVIX, CLASS R-1 - TGVRX
	Shares	Value
COMMON STOCKS-- 96.30%
AUTOMOBILES & COMPONENTS (8.20%)
Bayerische Motoren Werke AG	202,505	$8,237,071
Hero Honda Motors Ltd.	1,269,300	14,360,512
Hyundai Motor Co.	379,600	17,350,116
Magna International Inc.	136,900	10,842,480
Toyota Motor Corp.	610,200	22,724,730
BANKS (10.90%)
Bank of Fukuoka Ltd.	4,392,500	21,923,502
Bank of Ireland	1,761,200	21,995,948
HSBC Holdings PLC ADR	235,800	17,637,840
Lloyds TSB Group PLC	2,447,100	18,623,082
Mitsubishi Tokyo Financial Group	1,700	16,806,642
CAPITAL GOODS (2.20%)
Boskalis Westminster Groep NV	81,380	2,175,791
Embraer Brasileira de Aeronaut	295,895	2,392,408
Embraer Brasileira de Aeronaut ADR	456,955	14,668,255
CONSUMER DURABLES & APPAREL (7.90%)
Adidas-Salomon AG	183,400	21,336,067
Burberry Group PLC	3,359,819	22,059,933
Hugo Boss AG	321,603	6,922,238
Merloni Elettrodomestici S.P.A	1,149,600	20,518,882
DIVERSIFIED FINANCIALS (8.40%)
Almanij NV	264,839	16,066,061
Deutsche Boerse AG	341,024	19,354,641
Euronext NV	772,860	23,038,430
ING Groep NV	757,300	16,644,693
ENERGY (6.70%)
BP Amoco ADR	432,700	22,154,240
CNOOC Ltd. ADR	361,400	15,540,200
Petroleo Brasileiro SA ADR	656,800	22,002,800
FOOD BEVERAGE & TOBACCO (4.70%)
Cadbury Schweppes PLC	3,076,600	24,291,406
Korean Tobacco & Ginseng Corp.	789,100	18,136,670
FOOD & DRUG RETAILING (2.70%)
Tesco PLC	5,368,153	24,279,668
INSURANCE (0.70%)
Alea Group Holdings Ltd.	1,514,600	6,690,114
MATERIALS (1.70%)
Givaudan AG	30,625	15,635,727
MEDIA (6.50%)
Pearson PLC	706,600	8,043,363
Promotora De Informaciones SA	497,885	8,849,885
Rogers Communications Inc.	1,202,000	$22,477,579
Shaw Communications	1,132,000	18,619,700
PHARMACEUTICALS & BIOTECHNOLOGY (6.00%)
Bachem Holding AG	63,188	3,365,705
Doctor Reddys Laboratories Ltd. ADR	470,400	11,266,080
Gedeon Richter RT	179,143	20,180,140
Novartis AG ADR	432,900	18,441,540
RETAILING (6.70%)
FamilyMart Co. Ltd.	616,400	18,932,476
Kingfisher PLC	3,725,375	19,780,631
Wal-Mart de Mexico	6,912,400	21,030,614
TECHNOLOGY - HARDWARE & EQUIPMENT (8.50%)
ASE Test Ltd +	1,034,956	11,384,516
Canon Inc.	373,200	19,307,463
Nec Electronics Corp.	253,400	19,457,695
Samsung Electronics Co. Ltd.	51,100	25,495,399
TELECOMMUNICATION SERVICES (12.60%)
America Movil S.A. de C.V	457,400	17,678,510
Belgacom SA	35,000	1,105,711
Chunghwa Telecom Co. Ltd. ADR	649,100	11,495,561
Mobile Telesystems ADR	149,700	19,685,550
Nippon Telegraph & Telephone Corp.	3,788	21,451,456
Portugal Telecom SGPS SA	1,814,300	20,295,081
Vodafone Group PLC	862,500	2,043,764
Vodafone Group PLC ADR	792,500	18,940,750
TRANSPORTATION (1.90%)
Fraport AG +	624,804	17,265,550

TOTAL COMMON STOCKS (Cost $767,027,274)	--	861,004,866

SHORT TERM INVESTMENTS-- 3.70%
American General Finance Corp., 1.07% due 4/2/2004	6,000,000	5,999,821
American General Finance Corp., 1.08% due 4/7/2004	6,000,000	5,998,920
International Business Machines, 0.95% due 4/1/2004	15,000,000	15,000,000
USAA Capital Corp., 1.01% due 4/1/2004	5,700,000	5,700,000

TOTAL SHORT TERM INVESTMENTS (Cost $32,698,742)	--	32,698,741

TOTAL INVESTMENTS (100%) (Cost $799,726,016)	--	$893,703,607

+ Non-income producing See notes to financial statement

17

March 31, 2004

Thornburg International Value Fund

Index Comparison

The chart below compares performance of Thornburg International Value Fund and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (EAFE) for the period March 30, 2001 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg International Value Fund Class I Total Returns,Since
3/30/01, versus MSCI EAFE Index

Class I Shares Average Annual Total Returns(periods ending 3/31/04)

1 Year:	62.94%
3 Years:	8.47%
From Inception (3/30/01):	8.46%

There is no up front sales charge for I shares.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index (“EAFE”) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the Fund.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

18

Thornburg International Value Fund

Portfolio proxy voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Core Growth Fund

Semi-Annual Report March 31, 2004

Thornburg Core Growth Fund

Letter to shareholders

Dear Fellow Shareholder:

The Thornburg Core Growth Fund generated solid results in the first quarter of this year. We outperformed each of our target benchmarks: the Nasdaq Composite Index and the Russell 1000 Growth Index. Unfortunately, we underperformed our peer group, the Lipper Multi-Cap Growth Fund Universe. Since the fund started in late 2000, we have had consistent success relative to the benchmarks and our peer group. In March, the Fund was recognized by Lipper for its ability to generate attractive, consistent, risk-adjusted returns compared to its peer group.

Financials and foreign stocks were strong contributors to performance in the first quarter. Affiliated Managers Group (AMG), a long-time holding, continued to benefit from the positive trends in the equity market. Capital One Financial (COF) has done an excellent job of executing on their business model and has benefited recently from improving charge-offs. Another long time holding, Amdocs Ltd (DOX) continues to prosper at the expense of its competition. A similar trend exists at Samsung Electronics Co. (05930 KS), where the company has been successful in taking market share in several markets, most noticeably the cell phone handset market.

Technology was a tough sector for the Fund in the first quarter. Our worst performers—Novellus Systems (NVLS) and ASE Test (ASTSF)—are both involved in the process of semiconductor manufacturing. Novellus manufactures capital equipment and ASE Test performs packaging and testing on an outsourced basis. Concerns over valuation and mixed data points increased the volatility of semiconductor related stocks during the quarter.

During the quarter, we added several new holdings, which include Guidant (GDT), NII Holdings (NIHD), August Technology (AUGT), Hero Honda Motors (HH.IN), Atheros Communications (ATHR), Ditech Communications (DITC), NetEase.com (NTES), and Semiconductor Manufacturing International (SMI) to the portfolio. Since our investment process is research- intensive, we continue to stay abreast of developments in companies that we have owned in the past but have sold due to valuation or other concerns that may have now been remedied. In the first quarter, we purchased three previously owned stocks: Amgen (AMGN), Silicon Laboratories (SLAB), and eResearch Technology (ERES). Sales during the quarter included Circuit City Stores (CC), Clear Channel Communications

					Total return performance as of 3/31/04
			A Shares					C Shares
	Qtr Ended 3/31/04	6 Mos.	1 Year	3 Years	Since Inception	Qtr Ended 3/31/04	6 Mos.	1 Year	3 Years	Since Inception
Net Asset Value	0.64%	8.70%	51.38%	6.07%	(2.51)%	0.47%	8.32%	50.07%	5.07%	(3.39)%
Maximum Offering Price	(3.85)%*	3.78%	44.61%	4.47%	(3.87)%	(0.53)%*	7.32*	49.07%*	5.07%	(3.39)%

*Assumes redemption within the period.
Total returns for periods greater than one year are annualized averages.              Inception of Class A and C: 12/27/00
The maximum sales charge for the Fund's A shares is 4.50%. C shares include a 1% CDSC for the first year only. Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund's investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, or for information and commentary on Fund holdings, including links to each company's home page, visit www.thornburg.com.

1

(CCU), Integrated Circuit Systems (ICST), Johnson & Johnson (JNJ), Lexar Media (LEXR), Quiksilver (ZQK), Ross Stores (ROST), LeapFrog (LF), Microsoft (MSFT), and UT Starcom (UTSI). Two positions purchased and then subsequently sold were Ceradyne (CRON) and Siebel Systems (SEBL).

Amdocs Ltd. has been a long-term success story for the Fund. The Fund owned this stock near inception, but sold the stock when it hit its target price. Amdocs was repurchased initially in November of 2002 (there have been subsequent purchases as the fund has grown to maintain our target exposure). Five quarters ago, Amdocs Ltd. was selling at around 12 times cash flow, which appeared to be an excellent valuation for a company that was widely considered to be the market leader in selling billing and customer care software to leading telecommunications service providers. At the time of purchase, revenues were declining slightly, but they are now growing modestly. Billing applications are critical to phone companies--if these companies cannot produce a timely and accurate bill, their business is in jeopardy. Our research did not indicate when phone companies would again invest in this critical area, but it did support the thesis that, at some point, spending increases would again be the norm. Fortunately, both the value of the Amdocs Ltd. franchise and the necessity of their products have been more clearly recognized over the past year.

The Thornburg Core Growth Fund rose 0.64% in the first quarter, and increased 51.4% during the past twelve months. This compares with a 0.35% first-quarter decline in the Nasdaq Composite, and a 49.4% rise over the trailing twelve months. The Russell 1000 Growth rose 0.54% in the first quarter and was up 30.1% for the past twelve months.

Initial public offerings contributed 0.02% of total return to the Fund during the first quarter. As of the end of the quarter, no shares received on their initial offering during the first quarter had been sold. The effects of offerings in prior periods are disclosed in prior quarterly reports

Our motto is Core Strategies for Serious Investors. We believe the Thornburg Core Growth Fund continues to fulfill its mandate as a growth oriented investment vehicle that can form part of the nucleus of an asset allocation strategy. Our focus is on maximizing long term after-tax returns while controlling risk. We encourage you to learn more about your portfolio. You can read more about the investments in your Fund by going to www.thornburg.com/funds. Thank you for investing in the Thornburg Core Growth Fund.

Regards,

Alexander M.V. Motola, CFA
Portfolio Manager

The NASDAQ Composite Index is a market value-weighted, technology-oriented index comprised of approximately 5,000 domestic and non-US-based securities. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index. There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

Top Industries 3/31/04
Health Care Equip. & Services	19.6%
Technology Hardware & Equip	19.0%
Telecom Services	10.4%
Diversified Financials	8.1%
Media	5.8%
12/31/03
Technology Hardware & Equip	23.5%
Healthcare Equip. & Services	15.8%
Retailing	13.9%
Diversified Financials	10.0%
Media	8.2%

      New Holdings during the Quarter

Hero Honda Motors Ltd.	Atheros Communications Inc.
eResearch Technology Inc.	Ditech Communications Corp.
Guidant Corp.	Semiconductor Mfg. Intl. Corp.
Directv Group Inc.	Silicon Laboratories Inc.
August Technology Corp.	NetEase.com Inc.
Amgen Inc.	NII Holdings Inc.

2

Statement of assets and liabilities
Thornburg Core Growth Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $66,396,575)	$ 74,006,093
Cash	110,127
Cash denominated in foreign currency (cost $19,169)	20,030
Receivable for fund shares sold	345,279
Dividends receivable	7,014
Prepaid expenses and other assets	27,929

Total Assets	74,516,472

LIABILITIES
Payable for securities purchased	1,609,274
Payable for fund shares redeemed	46,250
Payable to investment advisor (Note 3)	52,271
Deferred tax payable	8,849
Accounts payable and accrued expenses	30,805

Total Liabilities	1,747,449

NET ASSETS	$ 72,769,023

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$ (431,250)
Net unrealized appreciation (depreciation) on investments	7,601,530
Accumulated net realized gain (loss)	(2,301,290)
Net capital paid in on shares of beneficial interest	67,900,033

$ 72,769,023

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($42,507,763 applicable to 3,867,974 shares of beneficial
interest outstanding - Note 4)	$ 10.99
Maximum sales charge, 4.50% of offering price	0.52

Maximum Offering Price Per Share	$ 11.51

Class C Shares:
Net asset value and offering price per share *
($12,931,112 applicable to 1,212,375 shares of beneficial
interest outstanding - Note 4)	$ 10.67

Class I Shares:
Net asset value, offering and redemption price per share
($17,330,086 applicable to 1,572,951 shares of beneficial
interest outstanding - Note 4)	$ 11.02

Class R-1 Shares:
Net asset value, offering and redemption price per share
($62 applicable to 6 shares of beneficial
interest outstanding - Note 4)	$ 11.00

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

3

Statement of Operations
Thornburg Core Growth Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $3,768)	$ 57,465
Interest income	3,753

Total Income	61,218

EXPENSES
Investment advisory fees (Note 3)	265,321
Administration fees (Note 3)
Class A Shares	24,183
Class C Shares	6,582
Class I Shares	2,855
Distribution and service fees (Note 3)
Class A Shares	49,134
Class C Shares	53,592
Transfer agent fees
Class A Shares	40,490
Class C Shares	13,998
Class I Shares	7,193
Class R-1 Shares	1,396
Registration & filing fees
Class A Shares	5,759
Class C Shares	4,452
Class I Shares	6,408
Class R-1 Shares	7,794
Custodian fees (Note 3)	23,786
Professional fees	6,950
Accounting fees	700
Trustee fees	792
Other expenses	18,556

Total Expenses	539,941
Less:
Expenses reimbursed by investment advisor (Note 3)	(32,258)
Management fees waived by investment advisor (Note 3)	(13,125)
Expenses paid indirectly (Note 3)	(4,126)

Net Expenses	490,432

Net Investment Income (Loss)	(429,214)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(79,513)
Foreign currency transactions	4,521

(74,992)
Net change in unrealized appreciation (depreciation) on:
Investments	4,210,877
Foreign currency translation	861

4,211,738
Net Realized and Unrealized
Gain (Loss) on Investments	4,136,746

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 3,707,532

See notes to financial statements

4

Statements of Changes in net assets
Thornburg Core Growth Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment gain (loss)	$ (429,214)	$ (256,573)
Net realized gain (loss) on investments and
foreign currency transactions	(74,992)	2,052,999
Increase (Decrease) in unrealized appreciation on investments
and foreign currency translations	4,211,738	4,261,917

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,707,532	6,058,343
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	3,192,313	25,630,774
Class C Shares	5,187,518	4,106,879
Class I Shares	17,308,640	0
Class R-1 Shares	(25)	75

Net Increase (Decrease) in Net Assets	29,395,978	35,796,071
NET ASSETS:
Beginning of period	43,373,045	7,576,974

End of period	$ 72,769,023	$ 43,373,045

See notes to financial statements

5

Thornburg Core Growth Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Core Growth Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Fund commenced operations on December 27, 2000. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Core Growth Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected for their growth potential.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, (iv) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase but bear both a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, to specific classes including transfer agent fees, government registration fees, certain printing and postage costs, and administration and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options Transactions: The Fund may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount. The writer also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Premiums received/paid from writing/purchasing options are recorded as liabilities/assets on the Statement of Assets and Liabilities, and are subsequently adjusted to current values. The difference between the current value of an option and the premium received/paid is treated as an unrealized gain or loss.

When a purchased option expires on its stipulated expiration date or when a closing transaction is entered into, the premium paid on the purchase of the option is treated by the Fund as a realized loss. When a written option expires on its stipulated expiration date or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (loss if the cost of the closing transaction exceeds the premium received when the option was written).

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

6

Thornburg Core Growth Fund

Notes to financial statements, continued

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. For the period ended March 31, 2004, the Advisor voluntarily waived investment advisory fees of $13,125. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $1,384 for Class A shares, $5,227 for Class C shares, $16,457 for Class I shares, and $9,190 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned commissions aggregating $35,355 from the sale of Class A shares of the Fund and collected contingent deferred sales charges aggregating $2,136 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class C and Class R-1 shares, under which the Fund compensates the Distributor for services in promoting the sale of Class C and Class R-1 shares of the Fund at an annual rate of up to ..75 of 1% of the average daily net assets attributable to Class C and Class R-1 shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004, the fees paid indirectly were $4,126.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

At March 31, 2004, 16.1% of the Fund’s shares were owned by the Advisor and other affiliates of the Fund.

7

Thornburg Core Growth Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 and Class I shares commenced July 1, 2003 and November 1, 2003, respectively. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,932,054	$ 21,136,103	3,221,438	$ 29,901,018
Shares repurchased**	(1,648,583)	(17,943,790)	(517,802)	(4,270,244)

Net Increase (Decrease)	283,471	$ 3,192,313	2,703,636	$ 25,630,774

**The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $29,916 and $14,808, respectively, were netted in the amount reported for shares repurchased

Class C Shares
Shares sold	572,031	$ 6,090,948	596,335	$ 5,369,114
Shares repurchased	(85,042)	(903,430)	(167,711)	(1,262,235)

Net Increase (Decrease)	486,989	$ 5,187,518	428,624	$ 4,106,879

Class I Shares
Shares sold	1,579,541	$ 17,382,156	--	$ --
Shares repurchased **	(6,590)	(73,516)	--	--

Net Increase (Decrease)	1,572,951	$ 17,308,640	--	$ --

**The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $86 was netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	--	$ --	8	$ 75
Shares repurchased	(2)	(25)	--	--

Net Increase (Decrease)	(2)	$ (25)	8	$ 75

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities (excluding short-term investments) of $58,010,442 and $32,580,870, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 66,342,491
Gross unrealized appreciation on a tax basis	$ 9,822,920
Gross unrealized depreciation on a tax basis	(2,159,317)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 7,663,603

At March 31, 2004, the Fund has deferred currency losses occurring subsequent to October 31, 2002 of $2,036. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

At March 31, 2004, the Fund had tax basis capital losses of $2,280,382, which may be carried over to offset future capital gains. Such losses expire September 30, 2010.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions, index options, and losses realized subsequent to October 31 on the sale of foreign currencies.

8

March 31, 2004

Financial highlights
Thornburg Core Growth Fund
	Six Months Ended March 31,	Year Ended	September 30,	Period Ended September 30,
	2004	2003	2002	2001(c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 10.11	$ 6.45	$ 7.80	$ 11.94

Income from investment operations:
Net investment income	(0.08)	(0.13)	(0.12)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.96	3.77	(1.23)	(4.06)

Total from investment operations	0.88	3.64	(1.35)	(4.14)
Redemption fees added to paid in capital	--	0.02	--	--

Change in net asset value	0.88	3.66	(1.35)	(4.14)
Net asset value, end of period	$ 10.99	$ 10.11	$ 6.45	$ 7.80

Total return (a)	8.70%	56.74%	(17.31)%	(34.67)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(1.39)%(b)	(1.43)%	(1.44)%	(1.02)%
(b)
Expenses, after expense reductions	1.61%(b)	1.65%	1.64%	1.71%(b)
Expenses, after expense reductions
and net of custody credits	1.59%(b)	1.63%	1.63%	--
Expenses, before expense reductions	1.66%(b)	2.03%	2.39%	2.80%(b)
Portfolio turnover rate	54.96%	102.91%	212.17%	126.15%
Net assets at end of period (000)	$ 42,508	$ 36,247	5,685	6,337

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.

9

Financial highlights, continued
Thornburg Core Growth Fund
	Six Months Ended March 31,	Year Ended	September 30,	Period Ended September 30,
	2004	2003	2002	2001(c)
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 9.85	$ 6.38	$ 7.76	$ 11.94

Income from investment operations:
Net investment income	(0.12)	(0.18)	(0.18)	(0.13)
Net realized and unrealized
gain (loss) on investments	0.94	3.65	(1.20)	(4.05)

Total from investment operations	0.82	3.47	(1.38)	(4.18)

Change in net asset value	0.82	3.47	(1.38)	(4.18)
Net asset value, end of period	$ 10.67	$ 9.85	$ 6.38	$ 7.76

Total return (a)	8.32%	54.39%	(17.78)%	(35.01)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(2.18)%(b)	(2.19)%	(2.19)%	(1.78)%
(b)
Expenses, after expense reductions	2.39%(b)	2.40%	2.39%	2.49%(b)
Expenses, after expense reductions
and net of custody credits	2.38%(b)	2.38%	2.38%	--
Expenses, before expense reductions	2.53%(b)	3.35%	3.45%	4.43%(b)
Portfolio turnover rate	54.96%	102.91%	212.17%	126.15%
Net assets at end of period (000)	$ 12,931	7,146	1,892	2,216

(a) Total return is not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.

10

Financial highlights, continued
Thornburg Core Growth Fund
Period Ended March 31,
2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 10.87

Income from investment operations:
Net investment income	(0.04)
Net realized and unrealized
gain (loss) on investments	0.19

Total from investment operations	0.15

Change in net asset value	0.15
Net asset value, end of period	$ 11.02

Total return (a)	9.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(0.79)%(b)
Expenses, after expense reductions	1.00% (b)
Expenses, after expense reductions
and net of custody credits	0.99% (b)
Expenses, before expense reductions	1.33% (b)
Portfolio turnover rate	54.96%
Net assets at end of period (000)	$ 17,330

(a) Total return is not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.

11

Financial highlights, continued
Thornburg Core Growth Fund
	Six Months Ended March 31,	Period Ended September 30,
	2004	2003(c)
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 10.11	$ 9.59

Income from investment operations:
Net investment income	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.96	0.55

Total from investment operations	0.89	0.52

Change in net asset value	0.89	0.52
Net asset value, end of period	$ 11.00	$ 10.11

Total return (a)	8.80%	5.42%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(1.29)%(b)	(1.06)%(b)
Expenses, after expense reductions	1.48%(b)	1.65%(b)
Expenses, after expense reductions
and net of custody credits	1.48%(b)	1.65%(b)
Expenses, before expense reductions	29,009.85%(b)*	22,219.77%(b)*
Portfolio turnover rate	54.96%	102.91%
Net assets at end of period (000)	$ - (d)	$ - (d)

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class R-1 Shares was July 1, 2003.
(d) Net assets at end of year were less than $1,000.
* Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+ Based on weighted average shares outstanding.

12

Schedule of investments
Thornburg Core Growth Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475, CLASS R-1 - 885-215-517 NASDAQ SYMBOLS: CLASS A - THCGX , CLASS C - TCGCX, CLASS I - THIGX, CLASS R-1 THCRX
	Shares	Value
COMMON STOCKS - 97.30%
AUTOMOBILES & COMPONENTS (3.10%)
Hero Honda Motors Ltd.	199,800	$2,260,482
CONSUMER DURABLES & APPAREL (3.60%)
Carter's Inc. +	55,055	1,574,022
Tempur-Pedic International Inc. +	71,975	1,125,689
DIVERSIFIED FINANCIALS (8.10%)
Affiliated Managers Group Inc. +	25,095	1,369,685
Capital One Financial Corp.	42,870	3,233,684
E-Trade Financial Corp. +	101,665	1,357,228
ENERGY (5.10%)
Apache Corp.	47,820	2,064,389
Evergreen Resources +	50,260	1,726,431
HEALTHCARE EQUIPMENT & SERVICES (19.60%)
Anthem Inc. +	27,700	2,510,728
Boston Scientific Corp. +	79,400	3,364,972
Caremark Rx Inc. +	53,400	1,775,550
eResearch Technology Inc. +	64,895	1,820,305
Guidant Corp.	39,870	2,526,562
UnitedHealth Group Inc.	38,600	2,487,384
INSURANCE (3.10%)
Platinum Underwriters Holdings	71,830	2,302,152
MEDIA (5.80%)
Comcast Corp. +	80,100	2,233,188
The Directv Group Inc. +	132,688	2,040,741
PHARMACEUTICALS & BIOTECHNOLOGY (5.70%)
Amgen Inc. +	37,600	2,187,192
Gilead Sciences Inc. +	36,750	2,049,547
RETAILING (5.20%)
GameStop Corp. +	94,850	1,709,197
InterActiveCorp +	67,700	2,138,643
SEMICONDUCTOR EQUIPMENT (2.40%)
August Technology Corp. +	14,500	217,500
Novellus Systems Inc. +	49,350	1,568,837
SOFTWARE & SERVICES (4.00%)
Amdocs Ltd +	50,100	1,392,279
Open Solutions Inc. +	71,400	1,576,512
TECHNOLOGY - HARDWARE & EQUIPMENT (19.00%)
ASE Test Ltd +	155,800	1,713,800
Atheros Communications Inc. +	103,500	1,770,885
Dell Inc. +	67,800	2,279,436
Ditech Communications Corp. +	87,000	1,450,290
Nam Tai Electronics	48,800	$1,240,008
Samsung Electronics Co. Ltd.	5,500	2,744,123
Semiconductor Mfg. Intl. Corp. +	87,045	1,314,380
Silicon Laboratories Inc. +	30,175	1,595,654
TELECOMMUNICATION SERVICES (10.40%)
Mobile Telesystems	12,800	1,683,200
Netease.com Inc. +	26,000	1,294,540
Nextel Communications Inc. +	105,400	2,606,542
NII Holdings Inc. +	59,430	2,081,833
TRANSPORTATION (2.20%)
JetBlue Airways Corp. +	64,000	1,618,560

TOTAL COMMON STOCKS (Cost $64,396,632)	--	72,006,150

SHORT TERM INVESTMENTS - 2.70%
American General Finance Corp., 1.03% due 4/2/2004	2,000,000	1,999,943

TOTAL SHORT TERM INVESTMENTS (Cost $1,999,943)	--	1,999,943

TOTAL INVESTMENTS (100%) (Cost $66,396,575)	--	$74,006,093

+Non-income producing
See notes to financial statements

14

Thornburg Core Growth Fund

March 31, 2004

Index Comparison

Compares performance of Thornburg Core Growth Fund and the NASDAQ Composite Index for the period December 31, 2000 to March 31, 2004. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Core Growth Fund Class A Total Returns, Since December 31, 2000, versus the NASDAQ Composite Index

Average Annual Total Returns (periods ending 3/31/04, at max. offering price)

A Shares

1 Year:	44.61%
3 Years:	4.47%
From Inception (12/27/00):	(3	.87)%

Thornburg Core Growth Fund Class C Total Returns, Since December 31, 2000, versus the NASDAQ Composite Index

Average Annual Total Returns(periods ending 3/31/04)

C Shares
1 Year:	49.07%
3 Years:	5.07%
From Inception (12/27/00):	(3	.39)%

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The NASDAQ Composite Index is a market value-weighted, technology-oriented index comprised of approximately 5,000 domestic and non-US-based securities. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the portfolio share price is expected to be more volatile than that of a U.S. only portfolio.

15

Thornburg Core Growth Fund

Portfolio Proxy Voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

16

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Core Growth Fund - I Shares

Semi-Annual Report March 31, 2004

Thornburg Core Growth Fund

Letter to shareholders

Dear Fellow Shareholder:

The Thornburg Core Growth Fund generated solid results in the first quarter of this year. We outperformed each of our target benchmarks: the Nasdaq Composite Index and the Russell 1000 Growth Index. Unfortunately, we underperformed our peer group, the Lipper Multi-Cap Growth Fund Universe. Since the fund started in late 2000, we have had consistent success relative to the benchmarks and our peer group. In March, the Fund was recognized by Lipper for its ability to generate attractive, consistent, risk-adjusted returns compared to its peer group.

		Total return performance as of 3/31/04 I Shares
	Qtr Ended 3/31/04	1 Year	3 Years	Since Inception
Net Asset Value	0.82%	N/A	N/A	1.38%
Maximum Offering Price	0.82%	N/A	N/A	1.38%

Total returns for periods greater than one year are annualized averages. Inception of Class I shares: 11/01/03 There is no up front sales charge for this class of shares. Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund's investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, or for information and commentary on Fund holdings, including links to each company's home page, visit www.thornburg.com.

Financials and foreign stocks were strong contributors to performance in the first quarter. Affiliated Managers Group (AMG), a long-time holding, continued to benefit from the positive trends in the equity market. Capital One Financial (COF) has done an excellent job of executing on their business model and has benefited recently from improving charge-offs. Another long time holding, Amdocs Ltd (DOX) continues to prosper at the expense of its competition. A similar trend exists at Samsung Electronics Co. (05930 KS), where the company has been successful in taking market share in several markets, most noticeably the cell phone handset market.

Technology was a tough sector for the Fund in the first quarter. Our worst performers—Novellus Systems (NVLS) and ASE Test (ASTSF)—are both involved in the process of semiconductor manufacturing. Novellus manufactures capital equipment and ASE Test performs packaging and testing on an outsourced basis. Concerns over valuation and mixed data points increased the volatility of semiconductor related stocks during the quarter.

During the quarter, we added several new holdings, which include Guidant (GDT), NII Holdings (NIHD), August Technology (AUGT), Hero Honda Motors (HH.IN), Atheros Communications (ATHR), Ditech Communications (DITC), NetEase.com (NTES), and Semiconductor Manufacturing International (SMI) to the portfolio. Since our investment process is research- intensive, we continue to stay abreast of developments in companies that we have owned in the past but have sold due to valuation or other concerns that may have now been remedied. In the first quarter, we purchased three previously owned stocks: Amgen (AMGN), Silicon Laboratories (SLAB), and eResearch Technology (ERES). Sales during the quarter included Circuit City Stores (CC), Clear Channel Communications (CCU), Integrated Circuit Systems (ICST), Johnson & Johnson (JNJ), Lexar Media (LEXR), Quiksilver (ZQK), Ross

1

Thornburg Core Growth Fund

Letter to shareholders, continued

Top Industries 3/31/04
Health Care Equip. & Services	19.6%
Technology Hardware & Equip	19.0%
Telecom Services	10.4%
Diversified Financials	8.1%
Media	5.8%
12/31/03
Technology Hardware & Equip	23.5%
Healthcare Equip. & Services	15.8%
Retailing	13.9%
Diversified Financials	10.0%
Media	8.2%

Stores (ROST), LeapFrog (LF), Microsoft (MSFT), and UT Starcom (UTSI). Two positions purchased and then subsequently sold were Ceradyne (CRON) and Siebel Systems (SEBL).

Amdocs Ltd. has been a long-term success story for the Fund. The Fund owned this stock near inception, but sold the stock when it hit its target price. Amdocs was repurchased initially in November of 2002 (there have been subsequent purchases as the fund has grown to maintain our target exposure). Five quarters ago, Amdocs Ltd. was selling at around 12 times cash flow, which appeared to be an excellent valuation for a company that was widely considered to be the market leader in selling billing and customer care software to leading telecommunications service providers. At the time of purchase, revenues were declining slightly, but they are now growing modestly. Billing applications are critical to phone companies--if these companies cannot produce a timely and accurate bill, their business is in jeopardy. Our research did not indicate when phone companies would again invest in this critical area, but it did support the thesis that, at some point, spending increases would again be the norm. Fortunately, both the value of the Amdocs Ltd. franchise and the necessity of their products have been more clearly recognized over the past year.

The Thornburg Core Growth Fund rose 0.82% in the first quarter, and increased 1.38% since the inception date of November 1, 2003. This compares with a 0.35% first-quarter decline in the Nasdaq Composite, and a 1.5% rise over the period since inception of the I shares. The Russell 1000 Growth rose 0.54% in the first quarter and was up 4.0% since inception of the I shares.

Initial public offerings contributed 0.02% of total return to the Fund during the first quarter. As of the end of the quarter, no shares received on their initial offering during the first quarter had been sold. The effects of offerings in prior periods are disclosed in prior quarterly reports.

Our motto is Core Strategies for Serious Investors. We believe the Thornburg Core Growth Fund continues to fulfill its mandate as a growth oriented investment vehicle that can form part of the nucleus of an asset allocation strategy. Our focus is on maximizing long term after-tax returns while controlling risk. We encourage you to learn more about your portfolio. You can read more about the investments in your Fund by going to www.thornburg.com/funds. Thank you for investing in the Thornburg Core Growth Fund.

Regards,

Alexander M.V. Motola, CFA
Portfolio Manager

The NASDAQ Composite Index is a market value-weighted, technology-oriented index comprised of approximately 5,000 domestic and non-US-based securities. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

      New Holdings during the Quarter

Hero Honda Motors Ltd.	Atheros Communications Inc.
eResearch Technology Inc.	Ditech Communications Corp.
Guidant Corp.	Semiconductor Mfg. Intl. Corp.
Directv Group Inc.	Silicon Laboratories Inc.
August Technology Corp.	NetEase.com Inc.
Amgen Inc.	NII Holdings Inc.

As of 3/31/04

2

Statement of assets and liabilities
Thornburg Core Growth Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $66,396,575)	$ 74,006,093
Cash	110,127
Cash denominated in foreign currency (cost $19,169)	20,030
Receivable for fund shares sold	345,279
Dividends receivable	7,014
Prepaid expenses and other assets	27,929

Total Assets	74,516,472

LIABILITIES
Payable for securities purchased	1,609,274
Payable for fund shares redeemed	46,250
Payable to investment advisor (Note 3)	52,271
Deferred tax payable	8,849
Accounts payable and accrued expenses	30,805

Total Liabilities	1,747,449

NET ASSETS	$ 72,769,023

NET ASSETS CONSIST OF:
Undistributed net investment gain (loss)	$ (431,250)
Net unrealized appreciation (depreciation) on investments	7,601,530
Accumulated net realized gain (loss)	(2,301,290)
Net capital paid in on shares of beneficial interest	67,900,033

$ 72,769,023

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($42,507,763 applicable to 3,867,974 shares of beneficial
interest outstanding - Note 4)	$ 10.99
Maximum sales charge, 4.50% of offering price	0.52

Maximum Offering Price Per Share	$ 11.51

Class C Shares:
Net asset value and offering price per share *
($12,931,112 applicable to 1,212,375 shares of beneficial
interest outstanding - Note 4)	$ 10.67

Class I Shares:
Net asset value, offering and redemption price per share
($17,330,086 applicable to 1,572,951 shares of beneficial
interest outstanding - Note 4)	$ 11.02

Class R-1 Shares:
Net asset value, offering and redemption price per share
($62 applicable to 6 shares of beneficial
interest outstanding - Note 4)	$ 11.00

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

3

Statement of Operations
Thornburg Core Growth Fund	Six Months Ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $3,768)	$ 57,465
Interest income	3,753

Total Income	61,218

EXPENSES
Investment advisory fees (Note 3)	265,321
Administration fees (Note 3)
Class A Shares	24,183
Class C Shares	6,582
Class I Shares	2,855
Distribution and service fees (Note 3)
Class A Shares	49,134
Class C Shares	53,592
Transfer agent fees
Class A Shares	40,490
Class C Shares	13,998
Class I Shares	7,193
Class R-1 Shares	1,396
Registration & filing fees
Class A Shares	5,759
Class C Shares	4,452
Class I Shares	6,408
Class R-1 Shares	7,794
Custodian fees (Note 3)	23,786
Professional fees	6,950
Accounting fees	700
Trustee fees	792
Other expenses	18,556

Total Expenses	539,941
Less:
Expenses reimbursed by investment advisor (Note 3)	(32,258)
Management fees waived by investment advisor (Note 3)	(13,125)
Expenses paid indirectly (Note 3)	(4,126)

Net Expenses	490,432

Net Investment Income (Loss)	(429,214)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(79,513)
Foreign currency transactions	4,521

(74,992)
Net change in unrealized appreciation (depreciation) on:
Investments	4,210,877
Foreign currency translation	861

4,211,738
Net Realized and Unrealized
Gain (Loss) on Investments	4,136,746

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 3,707,532

See notes to financial statements

4

Statements of Changes in net assets
Thornburg Core Growth Fund
	Six Months Ended March 31, 2004	Year Ended September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment gain (loss)	$ (429,214)	$ (256,573)
Net realized gain (loss) on investments and
foreign currency transactions	(74,992)	2,052,999
Increase (Decrease) in unrealized appreciation on investments
and foreign currency translations	4,211,738	4,261,917

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,707,532	6,058,343
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	3,192,313	25,630,774
Class C Shares	5,187,518	4,106,879
Class I Shares	17,308,640	0
Class R-1 Shares	(25)	75

Net Increase (Decrease) in Net Assets	29,395,978	35,796,071
NET ASSETS:
Beginning of period	43,373,045	7,576,974

End of period	$ 72,769,023	$ 43,373,045

See notes to financial statements

5

Thornburg Core Growth Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Core Growth Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Fund commenced operations on December 27, 2000. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Core Growth Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected for their growth potential.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class C, Institutional Class (Class I), and Retirement Class (Class R-1) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, (iv) Class R-1 shares are sold at net asset value without a sales charge at the time of purchase but bear both a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, to specific classes including transfer agent fees, government registration fees, certain printing and postage costs, and administration and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options Transactions: The Fund may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount. The writer also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Premiums received/paid from writing/purchasing options are recorded as liabilities/assets on the Statement of Assets and Liabilities, and are subsequently adjusted to current values. The difference between the current value of an option and the premium received/paid is treated as an unrealized gain or loss.

When a purchased option expires on its stipulated expiration date or when a closing transaction is entered into, the premium paid on the purchase of the option is treated by the Fund as a realized loss. When a written option expires on its stipulated expiration date or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (loss if the cost of the closing transaction exceeds the premium received when the option was written).

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

6

Thornburg Core Growth Fund

Notes to financial statements, continued

March 31, 2004

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. For the period ended March 31, 2004, the Advisor voluntarily waived investment advisory fees of $13,125. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $1,384 for Class A shares, $5,227 for Class C shares, $16,457 for Class I shares, and $9,190 for Class R-1 shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned commissions aggregating $35,355 from the sale of Class A shares of the Fund and collected contingent deferred sales charges aggregating $2,136 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class C and Class R-1 shares, under which the Fund compensates the Distributor for services in promoting the sale of Class C and Class R-1 shares of the Fund at an annual rate of up to ..75 of 1% of the average daily net assets attributable to Class C and Class R-1 shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans are set forth in the Statement of Operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the period ended March 31, 2004, the fees paid indirectly were $4,126.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

At March 31, 2004, 16.1% of the Fund’s shares were owned by the Advisor and other affiliates of the Fund.

7

Thornburg Core Growth Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class R-1 and Class I shares commenced July 1, 2003 and November 1, 2003, respectively. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	1,932,054	$ 21,136,103	3,221,438	$ 29,901,018
Shares repurchased**	(1,648,583)	(17,943,790)	(517,802)	(4,270,244)

Net Increase (Decrease)	283,471	$ 3,192,313	2,703,636	$ 25,630,774

**The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the year ended September 30, 2003 and period ended March 31, 2004, $29,916 and $14,808, respectively, were netted in the amount reported for shares repurchased

Class C Shares
Shares sold	572,031	$ 6,090,948	596,335	$ 5,369,114
Shares repurchased	(85,042)	(903,430)	(167,711)	(1,262,235)

Net Increase (Decrease)	486,989	$ 5,187,518	428,624	$ 4,106,879

Class I Shares
Shares sold	1,579,541	$ 17,382,156	--	$ --
Shares repurchased **	(6,590)	(73,516)	--	--

Net Increase (Decrease)	1,572,951	$ 17,308,640	--	$ --

**The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $86 was netted in the amount reported for shares repurchased

Class R-1 Shares
Shares sold	--	$ --	8	$ 75
Shares repurchased	(2)	(25)	--	--

Net Increase (Decrease)	(2)	$ (25)	8	$ 75

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities (excluding short-term investments) of $58,010,442 and $32,580,870, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 66,342,491
Gross unrealized appreciation on a tax basis	$ 9,822,920
Gross unrealized depreciation on a tax basis	(2,159,317)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 7,663,603

At March 31, 2004, the Fund has deferred currency losses occurring subsequent to October 31, 2002 of $2,036. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

At March 31, 2004, the Fund had tax basis capital losses of $2,280,382, which may be carried over to offset future capital gains. Such losses expire September 30, 2010.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gains distributions may be reduced to the extent provided by regulations.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions, index options, and losses realized subsequent to October 31 on the sale of foreign currencies.

8

March 31, 2004

Financial highlights
Thornburg Core Growth Fund
	Six Months Ended March 31,	Year Ended	September 30,	Period Ended September 30,
	2004	2003	2002	2001(c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 10.11	$ 6.45	$ 7.80	$ 11.94

Income from investment operations:
Net investment income	(0.08)	(0.13)	(0.12)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.96	3.77	(1.23)	(4.06)

Total from investment operations	0.88	3.64	(1.35)	(4.14)
Redemption fees added to paid in capital	--	0.02	--	--

Change in net asset value	0.88	3.66	(1.35)	(4.14)
Net asset value, end of period	$ 10.99	$ 10.11	$ 6.45	$ 7.80

Total return (a)	8.70%	56.74%	(17.31)%	(34.67)%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(1.39)%(b)	(1.43)%	(1.44)%	(1.02)%
(b)
Expenses, after expense reductions	1.61%(b)	1.65%	1.64%	1.71%(b)
Expenses, after expense reductions
and net of custody credits	1.59%(b)	1.63%	1.63%	--
Expenses, before expense reductions	1.66%(b)	2.03%	2.39%	2.80%(b)
Portfolio turnover rate	54.96%	102.91%	212.17%	126.15%
Net assets at end of period (000)	$ 42,508	$ 36,247	5,685	6,337

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.

9

Financial highlights, Continued
Thornburg Core Growth Fund
Period Ended March 31,
2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 10.87

Income from investment operations:
Net investment income	(0.04)
Net realized and unrealized
gain (loss) on investments	0.19

Total from investment operations	0.15

Change in net asset value	0.15
Net asset value, end of period	$ 11.02

Total return (a)	9.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	(0.79)%(b)
Expenses, after expense reductions	1.00% (b)
Expenses, after expense reductions
and net of custody credits	0.99% (b)
Expenses, before expense reductions	1.33% (b)
Portfolio turnover rate	54.96%
Net assets at end of period (000)	$ 17,330

(a) Total return is not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.

10

Schedule of investments
Thornburg Core Growth Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475, CLASS R-1 - 885-215-517 NASDAQ SYMBOLS: CLASS A - THCGX , CLASS C - TCGCX, CLASS I - THIGX, CLASS R-1 THCRX
	Shares	Value
COMMON STOCKS - 97.30%
AUTOMOBILES & COMPONENTS (3.10%)
Hero Honda Motors Ltd.	199,800	$2,260,482
CONSUMER DURABLES & APPAREL (3.60%)
Carter's Inc. +	55,055	1,574,022
Tempur-Pedic International Inc. +	71,975	1,125,689
DIVERSIFIED FINANCIALS (8.10%)
Affiliated Managers Group Inc. +	25,095	1,369,685
Capital One Financial Corp.	42,870	3,233,684
E-Trade Financial Corp. +	101,665	1,357,228
ENERGY (5.10%)
Apache Corp.	47,820	2,064,389
Evergreen Resources +	50,260	1,726,431
HEALTHCARE EQUIPMENT & SERVICES (19.60%)
Anthem Inc. +	27,700	2,510,728
Boston Scientific Corp. +	79,400	3,364,972
Caremark Rx Inc. +	53,400	1,775,550
eResearch Technology Inc. +	64,895	1,820,305
Guidant Corp.	39,870	2,526,562
UnitedHealth Group Inc.	38,600	2,487,384
INSURANCE (3.10%)
Platinum Underwriters Holdings	71,830	2,302,152
MEDIA (5.80%)
Comcast Corp. +	80,100	2,233,188
The Directv Group Inc. +	132,688	2,040,741
PHARMACEUTICALS & BIOTECHNOLOGY (5.70%)
Amgen Inc. +	37,600	2,187,192
Gilead Sciences Inc. +	36,750	2,049,547
RETAILING (5.20%)
GameStop Corp. +	94,850	1,709,197
InterActiveCorp +	67,700	2,138,643
SEMICONDUCTOR EQUIPMENT (2.40%)
August Technology Corp. +	14,500	217,500
Novellus Systems Inc. +	49,350	1,568,837
SOFTWARE & SERVICES (4.00%)
Amdocs Ltd +	50,100	1,392,279
Open Solutions Inc. +	71,400	1,576,512
TECHNOLOGY - HARDWARE & EQUIPMENT (19.00%)
ASE Test Ltd +	155,800	1,713,800
Atheros Communications Inc. +	103,500	1,770,885
Dell Inc. +	67,800	2,279,436
Ditech Communications Corp. +	87,000	1,450,290
Nam Tai Electronics	48,800	$1,240,008
Samsung Electronics Co. Ltd.	5,500	2,744,123
Semiconductor Mfg. Intl. Corp. +	87,045	1,314,380
Silicon Laboratories Inc. +	30,175	1,595,654
TELECOMMUNICATION SERVICES (10.40%)
Mobile Telesystems	12,800	1,683,200
Netease.com Inc. +	26,000	1,294,540
Nextel Communications Inc. +	105,400	2,606,542
NII Holdings Inc. +	59,430	2,081,833
TRANSPORTATION (2.20%)
JetBlue Airways Corp. +	64,000	1,618,560

TOTAL COMMON STOCKS (Cost $64,396,632)	--	72,006,150

SHORT TERM INVESTMENTS - 2.70%
American General Finance Corp., 1.03% due 4/2/2004	2,000,000	1,999,943

TOTAL SHORT TERM INVESTMENTS (Cost $1,999,943)	--	1,999,943

TOTAL INVESTMENTS (100%) (Cost $66,396,575)	--	$74,006,093

+Non-income producing
See notes to financial statements

12

Thornburg Core Growth Fund

Portfolio proxy Voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

13

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Investment Income Builder Fund

semi-Annual Report March 31, 2004

Thornburg Investment Income Builder Fund

Letter to shareholders

April 13, 2004

Dear Fellow Shareholder:

Recall that the objective of the Thornburg Investment Income Builder Fund is to pay attractive, growing dividends to shareholders. As a byproduct of achieving this, we also aim to generate capital appreciation of the share price over time. Following are the quarterly dividends paid by your Fund in the last five quarters:

	2003	2003	2003	2003	2004
	March Qtr.	June Qtr.	Sept. Qtr.	Dec. Qtr.	March Qtr.
A Shares	9.2	11.2	12.4	17.5	10.2
C Shares	8.3	9.5	10.4	15.9	8.4

The net asset values of the A and C shares ended the fiscal period at $15.62 and $15.63, having increased by 43 and 42 cents, respectively, since December 31, 2003. It’s a challenging objective, but we will attempt to improve on the calendar 2003 dividend in 2004. The numbers above make clear that each sequential quarter’s dividend will not increase over the prior quarter. There is seasonality in the flow of dividends, particularly outside the USA. Nevertheless, the progress of the March 2004 dividend against the prior year’s level is a good start toward our objective.

On March 31, 2004, your Fund had 51 equity holdings, comprising 85% of Fund assets. Your Fund also owned 28 different bonds and short-term investments.

We were busy last quarter meeting with a variety of company managements worldwide. As a general rule, order books are improving. Against this general backdrop of heightened activity, not all business managers are smiling. Why? Not all companies can pass along increases in input costs. Input costs have been rising for firms that make intensive use of the most basic materials. Component suppliers, in particular, are challenged to pass these higher costs along.

In your Thornburg Investment Income Builder Portfolio, this challenge is reflected in the negative year-to-date price performance of PPG Industries (PPG) (chemical ingredients) and Sindo Ricoh (029530 KS) (copiers and printers, including much private label production). One may not think of banks as users of “basic materials,” but their input, money, is quite basic. While the cost of money is low these days, U.S. and U.K. investors are worried that it will soon be rising. We believe the ability of various banks to benefit or be hurt by this is quite varied. (Some banks always pay a market price for money, some get it for below market prices. Some lend at market, some below). We have invested, and will likely continue to invest, a significant percentage of this portfolio in banks and financial services firms. We will try to orient our investments toward those that buy money below market, sell money at market, and can benefit from rising interest rates. The return performance of our banking & financial holdings was mixed during the first quarter, with Lincoln National (LNC) and Citigroup (C)among the best in the Fund, while our non-U.S. banks lagged.

Your portfolio had input cost winners, too. The oil company holdings in the Fund—Ente Nazionale Idrocarburi (ENI), Petrobras (PBR), BP Plc. (BP), and Occidental Petroleum (OXY)—performed well in the first quarter. Petrochina (PTR.N) performed so well relative to other oil and gas companies that we sold it early in the quarter. We are a bit nervous about the 11% weighting of the energy holdings in your Investment Income Builder portfolio. We do take com

Exposure at
Industry Grouping	March 31, 2004
Banks	11.2%
Energy	11.0%
Diversified Financials	10.7%
Telecommunication Services	8.8%
Food Beverage & Tobacco	6.4%
Other Key Summary Statistics
Bonds and Cash	15%
Domestic Equity	37%
Foreign Equity	48%

Percentages and holdings can and do vary over time.

1

Thornburg Investment Income Builder Fund

Letter to shareholders

fort in the fact that senior oil company executives have told us that their assumed oil price when evaluating projects remains in the $16–$20 per barrel range (around 50% of today’s price). This indicates that over- investment in the global oil patch, unlike in so many industries in today’s liquidity-rich world, is not yet present. As owners, we are comforted by that and by the growing energy demand of India, China, and other energy-poor economies that have grown rapidly in recent years. Your portfolio’s collection of telephony service providers—Hungary’s Matav (MATAV HB), Italy’s Telecom Italia Mobile (TIM IM), Portugal Telecom (PT), and Alltel (AT)—operate largely fixed-cost businesses. The fixed assets they need are largely in place, for the time being. These businesses are generating wonderful cash flows, paying attractive dividends, and all have attractive mobile telephony franchises. We sold shares of lower-yielding Vodaphone (VOD), which played a constructive role in the portfolio while we held it, when we added these higher dividend payers. Business conditions, and first quarter stock price performance of Samsung Electronics (05930 KS), Korea Tobacco & Ginseng (033780 KS), and Independent News & Media (INWS ID), were all good. These firms sell, respectively, semiconductors/digital appliances, tobacco/tea/ginseng, and newspapers/outdoor advertising.

When you put it all together, Thornburg Investment Income Builder Fund had more winners than losers in the first quarter. We shortened the duration of the bond component of your portfolio from around 3.5 years to 2.3 years, and decreased the bond/cash portfolio allocation from 16% to 15% during the quarter. If we see rising yields in the coming months, we are well positioned to increase our bond allocation to take advantage. In the meantime, we can find enough attractive dividend paying stocks to be patient. The Thornburg Investment Income Builder Fund Class A shares rose 3.5% in the first quarter, and increased 37.8% during the past twelve months. This compares with a 2.6% increase in the blended benchmark, and a 19.1% rise over the trailing twelve months.

Your Fund’s investments are reported to you in the latter pages of this report. You can read more about the equity investments in your Fund by going to www.thornburg.com/funds. (If you do not have internet access, please call us at 800-847-0200. We will print and mail you a copy.) You can follow price movements of your shares at www.thornburg.com, under “Daily NAVs”. Your Fund has reached the size at which daily price quotes for the “A” shares are appearing in many newspapers around the country. Thank you for your support, and best wishes.

Sincerely,

Brian McMahon	Brad Kinkelaar	Steven J. Bohlin
President & Chief Investment Officer	Managing Director	Managing Director

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The blended index is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including US government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in US dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

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Thornburg Investment Income Builder Fund

regarding the dividend landscape

The S&P 500 Index Payout Ratio -- A Historical Perspective

The dividend payout ratio is a fraction that expresses dividend payments as a percentage of per-share earnings. By long-term historical standards, the dividend payout ratio of the S&P 500 Index is relatively low at this time.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Corporate Willingness to Pay Dividends is Improving

The Russell 1000 Index includes 1000 public companies that are supposed to be generally representative of corporate America. Between 1980 and 1993, at least 80% of these firms paid some dividend. Between 1994 and 2001, the percentage of Russell 1000 companies paying dividends sunk to just over 50%, indicating investor and management preference for reinvesting retained earnings in growth initiatives. Now the pendulum appears to be swinging back, and the percentage of dividend payers is increasing. Long-term academic studies have shown that subsequent earnings-per-share growth of dividend-paying firms actually exceeds that of non-payers.

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Thornburg Investment Income Builder Fund

Regarding the dividend landscape, continued

March 31, 2004

Rising Dividend Payments Despite Changing Dividend Yields

Over time, the dollar dividend per unit of the S&P 500 Index has increased. Because the price of the index itself has increased even more, the yield on the S&P 500 Index, as a percentage of the current index price, has generally decreased in recent decades. You should note, however, that the yield on the original investment made at a fixed point in time (say, 1970 or 1989) has increased, even without reinvestment of dividends.

A Truly Diversified Dividend-Paying PortfolioMust
Look Beyond the Obvious High Yield Stocks!

In the (large cap) Russell 1000 Index, 81% of the top 100 dividend payers are either real estate investment trusts (REITs) or utilities. In the (small cap) Russell 2000 Index, 87% of the top 100 dividend-yielding stocks are either REITs or utilities. In order to construct a diversified portfolio of attractive yielding stocks, one must beyond these two sectors. We do!

The Top 100 Dividend Yields
	Russell 1000 Index	Russell 2000 Index
REITs	47%	78%
Utilities	34%	9%
Banks	6%	2%
Other Financials	2%	1%
Cons. Staples	5%	3%
Telecom	3%	0%
Materials	2%	2%
Health Care	1%	0%
Consumer Discretionary	0%	4%
Industrials	0%	1%
Energy	0%	0%
Technology	0%	0%

Source: Bloomberg (Numbers may not add to 100% due to rounding.)

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

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Thornburg Investment Income Builder Fund

regarding the dividend landscape, continued

March 31, 2004

Global Diversification Can Improve the Portfolio Yield

Since firms outside the U.S. tend to pay higher dividends than U.S. firms, particularly outside the REIT and utility sectors, we diversify the Thornburg Investment Income Builder portfolio into some foreign dividend-paying stocks to take advantage of these opportunities.

Corporate Willingness to Pay Dividends May Come from Unlikely Sources

Since the passage of the 2003 tax bill, which lowered maximum tax rates on dividends to 15%, Citigroup and several other leading U.S. firms have redirected funds previously allocated to share buybacks to increased dividend payments. This graph shows the potential for dividend increases, by S&P sector, if all funds used to repurchase shares were to be redirected to dividend payments. We do not expect this outcome, but we are seeing movement in this direction.

5

Statement of assets and liabilities
Thornburg Investment Income Builder Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $270,006,418)	$286,166,386
Cash	330,197
Cash denominated in foreign currency (cost $1,189,424)	1,234,066
Receivable for fund shares sold	2,749,239
Unrealized gain (loss) on forward exchange contracts (Note 6)	36,438
Dividends receivable	3,644,420
Interest receivable	403,960
Prepaid expenses and other assets	65,505

Total Assets	294,630,211

LIABILITIES
Payable for securities purchased	12,162,842
Payable for fund shares redeemed	97,805
Payable to investment advisor (Note 3)	194,352
Accounts payable and accrued expenses	553,642
Dividends payable	1,412,338

Total Liabilities	14,420,979

NET ASSETS	$280,209,232

NET ASSETS CONSIST OF:
Undistributed net investment income	$ 2,144,853
Net unrealized appreciation (depreciation) on investments	16,211,438
Accumulated net realized gain (loss)	5,139,403
Net capital paid in on shares of beneficial interest	256,713,538

$280,209,232

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($163,271,671 applicable to 10,455,836 shares of beneficial
interest outstanding - Note 4)	$ 15.62
Maximum sales charge, 4.50% of offering price	0.74

Maximum Offering Price Per Share	$ 16.36

Class C Shares:
Net asset value and offering price per share *
($98,969,828 applicable to 6,330,504 shares of beneficial
interest outstanding - Note 4)	$ 15.63

Class I Shares:
Net asset value, offering and redemption price per share
($17,967,733 applicable to 1,149,755 shares of beneficial
interest outstanding - Note 4)	$ 15.63

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

6

Statement of Operations
Thornburg Investment Income Builder Fund	Six months ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $511,672)	$ 5,402,281
Interest income (net of premium amortized of $61,187)	824,400

Total Income	6,226,681

EXPENSES
Investment advisory fees (Note 3)	818,859
Administration fees (Note 3)
Class A Shares	70,237
Class C Shares	40,240
Class I Shares	2,559
Distribution and service fees (Note 3)
Class A Shares	143,115
Class C Shares	327,678
Transfer agent fees
Class A Shares	53,860
Class C Shares	32,890
Class I Shares	5,912
Registration & filing fees
Class A Shares	5,856
Class C Shares	4,529
Class I Shares	6,408
Custodian fees (Note 3)	54,515
Professional fees	12,247
Accounting fees	2,257
Trustee fees	1,760
Other expenses	24,626

Total Expenses	1,607,548
Less:
Expenses reimbursed by investment advisor (Note 3)	(119,820)
Fees paid indirectly (Note 3)	(5,425)

Net Expenses	1,482,303

Net Investment Income	4,744,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,444,223
Foreign currency transactions	(176,369)

5,267,854

Net change in unrealized appreciation (depreciation) on:
Investments	12,661,497
Foreign currency translations	46,447

12,707,944
Net Realized and Unrealized
Gain (Loss) on Investments	17,975,798

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 22,720,176

See notes to financial statements

7

Statements of Changes in net assets
Thornburg Investment Income Builder Fund
	Six Months Ended March 31, 2004	For the period from December 24, 2002 (commencement of operations) to September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$ 4,744,378	$ 1,531,993
Net realized gain (loss) on investments and foreign currency
transactions	5,267,854	(150,743)
Increase (Decrease) in unrealized appreciation
on investments and foreign currency translations	12,707,944	3,503,494

Net Increase (Decrease) in Net Assets
Resulting from Operations	22,720,176	4,884,744
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,994,505)	(662,771)
Class C Shares	(989,576)	(266,157)
Class I Shares	(196,217)	0
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	78,091,295	70,256,269
Class C Shares	52,693,164	38,483,680
Class I Shares	17,189,130	0

Net Increase in Net Assets	167,513,467	112,695,765
NET ASSETS:
Beginning of period	112,695,765	0

End of period	$ 280,209,232	$ 112,695,765

See notes to financial statements

8

Thornburg Investment Income Builder Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Investment Income Builder Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Fund commenced operations on December 24, 2002. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg New York Intermediate Municipal Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C, and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, to specific classes including transfer agent fees, government registration fees, certain printing and postage costs, and administration and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

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Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $105,681 for Class C shares and $14,139 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the

Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned commissions aggregating $144,304 from the sale of Class A shares of the Fund and collected contingent deferred sales charges aggregating $6,020 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares, under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the Statement of Operations. For the period ended March 31, 2004, the fees paid indirectly were $5,425.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

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Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class I shares of the Thornburg Investment Income Builder Fund commenced November 01, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		For the Period from December 24, 2002 (commencement of operations) to Sept. 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	5,936,820	$ 89,594,492	5,334,254	$ 70,587,793
Shares issued to shareholders in	57,990	880,886	41,869	568,052
reinvestment of dividends
Shares repurchased**	(845,804)	(12,384,083)	(69,293)	(899,576)

Net Increase (Decrease)	5,149,006	$ 78,091,295	5,306,830	$ 70,256,269

**The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the period ended September 30, 2003 and March 31, 2004, $2,155 and $4,769, respectively, were netted in the amount reported for shares repurchased

Class C Shares
Shares sold	3,532,652	$ 53,801,395	2,880,165	$ 38,582,969
Shares issued to shareholders in	22,889	348,149	12,283	167,691
reinvestment of dividends
Shares repurchased	(97,210)	(1,456,380)	(20,275)	(266,980)

Net Increase (Decrease)	3,458,331	$ 52,693,164	2,872,173	$ 38,483,680

Class I Shares
Shares sold	1,151,368	$ 17,212,429	--	$ --
Shares issued to shareholders in	5,408	82,142	--	--
reinvestment of dividends
Shares repurchased **	(7,021)	(105,441)	--	--

Net Increase (Decrease)	1,149,755	$ 17,189,130	--	$ --

**The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $1,065 was netted in the amount reported for shares repurchased

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities (excluding short-term investments) of $211,600,917 and $63,634,461, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 270,070,497

Gross unrealized appreciation on a tax basis	$ 20,465,122
Gross unrealized depreciation on a tax basis	(4,369,232)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 16,095,890

Distributable earnings-ordinary income	$ 2,167,144

At March 31, 2004, the Fund had deferred tax basis currency and capital losses occurring subsequent to October 31, 2002 of $22,291 and $64,372, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

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Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

NOTE 7 – FINANCIAL INSTRUMENTS WITHOFF-BALANCE
SHEET RISK

During the period ended March 31, 2004, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve market risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

CONTRACTS TO SELL:

15,000,000	Euro Dollar for 18,155,100 USD, September 30, 2004	$(209,029)
8,500,000	Euro Dollar for 10,662,400 USD, August 10, 2004	245,467
	Net unrealized gain (loss) from forward exchange contracts	$ 36,438

12

Financial highlights
Thornburg Investment Income Builder Fund
	Six Months Ended March 31,	Period Ended September 30,
	2004	2003(c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 13.77	$ 11.94

Income from investment operations:
Net investment income	0.38	0.56
Net realized and unrealized
gain (loss) on investments	1.75	1.60

Total from investment operations	2.13	2.16
Less dividends from:
Net investment income	(0.28)	(0.33)

Change in net asset value	1.85	1.83
Net asset value, end of period	$ 15.62	$ 13.77

Total return (a)	15.49%	18.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	5.12% (b)	5.65% (b)
Expenses, after expense reductions	1.46% (b)	1.61% (b)
Expenses, after expense reductions
and net of custody credits	1.46% (b)	1.60% (b)
Expenses, before expense reductions	1.46% (b)	1.74% (b)
Portfolio turnover rate	34.91%	52.10%
Net assets at end of period (000)	$ 163,272	$ 73,083

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.

13

Financial highlights, continued
Thornburg Investment Income Builder Fund
	Six Months Ended March 31,	Period Ended September 30,
	2004	2003(c)
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 13.79	$ 11.94

Income from investment operations:
Net investment income	0.36	0.51
Net realized and unrealized
gain (loss) on investments	1.72	1.62

Total from investment operations	2.08	2.13
Less dividends from:
Net investment income	(0.24)	(0.28)

Change in net asset value	1.84	1.85
Net asset value, end of period	$ 15.63	$ 13.79

Total return (a)	15.15%	18.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	4.78% (b)	5.10% (b)
Expenses, after expense reductions	1.90% (b)	1.91% (b)
Expenses, after expense reductions
and net of custody credits	1.90% (b)	1.90% (b)
Expenses, before expense reductions	2.23% (b)	2.55% (b)
Portfolio turnover rate	34.91%	52.10%
Net assets at end of period (000)	$ 98,970	$ 39,613

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.

14

Financial highlights, continued
Thornburg Investment Income Builder Fund
Period Ended March 31,
2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 14.45

Income from investment operations:
Net investment income	0.39
Net realized and unrealized
gain (loss) on investments	1.05

Total from investment operations	1.44
Less dividends from:
Net investment income	(0.26)

Change in net asset value	1.18
Net asset value, end of period	$ 15.63

Total return (a)	10.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	6.29%(b)
Expenses, after expense reductions	1.00%(b)
Expenses, after expense reductions
and net of custody credits	0.99%(b)
Expenses, before expense reductions	1.27%(b)
Portfolio turnover rate	34.91%
Net assets at end of period (000)	$ 17,968

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.

15

Schedule of investments
Thornburg Investment Income Builder Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467 NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX
	Shares	Value
COMMON STOCKS - 81.50%
BANKS (10.40%)
Allied Irish Banks	350,000	$5,218,782
Bank of Ireland	200,000	2,497,837
Barclays PLC	130,000	1,146,647
Liechenstein Landesbank	4,000	1,934,898
Lloyds TSB Group PLC	925,000	7,039,496
Oko Osuuspankkien	225,000	5,219,089
The Bank of New York Co. Inc.	100,000	3,150,000
Washington Mutual Inc.	84,000	3,587,640
CAPITAL GOODS (0.20%)
Boskalis Westminster Groep NV	25,000	668,405
COMMERCIAL SERVICES & SUPPLIES (1.30%)
Electrocomponents	600,000	3,771,085
DIVERSIFIED FINANCIALS (7.20%)
Citigroup Inc.	160,000	8,272,000
Morgan Stanley	120,000	6,876,000
WP Stewart & Co. Ltd.	280,000	5,583,200
ENERGY (10.60%)
BP Amoco	80,000	4,096,000
CNOOC Ltd.	85,000	3,655,000
El Paso Tennessee Pipeline Co.	10,000	460,000
ENI S.p.A	300,000	6,033,160
Occidental Petroleum Corp.	170,000	7,828,500
Petroleo Brasileiro SA ADR	250,000	8,375,000
FOOD BEVERAGE & TOBACCO (6.40%)
Altria Group Inc.	135,000	7,350,750
Avi Ltd.	433,497	1,192,228
Fresh Del Monte Produce Inc.	195,000	5,023,200
Korean Tobacco & Ginseng Corp.	210,000	4,826,639
FOOD & DRUG RETAILING (3.10%)
Kesko Oyj	300,000	5,273,484
Tesco PLC	800,000	3,618,327
HEALTHCARE EQUIPMENT & SERVICES (1.90%)
Johnson & Johnson	105,000	5,325,600
HOUSEHOLD & PERSONAL PRODUCTS (1.00%)
Kimberly Clark de Mexico	1,030,000	2,787,270
HOTELS RESTAURANTS & LEISURE (0.70%)
IHOP Corp.	55,000	1,894,200
INSURANCE (2.30%)
Lincoln National Corp.	140,000	6,624,800
MATERIALS (5.80%)
PPG Industries Inc.	46,000	2,681,800
UPM Kymmene Oyj	450,000	8,242,123
Worthington Industries Inc.	295,000	5,655,150
MEDIA (3.30%)
APN News & Media	500,000	$1,457,043
Independent News & Media Finance	1,310,000	3,172,326
Pearson PLC	425,000	4,837,857
PHARMACEUTICALS & BIOTECHNOLOGY (2.80%)
Pfizer Inc.	230,000	8,061,500
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.20%)
Boston Properties Inc.	113,000	6,137,030
RETAILING (2.80%)
Kingfisher PLC	1,500,000	7,964,553
TECHNOLOGY - HARDWARE & EQUIPMENT (4.90%)
Samsung Electronics Co. Ltd.	15,000	7,483,972
Sindo Ricoh	125,000	6,596,450
TELECOMMUNICATION SERVICES (6.20%)
Alltel Corp.	115,000	5,737,350
Matav Rt	1,400,000	6,446,640
Portugal Telecom SGPS SA	300,000	3,355,853
TIM S.p.A	400,000	2,261,821
UTILITIES (8.40%)
Fortum Oyj	600,000	6,136,417
Kelda Group PLC	300,000	2,488,750
Nisource Inc.	185,000	3,931,250
Progress Energy Inc.	108,000	5,084,640
Scottish Power PLC	220,000	6,239,200

TOTAL COMMON STOCKS (Cost $217,560,917)	--	233,300,962

PREFERRED STOCK - 2.00%
DIVERSIFIED FINANCIALS (2.00%)
J P Morgan Chase & Co.	50,000	2,521,875
Lehman Brothers Holdings Inc.	130,000	3,302,000

TOTAL PREFERRED STOCK (Cost $5,796,000)	--	5,823,875

	Principal Amount	Value
CORPORATE BONDS - 9.80%
BANKS (0.80%)
Capital One Bank, 6.70%, 5/15/2008	$655,000	733,786
Capital One Bank, 6.50%, 6/13/2013	1,500,000	1,631,715
COMMERCIAL SERVICES & SUPPLIES (0.10%)
Waste Management Inc., 7.375%, 8/1/2010	175,000	206,188
DIVERSIFIED FINANCIALS (1.40%)
SLM Corp. Medium Term Note CPI Floating Rate, 3.08%, 4/1/2004	2,000,000	2,017,280
SLM Corp. Medium Term Note CPI Floating Rate, 4.00%, 4/1/2004	2,000,000	2,045,800
ENERGY (0.40%)
Sonat Inc., 7.625%, 7/15/2011	1,400,000	1,214,500
INSURANCE (2.60%)
AAG Holding Co. Inc., 6.875%, 6/1/2008	335,000	362,079
Hartford Life Inc., 7.10%, 6/15/2007	400,000	453,418
Liberty Mutual Group Inc. Guaranteed Senior Notes, 5.75%, 3/15/2014	$1,000,000	$996,658
Old Republic International Corp., 7.00%, 6/15/2007	1,000,000	1,135,091
Pacific Life Global Funding CPI Floating Rate, 4.106%, 4/6/2004	2,000,000	2,022,540
Provident Cos Inc., 6.375%, 7/15/2005	353,000	359,396
Unumprovident Corp., 7.625%, 3/1/2011	2,070,000	2,170,913
MEDIA (0.40%)
AOL Time Warner Inc., 6.875%, 5/1/2012	425,000	486,206
Independent News & Media Finance, 5.75%, 5/17/2009	600,000	709,892
PHARMACEUTICALS & BIOTECHNOLOGY (1.80%)
Tiers Inflation Linked Trust Series Wye 2004 21 Trust Certificate CPI
Floating Rate, 4.00%, 5/1/2004	5,000,000	5,000,000
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.60%)
MDC Holdings Inc., 7.00%, 12/1/2012	1,500,000	1,700,669
TECHNOLOGY - HARDWARE & EQUIPMENT (0.20%)
Jabil Circuit Inc., 5.875%, 7/15/2010	500,000	536,407
TELECOMMUNICATION SERVICES (1.50%)
Level 3 Communications Inc., 9.125%, 5/1/2008	300,000	243,000
Level 3 Communications Inc., 1.00%, 3/15/2010	1,500,000	1,155,000
TCI Communications Inc., 7.875%, 8/1/2013	2,285,000	2,754,963

TOTAL CORPORATE BONDS (Cost $27,288,056)	--	27,935,501

CONVERTIBLE BONDS - 1.20%
DIVERSIFIED FINANCIALS (0.10%)
E-Trade Financial Corp., 6.00%, 2/1/2007	265,000	271,294
TELECOMMUNICATION SERVICES (1.10%)
Level 3 Communications Inc., 6.00%, 9/15/2009	1,420,000	866,200
Level 3 Communications Inc., 6.00%, 3/15/2010	4,000,000	2,390,000

TOTAL CONVERTIBLE BONDS (Cost $3,975,033)	--	3,527,494

U.S. GOVERNMENT AGENCIES - 0.70%
Federal National Mortgage Association CPI Floating Rate, 3.00%, 4/17/2004	2,000,000	2,032,700

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,000,000)	--	2,032,700

TAXABLE MUNICIPAL BONDS - 1.60%
Short Pump Town Center Community Development, 6.26%, 2/1/2009	2,000,000	2,031,200
Victor New York Taxable-Tax Increment, 9.05%, 5/1/2008	2,300,000	2,514,912

TOTAL TAXABLE MUNICIPAL BONDS (Cost $4,386,670)	--	4,546,112

SHORT TERM INVESTMENTS - 3.20%
American General Finance Corp., 1.03% due 4/2/2004	9,000,000	8,999,742

TOTAL SHORT TERM INVESTMENTS (Cost $8,999,742)	--	8,999,742

TOTAL INVESTMENTS (100%) (Cost $270,006,418)	--	$286,166,386

See notes to financial statements

18

Index Comparisons

March 31, 2004

Index Comparison

Compares performance of Thornburg Investment Income Builder Fund and the blended benchmark index for the period December 24, 2002 to March 31, 2004. Past performance of the index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.

Thornburg Investment Income Builder Fund

Thornburg Investment Income Builder Fund Class A Total Returns, Since December 24, 2002, versus the Blended Benchmark Index

Average Annual Total Returns (period ending 3/31/04, at max. offering price)

A Shares

1 Year:	31.64%
From Inception (12/24/02):	23.31%

Thornburg Investment Income Builder Fund Class C Total Returns, Since December 24, 2002, versus the Blended Benchmark Index

Average Annual Total Returns(period ending 3/31/04)

C Shares
1 Year:	36.11%
From Inception (12/24/02):	26.61%

The maximum sales charge for the Fund’s A shares is 4.50%. C shares include a 1% CDSC for the first year only.

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal.

Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money.

For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The blended index is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in US dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

19

Thornburg Investment Income Builder Fund

Portfolio proxy Voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

Investment Manager Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

Principal Underwriter Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501

800.847.0200

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Carefully consider information in the prospectus regarding the Fund’s investment objectives and policies, risks, sales charges, expenses, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

www.thornburg.com

Thornburg Investment Income Builder Fund - I Shares

Semi-Annual Report March 31, 2004

Thornburg Investment Income Builder Fund

Letter to shareholders

Dear Fellow Shareholder:

Recall that the objective of the Thornburg Investment Income Builder Fund is to pay attractive, growing dividends to shareholders. As a byproduct of achieving this, we also aim to generate capital appreciation of the share price over time. Following are the quarterly dividends paid by your Fund in the last two quarters:

The net asset values of the I shares ended the fiscal period at $15.63, having increased by 44 cents, since December 31, 2003. It’s a challenging objective, but we will attempt to improve on the calendar 2003 dividend in 2004. The numbers above make clear that each sequential quarter’s dividend will not increase over the prior quarter. There is seasonality in the flow of dividends, particularly outside the USA. Nevertheless, the progress of the March 2004 dividend against the prior year’s level is a good start toward our objective.

On March 31, 2004, your Fund had 51 equity holdings, comprising 85% of Fund assets. Your Fund also owned 28 different bonds and short-term investments.

We were busy last quarter meeting with a variety of company managements worldwide. As a general rule, order books are improving. Against this general backdrop of heightened activity, not all business managers are smiling. Why? Not all companies can pass along increases in input costs. Input costs have been rising for firms that make intensive use of the most basic materials. Component suppliers, in particular, are challenged to pass these higher costs along.

In your Thornburg Investment Income Builder Portfolio, this challenge is reflected in the negative year-to-date price performance of PPG Industries (PPG) (chemical ingredients) and Sindo Ricoh (029530 KS) (copiers and printers, including much private label production). One may not think of banks as users of “basic materials,” but their input, money, is quite basic. While the cost of money is low these days, U.S. and U.K. investors are worried that it will soon be rising. We believe the ability of various banks to benefit or be hurt by this is quite varied. (Some banks always pay a market price for money, some get it for below market prices. Some lend at market, some below). We have invested, and will likely continue to invest, a significant percentage of this portfolio in banks and financial services firms. We will try to orient our investments toward those that buy money below market, sell money at market, and can benefit from rising interest rates. The return performance of our banking & financial holdings was mixed during the first quarter, with Lincoln National (LNC) and Citigroup (C)among the best in the Fund, while our non-U.S. banks lagged.

Your portfolio had input cost winners, too. The oil company holdings in the Fund—Ente Nazionale Idrocarburi (ENI), Petrobras (PBR), BP Plc. (BP), and Occidental Petroleum (OXY)—performed well in the first quarter. Petrochina (PTR.N) performed so well relative to other oil and gas companies that we sold it early in the quarter. We are a bit

	2003	2003	2003	2003	2004
	March Qtr.	June Qtr.	Sept. Qtr.	Dec. Qtr.	March Qtr.
A Shares	9.2	11.2	12.4	17.5	10.2
I Shares	N/A	N/A	N/A	14.5	11.7
*Inception date: 11/1/03
Exposure at
Industry Grouping	March 31, 2004
Banks	11.2%
Energy	11.0%
Diversified Financials	10.7%
Telecommunication Services	8.8%
Food Beverage & Tobacco	6.4%
Other Key Summary Statistics
Bonds and Cash	15%
Domestic Equity	37%
Foreign Equity	48%

Percentages and holdings can and do vary over time.

1

Thornburg Investment Income Builder Fund

Letter to shareholders, continued

April 13, 2004

nervous about the 11% weighting of the energy holdings in your Investment Income Builder portfolio. We do take comfort in the fact that senior oil company executives have told us that their assumed oil price when evaluating projects remains in the $16–$20 per barrel range (around 50% of today’s price). This indicates that over- investment in the global oil patch, unlike in so many industries in today’s liquidity-rich world, is not yet present. As owners, we are comforted by that and by the growing energy demand of India, China, and other energy-poor economies that have grown rapidly in recent years. Your portfolio’s collection of telephony service providers—Hungary’s Matav (MATAV HB), Italy’s Telecom Italia Mobile (TIM IM), Portugal Telecom (PT), and Alltel (AT)—operate largely fixed-cost businesses. The fixed assets they need are largely in place, for the time being. These businesses are generating wonderful cash flows, paying attractive dividends, and all have attractive mobile telephony franchises. We sold shares of lower-yielding Vodaphone (VOD), which played a constructive role in the portfolio while we held it, when we added these higher dividend payers. Business conditions, and first quarter stock price performance of Samsung Electronics (05930 KS), Korea Tobacco & Ginseng (033780 KS), and Independent News & Media (INWS ID), were all good. These firms sell, respectively, semiconductors/digital appliances, tobacco/tea/ginseng, and newspapers/outdoor advertising.

When you put it all together, Thornburg Investment Income Builder Fund had more winners than losers in the first quarter. We shortened the duration of the bond component of your portfolio from around 3.5 years to 2.3 years, and decreased the bond/cash portfolio allocation from 16% to 15% during the quarter. If we see rising yields in the coming months, we are well positioned to increase our bond allocation to take advantage. In the meantime, we can find enough attractive dividend paying stocks to be patient. The Thornburg Investment Income Builder Fund Class I shares rose 3.7% in the first quarter, and increased 10.0% since inception of November 1, 2003. This compares with a 2.6% increase in the blended benchmark, and a 9.0% rise over the period since inception of the I shares.

Your Fund’s investments are reported to you in the latter pages of this report. You can read more about the equity investments in your Fund by going to www.thornburg.com/funds. (If you do not have internet access, please call us at 800-847-0200. We will print and mail you a copy.) You can follow price movements of your shares at www.thornburg.com, under “Daily NAVs”. Thank you for your support, and best wishes.

Sincerely,

Brian McMahon	Brad Kinkelaar	Steven J. Bohlin
President & Chief Investment Officer	Managing Director	Managing Director

Past performance is no guarantee of future results. Current returns may be either lower or higher than those shown. Share prices and returns will fluctuate and investors may experience a loss upon redemption. There is no guarantee that the Fund will meet its objectives. Shares in the Fund carry risks, including possible loss of principal. Carefully consider the Fund’s investment objectives, risks, sales charges, and expenses; this information is found in the prospectus, which is available from your financial advisor or from www.thornburg.com. Read it carefully before you invest or send money. For month-end performance information, or for information and commentary on Fund holdings, including links to each company’s home page, visit www.thornburg.com.

The blended index is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including US government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in US dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

There are special risk considerations associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility of the fund.

2

Thornburg Investment Income Builder Fund

regarding the dividend landscape

The S&P 500 Index Payout Ratio -- A Historical Perspective

The dividend payout ratio is a fraction that expresses dividend payments as a percentage of per-share earnings. By long-term historical standards, the dividend payout ratio of the S&P 500 Index is relatively low at this time.

The Standard & Poor’s 500 Stock Index (S&P 500) is an unmanaged index generally representative of the U.S. Stock Market, without regard to company size.

Corporate Willingness to Pay Dividends is Improving

The Russell 1000 Index includes 1000 public companies that are supposed to be generally representative of corporate America. Between 1980 and 1993, at least 80% of these firms paid some dividend. Between 1994 and 2001, the percentage of Russell 1000 companies paying dividends sunk to just over 50%, indicating investor and management preference for reinvesting retained earnings in growth initiatives. Now the pendulum appears to be swinging back, and the percentage of dividend payers is increasing. Long-term academic studies have shown that subsequent earnings-per-share growth of dividend-paying firms actually exceeds that of non-payers.

3

Thornburg Investment Income Builder Fund

regarding the dividend landscape, continued

March 31, 2004

Rising Dividend Payments Despite Changing Dividend Yields

Over time, the dollar dividend per unit of the S&P 500 Index has increased. Because the price of the index itself has increased even more, the yield on the S&P 500 Index, as a percentage of the current index price, has generally decreased in recent decades. You should note, however, that the yield on the original investment made at a fixed point in time (say, 1970 or 1989) has increased, even without reinvestment of dividends.

A Truly Diversified Dividend-Paying PortfolioMust
Look Beyond the Obvious High Yield Stocks!

In the (large cap) Russell 1000 Index, 81% of the top 100 dividend payers are either real estate investment trusts (REITs) or utilities. In the (small cap) Russell 2000 Index, 87% of the top 100 dividend-yielding stocks are either REITs or utilities. In order to construct a diversified portfolio of attractive yielding stocks, one must beyond these two sectors. We do!

The Top 100 Dividend Yields
	Russell 1000 Index	Russell 2000 Index
REITs	47%	78%
Utilities	34%	9%
Banks	6%	2%
Other Financials	2%	1%
Cons. Staples	5%	3%
Telecom	3%	0%
Materials	2%	2%
Health Care	1%	0%
Consumer Discretionary	0%	4%
Industrials	0%	1%
Energy	0%	0%
Technology	0%	0%

Source: Bloomberg (Numbers may not add to 100% due to rounding.)

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

4

Thornburg Investment Income Builder Fund

regarding the dividend landscape, continued

March 31, 2004

Global Diversification Can Improve the Portfolio Yield

Since firms outside the U.S. tend to pay higher dividends than U.S. firms, particularly outside the REIT and utility sectors, we diversify the Thornburg Investment Income Builder portfolio into some foreign dividend-paying stocks to take advantage of these opportunities.

        Assumes that all last twelve months’ share repurchases are converted to dividends.

Corporate Willingness to Pay Dividends May Come from Unlikely Sources

Since the passage of the 2003 tax bill, which lowered maximum tax rates on dividends to 15%, Citigroup and several other leading U.S. firms have redirected funds previously allocated to share buybacks to increased dividend payments. This graph shows the potential for dividend increases, by S&P sector, if all funds used to repurchase shares were to be redirected to dividend payments. We do not expect this outcome, but we are seeing movement in this direction.

5

Statement of assets and liabilities
Thornburg Investment Income Builder Fund	March 31, 2004
(Unaudited)
ASSETS
Investments at value (cost $270,006,418)	$286,166,386
Cash	330,197
Cash denominated in foreign currency (cost $1,189,424)	1,234,066
Receivable for fund shares sold	2,749,239
Unrealized gain (loss) on forward exchange contracts (Note 6)	36,438
Dividends receivable	3,644,420
Interest receivable	403,960
Prepaid expenses and other assets	65,505

Total Assets	294,630,211

LIABILITIES
Payable for securities purchased	12,162,842
Payable for fund shares redeemed	97,805
Payable to investment advisor (Note 3)	194,352
Accounts payable and accrued expenses	553,642
Dividends payable	1,412,338

Total Liabilities	14,420,979

NET ASSETS	$280,209,232

NET ASSETS CONSIST OF:
Undistributed net investment income	$ 2,144,853
Net unrealized appreciation (depreciation) on investments	16,211,438
Accumulated net realized gain (loss)	5,139,403
Net capital paid in on shares of beneficial interest	256,713,538

$280,209,232

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($163,271,671 applicable to 10,455,836 shares of beneficial
interest outstanding - Note 4)	$ 15.62
Maximum sales charge, 4.50% of offering price	0.74

Maximum Offering Price Per Share	$ 16.36

Class C Shares:
Net asset value and offering price per share *
($98,969,828 applicable to 6,330,504 shares of beneficial
interest outstanding - Note 4)	$ 15.63

Class I Shares:
Net asset value, offering and redemption price per share
($17,967,733 applicable to 1,149,755 shares of beneficial
interest outstanding - Note 4)	$ 15.63

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
See notes to financial statements

6

Statement of Operations
Thornburg Investment Income Builder Fund	Six months ended March 31, 2004
(Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $511,672)	$ 5,402,281
Interest income (net of premium amortized of $61,187)	824,400

Total Income	6,226,681

EXPENSES
Investment advisory fees (Note 3)	818,859
Administration fees (Note 3)
Class A Shares	70,237
Class C Shares	40,240
Class I Shares	2,559
Distribution and service fees (Note 3)
Class A Shares	143,115
Class C Shares	327,678
Transfer agent fees
Class A Shares	53,860
Class C Shares	32,890
Class I Shares	5,912
Registration & filing fees
Class A Shares	5,856
Class C Shares	4,529
Class I Shares	6,408
Custodian fees (Note 3)	54,515
Professional fees	12,247
Accounting fees	2,257
Trustee fees	1,760
Other expenses	24,626

Total Expenses	1,607,548
Less:
Expenses reimbursed by investment advisor (Note 3)	(119,820)
Fees paid indirectly (Note 3)	(5,425)

Net Expenses	1,482,303

Net Investment Income	4,744,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,444,223
Foreign currency transactions	(176,369)

5,267,854

Net change in unrealized appreciation (depreciation) on:
Investments	12,661,497
Foreign currency translations	46,447

12,707,944
Net Realized and Unrealized
Gain (Loss) on Investments	17,975,798

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 22,720,176

See notes to financial statements

7

Statements of Changes in net assets
Thornburg Investment Income Builder Fund
	Six Months Ended March 31, 2004	For the period from December 24, 2002 (commencement of operations) to September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$ 4,744,378	$ 1,531,993
Net realized gain (loss) on investments and foreign currency
transactions	5,267,854	(150,743)
Increase (Decrease) in unrealized appreciation
on investments and foreign currency translations	12,707,944	3,503,494

Net Increase (Decrease) in Net Assets
Resulting from Operations	22,720,176	4,884,744
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares	(1,994,505)	(662,771)
Class C Shares	(989,576)	(266,157)
Class I Shares	(196,217)	0
FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares	78,091,295	70,256,269
Class C Shares	52,693,164	38,483,680
Class I Shares	17,189,130	0

Net Increase in Net Assets	167,513,467	112,695,765
NET ASSETS:
Beginning of period	112,695,765	0

End of period	$ 280,209,232	$ 112,695,765

See notes to financial statements

8

Thornburg Investment Income Builder Fund

Notes to financial statements

NOTE 1 – ORGANIZATION Thornburg Investment Income Builder Fund, hereinafter referred to as the “Fund,” is a diversified series of Thornburg Investment Trust (the “Trust”). The Fund commenced operations on December 24, 2002. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing nine series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg New York Intermediate Municipal Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C, and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, to specific classes including transfer agent fees, government registration fees, certain printing and postage costs, and administration and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to “regulated investment companies” and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records on the trade date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder’s option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

9

Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Certain income from foreign securities is recognized as soon as information is available to the Fund. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all funds are allocated among the funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Guarantees and Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 — INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the “Advisor”) serves as the investment advisor and performs services to the Fund for which the fees are payable at the end of each month. For the period ended March 31, 2004, these fees were payable at annual rates ranging from .875 of 1% to .675 of 1% of the average daily net assets of the Fund depending on the Fund’s asset size. The Fund also has an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund’s shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the period ended March 31, 2004, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $105,681 for Class C shares and $14,139 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the “Distributor”), which acts as the

Distributor of the Fund’s shares. For the period ended March 31, 2004, the Distributor has advised the Fund that it earned commissions aggregating $144,304 from the sale of Class A shares of the Fund and collected contingent deferred sales charges aggregating $6,020 from redemptions of Class C shares of the Fund.

Pursuant to a service plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund’s shares.

The Fund has also adopted distribution plans pursuant to Rule 12b-1, applicable only to the Fund’s Class C shares, under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans are set forth in the statement of operations.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the Statement of Operations. For the period ended March 31, 2004, the fees paid indirectly were $5,425.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

10

Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

NOTE 4 — SHARES OF BENEFICIAL INTEREST

At March 31, 2004 there were an unlimited number of shares of beneficial interest authorized. Sales of Class I shares of the Thornburg Investment Income Builder Fund commenced November 01, 2003. Transactions in shares of beneficial interest were as follows:

	Period Ended March 31, 2004		For the Period from December 24, 2002 (commencement of operations) to Sept. 30, 2003
	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	5,936,820	$ 89,594,492	5,334,254	$ 70,587,793
Shares issued to shareholders in	57,990	880,886	41,869	568,052
reinvestment of dividends
Shares repurchased**	(845,804)	(12,384,083)	(69,293)	(899,576)

Net Increase (Decrease)	5,149,006	$ 78,091,295	5,306,830	$ 70,256,269

**The Fund charges a redemption fee of 1% of the Class A shares exchanged within 90 days of purchase. For the period ended September 30, 2003 and March 31, 2004, $2,155 and $4,769, respectively, were netted in the amount reported for shares repurchased

Class C Shares
Shares sold	3,532,652	$ 53,801,395	2,880,165	$ 38,582,969
Shares issued to shareholders in	22,889	348,149	12,283	167,691
reinvestment of dividends
Shares repurchased	(97,210)	(1,456,380)	(20,275)	(266,980)

Net Increase (Decrease)	3,458,331	$ 52,693,164	2,872,173	$ 38,483,680

Class I Shares
Shares sold	1,151,368	$ 17,212,429	--	$ --
Shares issued to shareholders in	5,408	82,142	--	--
reinvestment of dividends
Shares repurchased **	(7,021)	(105,441)	--	--

Net Increase (Decrease)	1,149,755	$ 17,189,130	--	$ --

**The Fund charges a redemption fee of 1% of the Class I shares exchanged within 90 days of purchase. For the period ended March 31, 2004, $1,065 was netted in the amount reported for shares repurchased

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended March 31, 2004 the Fund had purchase and sale transactions of investment securities (excluding short-term investments) of $211,600,917 and $63,634,461, respectively.

NOTE 6 – INCOME TAXES

At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purpose	$ 270,070,497

Gross unrealized appreciation on a tax basis	$ 20,465,122
Gross unrealized depreciation on a tax basis	(4,369,232)

Net unrealized appreciation
(depreciation) on investments (tax basis)	$ 16,095,890

Distributable earnings-ordinary income	$ 2,167,144

At March 31, 2004, the Fund had deferred tax basis currency and capital losses occurring subsequent to October 31, 2002 of $22,291 and $64,372, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

11

Thornburg Investment Income Builder Fund

Notes to financial statements, continued

March 31, 2004

NOTE 7 – FINANCIAL INSTRUMENTS WITHOFF-BALANCE
SHEET RISK

During the period ended March 31, 2004, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve market risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

CONTRACTS TO SELL:

15,000,000	Euro Dollar for 18,155,100 USD, September 30, 2004	$(209,029)
8,500,000	Euro Dollar for 10,662,400 USD, August 10, 2004	245,467
	Net unrealized gain (loss) from forward exchange contracts	$ 36,438

12

March 31, 2004

Financial highlights
Thornburg Investment Income Builder Fund
	Six Months Ended March 31,	Period Ended September 30,
	2004	2003(c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 13.77	$ 11.94

Income from investment operations:
Net investment income	0.38	0.56
Net realized and unrealized
gain (loss) on investments	1.75	1.60

Total from investment operations	2.13	2.16
Less dividends from:
Net investment income	(0.28)	(0.33)

Change in net asset value	1.85	1.83
Net asset value, end of period	$ 15.62	$ 13.77

Total return (a)	15.49%	18.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	5.12% (b)	5.65% (b)
Expenses, after expense reductions	1.46% (b)	1.61% (b)
Expenses, after expense reductions
and net of custody credits	1.46% (b)	1.60% (b)
Expenses, before expense reductions	1.46% (b)	1.74% (b)
Portfolio turnover rate	34.91%	52.10%
Net assets at end of period (000)	$ 163,272	$ 73,083
(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
(c) Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.

13

Financial highlights
Thornburg Investment Income Builder Fund
Period Ended March 31,
2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period	$ 14.45

Income from investment operations:
Net investment income	0.39
Net realized and unrealized
gain (loss) on investments	1.05

Total from investment operations	1.44
Less dividends from:
Net investment income	(0.26)

Change in net asset value	1.18
Net asset value, end of period	$ 15.63

Total return (a)	10.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net investment income	6.29%(b)
Expenses, after expense reductions	1.00%(b)
Expenses, after expense reductions
and net of custody credits	0.99%(b)
Expenses, before expense reductions	1.27%(b)
Portfolio turnover rate	34.91%
Net assets at end of period (000)	$ 17,968

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.

14

Schedule of investments
Thornburg Investment Income Builder Fund		March 31, 2004
CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467 NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX
	Shares	Value
COMMON STOCKS - 81.50%
BANKS (10.40%)
Allied Irish Banks	350,000	$5,218,782
Bank of Ireland	200,000	2,497,837
Barclays PLC	130,000	1,146,647
Liechenstein Landesbank	4,000	1,934,898
Lloyds TSB Group PLC	925,000	7,039,496
Oko Osuuspankkien	225,000	5,219,089
The Bank of New York Co. Inc.	100,000	3,150,000
Washington Mutual Inc.	84,000	3,587,640
CAPITAL GOODS (0.20%)
Boskalis Westminster Groep NV	25,000	668,405
COMMERCIAL SERVICES & SUPPLIES (1.30%)
Electrocomponents	600,000	3,771,085
DIVERSIFIED FINANCIALS (7.20%)
Citigroup Inc.	160,000	8,272,000
Morgan Stanley	120,000	6,876,000
WP Stewart & Co. Ltd.	280,000	5,583,200
ENERGY (10.60%)
BP Amoco	80,000	4,096,000
CNOOC Ltd.	85,000	3,655,000
El Paso Tennessee Pipeline Co.	10,000	460,000
ENI S.p.A	300,000	6,033,160
Occidental Petroleum Corp.	170,000	7,828,500
Petroleo Brasileiro SA ADR	250,000	8,375,000
FOOD BEVERAGE & TOBACCO (6.40%)
Altria Group Inc.	135,000	7,350,750
Avi Ltd.	433,497	1,192,228
Fresh Del Monte Produce Inc.	195,000	5,023,200
Korean Tobacco & Ginseng Corp.	210,000	4,826,639
FOOD & DRUG RETAILING (3.10%)
Kesko Oyj	300,000	5,273,484
Tesco PLC	800,000	3,618,327
HEALTHCARE EQUIPMENT & SERVICES (1.90%)
Johnson & Johnson	105,000	5,325,600
HOUSEHOLD & PERSONAL PRODUCTS (1.00%)
Kimberly Clark de Mexico	1,030,000	2,787,270
HOTELS RESTAURANTS & LEISURE (0.70%)
IHOP Corp.	55,000	1,894,200
INSURANCE (2.30%)
Lincoln National Corp.	140,000	6,624,800
MATERIALS (5.80%)
PPG Industries Inc.	46,000	2,681,800
UPM Kymmene Oyj	450,000	8,242,123
Worthington Industries Inc.	295,000	5,655,150
MEDIA (3.30%)
APN News & Media	500,000	$1,457,043
Independent News & Media Finance	1,310,000	3,172,326
Pearson PLC	425,000	4,837,857
PHARMACEUTICALS & BIOTECHNOLOGY (2.80%)
Pfizer Inc.	230,000	8,061,500
REAL ESTATE MANAGEMENT & DEVELOPMENT (2.20%)
Boston Properties Inc.	113,000	6,137,030
RETAILING (2.80%)
Kingfisher PLC	1,500,000	7,964,553
TECHNOLOGY - HARDWARE & EQUIPMENT (4.90%)
Samsung Electronics Co. Ltd.	15,000	7,483,972
Sindo Ricoh	125,000	6,596,450
TELECOMMUNICATION SERVICES (6.20%)
Alltel Corp.	115,000	5,737,350
Matav Rt	1,400,000	6,446,640
Portugal Telecom SGPS SA	300,000	3,355,853
TIM S.p.A	400,000	2,261,821
UTILITIES (8.40%)
Fortum Oyj	600,000	6,136,417
Kelda Group PLC	300,000	2,488,750
Nisource Inc.	185,000	3,931,250
Progress Energy Inc.	108,000	5,084,640
Scottish Power PLC	220,000	6,239,200

TOTAL COMMON STOCKS (Cost $217,560,917)	--	233,300,962

PREFERRED STOCK - 2.00%
DIVERSIFIED FINANCIALS (2.00%)
J P Morgan Chase & Co.	50,000	2,521,875
Lehman Brothers Holdings Inc.	130,000	3,302,000

TOTAL PREFERRED STOCK (Cost $5,796,000)	--	5,823,875

	Principal Amount	Value
CORPORATE BONDS - 9.80%
BANKS (0.80%)
Capital One Bank, 6.70%, 5/15/2008	$655,000	733,786
Capital One Bank, 6.50%, 6/13/2013	1,500,000	1,631,715
COMMERCIAL SERVICES & SUPPLIES (0.10%)
Waste Management Inc., 7.375%, 8/1/2010	175,000	206,188
DIVERSIFIED FINANCIALS (1.40%)
SLM Corp. Medium Term Note CPI Floating Rate, 3.08%, 4/1/2004	2,000,000	2,017,280
SLM Corp. Medium Term Note CPI Floating Rate, 4.00%, 4/1/2004	2,000,000	2,045,800
ENERGY (0.40%)
Sonat Inc., 7.625%, 7/15/2011	1,400,000	1,214,500
INSURANCE (2.60%)
AAG Holding Co. Inc., 6.875%, 6/1/2008	335,000	362,079
Hartford Life Inc., 7.10%, 6/15/2007	400,000	453,418
Liberty Mutual Group Inc. Guaranteed Senior Notes, 5.75%, 3/15/2014	$1,000,000	$996,658
Old Republic International Corp., 7.00%, 6/15/2007	1,000,000	1,135,091
Pacific Life Global Funding CPI Floating Rate, 4.106%, 4/6/2004	2,000,000	2,022,540
Provident Cos Inc., 6.375%, 7/15/2005	353,000	359,396
Unumprovident Corp., 7.625%, 3/1/2011	2,070,000	2,170,913
MEDIA (0.40%)
AOL Time Warner Inc., 6.875%, 5/1/2012	425,000	486,206
Independent News & Media Finance, 5.75%, 5/17/2009	600,000	709,892
PHARMACEUTICALS & BIOTECHNOLOGY (1.80%)
Tiers Inflation Linked Trust Series Wye 2004 21 Trust Certificate CPI
Floating Rate, 4.00%, 5/1/2004	5,000,000	5,000,000
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.60%)
MDC Holdings Inc., 7.00%, 12/1/2012	1,500,000	1,700,669
TECHNOLOGY - HARDWARE & EQUIPMENT (0.20%)
Jabil Circuit Inc., 5.875%, 7/15/2010	500,000	536,407
TELECOMMUNICATION SERVICES (1.50%)
Level 3 Communications Inc., 9.125%, 5/1/2008	300,000	243,000
Level 3 Communications Inc., 1.00%, 3/15/2010	1,500,000	1,155,000
TCI Communications Inc., 7.875%, 8/1/2013	2,285,000	2,754,963

TOTAL CORPORATE BONDS (Cost $27,288,056)	--	27,935,501

CONVERTIBLE BONDS - 1.20%
DIVERSIFIED FINANCIALS (0.10%)
E-Trade Financial Corp., 6.00%, 2/1/2007	265,000	271,294
TELECOMMUNICATION SERVICES (1.10%)
Level 3 Communications Inc., 6.00%, 9/15/2009	1,420,000	866,200
Level 3 Communications Inc., 6.00%, 3/15/2010	4,000,000	2,390,000

TOTAL CONVERTIBLE BONDS (Cost $3,975,033)	--	3,527,494

U.S. GOVERNMENT AGENCIES - 0.70%
Federal National Mortgage Association CPI Floating Rate, 3.00%, 4/17/2004	2,000,000	2,032,700

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,000,000)	--	2,032,700

TAXABLE MUNICIPAL BONDS - 1.60%
Short Pump Town Center Community Development, 6.26%, 2/1/2009	2,000,000	2,031,200
Victor New York Taxable-Tax Increment, 9.05%, 5/1/2008	2,300,000	2,514,912

TOTAL TAXABLE MUNICIPAL BONDS (Cost $4,386,670)	--	4,546,112

SHORT TERM INVESTMENTS - 3.20%
American General Finance Corp., 1.03% due 4/2/2004	9,000,000	8,999,742

TOTAL SHORT TERM INVESTMENTS (Cost $8,999,742)	--	8,999,742

TOTAL INVESTMENTS (100%) (Cost $270,006,418)	--	$286,166,386

See notes to financial statements

17

Thornburg Investment Income Builder Fund

Portfolio Proxy Voting

March 31, 2004

Policies and Procedures (Unaudited):

The Trust has delegated to Thornburg Investment Management, Inc. (“the Advisor”) voting decisions respecting proxies for the Fund’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1.800.847.0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Commencing August 31, 2004, information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request, on the Thornburg website at www.thornburg.com and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

On April 8, 2004, the Trustees of Thornburg Investment Trust adopted (i) a procedure for Shareholder Communications to Trustees providing a procedure by which shareholders may recommend candidates for nomination as Trustees, and (ii) a Nominating Committee Charter providing for the committee’s consideration of candidates for nomination recommended by shareholders.

Item 10. Controls and Procedures

(a)     The principal executive officer and the principal financial officer have concluded that Thornburg Investment Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information relating to Thornburg Investment Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)     There was no change in the Thornburg Investment Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)	(1) Not applicable.

(a)	(2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 70.30a-2) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund.

By: /s/ Brian J. McMahon

      Brian J. McMahon

        President and principal executive officer

Date: May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian J. McMahon

      Brian J. McMahon

        President and principal executive officer

Date: May 27, 2004

By: /s/ Steven J. Bohlin

      Steven J. Bohlin

        Treasurer and principal financial officer

Date: May 27, 2004